Registration Nos: 2-41251
                                                                        811-2214

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

           Pre-Effective Amendment No.                            [ ]
           Post-Effective Amendment No.  71                       [X]
                                        ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

           Amendment No.  53                                      [X]
                         ----


                              LIBERTY FUNDS TRUST I
                              ---------------------
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                -------------------------------------------------
                    (Address of Principal Executive Offices)

                                  617-426-3750
                                  ------------
              (Registrant's Telephone Number, including Area Code)

Name and Address of Agent for Service:    Copy to:
--------------------------------------    --------

Jean S. Loewenberg, Esq.                  John M. Loder, Esq.
Liberty Funds Group LLC                   Ropes & Gray
One Financial Center                      One International Place
Boston, MA  02111                         Boston, MA  02110-2624

                                          Cameron S. Avery, Esq.
                                          Bell, Boyd & Lloyd LLC
                                          70 West Madison Street, Suite 3300
                                          Chicago, IL 60602-4207

It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b).

[X] On March 1, 2003 pursuant to paragraph (b).

[ ] 60 days after filing pursuant to paragraph (a)(1).

[ ] On [date] pursuant to paragraph (a)(1) of Rule 485.

[ ] 75 days after filing pursuant to paragraph (a)(2).

[ ] On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

  LIBERTY TAX-MANAGED FUNDS                           Prospectus, March 1, 2003




LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND



LIBERTY TAX-MANAGED GROWTH FUND



LIBERTY TAX-MANAGED GROWTH FUND II



LIBERTY TAX-MANAGED VALUE FUND


CLASS A, B AND C SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND           2
------------------------------------------------------
Investment Goals..................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   3
Your Expenses.....................................   5

LIBERTY TAX-MANAGED GROWTH FUND                      6
------------------------------------------------------
Investment Goals..................................   6
Principal Investment Strategies...................   6
Principal Investment Risks........................   6
Performance History...............................   7
Your Expenses.....................................   9

LIBERTY TAX-MANAGED GROWTH FUND II                  10
------------------------------------------------------
Investment Goals..................................  10
Principal Investment Strategies...................  10
Principal Investment Risks........................  10
Performance History...............................  11
Your Expenses.....................................  13

LIBERTY TAX-MANAGED VALUE FUND                      15
------------------------------------------------------
Investment Goals..................................  15
Principal Investment Strategies...................  15
Principal Investment Risks........................  15
Performance History...............................  16
Your Expenses.....................................  18

YOUR ACCOUNT                                        19
------------------------------------------------------
How to Buy Shares.................................  19
Sales Charges.....................................  20
How to Exchange Shares............................  23
How to Sell Shares................................  23
Fund Policy on Trading of Fund Shares.............  24
Distribution and Service Fees.....................  24
Other Information About Your Account..............  25

MANAGING THE FUNDS                                  27
------------------------------------------------------
Investment Advisor................................  27
Investment Sub-Advisor............................  27
Portfolio Managers................................  27

OTHER INVESTMENT STRATEGIES AND RISKS               28
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                30
------------------------------------------------------
Liberty Tax-Managed Aggressive Growth Fund........  30
Liberty Tax-Managed Growth Fund...................  33
Liberty Tax-Managed Growth Fund II................  36
Liberty Tax-Managed Value Fund....................  39


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                              Not FDIC Insured
                                                                May Lose Value
                                                             No Bank Guarantee

 LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of small capitalization (small-cap) and middle capitalization (mid-cap) companies that the Fund's investment advisor believes have long-term growth potential. Small-cap stocks are stocks of companies that have market-capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2002, that index included companies with capitalizations between $8.3 million and $2.4 billion. Mid-cap stocks are stocks of companies that have market-capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. These companies tend to operate within large and growing markets for the companies' goods and services, are well capitalized and have accelerating rates of corporate earnings and experienced and motivated management teams. At times, the Fund may have a significant percentage of its assets invested in a broad economic sector. (Manufacturing, energy and technology are examples of broad economic sectors.) The Fund also may invest in large capitalization (large-cap) companies and, to a limited extent, foreign companies.



   UNDERSTANDING TAX-MANAGED INVESTING



    In managing the Fund, the advisor or sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; seeking low portfolio turnover which helps to minimize realization and distribution of taxable gains, except when portfolio turnover may actually reduce shareholder exposure to taxes (such as when the advisor sells securities to create a loss to offset gains realized on other securities); deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; and selling the higher cost basis portion of a security holding before the lower cost basis portion. The investment advisor also may utilize certain active, tax-management strategies. These include tax switches, dividend rolls and selling and reinvesting strategies. See "Other Investment Strategies and Risks."



    From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.


----
2

 Liberty Tax-Managed Aggressive Growth Fund



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.


The securities issued by MID-CAP COMPANIES may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


SMALLER COMPANIES are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.



FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction


                                                                            ----

 Liberty Tax-Managed Aggressive Growth Fund



arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



    The Fund's returns are compared to the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


 CALENDAR YEAR TOTAL RETURNS (CLASS A)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


2001  -22.85%
2002  -21.58%



                                                    For period shown in bar chart:
                                                    Best quarter: 4th quarter 2001, +18.25%
                                                    Worst quarter: 3rd quarter 2001, -25.52%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                          INCEPTION                          LIFE OF THE
                                            DATE         1 YEAR                  FUND

Class A (%)                                 8/1/00
  Return Before Taxes                                        -21.58                        -22.53
  Return After Taxes on Distributions                        -21.58                        -22.53
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -13.25                        -17.31
-------------------------------------------------------------------------------------------------
Class B (%)                                 8/1/00
  Return Before Taxes                                        -22.08                        -23.10
  Return After Taxes on Distributions                        -22.08                        -23.10
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -13.56                        -17.72
-------------------------------------------------------------------------------------------------
Class C (%)                                 8/1/00
  Return Before Taxes                                        -22.08                        -23.10
  Return After Taxes on Distributions                        -22.08                        -23.10
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -13.56                        -17.72
-------------------------------------------------------------------------------------------------
S&P MidCap 400 Index (%)                       N/A           -14.51                         -4.18(1)
-------------------------------------------------------------------------------------------------


(1)  Performance information is from July 31, 2000.

----
4

 Liberty Tax-Managed Aggressive Growth Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                CLASS A     CLASS B     CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)           5.75        0.00        0.00
---------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                        1.00(3)     5.00        1.00
---------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                     (4)         (4)         (4)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.

 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C

 Management fee(5)(6) (%)                          1.00        1.00        1.00
---------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.30        1.00        1.00
---------------------------------------------------------------------------------
 Other expenses (%)                                0.94        0.94        0.94
---------------------------------------------------------------------------------
 Total annual fund operating expenses(6) (%)       2.24        2.94        2.94



(5)  The Fund pays a management fee of 0.80% and an administration fee of 0.20%.
(6) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. If this waiver were reflected in the table, the management fee for each share class would be 0.31% and total annual fund operating expenses for Class A, B and C shares would be 1.55%, 2.25% and 2.25%, respectively. This arrangement may be modified or terminated by the advisor or administrator at any time.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $789   $1,235   $1,706    $3,002
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $297   $  910   $1,548    $3,097
              sold all your shares at the end of the
              period                                     $797   $1,210   $1,748    $3,097
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $297   $  910   $1,548    $3,261
              sold all your shares at the end of the
              period                                     $397   $  910   $1,548    $3,261


                                                                            ----

 LIBERTY TAX-MANAGED GROWTH FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of December 31, 2002, that index included companies with capitalizations between $279.0 million and $276.6 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.



   UNDERSTANDING TAX-MANAGED INVESTING


    In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

    From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.


----
6

 Liberty Tax-Managed Growth Fund



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


The securities issued by MID-CAP COMPANIES may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



    The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


                                                                            ----

 Liberty Tax-Managed Growth Fund


 CALENDAR YEAR TOTAL RETURNS (CLASS A)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


1997   24.40%
1998   21.46%
1999   28.08%
2000  -15.34%
2001  -16.11%
2002  -22.10%



                                                    For period shown in bar chart:
                                                    Best quarter: 4th quarter 1998, +21.07%
                                                    Worst quarter: 3rd quarter 2001, -17.80%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                          INCEPTION                                                  LIFE OF THE
                                            DATE         1 YEAR                5 YEARS                   FUND

 Class A (%)                              12/30/96
  Return Before Taxes                                        -26.58                        -4.10                0.09
  Return After Taxes on Distributions                        -26.58                        -4.10                0.09
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -16.32                        -3.22                0.07
--------------------------------------------------------------------------------------------------------------------
 Class B (%)                              12/30/96
  Return Before Taxes                                        -26.53                        -4.07                0.31
  Return After Taxes on Distributions                        -26.53                        -4.07                0.31
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -16.29                        -3.20                0.25
--------------------------------------------------------------------------------------------------------------------
 Class C (%)                              12/30/96
  Return Before Taxes                                        -23.44                        -3.68                0.31
  Return After Taxes on Distributions                        -23.44                        -3.68                0.31
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -14.39                        -2.90                0.25
--------------------------------------------------------------------------------------------------------------------
 S&P 500 Index (%)                             N/A           -22.09                        -0.58                4.41(1)
--------------------------------------------------------------------------------------------------------------------


(1)  Performance information is from December 31, 1996.

----
8

 Liberty Tax-Managed Growth Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)


                                                    CLASS A             CLASS B             CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)                    5.75                0.00                 0.00
---------------------------------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                                 1.00(3)              5.00                1.00
---------------------------------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                                  (4)                 (4)                 (4)



(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C

 Management fee(5) (%)                             0.85        0.85        0.85
---------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.25        1.00        1.00
---------------------------------------------------------------------------------
 Other expenses (%)                                0.31        0.31        0.31
---------------------------------------------------------------------------------
 Total annual fund operating expenses (%)          1.41        2.16        2.16



(5)  The Fund pays a management fee of 0.60% and an administration fee of 0.25%.

 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $710    $996    $1,302    $2,169
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $219    $676    $1,159    $2,303
              sold all your shares at the end of the
              period                                     $719    $976    $1,359    $2,303
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $219    $676    $1,159    $2,493
              sold all your shares at the end of the
              period                                     $319    $676    $1,159    $2,493


                                                                            ----

 LIBERTY TAX-MANAGED GROWTH FUND II


INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of December 31, 2002, that index included companies with capitalizations between $279.0 million and $276.6 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.


   UNDERSTANDING TAX-MANAGED INVESTING

    In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

    From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.

At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.


----
10

 Liberty Tax-Managed Growth Fund II



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


The securities issued by MID-CAP COMPANIES may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.



An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



    The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


                                                                            ----

 Liberty Tax-Managed Growth Fund II


 CALENDAR YEAR TOTAL RETURNS (CLASS A)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


2001  -15.57%
2002  -22.01%



                                                    For period shown in bar chart:
                                                    Best quarter: 3rd quarter 2001, +13.16%
                                                    Worst quarter: 4th quarter 2001, -17.55%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                          INCEPTION                     LIFE OF
                                            DATE         1 YEAR         THE FUND

Class A (%)                                 3/7/00
  Return Before Taxes                                        -26.53          -19.78
  Return After Taxes on Distributions                        -26.53          -19.78
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -16.29          -15.12
-----------------------------------------------------------------------------------
Class B (%)                                 3/7/00
  Return Before Taxes                                        -26.44          -19.59
  Return After Taxes on Distributions                        -26.44          -19.59
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -16.23          -14.99
-----------------------------------------------------------------------------------
 Class C (%)                                3/7/00
  Return Before Taxes                                        -23.28          -18.76
  Return After Taxes on Distributions                        -23.28          -18.76
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -14.29          -14.39
-----------------------------------------------------------------------------------
S&P 500 Index (%)                              N/A           -22.09          -13.19(1)
-----------------------------------------------------------------------------------


(1)  Performance information is from February 29, 2000.

----
12

 Liberty Tax-Managed Growth Fund II


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A     CLASS B     CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)           5.75        0.00        0.00
---------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                        1.00(3)     5.00        1.00
---------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                     (4)         (4)         (4)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C

 Management fee(5) (%)                             1.00        1.00        1.00
---------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.25        1.00        1.00
---------------------------------------------------------------------------------
 Other expenses(6) (%)                             0.45        0.45        0.45
---------------------------------------------------------------------------------
 Total annual fund operating expenses(6) (%)       1.70        2.45        2.45



(5)  The Fund pays a management fee of 0.80% and an administration fee of 0.20%.
(6) The Fund's advisor has agreed to bear a portion of the Fund's expenses so that "Other expenses" do not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. If this waiver were reflected in the table, the "Other expenses" for each share class would be 0.25% and total annual fund operating expenses for Class A, B and C shares would be 1.50%, 2.25% and 2.25%, respectively. The advisor will be able to recoup expense reimbursement payments made to the Fund during the first three years that the Fund's shares were offered for sale. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other expenses" will not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. This arrangement may be modified or terminated at an earlier date by the advisor.



                                                                            ----

 Liberty Tax-Managed Growth Fund II


 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $738   $1,080   $1,445    $2,468
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $248   $  764   $1,306    $2,601
              sold all your shares at the end of the
              period                                     $748   $1,064   $1,506    $2,601
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $248   $  764   $1,306    $2,786
              sold all your shares at the end of the
              period                                     $348   $  764   $1,306    $2,786


----
14

 LIBERTY TAX-MANAGED VALUE FUND

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell 1000 Value Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $234.1 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Value Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $11.7 billion. The Fund also invests in foreign securities, including depositary receipts.



   UNDERSTANDING TAX-MANAGED INVESTING



    In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion. The advisor may also utilize certain active, tax-management strategies. These include tax switches, dividend rolls and selling and reinvesting strategies. See "Other Investment Strategies and Risks" for further details.



    From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.


In managing the Fund, the Fund's investment advisor uses a value investment strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that in the advisor's opinion have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analysis.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.


                                                                            ----

 Liberty Tax-Managed Value Fund



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



VALUE STOCKS are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.


The securities issued by MID-CAP COMPANIES may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


FOREIGN SECURITIES are subject to special risks. The Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly into foreign stock markets. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B and C shares, including sales charges, compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


----
16

 Liberty Tax-Managed Value Fund


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.



    The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks . The Fund's returns are also compared to the Standard & Poor's 500/Barra Value Index
    (S&P 500/Barra Index), an unmanaged index that tracks the performance of companies in the S&P Index with low price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


                                                                            ----

 Liberty Tax-Managed Value Fund


 CALENDAR YEAR TOTAL RETURNS (CLASS A)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


2000   14.10%
2001   -0.42%
2002  -23.22%



                                                    For period shown in bar chart:
                                                    Best quarter: 4th quarter 2002, +12.53%
                                                    Worst quarter: 3rd quarter 2002, -20.51%



After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                          INCEPTION                   LIFE OF THE
                                            DATE         1 YEAR          FUND

 Class A (%)                                6/1/99
  Return Before Taxes                                        -23.22          -7.26
  Return After Taxes on Distributions                        -23.22          -7.26
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -14.26          -5.69
----------------------------------------------------------------------------------
 Class B (%)                                6/1/99
  Return Before Taxes                                        -23.72          -7.89
  Return After Taxes on Distributions                        -23.72          -7.89
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -14.56          -6.17
----------------------------------------------------------------------------------
 Class C (%)                                6/1/99
  Return Before Taxes                                        -23.72          -7.89
  Return After Taxes on Distributions                        -23.72          -7.89
  Return After Taxes on Distributions
  and Sale of Fund Shares                                    -14.56          -6.17
----------------------------------------------------------------------------------
 S&P Index (%)                                 N/A           -22.09          -9.14(1)
----------------------------------------------------------------------------------
 S&P 500/Barra Index (%)                       N/A           -20.85          -7.32(1)
----------------------------------------------------------------------------------


(1)  Performance information is from May 31, 1999.

----
18

 Liberty Tax-Managed Value Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.


    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:


    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

    - Assumes Class B shares convert to Class A shares after eight years

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

                                                CLASS A     CLASS B     CLASS C

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)           5.75        0.00        0.00
---------------------------------------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                        1.00(3)     5.00        1.00
---------------------------------------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                     (4)         (4)         (4)
---------------------------------------------------------------------------------


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.
(4)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


                                                CLASS A     CLASS B     CLASS C

 Management fee(5) (%)                             1.00        1.00        1.00
---------------------------------------------------------------------------------
 Distribution and service (12b-1) fees (%)         0.30        1.00        1.00
---------------------------------------------------------------------------------
 Other expenses (%)                                0.31        0.31        0.31
---------------------------------------------------------------------------------
 Total annual fund operating expenses (%)          1.61        2.31        2.31



(5)  The Fund pays a management fee of 0.80% and an administration fee of 0.20%.

 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)



CLASS                                                   1 YEAR  3 YEARS  5 YEARS  10 YEARS

 Class A                                                 $729   $1,054   $1,401    $2,376
------------------------------------------------------------------------------------------
 Class B:     did not sell your shares                   $234   $  721   $1,235    $2,471
              sold all your shares at the end of the
              period                                     $734   $1,021   $1,435    $2,471
------------------------------------------------------------------------------------------
 Class C:     did not sell your shares                   $234   $  721   $1,235    $2,646
              sold all your shares at the end of the
              period                                     $334   $  721   $1,235    $2,646


                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When a Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


   INVESTMENT MINIMUMS


       Initial Investment...............................  $1,000
       Subsequent Investments...........................     $50
       Automatic Investment Plan*.......................     $50
       Retirement Plans*................................     $25



      *    The initial investment minimum of $1,000 is waived on these plans.

    Each Fund reserves the right to change these investment minimums. Each Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of a Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     of the Fund at no additional cost. There may be an
                                     additional charge if exchanging from a money
                                     market fund. To exchange by telephone, call
                                     1-800-422-3737.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of a Fund by wiring money
                                     from your bank account to your Fund account. To
                                     wire funds to your Fund account, call
                                     1-800-422-3737 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of a Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-422-3737. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic                           You may make monthly or quarterly investments
 investment plan                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------


                                                                            ----

 Your Account



METHOD                                                  INSTRUCTIONS

 Automated dollar                    You may purchase shares of a Fund for your account
 cost averaging                      by exchanging $100 or more each month from another
                                     fund for shares of the same class of the Fund at
                                     no additional cost. You must have a current
                                     balance of at least $5,000 in the fund the money
                                     is coming from. The designated amount will be
                                     exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-422-3737. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of a
                                     Fund at no additional sales charge. To invest your
                                     dividends in a Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------

You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of a Fund. These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.



CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.


   CHOOSING A SHARE CLASS


    Each Fund offers three classes of shares in this prospectus --
    CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.



    Each Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.


 CLASS A SALES CHARGES


                                     AS A % OF THE PUBLIC  AS A % OF YOUR  % OF OFFERING PRICE RETAINED
AMOUNT INVESTED                         OFFERING PRICE       INVESTMENT        BY FINANCIAL ADVISOR

 Less than $50,000                               5.75             6.10                       5.00
-------------------------------------------------------------------------------------------------------
 $50,000 to less than $100,000                   4.50             4.71                       3.75
-------------------------------------------------------------------------------------------------------
 $100,000 to less than $250,000                  3.50             3.63                       2.75
-------------------------------------------------------------------------------------------------------
 $250,000 to less than $500,000                  2.50             2.56                       2.00
-------------------------------------------------------------------------------------------------------
 $500,000 to less than $1,000,000                2.00             2.04                       1.75
-------------------------------------------------------------------------------------------------------
 $1,000,000 or more                              0.00             0.00                       0.00


Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent
Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

----
20

 Your Account


For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

 PURCHASES OVER $1 MILLION


AMOUNT PURCHASED           COMMISSION %

 Less than $3 million            1.00
---------------------------------------
 $3 million to less than
 $5 million                      0.80
---------------------------------------
 $5 million to less than
 $25 million                     0.50
---------------------------------------
 $25 million or more             0.25


The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

   UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


    Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, a Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.



REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through RIGHTS OF ACCUMULATION. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level, your purchase will receive the lower sales charge. The second is by signing a STATEMENT OF INTENT within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See your Fund's Statement of Additional Information for a description of these situations.



CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.


                                                                            ----

 Your Account


PURCHASES OF LESS THAN $250,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                5.00
--------------------------------------------------------------
 Through second year                               4.00
--------------------------------------------------------------
 Through third year                                3.00
--------------------------------------------------------------
 Through fourth year                               3.00
--------------------------------------------------------------
 Through fifth year                                2.00
--------------------------------------------------------------
 Through sixth year                                1.00
--------------------------------------------------------------
 Longer than six years                             0.00

Commission to financial advisors is 5.00%.
Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor which participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, RIGHTS OF ACCUMULATION apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.


PURCHASES OF $250,000 TO LESS THAN $500,000:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00
--------------------------------------------------------------
 Longer than three years                           0.00

Commission to financial advisors is 2.50%.
Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

 CLASS B SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                3.00
--------------------------------------------------------------
 Through second year                               2.00
--------------------------------------------------------------
 Through third year                                1.00

Commission to financial advisors is 1.75%.
Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to


----
22

 Your Account



the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor who does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.



CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


 CLASS C SALES CHARGES

HOLDING PERIOD AFTER PURCHASE  % DEDUCTED WHEN SHARES ARE SOLD

 Through first year                                1.00
--------------------------------------------------------------
 Longer than one year                              0.00

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for shares of the same share class of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. A Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of a Fund on any regular business day that the NYSE is open.



When a Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



A Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, a Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


                                                                            ----

 Your Account


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of a
                                     Fund by exchanging from the Fund into the same
                                     share class of another fund distributed by Liberty
                                     Funds Distributor, Inc. at no additional cost. To
                                     exchange by telephone, call 1-800-422-3737.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of a
                                     Fund by telephone and request that a check be sent
                                     to your address of record by calling
                                     1-800-422-3737, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-345-6611.
---------------------------------------------------------------------------------------
 By mail                             You may send a signed letter of instruction or
                                     stock power form along with any share certificates
                                     to be sold to the address below. In your letter of
                                     instruction, note the Fund's name, share class,
                                     account number, and the dollar value or number of
                                     shares you wish to sell. All account owners must
                                     sign the letter, and signatures must be guaranteed
                                     by either a bank, a member firm of a national
                                     stock exchange or another eligible guarantor
                                     institution. Additional documentation is required
                                     for sales by corporations, agents, fiduciaries,
                                     surviving joint owners and individual retirement
                                     account owners. For details, call 1-800-345-6611.

                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of a Fund and request that the
                                     proceeds be wired to your bank. You must set up
                                     this feature prior to your telephone request. Be
                                     sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. This feature is not available if you
                                     hold your shares in certificate form. All dividend
                                     and capital gains distributions must be
                                     reinvested. Be sure to complete the appropriate
                                     section of the account application for this
                                     feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of a Fund and request that the
 funds transfer                      proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Funds do not permit short-term or excessive trading in their shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Funds (and the other funds distributed by Liberty Funds Distributor, Inc.) reserve the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------

Each Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B and C shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B and Class C shares. The annual distribution fee may equal up to 0.05% for Class A shares of each of Tax-Managed Aggressive Growth Fund and Tax-Managed Value Fund and 0.75% for each of the Funds' Class B and Class C shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating a portion of the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class B shares.


----
24

 Your Account


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW A FUND'S SHARE PRICE IS DETERMINED The price of each class of a Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.



Each Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, each Fund must determine the price of each security in its portfolio at the close of each trading day. Because each Fund holds securities that are traded on foreign exchanges, the value of each Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect each Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, each Fund may use other data to determine the fair value of the securities.



You can find the daily prices of some share classes for each Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting WWW.LIBERTYFUNDS.COM.



ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value), you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Funds' transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.


SHARE CERTIFICATES Share certificates are not available for any of the Funds' classes of shares. If you hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.


DIVIDENDS, DISTRIBUTIONS AND TAXES The Funds have the potential to make the following distributions:


 TYPES OF DISTRIBUTIONS


 Dividends       Represents interest and dividends earned from
                 securities held by the Funds, net of expenses
                 incurred by the Funds.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.



DISTRIBUTION OPTIONS Each Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.



If you do not indicate on your application or at the time your account is established your preference for handling distributions, each Fund will automatically reinvest all distributions in additional shares of the Fund.



   UNDERSTANDING FUND DISTRIBUTIONS



    Each Fund may earn income from the securities it holds. Each Fund also may realize capital gains or losses on sales of its securities. Each Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of a Fund's income and capital gains, generally based on the number of shares you own at the time these distributions are declared.


                                                                            ----

 Your Account


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.



In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in a Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.



In addition to the dividends and capital gains distributions made by each Fund, you may realize a capital gain or loss when selling or exchanging shares of a Fund. Such transactions also may be subject to federal, state and local income tax.


----
26

 MANAGING THE FUNDS

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Funds' investment advisor. Stein Roe is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Stein Roe runs the Tax-Managed Aggressive Growth Fund's and the Tax-Managed Value Fund's day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.



For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Tax-Managed Aggressive Growth Fund, Tax-Managed Growth Fund, Tax-Managed Growth Fund II and Tax-Managed Value Fund amounted to 0.31%, 0.60%, 0.80% and 0.80%, respectively, of average daily net assets of each Fund.



INVESTMENT SUB-ADVISOR

--------------------------------------------------------------------------------

Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Tax-Managed Growth Fund's and the Tax-Managed Growth Fund II's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Funds since January, 2001. In its duties as investment sub-advisor, SRIC runs the Funds' day-to-day business, including placing all orders for the purchase and sale of the Funds' portfolio securities.



Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee monthly at the annual rate of 0.20% of the average daily net assets of each Fund, which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on each Fund's performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend Category for domestic equity funds. The Funds do not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of December 31, 2002, SRIC managed over $8 billion in assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

RICHARD J. JOHNSON, CFA, a vice president of Columbia Management and Stein Roe since 1994 and 2002, respectively, has managed the Tax-Managed Aggressive Growth Fund since March, 2002. He also has managed various funds for Columbia Management since 1995.



SCOTT SCHERMERHORN, a senior vice president of Stein Roe, has managed the Tax-Managed Value Fund since its inception in June, 1999. Mr. Schermerhorn has managed various other funds for Stein Roe and Colonial Management Associates, Inc. since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was head of the value investment team at Federated Investors, which he managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts.



The Tax-Managed Value Fund is also managed by a team of investment professionals assigned to it by Stein Roe.


                                                                            ----

 Managing the Funds



The Tax-Managed Growth Fund and the Tax-Managed Growth Fund II are managed by a team of investment professionals assigned to it by SRIC. No single individual at SRIC has primary management responsibility over the Funds' portfolio securities.


----
28

 OTHER INVESTMENT STRATEGIES AND RISKS


Principal investment strategies of the Tax-Managed Aggressive Growth Fund and Tax-Managed Value Fund, and their associated risks, are described above. This section describes other investments the Funds may make and the risks associated with them. In seeking to achieve their investment goals, the Funds may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Funds and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Funds achieve their investment goals. The Funds may not always achieve their investment goals. These types of securities and investment practices, their associated risks and the Funds' fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Funds' shareholders is not required to modify or change the Funds' investment goals or any of their investment strategies.



TAX SWITCH

--------------------------------------------------------------------------------

A tax switch involves selling the stock of one issuer at a loss and simultaneously purchasing the stock of another issuer that the advisor believes has similar or better long-term growth potential. A Fund may use tax switches to build inventories of losses, which can be used to offset future gains for up to eight years, helping to increase the potential for tax efficiency. Market conditions may limit the Fund's ability to generate tax losses.


DIVIDEND ROLLS
--------------------------------------------------------------------------------

A dividend roll program seeks to invest in high-dividend stocks shortly before the dividend is paid and selling these stocks, at a loss, immediately after collecting the dividend. A Fund's advisor may use various dividend roll techniques to increase the potential for tax efficiency.


SELL AND REINVEST STRATEGIES
--------------------------------------------------------------------------------

The advisor takes a long-term perspective when investing in stocks. However, the advisor may sell a stock at a loss and repurchase that same stock at a later date. The resulting loss can be used to offset future gains in the portfolio while a Fund continues to maintain its position in that company's long-term growth potential.



DERIVATIVE STRATEGIES (TAX-MANAGED AGGRESSIVE GROWTH FUND ONLY)

--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.


PURCHASE AND SALE DECISIONS (TAX-MANAGED AGGRESSIVE GROWTH FUND ONLY)

--------------------------------------------------------------------------------
The advisor may sell a security if it believes that the current stock price is not supported by the advisor's expectations regarding the company's future growth potential. The advisor may purchase and sell securities in order to reduce shareholder exposure to taxes as part of the Fund's active tax-management strategy. The

----
28

 Other Investment Strategies and Risks


advisor will consider the tax effects of portfolio turnover in deciding whether to purchase and sell individual securities.

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend a Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


                                                                            ----

 FINANCIAL HIGHLIGHTS


The financial highlights table is intended to help you understand the Funds' financial performance. Information is shown for the Funds' fiscal years since inception, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been derived from the Liberty Tax-Managed Aggressive Growth Fund's and Liberty Tax-Managed Growth Fund II's financial statements which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements, is included in the Funds' annual report. This information also has been derived from Liberty Tax-Managed Growth Fund's and Liberty Tax-Managed Value Fund's financial statements which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Funds' financial statements is included in the Funds' annual report. You can request a free annual report by calling 1-800-426-3750.



 LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND



                                                                  PERIOD ENDED
                                          YEAR ENDED OCTOBER 31,  OCTOBER 31,
                                             2002        2001       2000(A)
                                           Class A     Class A      Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                     7.01       12.36        11.59
------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.09)      (0.09)       (0.04)
  Net realized and unrealized gain
  (loss) on investments                     (0.48)      (5.26)        0.81
------------------------------------------------------------------------------
  Total from Investment Operations          (0.57)      (5.35)        0.77
------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           6.44        7.01        12.36
------------------------------------------------------------------------------
 TOTAL RETURN (%)(C)(D)                     (8.13)     (43.28)        6.64(e)
------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                                1.55        1.55         1.55(g)
  Net investment loss(f)                    (1.27)      (1.05)       (1.19)(g)
  Waiver/reimbursement                       0.69        0.85         1.82(g)
  Portfolio turnover rate (%)                 121         188           47(e)
  Net assets, end of period (000's) ($)     2,825       4,043        5,227



(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



----
30

 Financial Highlights


 LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND


                                                                   PERIOD ENDED
                                          YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                             2002        2001        2000(A)
                                           Class B      Class B      Class B

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                     6.95        12.34         11.59
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.14)       (0.15)        (0.06)
  Net realized and unrealized gain
  (loss) on investments                     (0.48)       (5.24)         0.81
-------------------------------------------------------------------------------
  Total from Investment Operations          (0.62)       (5.39)         0.75
-------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           6.33         6.95         12.34
-------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)(d)                     (8.92)      (43.68)         6.47(e)
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                                2.25         2.25          2.25(g)
  Net investment loss(f)                    (1.97)       (1.75)        (1.89)(g)
  Waiver/reimbursement                       0.69         0.85          1.82(g)
  Portfolio turnover rate (%)                 121          188            47(e)
  Net assets, end of period (000's) ($)     8,238       10,979        18,080



(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



                                                                            ----

 Financial Highlights


 LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND


                                                                   PERIOD ENDED
                                          YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                             2002        2001        2000(A)
                                           Class C      Class C      Class C

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                     6.95        12.34        11.59
-------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.14)       (0.15)       (0.06)
  Net realized and unrealized gain
  (loss) on investments                     (0.48)       (5.24)        0.81
-------------------------------------------------------------------------------
  Total from Investment Operations          (0.62)       (5.39)        0.75
-------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           6.33         6.95        12.34
-------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)(d)                     (8.92)      (43.68)        6.47(e)
-------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                                2.25         2.25         2.25(g)
  Net investment loss(f)                    (1.97)       (1.75)       (1.89)(g)
  Waiver/reimbursement                       0.69         0.85         1.82(g)
  Portfolio turnover rate (%)                 121          188           47(e)
  Net assets, end of period (000's) ($)     1,699        2,508        1,567



(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



----
32

 Financial Highlights



 LIBERTY TAX-MANAGED GROWTH FUND



                                                       YEAR ENDED OCTOBER 31,
                                            2002      2001      2000      1999      1998
                                          Class A   Class A   Class A   Class A   Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    12.68     18.38     17.19     13.39     12.04
------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)           (0.02)    (0.06)    (0.12)    (0.03)     0.03
  Net realized and unrealized gain
  (loss) on investments                     (1.79)    (5.64)     1.31      3.83      1.32
------------------------------------------------------------------------------------------
  Total from Investment Operations          (1.81)    (5.70)     1.19      3.80      1.35
------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          10.87     12.68     18.38     17.19     13.39
------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(b)                       (14.27)   (31.01)     6.92     28.38     11.21(c)
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                1.41      1.39      1.44      1.64      1.56
  Net investment income (loss)(d)           (0.18)    (0.38)    (0.67)    (0.21)     0.22
  Waiver/reimbursement                         --        --        --        --      0.12
  Portfolio turnover rate (%)                  42        82        69        80        91
  Net assets, end of period (000's) ($)    66,760   102,403   163,502    97,531    45,472



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



                                                                            ----

 Financial Highlights



 LIBERTY TAX-MANAGED GROWTH FUND



                                                       YEAR ENDED OCTOBER 31,
                                            2002      2001      2000      1999      1998
                                          Class B   Class B   Class B   Class B   Class B

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    12.22     17.85     16.82     13.20     11.96
------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(a)                    (0.11)    (0.17)    (0.26)    (0.15)    (0.07)
  Net realized and unrealized gain
  (loss) on investments                     (1.72)    (5.46)     1.29      3.77      1.31
------------------------------------------------------------------------------------------
  Total from Investment Operations          (1.83)    (5.63)     1.03      3.62      1.24
------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          10.39     12.22     17.85     16.82     13.20
------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(b)                       (14.98)   (31.54)     6.12     27.42     10.37(c)
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                2.16      2.14      2.19      2.39      2.31
  Net investment loss(d)                    (0.93)    (1.13)    (1.42)    (0.96)    (0.53)
  Waiver/reimbursement                         --        --        --        --      0.12
  Portfolio turnover rate (%)                  42        82        69        80        91
  Net assets, end of period (000's) ($)   216,801   327,645   532,082   303,726   124,829



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



----
34

 Financial Highlights



 LIBERTY TAX-MANAGED GROWTH FUND



                                                       YEAR ENDED OCTOBER 31,
                                            2002      2001      2000      1999      1998
                                          Class C   Class C   Class C   Class C   Class C

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    12.21     17.85     16.82     13.20     11.96
------------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(a)                    (0.11)    (0.17)    (0.26)    (0.15)    (0.07)
  Net realized and unrealized gain
  (loss) on investments                     (1.71)    (5.47)     1.29      3.77      1.31
------------------------------------------------------------------------------------------
  Total from Investment Operations          (1.82)    (5.64)     1.03      3.62      1.24
------------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                          10.39     12.21     17.85     16.82     13.20
------------------------------------------------------------------------------------------
 TOTAL RETURN (%)(b)                       (14.91)   (31.60)     6.12     27.42     10.37(c)
------------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                2.16      2.14      2.19      2.39      2.31
  Net investment loss(d)                    (0.93)    (1.13)    (1.42)    (0.96)    (0.53)
  Waiver/reimbursement                         --        --        --        --      0.12
  Portfolio turnover rate (%)                  42        82        69        80        91
  Net assets, end of period (000's) ($)    30,837    47,069    80,232    46,869    18,786



(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming no contingent deferred sales charge.
(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.



                                                                            ----

 Financial Highlights


 LIBERTY TAX-MANAGED GROWTH FUND II


                                                             PERIOD ENDED
                                     YEAR ENDED OCTOBER 31,  OCTOBER 31,
                                        2002        2001       2000(A)
                                      Class A     Class A      Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                 7.92       11.55       12.00
-------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 ($):
  Net investment loss(b)                (0.02)      (0.04)      (0.07)
  Net realized and unrealized loss
  on investments                        (0.96)      (3.59)      (0.38)
-------------------------------------------------------------------------
  Total from Investment Operations      (0.98)      (3.63)      (0.45)
-------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                       6.94        7.92       11.55
-------------------------------------------------------------------------
 TOTAL RETURN (%)(c)(d)                (12.37)     (31.43)      (3.75)(e)
-------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                            1.50        1.50        1.50(g)
  Net investment loss(f)                (0.29)      (0.42)      (0.84)(g)
  Waiver/reimbursement                   0.20        0.16        0.62(g)
  Portfolio turnover rate (%)              49          90          32(e)
  Net assets, end of period (000's)
  ($)                                   7,692       9,486       6,769



(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



----
36

 Financial Highlights


 LIBERTY TAX-MANAGED GROWTH FUND II


                                                             PERIOD ENDED
                                     YEAR ENDED OCTOBER 31,  OCTOBER 31,
                                        2002        2001       2000(A)
                                      Class B     Class B      Class B

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                 7.82       11.51        12.00
-------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 ($):
  Net investment loss(b)                (0.08)      (0.11)       (0.12)
  Net realized and unrealized loss
  on investments                        (0.94)      (3.58)       (0.37)
-------------------------------------------------------------------------
  Total from Investment Operations      (1.02)      (3.69)       (0.49)
-------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                       6.80        7.82        11.51
-------------------------------------------------------------------------
 TOTAL RETURN (%)(c)(d)                (13.04)     (32.06)       (4.08)(e)
-------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                            2.25        2.25         2.25(g)
  Net investment loss(f)                (1.04)      (1.17)       (1.59)(g)
  Waiver/reimbursement                   0.20        0.16         0.62(g)
  Portfolio turnover rate (%)              49          90           32(e)
  Net assets, end of period (000's)
  ($)                                  30,871      42,391       50,859



(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the advisor/administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



                                                                            ----

 Financial Highlights


 LIBERTY TAX-MANAGED GROWTH FUND II


                                                              PERIOD ENDED
                                     YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                        2002         2001       2000(A)
                                       Class C     Class C      Class C

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                  7.80       11.50       12.00
--------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS
 ($):
  Net investment loss(b)                 (0.08)      (0.11)      (0.12)
  Net realized and unrealized loss
  on investments                         (0.94)      (3.59)      (0.38)
--------------------------------------------------------------------------
  Total from Investment Operations       (1.02)      (3.70)      (0.50)
--------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                        6.78        7.80       11.50
--------------------------------------------------------------------------
 TOTAL RETURN (%)(c)(d)                 (13.08)     (32.17)(G)    (4.17)(e)
--------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                             2.25        2.25        2.25(g)
  Net investment loss(f)                 (1.04)      (1.17)      (1.59)(g)
  Waiver/reimbursement                    0.20        0.16        0.62(g)
  Portfolio turnover rate (%)               49          90          32(e)
  Net assets, end of period (000's)
  ($)                                    6,481       8,994       5,801



(a)  The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d) Had the advisor/administrator not reimbursed a portion of expenses, total return would have been reduced.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.



----
38

 Financial Highlights



 LIBERTY TAX-MANAGED VALUE FUND



                                                                        PERIOD ENDED
                                             YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                            2002      2001      2000      1999(A)
                                          Class A   Class A   Class A     Class A

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    11.40     11.41     10.64       12.00
------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income(b)                   0.04      0.04      0.04          --(c)
  Net realized and unrealized gain
  (loss) on investments                     (2.55)    (0.05)     0.73       (1.36)
------------------------------------------------------------------------------------
  Total from Investment Operations          (2.51)    (0.01)     0.77       (1.36)
------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           8.89     11.40     11.41       10.64
------------------------------------------------------------------------------------
 TOTAL RETURN (%)(d)                       (22.02)    (0.09)     7.24      (11.33)(e)
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(f)                                1.61      1.71      1.80        1.77(g)
  Net investment income (loss)(f)            0.34      0.32      0.39          --(g)(h)
  Portfolio turnover rate (%)                  72        47        76          19(e)
  Net assets, end of period (000's) ($)    19,767    25,694    14,017       7,528



(a)  From commencement of operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c)  Rounds to less than $0.01 per share.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e)  Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g)  Annualized.
(h)  Rounds to less than 0.01%.



                                                                            ----

 Financial Highlights



 LIBERTY TAX-MANAGED VALUE FUND



                                                                        PERIOD ENDED
                                             YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                            2002      2001      2000      1999(A)
                                          Class B   Class B   Class B     Class B

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    11.22     11.30     10.61       12.00
------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.04)    (0.04)    (0.03)      (0.04)
  Net realized and unrealized gain
  (loss) on investments                     (2.50)    (0.04)     0.72       (1.35)
------------------------------------------------------------------------------------
  Total from Investment Operations          (2.54)    (0.08)     0.69       (1.39)
------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           8.68     11.22     11.30       10.61
------------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                       (22.64)    (0.71)     6.50      (11.58)(d)
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(e)                                2.31      2.41      2.50        2.60(f)
  Net investment loss(e)                    (0.36)    (0.38)    (0.31)      (0.83)(f)
  Portfolio turnover rate (%)                  72        47        76          19(d)
  Net assets, end of period (000's) ($)    52,701    69,720    49,112      14,622



(a)  From commencement of operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.



----
40

 Financial Highlights



 LIBERTY TAX-MANAGED VALUE FUND



                                                                        PERIOD ENDED
                                             YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                            2002      2001      2000      1999(A)
                                          Class C   Class C   Class C     Class C

 NET ASSET VALUE --
 BEGINNING OF PERIOD ($)                    11.22     11.30     10.61       12.00
------------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.04)    (0.04)    (0.03)      (0.04)
  Net realized and unrealized gain
  (loss) on investments                     (2.50)    (0.04)     0.72       (1.35)
------------------------------------------------------------------------------------
  Total from Investment Operations          (2.54)    (0.08)     0.69       (1.39)
------------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           8.68     11.22     11.30       10.61
------------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                       (22.64)    (0.71)     6.50      (11.58)(d)
------------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(e)                                2.31      2.41      2.50        2.60(f)
  Net investment loss(e)                    (0.36)    (0.38)    (0.31)      (0.83)(f)
  Portfolio turnover rate (%)                  72        47        76          19(d)
  Net assets, end of period (000's) ($)    17,463    21,367    10,331       4,137



(a)  From commencement of operations on June 1, 1999.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Total return at net asset value assuming no contingent deferred sales charge.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.



                                                                            ----

 NOTES


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42

 Notes


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                                                                              43

FOR MORE INFORMATION

--------------------------------------------------------------------------------

Additional information about a Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.



You may wish to read the Statement of Additional Information for more information on a Fund and the securities in which it invests. Each Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.



You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about a Fund by writing or calling the Fund's distributor at:


Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
WWW.LIBERTYFUNDS.COM

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at WWW.SEC.GOV.


You can review and copy information about a Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address PUBLICINFO@SEC.GOV or by writing the:


Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214

-  Liberty Tax-Managed Aggressive Growth Fund


-  Liberty Tax-Managed Growth Fund



-  Liberty Tax-Managed Growth Fund II


-  Liberty Tax-Managed Value Fund

--------------------------------------------------------------------------------

[LOGO]

                                                              TM-01/899M-0203

--------------------------------------------------------------------------------
LIBERTY TAX-MANAGED GROWTH FUND   PROSPECTUS, MARCH 1, 2003
--------------------------------------------------------------------------------

CLASS A, B, C, E AND F SHARES

Advised by Stein  Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goals .........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   2
Performance History ......................................................   3
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 8
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   8
Sales Charges ............................................................   9
Traditional Shares .......................................................   9
Trust Shares .............................................................  13
How to Exchange Shares ...................................................  16
How to Sell Shares .......................................................  16
Fund Policy on Trading of Fund Shares ....................................  17
Distribution and Service Fees ............................................  17
Other Information About Your Account .....................................  18

MANAGING THE FUND                                                           21
--------------------------------------------------------------------------------
Investment Advisor .......................................................  21
Investment Sub-Advisor ...................................................  21
Portfolio Managers .......................................................  21

FINANCIAL HIGHLIGHTS                                                        22
--------------------------------------------------------------------------------


Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of December 31, 2002, that index included companies with capitalizations between $279.0 million and $276.6 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.

--------------------------------------------------------------------------------
  UNDERSTANDING TAX-MANAGED INVESTING

  In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

  From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
--------------------------------------------------------------------------------


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class A shares excluding sales charges. The performance table following the bar chart shows how the Fund's average annual total returns for Class A, B, C, E and F shares, including sales charges, compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class A share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses, but not the effects of sales charges. If sales charges were included, these returns would be lower.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses. The table shows the returns of each share class and includes the effects of sales charges.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large- capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS A)
--------------------------------------------------------------------------------


                1997                          24.40%
                1998                          21.46%
                1999                          28.08%
                2000                         -15.34%
                2001                         -16.11%
                2002                         -22.10%



                                      For period shown in bar chart:
                                      Best quarter: 4th quarter 1998, +21.07%
                                      Worst quarter: 3rd quarter 2001, -17.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


-----------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
-----------------------------------------------------------------------------------------------------------------------------------
                                                         INCEPTION                                                  LIFE OF THE
                                                            DATE               1 YEAR             5 YEARS               FUND

Class A (%)                                               12/30/96
  Return Before Taxes                                                          -26.58              -4.10                0.09
  Return After Taxes on Distributions                                          -26.58              -4.10                0.09
  Return After Taxes on Distributions and Sale of
    Fund Shares                                                                -16.32              -3.22                0.07
-----------------------------------------------------------------------------------------------------------------------------------

Class B (%)                                               12/30/96
  Return Before Taxes                                                          -26.53              -4.07                0.31
  Return After Taxes on Distributions                                          -26.53              -4.07                0.31
  Return After Taxes on Distributions and Sale of
    Fund Shares                                                                -16.29              -3.20                0.25
-----------------------------------------------------------------------------------------------------------------------------------

Class C (%)                                               12/30/96
  Return Before Taxes                                                          -23.44              -3.68                0.31
  Return After Taxes on Distributions                                          -23.44              -3.68                0.31
  Return After Taxes on Distributions and Sale of
    Fund Shares                                                                -14.39              -2.90                0.25
-----------------------------------------------------------------------------------------------------------------------------------

Class E (%)                                               12/30/96
  Return Before Taxes                                                          -25.68              -3.90                0.23
  Return After Taxes on Distributions                                          -25.68              -3.90                0.23
  Return After Taxes on Distributions and Sale of
    Fund Shares                                                                -15.77              -3.07                0.18
-----------------------------------------------------------------------------------------------------------------------------------

Class F (%)                                               12/30/96
  Return Before Taxes                                                          -26.57              -4.07                0.33
  Return After Taxes on Distributions                                          -26.57              -4.07                0.33
  Return After Taxes on Distributions and Sale of
    Fund Shares                                                                -16.31              -3.20                0.26
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index (%)                                           N/A                -22.09              -0.58                4.41(1)
-----------------------------------------------------------------------------------------------------------------------------------


(1) Performance information is from December 31, 1996.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  SALES CHARGES are paid directly by shareholders to Liberty Funds Distributor, Inc., the Fund's distributor.

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees, 12b-1 fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions

  o Assumes Class B shares convert to Class A shares after eight years

  o Assumes Class F shares convert to Class E shares after eight years
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                          CLASS A     CLASS B     CLASS C     CLASS E   CLASS F


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                                     5.75        0.00        0.00        4.50        0.00
-----------------------------------------------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price)       1.00(3)     5.00        1.00        1.00(4)     5.00
-----------------------------------------------------------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                         (5)         (5)         (5)         (5)         (5)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) This charge applies only to certain Class A shares bought without an initial sales charge that are sold within 18 months of purchase.

(4) This charge applies only to certain Class E shares bought without an initial sales charge that are sold within 18 months of purchase.

(5) There is a $7.50 charge for wiring sale proceeds to your bank.


-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                          CLASS A     CLASS B     CLASS C     CLASS E   CLASS F

Management fee(6) (%)                                                       0.85        0.85        0.85        0.85        0.85
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                                   0.25        1.00        1.00        0.35        1.00
-----------------------------------------------------------------------------------------------------------------------------------

Other expenses (%)                                                          0.31        0.31        0.31        0.31        0.31
-----------------------------------------------------------------------------------------------------------------------------------
Total annual fund operating expenses (%)                                    1.41        2.16        2.16        1.51        2.16

(6) The Fund pays a management fee of 0.60% and an administration fee of 0.25%.


--------------------------------------------------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------------------------------------------------

CLASS                                                                   1 YEAR      3 YEARS      5 YEARS      10 YEARS


Class A                                                                  $710        $996        $1,302        $2,169
--------------------------------------------------------------------------------------------------------------------------
Class B: did not sell your shares                                        $219        $676        $1,159        $2,303
         sold all your shares at the end of the period                   $719        $976        $1,359        $2,303
--------------------------------------------------------------------------------------------------------------------------
Class C: did not sell your shares                                        $219        $676        $1,159        $2,493
         sold all your shares at the end of the period                   $319        $676        $1,159        $2,493
--------------------------------------------------------------------------------------------------------------------------
Class E                                                                  $597        $906        $1,237        $2,170
--------------------------------------------------------------------------------------------------------------------------
Class F: did not sell your shares                                        $219        $676        $1,159        $2,328
         sold all your shares at the end of the period                   $719        $976        $1,359        $2,328


--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

Your financial advisor can help you establish an appropriate investment portfolio, buy shares and monitor your investments. When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated public offering price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures. For purchases of trust shares, a signed Trust Declaration Agreement must be received within ten days following the purchase.


--------------------------------------------------------------------------------
  INVESTMENT MINIMUMS

  Initial Investment ................................................. $1,000

  Subsequent Investments .............................................    $50

  Automatic Investment Plan* .........................................    $50

  Retirement Plans* ..................................................    $25

  * The initial investment minimum of $1,000 is waived on these plans.

  The Fund reserves the right to change these investment minimums. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
-----------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your financial       Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
advisor                      receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)                agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By check                     For existing accounts fill out and return the additional investment stub included in your account
(existing account)           statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
-----------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                             1-800-422-3737.
-----------------------------------------------------------------------------------------------------------------------------------
By wire                      You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-422-3737 to obtain a control number and the wiring instructions.
-----------------------------------------------------------------------------------------------------------------------------------
By electronic                You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer               your Fund account by calling 1-800-422-3737. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
-----------------------------------------------------------------------------------------------------------------------------------
Automatic                    You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan              account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost        You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                    another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-422-3737. Be sure to complete the appropriate section of the account application for this feature.
-----------------------------------------------------------------------------------------------------------------------------------
By dividend diversification  You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-345-6611.


SALES CHARGES
--------------------------------------------------------------------------------
You may be subject to an initial sales charge when you purchase, or a contingent deferred sales charge (CDSC) when you sell, shares of the Fund.
These sales charges are described below. In certain circumstances, the sales charge may be waived, as described below and in the Statement of Additional Information.


--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers three traditional classes of shares in this prospectus -- CLASS A, B and C. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. If your financial advisor does not participate in the Class B discount program, purchases of $250,000 or more but less than $1 million can be made only in Class A or Class C shares. Purchases of $1 million or more can be made only in Class A shares.

  The Fund offers two trust classes of shares in this prospectus -- CLASS E and
  F. These classes are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the length of time between the purchase date and the designated trust termination date. Purchases of $250,000 or more can be made only in Class E shares.

  Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  The Fund also offers an additional class of shares, Class Z shares, exclusively to certain institutional and other investors. Class Z shares are made available through a separate prospectus provided to eligible institutional and other investors.
--------------------------------------------------------------------------------

TRADITIONAL SHARES
--------------------------------------------------------------------------------
CLASS A SHARES Your purchases of Class A shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount. A portion of the sales charge is paid as a commission to your financial advisor on the sale of Class A shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS A SALES CHARGES
--------------------------------------------------------------------------------

                                                                   % OF OFFERING
                                     AS A % OF                         PRICE
                                     THE PUBLIC       AS A %        RETAINED BY
                                      OFFERING        OF YOUR        FINANCIAL
AMOUNT INVESTED                        PRICE        INVESTMENT        ADVISOR


Less than $50,000                       5.75           6.10            5.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000           4.50           4.71            3.75
--------------------------------------------------------------------------------
$100,000 to less than $250,000          3.50           3.63            2.75
--------------------------------------------------------------------------------
$250,000 to less than $500,000          2.50           2.56            2.00
--------------------------------------------------------------------------------
$500,000 to less than $1,000,000        2.00           2.04            1.75
--------------------------------------------------------------------------------
$1,000,000 or more                      0.00           0.00            0.00

Class A shares bought without an initial sales charge in accounts aggregating $1 million to $25 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase. The CDSC does not apply to retirement plans purchasing through a fee-based program.

For Class A share purchases of $1 million or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $1 MILLION
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                                 COMMISSION %


Less than $3 million                                                 1.00
--------------------------------------------------------------------------------

$3 million to less than $5 million                                   0.80
--------------------------------------------------------------------------------
$5 million to less than $25 million                                  0.50
--------------------------------------------------------------------------------
$25 million or more                                                  0.25

The commission to financial advisors for Class A share purchases of $25 million or more is paid over 12 months but only to the extent the shares remain outstanding.

For Class A share purchases by participants in certain group retirement plans offered through a fee-based program, financial advisors receive a 1.00% commission from the distributor on all purchases of less than $3 million.

--------------------------------------------------------------------------------
  UNDERSTANDING CONTINGENT DEFERRED SALES CHARGES


  Certain investments in Class A, B, C, E and F shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the month-end of the month in which the purchase is made. Shares you purchase with reinvested dividends or capital gains are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.
--------------------------------------------------------------------------------

REDUCED SALES CHARGES FOR LARGER INVESTMENTS There are two ways for you to pay a lower sales charge when purchasing Class A shares. The first is through Rights of Accumulation. If the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, reaches a sales charge discount level (according to the chart on the previous page), your next purchase will receive the lower sales charge. The second is by signing a Statement of Intent within 90 days of your purchase. By doing so, you would be able to pay the lower sales charge on all purchases by agreeing to invest a total of at least $50,000 within 13 months. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. In addition, certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. See the Statement of Additional Information for a description of these situations.


CLASS B SHARES Your purchases of Class B shares are at Class B's net asset value. Class B shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the applicable chart below. The CDSC generally declines each year and eventually disappears over time. The distributor pays your financial advisor an up-front commission on sales of Class B shares as described in the charts below.

PURCHASES OF LESS THAN $250,000:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

Commission to financial advisors is 5.00%.

Automatic conversion to Class A shares occurs eight years after purchase.


You can pay a lower CDSC and reduce the holding period when making purchases of Class B shares through a financial advisor firm who participates in the Class B share discount program for larger purchases as described in the charts below. Some financial advisors are not able to participate because their record keeping or transaction processing systems are not designed to accommodate these reductions. For non-participating financial advisors, purchases of Class B shares must be less than $250,000. Consult your financial advisor to see whether it participates in the discount program for larger purchases. For participating financial advisors, Rights of Accumulation apply, so that if the combined value of the Fund accounts in all classes maintained by you, your spouse or your minor children, together with the value of your current purchase, is at or above a discount level, your next purchase will be subject to the lower CDSC and the applicable reduced holding period.

PURCHASES OF $250,000 TO LESS THAN $500,000:


--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD

Through first year                                                  3.00
--------------------------------------------------------------------------------
Through second year                                                 2.00
--------------------------------------------------------------------------------
Through third year                                                  1.00
--------------------------------------------------------------------------------
Longer than three years                                             0.00

Commission to financial advisors is 2.50%.

Automatic conversion to Class A shares occurs four years after purchase.

PURCHASES OF $500,000 TO LESS THAN $1 MILLION:

--------------------------------------------------------------------------------
CLASS B SALES CHARGES
--------------------------------------------------------------------------------

                                                             % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                SHARES ARE SOLD

Through first year                                                 3.00
--------------------------------------------------------------------------------
Through second year                                                2.00
--------------------------------------------------------------------------------
Through third year                                                 1.00

Commission to financial advisors is 1.75%.

Automatic conversion to Class A shares occurs three years after purchase.


If you exchange into a fund participating in the Class B share discount program or transfer your fund account from a financial advisor who does not participate in the program to one who does, the exchanged or transferred shares will retain the pre-existing CDSC but any additional purchases of Class B shares which, together with the exchanged or transferred account, exceed the applicable discount level will be subject to the lower CDSC and the reduced holding period for amounts in excess of the discount level. Your financial advisor will receive the lower commission for purchases in excess of the applicable discount level. If you exchange from a participating fund or transfer your account from a financial advisor that does participate in the program into a non-participating fund or to a financial advisor who does not participate in the program, the exchanged or transferred shares will retain the pre-existing CDSC schedule and holding period but all additional purchases of Class B shares will be subject to the higher CDSC and longer holding period of the non-participating fund or applicable to the non-participating financial advisor.

CLASS C SHARES Your purchases of Class C shares are at Class C's net asset value. Although Class C shares have no front-end sales charge, they carry a CDSC of 1.00% that is applied to shares sold within the first year after they are purchased. After holding shares for one year, you may sell them at any time without paying a CDSC. The distributor pays your financial advisor an up-front commission of 1.00% on sales of Class C shares.


--------------------------------------------------------------------------------
CLASS C SALES CHARGES
--------------------------------------------------------------------------------

                                                               % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                  SHARES ARE SOLD

Through first year                                                   1.00
--------------------------------------------------------------------------------
Longer than one year                                                 0.00

TRUST SHARES
--------------------------------------------------------------------------------
Trust shares may be purchased by individuals seeking a convenient way to give an investment in the Fund to a child, grandchild or other individual. Rather than being held directly by you or the gift's eventual recipient
(beneficiary), trust shares are held in an irrevocable trust, the trustee of which is an officer of the administrator, until the trust termination date you specify, at which time the shares pass to the beneficiary. Distributions from the trust are permitted only for limited specified purposes. Subsequent investments into the same account do not affect the original trust termination date; however, no additional investments into an account (other than reinvestment of distributions) may be made within two years of the termination date. The duration of the trust may be as long as you choose, but must be at least 5 years from the initial purchase into the trust or until the beneficiary reaches the age of 18, whichever is later. The trust will terminate, and the amounts held in the trust will be distributed, in the event of the beneficiary's death prior to the original trust termination date.

Two types of trust plans are available: Liberty Gift Plan and Liberty Advantage Plan. Each plan has different provisions for the payment of distributions prior to trust termination and different tax implications for the donor and/or beneficiary. The plan that is most suitable for you will depend on your specific financial and tax circumstances and your gift-giving objectives. The distributor provides the Fund with trust administration services with respect to each trust share class for which the Fund pays an annual fee equal to approximately $25-$50 for each open trust share account.

EACH PLAN IS DESCRIBED BELOW:

LIBERTY GIFT PLAN

The Liberty Gift Plan is designed to serve exclusively as a vehicle for making a future gift of the Fund's shares. Under the Liberty Gift Plan, the beneficiary will have no ability to access or withdraw the shares until the trust's termination. Because the gift is viewed by the Internal Revenue Service as a gift of a future interest, the gift will not be eligible for the federal annual gift tax exclusion. The trust, not the beneficiary, will be taxed on any income and capital gains earned by the trust in excess of $100 per year.

The trustee will prepare and file all federal and state income tax returns that are required each year and will satisfy any taxes owed from the assets of the trust by redeeming Fund shares.

LIBERTY ADVANTAGE PLAN

The Liberty Advantage Plan is designed to permit the donor and, under certain circumstances, the beneficiary, to direct the trustee to make distributions from the trust for specified purposes, and to provide additional benefits to the donor. Under the Liberty Advantage Plan, during the first 30 days following the contribution the beneficiary will have the right to withdraw the shares purchased by such contribution at their net asset value, plus any sales charge paid on the purchase, and the contribution will be eligible for the annual federal gift tax exclusion. The trustee will provide the beneficiary with notice of the withdrawal right at the time of each contribution. The beneficiary will be taxed on all of the trust's income and capital gains. In connection with the initial contribution, the donor may direct the trustee, or authorize the beneficiary (if he or she is over 18) or the beneficiary's representative (if he or she is not also the donor) to direct the trustee, to redeem Fund shares and distribute the proceeds to the beneficiary in order to provide funds for the beneficiary to pay such taxes. Such distributions would be made within 90 days after the end of each calendar year. The amount of each distribution would be determined by multiplying the amount of each class of income earned by the trust during the year times the highest marginal federal tax rate for unmarried individuals applicable to that class of income. Once made, the election to receive tax distributions may not be revoked.

In connection with the initial contribution, the donor also may authorize the beneficiary (if he or she is over 18), or the beneficiary's representative (if he or she is not also the donor), to direct the trustee to redeem shares and pay the proceeds directly to a recognized post-secondary educational institution to cover the beneficiary's post-secondary educational expenses. Once made, the election to allow such distributions may not be revoked.

No other distributions from the trust are permitted until the trust's termination date. The trustee will send an information statement to the beneficiary each year showing the amount of income and capital gains to be reported on his or her income tax returns for that year.

The foregoing is only a general summary of the tax implications of an investment in the Fund's trust shares. More detailed information is available in the Statement of Additional Information. You should consult your financial or tax advisor for specific advice concerning which option may be most suitable for you.

Under each Plan, upon termination of the trust, the underlying trust shares (matured trust shares) automatically pass to the beneficiary. Prior to the termination date, a notice will be sent to the beneficiary notifying him or her of the impending termination date and the options available to the beneficiary, and requesting certain information, including the beneficiary's social security number. The beneficiary may be asked to sign and return a Form W-9. If not redeemed at this time by the beneficiary, Class E shares and Class F shares automatically will convert to Class A shares and Class B shares, respectively, and be registered in the beneficiary's name. If the beneficiary dies during the term of the trust, the shares automatically pass to the beneficiary's executors or administrators to be disposed of as part of the beneficiary's estate.

CLASSES OF TRUST SHARES

CLASS E SHARES Your purchases of Class E shares are made at the public offering price for these shares. This price includes a sales charge that is based on the amount of your initial investment when you open your account. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. A portion of the sales charge is paid as a commission to your financial advisor firm on the sale of Class E shares. The amount of the sales charge differs depending on the amount you invest as shown in the table below.

--------------------------------------------------------------------------------
CLASS E SALES CHARGES
--------------------------------------------------------------------------------


                                                                  % OF OFFERING
                                   AS A % OF                          PRICE
                                   THE PUBLIC         AS A %       RETAINED BY
                                    OFFERING          OF YOUR       FINANCIAL
AMOUNT INVESTED                      PRICE          INVESTMENT    ADVISOR FIRM


Less than $50,000                     4.50             4.71           4.00
--------------------------------------------------------------------------------
$50,000 to less than $100,000         3.50             3.63           3.00
--------------------------------------------------------------------------------
$100,000 to less than $250,000        2.50             2.56           2.00
--------------------------------------------------------------------------------
$250,000 to less than $500,000        1.25             1.27           1.00
--------------------------------------------------------------------------------
$500,000 or more                      0.00             0.00           0.00

Class E shares bought without an initial sales charge in accounts aggregating $500,000 to $5 million at the time of purchase are subject to a 1.00% CDSC if the shares are sold within 18 months of the time of purchase. Subsequent Class E share purchases that bring your account value above $500,000 are subject to a CDSC if redeemed within 18 months of the date of purchase. The 18-month period begins on the first day of the month following each purchase.

For Class E share purchases of $500,000 or more, financial advisors receive a cumulative commission from the distributor as follows:

--------------------------------------------------------------------------------
PURCHASES OVER $500,000
--------------------------------------------------------------------------------

AMOUNT PURCHASED                                              COMMISSION %

First $3 million                                                  1.00
--------------------------------------------------------------------------------
Next $2 million                                                   0.50
--------------------------------------------------------------------------------
Over $5 million                                                   0.25

The commission to financial advisors for Class E share purchases of over $5 million is paid over 12 months but only to the extent the shares remain outstanding.

If, at the time of the trust's termination, the beneficiary does not elect to redeem Class E shares held by the trust, the shares automatically will convert to Class A shares of the Fund and be registered in the beneficiary's name.

CLASS F SHARES Your purchases of Class F shares are at Class F's net asset value. Class F shares have no front-end sales charge, but they do carry a CDSC that is imposed only on shares sold prior to elimination of the CDSC as shown in the chart below. The CDSC generally declines each year and eventually disappears over time. Class F shares automatically convert to Class E shares after eight years. The distributor pays your financial advisor firm an up-front commission of 4.00% on sales of Class F shares.

--------------------------------------------------------------------------------
CLASS F SALES CHARGES
--------------------------------------------------------------------------------

                                                              % DEDUCTED WHEN
HOLDING PERIOD AFTER PURCHASE                                 SHARES ARE SOLD

Through first year                                                  5.00
--------------------------------------------------------------------------------
Through second year                                                 4.00
--------------------------------------------------------------------------------
Through third year                                                  3.00
--------------------------------------------------------------------------------
Through fourth year                                                 3.00
--------------------------------------------------------------------------------
Through fifth year                                                  2.00
--------------------------------------------------------------------------------
Through sixth year                                                  1.00
--------------------------------------------------------------------------------
Longer than six years                                               0.00

If, at the time of the trust's termination, the beneficiary does not elect to redeem Class F shares held by the trust, the shares automatically will convert to Class B shares of the Fund and be registered in the beneficiary's name.

WITHDRAWAL UNDER THE LIBERTY ADVANTAGE PLAN. If the beneficiary under a Liberty Advantage Plan trust exercises his or her withdrawal rights, the financial advisor firm shall refund to the distributor any sales charge or initial commission previously retained or paid on the withdrawn shares or amount redeemed.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------
Trust shares may not be exchanged for shares of any other fund distributed by Liberty Funds Distributor, Inc. You may exchange your Class A, B and C shares for shares of the same share class of another fund distributed by Liberty
Funds Distributor, Inc. at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-422-3737.

HOW TO SELL SHARES
--------------------------------------------------------------------------------
Your financial advisor can help you determine if and when you should sell your shares. You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, (ii) you have included any certificates for shares to be sold, and (iii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-345-6611. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                      INSTRUCTIONS

Through your                You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor           price, your financial advisor must receive your request prior to the close of regular trading on the
                            NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                 You or your financial advisor may sell shares of the Fund by exchanging from the Fund into the same share class of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-422-3737.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                            day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-345-6611.
------------------------------------------------------------------------------------------------------------------------------------
By mail                     You may send a signed letter of instruction or stock power form along with any share certificates to be sold to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners.
                            For details, call 1-800-345-6611.

                            Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                     You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal    You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                        quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                            $5,000. This feature is not available if you hold your shares in certificate form. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic               You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer              bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

DISTRIBUTION AND SERVICE FEES
--------------------------------------------------------------------------------
The Fund has adopted a plan under Rule 12b-1 that permits it to pay its distributor marketing and other fees to support the sale and distribution of Class A, B, C, E and F shares and certain services provided to you by your financial advisor. The annual service fee may equal up to 0.25% for each of Class A, Class B, Class C, Class E and Class F shares. The annual distribution fee may equal up to 0.75% for each of Class B, Class C and Class F shares and 0.10% for Class E shares. Distribution and service fees are paid out of the assets of these classes. Over time, these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Class B shares automatically convert to Class A shares after a certain number of years, eliminating the distribution fee upon conversion. Conversion may occur three, four or eight years after purchase, depending on the program under which you purchased your shares. See "Your Account -- Sales Charges" for the conversion schedule applicable to Class B shares. Class F shares automatically convert to Class E shares after eight years, eliminating a portion of the distribution fee upon conversion.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of each class of the Fund's shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value (plus any applicable sales charges) next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for each share class by dividing each class's total net assets by the number of that class's outstanding shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for any of the Fund's classes of shares. If you hold share certificates, you will not be able to sell your shares until you have endorsed your certificates and returned them to the distributor.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.
--------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-345-6611.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer

Distributions of trust shares are automatically reinvested until the trust's termination unless used to fund trust distributions permitted under the Liberty Advantage Plan.


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Under the Liberty Gift Plan, the trustee will file all income tax returns and pay all income taxes for income earned prior to the trust's termination. Under the Liberty Advantage Plan, the beneficiary will be obligated to report any income earned by the trust on his or her tax returns and to pay any applicable income taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

A gift made through the purchase of the Fund's trust shares may have to be reported under federal gift tax laws and may be subject to federal gift taxes. In general, a federal gift tax return must be filed reporting all gifts made by an individual during any calendar year, unless the gift qualifies for the annual federal gift tax exclusion. To so qualify, the gift must be a gift of a "present interest" and must not exceed $11,000 when combined with any other gifts made to the same beneficiary during the calendar year. The limit is $22,000 for a married couple who elect "gift splitting," but such election must be made on a gift tax return filed for the calendar year in which the gift is made. Whether a gift made through the purchase of the Fund's trust shares qualifies for the annual exclusion depends on the plan selected by the donor as well as on the combined amount of the gift and any other gifts made to the beneficiary by the donor during the particular year. In general, if no other gifts are made during the year to the beneficiary, a gift under the Liberty Advantage Plan will qualify for the federal gift tax exclusion to the extent it does not exceed the $11,000/$22,000 maximum. A gift under the Liberty Gift Plan will not qualify for the annual exclusion. A gift tax return reporting the amount of the gift under the Liberty Gift Plan and the amount of any gift under the Liberty Advantage Plan not qualifying for the annual exclusion must be filed by the donor. A gift tax return must also be filed by a married donor to elect gift splitting and thereby take advantage of the higher $22,000 limitation on the annual exclusion. Any gift tax due on account of the purchase of trust shares is the sole responsibility of the donor and will not be paid from the trust shares.


A purchase of trust shares may also be subject to state gift tax reporting requirements under the laws of the state in which the donor of the gift resides. See "Trust Shares" above and "Additional Tax Matters Concerning Trust Shares" in the Fund's Statement of Additional Information for more detailed information about these and other tax matters applicable to an investment in the Fund. Due to the complexity of federal and state laws pertaining to gifts in trust, you should consult your financial or tax advisor before investing in the Fund's trust shares.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.60% of average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------

Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.


Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee monthly at the annual rate of 0.20% of the average daily net assets of the Fund, which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on the Fund's performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend Category for domestic equity funds. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of December 31, 2002, SRIC managed over $8 billion in assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's financial performance. Information is shown for the
Fund's last five fiscal years, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

----------------------------------------------------------------------------------------------------------------------------------
THE FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                         2002            2001            2000            1999          1998
                                                        Class A         Class A         Class A         Class A       Class A

NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.68           18.38           17.19           13.39         12.04
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                        (0.02)          (0.06)          (0.12)          (0.03)         0.03
  Net realized and unrealized gain (loss) on
    investments                                          (1.79)          (5.64)           1.31            3.83          1.32
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (1.81)          (5.70)           1.19            3.80          1.35
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     10.87           12.68           18.38           17.19         13.39
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(b)                                     (14.27)         (31.01)           6.92           28.38         11.21(c)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                             1.41            1.39            1.44            1.64          1.56
  Net investment income (loss)(d)                        (0.18)          (0.38)          (0.67)          (0.21)         0.22
  Waiver/reimbursement                                     --              --              --              --           0.12
  Portfolio turnover rate (%)                               42              82              69              80            91
  Net assets at end of period (000) ($)                 66,760         102,403         163,502          97,531        45,472

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


----------------------------------------------------------------------------------------------------------------------------------
THE FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                               YEAR ENDED OCTOBER 31,
                                                         2002            2001            2000            1999         1998
                                                        Class B         Class B         Class B         Class B       Class B

NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.22           17.85           16.82           13.20         11.96
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                        (0.11)          (0.17)          (0.26)          (0.15)        (0.07)
  Net realized and unrealized gain (loss) on
    investments                                          (1.72)          (5.46)           1.29            3.77          1.31
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (1.83)          (5.63)           1.03            3.62          1.24
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     10.39           12.22           17.85           16.82         13.20
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(b)                                     (14.98)         (31.54)           6.12           27.42         10.37(c)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                             2.16            2.14            2.19            2.39          2.31
  Net investment income (loss)(d)                        (0.93)          (1.13)          (1.42)          (0.96)        (0.53)
  Waiver/reimbursement                                     --              --              --              --           0.12
  Portfolio turnover rate (%)                               42              82              69              80            91
  Net assets at end of period (000) ($)                216,801         327,645         532,082         303,726       124,829

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.

(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

----------------------------------------------------------------------------------------------------------------------------------
THE FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                                YEAR ENDED OCTOBER 31,
                                                       2002            2001            2000            1999           1998
                                                      Class C         Class C         Class C         Class C        Class C
NET ASSET VALUE -- BEGINNING OF PERIOD ($)             12.21           17.85           16.82           13.20           11.96
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(a)                      (0.11)          (0.17)          (0.26)          (0.15)          (0.07)
  Net realized and unrealized gain (loss) on
    investments                                        (1.71)          (5.47)           1.29            3.77            1.31
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                     (1.82)          (5.64)           1.03            3.62            1.24
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                   10.39           12.21           17.85           16.82           13.20
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(b)                                   (14.91)         (31.60)           6.12           27.42           10.37(c)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                           2.16            2.14            2.19            2.39            2.31
  Net investment loss(d)                               (0.93)          (1.13)          (1.42)          (0.96)          (0.53)
  Waiver/reimbursement                                   --              --              --              --             0.12
  Portfolio turnover rate (%)                             42              82              69              80              91
  Net assets at end of period (000) ($)               30,837          47,069          80,232          46,869          18,786

(a) Per share data was calculated using average shares outstanding during the period.

(b) Total return at net asset value assuming no contingent deferred sales charge.

(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


----------------------------------------------------------------------------------------------------------------------------------
THE FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                              YEAR ENDED OCTOBER 31,
                                                         2002            2001           2000(a)          1999          1998
                                                        Class E         Class E         Class E         Class E       Class E

NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.63           18.34           17.17           13.36         12.02
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                        (0.03)          (0.07)          (0.14)          (0.05)         0.02
  Net realized and unrealized gain (loss) on
    investments                                          (1.78)          (5.64)           1.31            3.83          1.32
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (1.81)          (5.71)           1.17            3.78          1.34
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     10.82           12.63           18.34           17.14         13.36
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(c)                                     (14.33)         (31.13)           6.81           28.29         11.15(d)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(e)                                             1.51            1.49            1.54            1.74          1.66
  Net investment income (loss)(e)                        (0.28)          (0.48)          (0.77)          (0.31)         0.12
  Waiver/reimbursement                                     --              --              --              --           0.12
  Portfolio turnover rate (%)                               42              82              69              80            91
  Net assets at end of period (000) ($)                  5,794           6,820           9,171           1,089           680

(a) Class E shares were collapsed into Class G shares on February 28, 2000, which were then redesignated Class E shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no initial sales charge.

(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.


----------------------------------------------------------------------------------------------------------------------------------
THE FUND
----------------------------------------------------------------------------------------------------------------------------------

                                                                                 YEAR ENDED OCTOBER 31,
                                                         2002            2001           2000(a)          1999          1998
                                                        Class F         Class F         Class F         Class F        Class F

NET ASSET VALUE -- BEGINNING OF PERIOD ($)               12.23           17.87           16.83           13.21         11.97
----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                        (0.11)          (0.17)          (0.26)          (0.15)        (0.07)
  Net realized and unrealized gain (loss) on
    investments                                          (1.71)          (5.47)           1.30            3.71          1.31
----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                       (1.82)          (5.64)           1.04            3.56          1.24
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                     10.41           12.23           17.87           16.77         13.21
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)(c)                                     (14.88)         (31.56)           6.18           26.95         10.36(d)
----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(e)                                             2.16            2.14            2.19            2.39          2.31
  Net investment loss(e)                                 (0.93)          (1.13)          (1.42)          (0.96)        (0.53)
  Waiver/reimbursement                                     --               --              --              --          0.12
  Portfolio turnover rate (%)                               42              82              69              80            91
  Net assets at end of period (000) ($)                  8,709          10,101          13,368           2,025         1,105

(a) Class F shares were collapsed into Class H shares on February 28, 2000, which were then redesignated Class F shares.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Total return at net asset value assuming no contingent deferred sales charge.

(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.


You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214


o   Liberty Tax-Managed Growth Fund


------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com



                                                              705-01/011N-0203

  LIBERTY TAX-MANAGED AGGRESSIVE GROWTH
  FUND                                                Prospectus, March 1, 2003



CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS


THE FUND                                             2
------------------------------------------------------
Investment Goals..................................   2
Principal Investment Strategies...................   2
Principal Investment Risks........................   2
Performance History...............................   4
Your Expenses.....................................   5

YOUR ACCOUNT                                         6
------------------------------------------------------
How to Buy Shares.................................   6
Eligible Investors................................   7
Sales Charges.....................................   8
How to Exchange Shares............................   8
How to Sell Shares................................   8
Fund Policy on Trading of Fund Shares.............   9
Other Information About Your Account..............   9

MANAGING THE FUND                                   12
------------------------------------------------------
Investment Advisor................................  12
Portfolio Managers................................  12

OTHER INVESTMENT
STRATEGIES AND RISKS                                13
------------------------------------------------------

FINANCIAL HIGHLIGHTS                                15
------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.
Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                                                Not FDIC Insured
                                                                  May Lose Value
                                                               No Bank Guarantee

 THE FUND


INVESTMENT GOALS
--------------------------------------------------------------------------------

The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.


PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in common stocks of small capitalization (small-cap) and middle capitalization (mid-cap) companies that the Fund's investment advisor believes have long-term growth potential. Small-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell 2000 Growth Index. As of December 31, 2002, that index included companies with capitalizations between $8.3 million and $2.4 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. These companies tend to operate within large and growing markets for the companies' goods and services, are well capitalized and have accelerating rates of corporate earnings and experienced and motivated management teams. At times, the Fund may have a significant percentage of its assets invested in a broad economic sector. (Manufacturing, energy and technology are examples of broad economic sectors.) The Fund also may invest in large capitalization (large-cap) companies and, to a limited extent, foreign companies.



   UNDERSTANDING TAX-MANAGED INVESTING



    In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; seeking low portfolio turnover which helps to minimize realization and distribution of taxable gains, except when portfolio turnover may actually reduce shareholder exposure to taxes (such as when the advisor sells securities to create a loss to offset gains realized on other securities); deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; and selling the higher cost basis portion of a security holding before the lower cost basis portion. The investment advisor also may utilize certain active, tax-management strategies. These include tax switches, dividend rolls and selling and reinvesting strategies. See "Other Investment Strategies and Risks."



    From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.



Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------
The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


MANAGEMENT RISK means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. MARKET RISK means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.



Since it purchases equity securities, the Fund is subject to EQUITY RISK. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends


----
2

 The Fund



and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.



GROWTH STOCKS are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.



SECTOR RISK is inherent in the Fund's investment strategy. Companies that are in different but closely related industries are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Fund does not intend to focus on any particular sector, at times the Fund may have a large portion of its assets invested in a particular sector. An example of a sector in which the Fund may sometimes have a large portion of its assets invested is technology. Technology companies may be significantly affected by falling prices and profits, and intense competition. In addition, the rate of technological change for technology companies is generally higher than for other companies, often requiring extensive and sustained investment in research and development, and exposing such companies to the risk of rapid product obsolescence. If a company does not perform as expected, the price of the stock could decline significantly. Many technology companies are currently operating at a loss and may never be profitable.


The securities issued by MID-CAP COMPANIES may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


SMALLER COMPANIES are more likely than larger companies to have limited product lines, operating histories, markets or financial resources. They may depend heavily on a small management team. Stocks of smaller companies may trade less frequently, may trade in smaller volumes and may fluctuate more sharply in price than stocks of larger companies. In addition, smaller companies may not be widely followed by the investment community, which can lower the demand for their stocks.



FOREIGN SECURITIES are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                                            ----

 The Fund


PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.


   UNDERSTANDING PERFORMANCE


    CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.



    AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.



    The Fund's returns are compared to the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), an unmanaged index that tracks the performance of mid-capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.


 CALENDAR YEAR TOTAL RETURNS (CLASS Z)
     EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC


2001  -22.58%
2002  -21.78%


                                                    For period shown in bar chart:
                                                    Best quarter: 4th quarter 2001, +18.20%
                                                    Worst quarter: 3rd quarter 2001, -25.39%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


 AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002


                                                                                  LIFE OF THE
                                          INCEPTION DATE      1 YEAR                  FUND

 Class Z (%)                                    8/1/00
  Return Before Taxes                                             -21.78                        -22.53
  Return After Taxes on Distributions                             -21.78                        -22.53
  Return After Taxes on Distributions
  and Sale of Fund Shares                                         -13.37                        -17.31
------------------------------------------------------------------------------------------------------
 S&P MidCap 400 Index (%)                          N/A            -14.51                         -4.18(1)
------------------------------------------------------------------------------------------------------


(1)  Performance information is from July 31, 2000.

----
4

 The Fund


YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

   UNDERSTANDING EXPENSES

    ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

    EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

    - $10,000 initial investment

    - 5% total return for each year

    - Fund operating expenses remain the same

    - Assumes reinvestment of all dividends and distributions

 SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)

 Maximum sales charge (load) on purchases (%)
 (as a percentage of the offering price)       0.00
----------------------------------------------------
 Maximum deferred sales charge (load) on
 redemptions (%)
 (as a percentage of the lesser of purchase
 price or redemption price)                    0.00
----------------------------------------------------
 Redemption fee (%)
 (as a percentage of amount redeemed, if
 applicable)                                   (3)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.
(3)  There is a $7.50 charge for wiring sale proceeds to your bank.



 ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)


 Management fee(4)(5)(%)                       1.00
---------------------------------------------------
 Distribution and service (12b-1) fees (%)     0.00
---------------------------------------------------
 Other expenses (%)                            0.94
---------------------------------------------------
 Total annual fund operating expenses(5)(%)    1.94



(4)  The Fund pays a management fee of 0.80% and an administration fee of 0.20%.
(5) The Fund's advisor and administrator have voluntarily agreed to waive advisory and administration fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.25%. If this waiver were reflected in the table, the management fee for Class Z shares would be 0.31% and total annual fund operating expenses for Class Z shares would be 1.25%. This arrangement may be modified or terminated by the advisor or administrator at any time.



 EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)


1 YEAR  3 YEARS  5 YEARS  10 YEARS

 $197    $609    $1,047    $2,264


                                                                            ----

 YOUR ACCOUNT

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        Your financial advisor can help you establish your
 financial advisor                   account and buy Fund shares on your behalf. To
                                     receive the current trading day's price, your
                                     financial advisor must receive your request prior
                                     to the close of regular trading on the New York
                                     Stock Exchange (NYSE), usually 4:00 p.m. Eastern
                                     time. Your financial advisor may charge you fees
                                     for executing the purchase for you.
---------------------------------------------------------------------------------------
 By check                            For new accounts send a completed application and
 (new account)                       check made payable to the Fund to the transfer
                                     agent, Liberty Funds Services, Inc., P.O. Box
                                     8081, Boston, MA 02266-8081.
---------------------------------------------------------------------------------------
 By check                            For existing accounts fill out and return the
 (existing account)                  additional investment stub included in your
                                     account statement, or send a letter of instruction
                                     including your Fund name and account number with a
                                     check made payable to the Fund to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may acquire shares
                                     of the Fund for your account by exchanging shares
                                     you own in one fund for shares of the same class
                                     or Class A of the Fund at no additional cost.
                                     There may be an additional charge if exchanging
                                     from a money market fund. To exchange by
                                     telephone, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By wire                             You may purchase shares of the Fund by wiring
                                     money from your bank account to your Fund account.
                                     To wire funds to your Fund account, call
                                     1-800-338-2550 to obtain a control number and the
                                     wiring instructions.
---------------------------------------------------------------------------------------
 By electronic                       You may purchase shares of the Fund by
 funds transfer                      electronically transferring money from your bank
                                     account to your Fund account by calling
                                     1-800-338-2550. An electronic funds transfer may
                                     take up to two business days to settle and be
                                     considered in "good form." You must set up this
                                     feature prior to your telephone request. Be sure
                                     to complete the appropriate section of the
                                     application.
---------------------------------------------------------------------------------------
 Automatic                           You may make monthly or quarterly investments
 investment plan                     automatically from your bank account to your Fund
                                     account. You may select a pre-authorized amount to
                                     be sent via electronic funds transfer. Be sure to
                                     complete the appropriate section of the
                                     application for this feature.
---------------------------------------------------------------------------------------
 Automated dollar                    You may purchase shares of the Fund for your
 cost averaging                      account by exchanging $100 or more each month from
                                     another fund for shares of the same class of the
                                     Fund at no additional cost. You must have a
                                     current balance of at least $5,000 in the fund the
                                     money is coming from. The designated amount will
                                     be exchanged on the third Tuesday of each month.
                                     Exchanges will continue so long as your fund
                                     balance is sufficient to complete the transfers.
                                     You may terminate your program or change the
                                     amount of the exchange (subject to the $100
                                     minimum) by calling 1-800-338-2550. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By dividend                         You may automatically invest dividends distributed
 diversification                     by another fund into the same class of shares of
                                     the Fund at no additional sales charge. To invest
                                     your dividends in the Fund, call 1-800-338-2550.


----
6

 Your Account


ELIGIBLE INVESTORS
--------------------------------------------------------------------------------

Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:



$1,000 minimum initial investment



    - any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares; (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;



    - any trustee or director (or family member) of any fund distributed by the distributor; and



    - any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.


$100,000 minimum initial investment


    - clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and



    - any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.


No minimum initial investment


    - any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);



    - a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;



    - investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code;



    - any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and



    - clients of the distributor's banking affiliate that meet certain wealth management criteria.



The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


                                                                            ----

 Your Account


SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.


   CHOOSING A SHARE CLASS

    The Fund offers one class of shares in this prospectus -- CLASS Z.


    The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


    In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.



When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.



The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


----
8

 Your Account


 OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:


METHOD                                                  INSTRUCTIONS

 Through your                        You may call your financial advisor to place your
 financial advisor                   sell order. To receive the current trading day's
                                     price, your financial advisor must receive your
                                     request prior to the close of regular trading on
                                     the NYSE, usually 4:00 p.m. Eastern time. Your
                                     financial advisor may charge you fees for
                                     executing a redemption for you.
---------------------------------------------------------------------------------------
 By exchange                         You or your financial advisor may sell shares of
                                     the Fund by exchanging from the Fund into Class Z
                                     shares or Class A shares of another fund
                                     distributed by Liberty Funds Distributor, Inc. at
                                     no additional cost. To exchange by telephone, call
                                     1-800-338-2550.
---------------------------------------------------------------------------------------
 By telephone                        You or your financial advisor may sell shares of
                                     the Fund by telephone and request that a check be
                                     sent to your address of record by calling
                                     1-800-338-2550, unless you have notified the Fund
                                     of an address change within the previous 30 days.
                                     The dollar limit for telephone sales is $100,000
                                     in a 30-day period. You do not need to set up this
                                     feature in advance of your call. Certain
                                     restrictions apply to retirement accounts. For
                                     details, call 1-800-338-2550.
---------------------------------------------------------------------------------------
 By mail                             You may send a signed letter of instruction to the
                                     address below. In your letter of instruction, note
                                     the Fund's name, share class, account number, and
                                     the dollar value or number of shares you wish to
                                     sell. All account owners must sign the letter, and
                                     signatures must be guaranteed by either a bank, a
                                     member firm of a national stock exchange or
                                     another eligible guarantor institution. Additional
                                     documentation is required for sales by
                                     corporations, agents, fiduciaries, surviving joint
                                     owners and individual retirement account owners.
                                     For details, call 1-800-338-2550.
                                     Mail your letter of instruction to Liberty Funds
                                     Services, Inc., P.O. Box 8081, Boston, MA
                                     02266-8081.
---------------------------------------------------------------------------------------
 By wire                             You may sell shares of the Fund and request that
                                     the proceeds be wired to your bank. You must set
                                     up this feature prior to your telephone request.
                                     Be sure to complete the appropriate section of the
                                     account application for this feature.
---------------------------------------------------------------------------------------
 By systematic                       You may automatically sell a specified dollar
 withdrawal plan                     amount or percentage of your account on a monthly,
                                     quarterly or semi-annual basis and have the
                                     proceeds sent to you if your account balance is at
                                     least $5,000. All dividend and capital gains
                                     distributions must be reinvested. Be sure to
                                     complete the appropriate section of the account
                                     application for this feature.
---------------------------------------------------------------------------------------
 By electronic                       You may sell shares of the Fund and request that
 funds transfer                      the proceeds be electronically transferred to your
                                     bank. Proceeds may take up to two business days to
                                     be received by your bank. You must set up this
                                     feature prior to your request. Be sure to complete
                                     the appropriate section of the account application
                                     for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.


OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------


HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).



When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund

                                                                            ----

 Your Account


holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting WWW.LIBERTYFUNDS.COM.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

 TYPES OF DISTRIBUTIONS

 Dividends       Represents interest and dividends earned from
                 securities held by the Fund, net of expenses
                 incurred by the Fund.
-------------------------------------------------------------------
 Capital gains   Represents net long-term capital gains on sales of
                 securities held for more than 12 months and net
                 short-term capital gains, which are gains on sales
                 of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

   UNDERSTANDING FUND DISTRIBUTIONS


    The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.


 DISTRIBUTION OPTIONS

 Reinvest all distributions in additional shares
 of your current fund
---------------------------------------------------------
 Reinvest all distributions in shares of another
 fund
---------------------------------------------------------
 Receive dividends in cash (see options below) and
 reinvest capital gains
---------------------------------------------------------
 Receive all distributions in cash (with one of
 the following options):

    -   send the check to your address of record
    -   send the check to a third party address
    -   transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.



TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all

----
10

 Your Account



Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.


                                                                            ----

 MANAGING THE FUND


INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.



Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.



For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.31% of average daily net assets of the Fund.



PORTFOLIO MANAGERS

--------------------------------------------------------------------------------

RICHARD J. JOHNSON, CFA, a vice president of Columbia Management and Stein Roe since 1994 and 2002, respectively, has managed the Fund since March, 2002. He also has managed various funds for Columbia Management since 1995.


----
12

 OTHER INVESTMENT STRATEGIES AND RISKS


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.


TAX SWITCH
--------------------------------------------------------------------------------

A tax switch involves selling the stock of one issuer at a loss and simultaneously purchasing the stock of another issuer that the advisor believes has similar or better long-term growth potential. The Fund may use tax switches to build inventories of losses, which can be used to offset future gains for up to eight years, helping to increase the potential for tax efficiency. Market conditions may limit the Fund's ability to generate tax losses.


DIVIDEND ROLLS
--------------------------------------------------------------------------------
A dividend roll program seeks to invest in high-dividend stocks shortly before the dividend is paid and selling these stocks, at a loss, immediately after collecting the dividend. The Fund's advisor may use various dividend roll techniques to increase the potential for tax efficiency.

SELL AND REINVEST STRATEGIES
--------------------------------------------------------------------------------

The advisor takes a long-term perspective when investing in stocks. However, the advisor may sell a stock at a loss and repurchase that same stock at a later date. The resulting loss can be used to offset future gains in the portfolio while the Fund continues to maintain its position in that company's long-term growth potential.


DERIVATIVE STRATEGIES
--------------------------------------------------------------------------------
The Fund may enter into a number of hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular securities or markets. These strategies, commonly referred to as derivatives, involve the use of financial instruments whose values depend on, or are derived from, the value of an underlying security, index or currency. The Fund may use these strategies to adjust the Fund's sensitivity to changes in interest rates, or for other hedging purposes (i.e., attempting to offset a potential loss in one position by establishing an interest in an opposite position). Derivative strategies involve the risk that they may exaggerate a loss, potentially losing more money than the actual cost of the underlying security, or limit a potential gain. Also, with some derivative strategies there is the risk that the other party to the transaction may fail to honor its contract terms, causing a loss to the Fund.

PURCHASE AND SALE DECISIONS
--------------------------------------------------------------------------------
The advisor may sell a security if it believes that the current stock price is not supported by the advisor's expectations regarding the company's future growth potential. The advisor may purchase and sell securities in order to reduce shareholder exposure to taxes as part of the Fund's active tax-management strategy. The advisor will consider the tax effects of portfolio turnover in deciding whether to purchase and sell individual securities.

                                                                            ----

TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------
At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

----
14

 FINANCIAL HIGHLIGHTS



The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception of Class Z, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.


 THE FUND


                                                                     PERIOD
                                                                      ENDED
                                          YEAR ENDED OCTOBER 31,   OCTOBER 31,
                                             2002        2001        2000(a)
                                           Class Z      Class Z      Class Z
                                          ----------  -----------  -----------

 NET ASSET VALUE -- BEGINNING OF PERIOD
 ($)                                         7.03        12.37        11.59
------------------------------------------------------------------------------
 INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss(b)                    (0.07)       (0.07)       (0.03)
  Net realized and unrealized gain
  (loss) on investments                     (0.53)       (5.27)        0.81
------------------------------------------------------------------------------
  Total from Investment Operations          (0.60)       (5.34)        0.78
------------------------------------------------------------------------------
 NET ASSET VALUE --
 END OF PERIOD ($)                           6.43         7.03        12.37
------------------------------------------------------------------------------
 TOTAL RETURN (%)(c)                        (8.53)      (43.17)        6.73(d)
------------------------------------------------------------------------------
 RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(e)                                1.25         1.25         1.25(f)
  Net investment loss(e)                    (0.97)       (0.75)       (0.89)(f)
  Waiver/reimbursement                       0.69         0.85         1.82(f)
  Portfolio turnover rate (%)                 121          188           47(d)
  Net assets, end of period (000's) ($)         3           61          128


(a) The Fund commenced investment operations on July 24, 2000. The activity shown is from the effective date of registration (August 1, 2000) with the Securities and Exchange Commission.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(d)  Not annualized.
(e) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(f)  Annualized.

                                                                            ----

FOR MORE INFORMATION

--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214

-  Liberty Tax-Managed Aggressive Growth Fund

--------------------------------------------------------------------------------

[LOGO]

                                                                714-01/889M-0203

--------------------------------------------------------------------------------
LIBERTY TAX-MANAGED VALUE FUND   PROSPECTUS, MARCH 1, 2003
--------------------------------------------------------------------------------

CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goals .........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   3
Performance History ......................................................   4
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 7
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Eligible Investors .......................................................   8
Sales Charges ............................................................   9
How to Exchange Shares ...................................................   9
How to Sell Shares .......................................................   9
Fund Policy on Trading of Fund Shares ....................................  10
Other Information About Your Account .....................................  10


MANAGING THE FUND                                                           13
--------------------------------------------------------------------------------
Investment Advisor .......................................................  13
Portfolio Manager ........................................................  13


OTHER INVESTMENT STRATEGIES AND RISKS                                       14
--------------------------------------------------------------------------------


FINANCIAL HIGHLIGHTS                                                        15
--------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell 1000 Value Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $234.1 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Value Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $11.7 billion. The Fund also invests in foreign securities, including depositary receipts.


--------------------------------------------------------------------------------
  UNDERSTANDING TAX-MANAGED INVESTING

  In managing the Fund, the advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion. The advisor may also utilize certain active, tax-management strategies. These include tax switches, dividend rolls and selling and reinvesting strategies. See "Other Investment Strategies and Risks" for further details.

  From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
--------------------------------------------------------------------------------

In managing the Fund, the Fund's investment advisor uses a value investment strategy that focuses on buying stocks cheaply when they are undervalued or "out of favor." The advisor buys stocks that in the advisor's opinion have attractive current prices, consistent operating performance and/or favorable future growth prospects. The advisor's strategy uses fact-based, quantitative analysis supported by fundamental business and financial analysis.


Additional strategies that are not principal investment strategies and the risks associated with them are described later in this prospectus under "Other Investment Strategies and Risks."

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the advisor's opinion, undervalued. If the advisor's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the advisor has placed on it.


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. The Fund may invest in foreign securities either indirectly (e.g., depositary receipts) or directly into foreign stock markets. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P Index), an unmanaged index that tracks the performance of 500 widely held, large-capitalization U.S. stocks. The Fund's returns are also compared to the Standard & Poor's 500/Barra Value Index (S&P 500/Barra Index), an unmanaged index that tracks the performance of companies in the S&P Index with low price-to-book ratios. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                2000                          14.18%
                2001                          -0.08%
                2002                         -22.85%




                              For period shown in bar chart:
                              Best quarter: 4th quarter 2002, +12.80%
                              Worst quarter: 3rd quarter 2002, -20.47%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                        INCEPTION                    LIFE OF THE
                                          DATE          1 YEAR           FUND


Class Z (%)                              6/1/99
  Return Before Taxes                                   -22.85          -7.01
  Return After Taxes on Distributions                   -22.85          -7.01
  Return After Taxes on Distribution
    and Sale of Fund Shares                             -14.03          -5.49
--------------------------------------------------------------------------------
S&P Index (%)                              N/A          -22.09          -9.14(1)
--------------------------------------------------------------------------------
S&P 500/Barra Index                        N/A          -20.85          -7.32(1)
--------------------------------------------------------------------------------


(1) Performance information is from May 31, 1999.

YOUR EXPENSES
--------------------------------------------------------------------------------
Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.


  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:


  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------


Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price) 0.00
--------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                   (3)

(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee(4) (%)                                                 1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             0.00
--------------------------------------------------------------------------------

Other expenses (%)                                                    0.31
--------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              1.31

(4) The Fund pays a management fee of 0.80% and an administration fee of 0.20%.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------

       1 YEAR              3 YEARS             5 YEARS           10 YEARS


        $133                 $415               $718              $1,579

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                      INSTRUCTIONS

Through your                Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor           receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)               agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For existing accounts fill out and return the additional investment stub included in your account
(existing account)          statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                            1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                     You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic               You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer              your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                   You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan             account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost       You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                   another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2250.

ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares;
   (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.


  The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
--------------------------------------------------------------------------------


HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.

The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2250.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-422-3737, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2250.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2250.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------

Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2250.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distribution of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. The investment advisor is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. In its duties as investment advisor, Stein Roe runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.80% of average daily net assets of the Fund.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------


SCOTT SCHERMERHORN, a senior vice president of Stein Roe, has managed the Fund since its inception in June, 1999. Mr. Schermerhorn has managed various other funds for Stein Roe and Colonial Management Associates, Inc. since October, 1998. From May, 1996 to October, 1998, Mr. Schermerhorn was head of the value investment team of Federated Investors, which managed the American Leader Fund, Federated Stock Trust and Federated Stock and Bond Fund, as well as other institutional accounts.

The Fund is also managed by a team of investment professionals assigned to it by Stein Roe.

--------------------------------------------------------------------------------
OTHER INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------


The Fund's principal investment strategies and their associated risks are described under "The Fund -- Principal Investment Strategies" and "The Fund -- Principal Investment Risks." This section describes other investments the Fund may make and the risks associated with them. In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and therefore are not described in this prospectus. The advisor may elect not to buy any of these securities or use any of these techniques unless it believes that doing so will help the Fund achieve its investment goals. The Fund may not always achieve its investment goals. These types of securities and investment practices, their associated risks and the Fund's fundamental and non-fundamental investment policies are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Except as otherwise noted, approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or any of its investment strategies.


TAX SWITCH
--------------------------------------------------------------------------------

A tax switch involves selling the stock of one issuer at a loss and simultaneously purchasing the stock of another issuer that the advisor believes has similar or better long-term growth potential. The Fund may use tax switches to build inventories of losses, which can be used to offset future gains for up to eight years, helping to increase the potential for tax efficiency. Market conditions may limit the Fund's ability to generate tax losses.

DIVIDEND ROLLS
--------------------------------------------------------------------------------

A dividend roll program seeks to invest in high-dividend stocks shortly before the dividend is paid and selling these stocks, at a loss, immediately after collecting the dividend. The Fund's advisor may use various dividend roll techniques to increase the potential for tax efficiency.

SELL AND REINVEST STRATEGIES
--------------------------------------------------------------------------------
The advisor takes a long-term perspective when investing in stocks. However, the advisor may sell a stock at a loss and repurchase that same stock at a later date. The resulting loss can be used to offset future gains in the portfolio while the Fund continues to maintain its position in that company's long-term growth potential.


TEMPORARY DEFENSIVE STRATEGIES
--------------------------------------------------------------------------------

At times, the advisor may determine that adverse market conditions make it desirable to temporarily suspend the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------


The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception of Class Z, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

------------------------------------------------------------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                         PERIOD ENDED
                                                                  YEAR ENDED OCTOBER 31,                  OCTOBER 31,
                                                              2002         2001            2000             1999(A)
                                                            Class Z       Class Z         Class Z           Class Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                   11.46         11.43           10.65             12.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
-----------------------------------------------------------------------------------------------------------------------------------
  Net investment income(b)                                    0.07          0.07            0.07              0.01
-----------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments     (2.57)        (0.04)           0.71             (1.36)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                           (2.50)         0.03            0.78             (1.35)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                          8.96         11.46           11.43             10.65
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                            (21.82)         0.26            7.32            (11.25)(c)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                                 1.31          1.41            1.50              1.50(e)
  Net investment income(d)                                    0.64          0.62            0.69              0.27(e)
  Portfolio turnover rate (%)                                   72            47              76                19(c)
  Net assets, end of period (000's) ($)                          1             1               1             2,396


(a) From commencement of operations on June 1, 1999.

(b) Per share data was calculated using average shares outstanding during the period.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) Annualized.

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214

o Liberty Tax-Managed Value Fund

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com

                                                              708-01/897M-0203

--------------------------------------------------------------------------------
LIBERTY TAX-MANAGED GROWTH FUND  PROSPECTUS, MARCH 1, 2003
--------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

--------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                     2
--------------------------------------------------------------------------------
Investment Goals .........................................................   2
Principal Investment Strategies ..........................................   2
Principal Investment Risks ...............................................   3
Performance History ......................................................   4
Your Expenses ............................................................   6

YOUR ACCOUNT                                                                 7
--------------------------------------------------------------------------------
How to Buy Shares ........................................................   7
Eligible Investors .......................................................   8
Sales Charges ............................................................   9
How to Exchange Shares ...................................................   9
How to Sell Shares .......................................................   9
Fund Policy on Trading of Fund Shares ....................................  10
Other Information About Your Account .....................................  10

MANAGING THE FUND                                                           13
--------------------------------------------------------------------------------
Investment Advisor .......................................................  13
Investment Sub-Advisor ...................................................  13
Portfolio Managers .......................................................  13

FINANCIAL HIGHLIGHTS                                                        14
--------------------------------------------------------------------------------


Only eligible investors may purchase Class Z shares. See "Your Account -- Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

--------------------------------------------------------------------------------
THE FUND
--------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------


The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of December 31, 2002, that index included companies with capitalizations between $279.0 million and $276.6 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.

--------------------------------------------------------------------------------
  UNDERSTANDING TAX-MANAGED INVESTING


  In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

  From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
--------------------------------------------------------------------------------


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover).
Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.


PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------


The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day-to-day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year, 5 years and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year, five-year and the life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large- capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)(1)
--------------------------------------------------------------------------------

                1997                          24.40%
                1998                          21.46%
                1999                          28.35%
                2000                         -15.10%
                2001                         -15.91%
                2002                         -21.94%


                                 For period shown in bar chart:

                                 Best quarter: 4th quarter 1998, +21.07%
                                 Worst quarter: 3rd quarter 2001, -17.71%


After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.


--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

                                                                  LIFE OF THE
                                         1 YEAR      5 YEARS          FUND


Class Z (%)
  Return Before Taxes                    -21.94      -2.78(1)       1.23(1)
  Return After Taxes on Distributions    -21.94      -2.78(1)       1.23(1)
  Return After Taxes on Distributions
    and Sale of Fund Shares              -13.47      -2.20(1)       0.99(1)
--------------------------------------------------------------------------------
S&P 500 Index (%)                        -22.09      -0.58          4.41(2)
--------------------------------------------------------------------------------


(1) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to its inception. These returns have not been restated to reflect any differences in expenses (such as Rule 12b-1 fees) between Class A shares and the newer class of shares. The Class A share returns have been adjusted to take into account the fact that Class Z shares are sold without sales charges. If differences in expenses had been reflected, the returns shown for periods prior to the inception of the newer class of shares would have been higher, since Class Z shares are not subject to service fees. Class A shares were initially offered on December 30, 1996, and Class Z shares were initially offered on January 11, 1999.

(2) Performance information is from December 31, 1996.


YOUR EXPENSES
--------------------------------------------------------------------------------


Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. It uses the following hypothetical conditions:
  o $10,000 initial investment
  o 5% total return for each year
  o Fund operating expenses remain the same
  o Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHAREHOLDER FEES(3) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
(as a percentage of the offering price)                               0.00
-------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
(as a percentage of the lesser of purchase price or redemption price) 0.00
-------------------------------------------------------------------------------
Redemption fee (%)
(as a percentage of amount redeemed, if applicable)                   (4)

(3) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(4) There is a $7.50 charge for wiring sale proceeds to your bank.


--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------

Management fee(5) (%)                                                 0.85
-------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                             0.00
-------------------------------------------------------------------------------

Other expenses (%)                                                    0.31
-------------------------------------------------------------------------------
Total annual fund operating expenses (%)                              1.16

(5) The Fund pays a management fee of 0.60% and an administration fee of 0.25%.


--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


       1 YEAR               3 YEARS            5 YEARS           10 YEARS

        $118                 $368               $638              $1,409

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                      INSTRUCTIONS

Through your                Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor           receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)               agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For existing accounts fill out and return the additional investment stub included in your account
(existing account)          statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                            1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                     You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic               You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer              your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                   You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan             account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost       You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                   another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares;
   (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no-load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker-dealer;

o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.


SALES CHARGES
--------------------------------------------------------------------------------
Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.


  The Fund also offers five additional classes of shares -- Class A, B, C, E and F shares are available through separate prospectuses. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Class E and F shares are designed for persons who wish to make an irrevocable gift to a child, grandchild or other individual. Shares are held in an irrevocable trust until a specified date, at which time they pass to a beneficiary. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.

  In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.

--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at no additional cost. To exchange by telephone, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.


The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.


You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

--------------------------------------------------------------------------------
TYPES OF DISTRIBUTIONS
--------------------------------------------------------------------------------


Dividends       Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

--------------------------------------------------------------------------------
Capital gains   Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.


DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.

If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.60% of average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------

Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.


Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee monthly at the annual rate of 0.20% of the average daily net assets of the Fund, which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on the Fund's performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend Category for domestic equity funds. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of December 31, 2002, SRIC managed over $8 billion in assets.


PORTFOLIO MANAGERS
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception of Class Z, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling 1-800-426-3750.

------------------------------------------------------------------------------------------------------------------------------------
THE FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     PERIOD ENDED
                                                                                YEAR ENDED OCTOBER 31,                OCTOBER 31,
                                                                             2002         2001            2000          1999(a)
                                                                           Class Z       Class Z         Class Z        Class Z

NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                  12.76          18.46          17.23          15.56
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment income (loss)(b)                                            0.01          (0.02)         (0.08)         (0.02)
  Net realized and unrealized gain (loss)  on investments                   (1.81)         (5.68)          1.31           1.69
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                          (1.80)         (5.70)          1.23           1.67
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                        10.96          12.76          18.46          17.23
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN (%)                                                           (14.11)        (30.88)          7.14          10.73(C)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses(d)                                                                1.16           1.14           1.19           0.79(e)
  Net investment income (loss)(d)                                            0.07          (0.13)         (0.42)         (0.13)(e)
  Portfolio turnover rate (%)                                                  42             82             69             80
  Net assets, end of period (000) ($)                                          80            915          1,941              1

(a) Class Z shares were initially offered on January 11, 1999.


(b) Per share data was calculated using average shares outstanding during the period.

(c) Not annualized.

(d) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.

(e) Annualized.

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NOTES
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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214

o Liberty Tax-Managed Growth Fund

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              705-01/898M-0203

-------------------------------------------------------------------------------
LIBERTY TAX-MANAGED GROWTH FUND II   PROSPECTUS, MARCH 1, 2003
-------------------------------------------------------------------------------


CLASS Z SHARES

Advised by Stein Roe & Farnham Incorporated

-------------------------------------------------------------------------------
TABLE OF CONTENTS

THE FUND                                                                      2
-------------------------------------------------------------------------------
Investment Goals .......................................................      2
Principal Investment Strategies ........................................      2
Principal Investment Risks .............................................      2
Performance History ....................................................      3
Your Expenses ..........................................................      5


YOUR ACCOUNT                                                                  6
-------------------------------------------------------------------------------
How to Buy Shares ......................................................      6
Eligible Investors .....................................................      7
Sales Charges ..........................................................      8
How to Exchange Shares .................................................      8
How to Sell Shares .....................................................      8
Fund Policy on Trading of Fund Shares ..................................      9
Other Information About Your Account ...................................      9

MANAGING THE FUND                                                            12
-------------------------------------------------------------------------------
Investment Advisor .....................................................     12
Investment Sub-Advisor .................................................     12
Portfolio Manager ......................................................     12

FINANCIAL HIGHLIGHTS                                                         13
-------------------------------------------------------------------------------

Only eligible investors may purchase Class Z shares. See "Your Account - Eligible Investors" for more information.

Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved any shares offered in this prospectus or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


                                                    ---------------------------
                                                    Not FDIC   May Lose Value
                                                    Insured   -----------------
                                                              No Bank Guarantee
                                                    ---------------------------

-------------------------------------------------------------------------------
THE FUND
-------------------------------------------------------------------------------

INVESTMENT GOALS
--------------------------------------------------------------------------------
The Fund seeks long-term capital growth while reducing shareholder exposure to taxes.

PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

The Fund invests primarily in large capitalization (large-cap) and middle capitalization (mid-cap) stocks. Large-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the S&P 500 Index. As of December 31, 2002, that index included companies with capitalizations between $279.0 million and $276.6 billion. Mid-cap stocks are stocks of companies that have market capitalizations similar in size to those companies in the Russell Mid Cap Growth Index. As of December 31, 2002, that index included companies with capitalizations between $193.9 million and $13.3 billion. The Fund may also invest in foreign securities. In selecting stocks for the Fund, the Fund's investment sub-advisor uses fundamental research analysis and valuation techniques.

--------------------------------------------------------------------------------
  UNDERSTANDING TAX-MANAGED INVESTING

  In managing the Fund, the sub-advisor uses investment strategies that are designed to reduce (but not eliminate) the payment by the Fund of taxable distributions to shareholders. These strategies include: buying stocks that pay low dividends or no dividends at all; maintaining a low portfolio turnover rate which helps to minimize the realization and distribution of taxable gains; deferring the sale of a security until the realized gain would qualify as a long-term capital gain rather than a short-term capital gain; selling securities to create a loss to offset gains realized on other securities; and selling the higher cost basis portion of a security holding before the lower cost basis portion.

  From time to time, the Fund expects to distribute taxable income and capital gains. Market conditions may limit the Fund's ability to generate tax losses or to avoid dividend income. Additionally, the ability to use certain tax management techniques may be curtailed or eliminated in the future by tax legislation or regulation.
--------------------------------------------------------------------------------


At times, the sub-advisor may determine that adverse market conditions make it desirable to suspend temporarily the Fund's normal investment activities. During such times, the Fund may, but is not required to, invest in cash or high-quality, short-term debt securities, without limit. Taking a temporary defensive position may prevent the Fund from achieving its investment goals.


In seeking to achieve its investment goals, the Fund may invest in various types of securities and engage in various investment techniques which are not the principal focus of the Fund and, therefore, are not described in this prospectus. These types of securities and investment practices are identified and discussed in the Fund's Statement of Additional Information, which you may obtain free of charge (see back cover). Approval by the Fund's shareholders is not required to modify or change the Fund's investment goals or investment strategies.

PRINCIPAL INVESTMENT RISKS
--------------------------------------------------------------------------------

The principal risks of investing in the Fund are described below. There are many circumstances (including additional risks that are not described here) which could prevent the Fund from achieving its investment goals. You may lose money by investing in the Fund.


Management risk means that the sub-advisor's investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. Market risk means that security prices in a market, sector or industry may fall, reducing the value of your investment. Because of management and market risk, there is no guarantee that the Fund will achieve its investment goals or perform favorably among comparable funds.

Since it purchases equity securities, the Fund is subject to equity risk. This is the risk that stock prices will fall over short or extended periods of time. Although the stock market has historically outperformed other asset classes over the long term, the stock market tends to move in cycles. Individual stock prices may fluctuate drastically from day to day and may underperform other asset classes over an extended period of time. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

Growth stocks are stocks of companies believed to have above-average potential for growth in revenue and earnings. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.


The securities issued by mid-cap companies may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.


Foreign securities are subject to special risks. Foreign markets can be extremely volatile. Fluctuations in currency exchange rates may impact the value of foreign securities without a change in the intrinsic value of those securities. The liquidity of foreign securities may be more limited than that of domestic securities, which means that the Fund may, at times, be unable to sell foreign securities at desirable prices. Brokerage commissions, custodial fees and other fees are generally higher for foreign investments. Other risks include: possible delays in the settlement of transactions or in the notification of income; less publicly available information about companies; the impact of political, social or diplomatic events; possible seizure, expropriation or nationalization of the company or its assets; and possible imposition of currency exchange controls.


An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE HISTORY
--------------------------------------------------------------------------------

The bar chart below shows changes in the Fund's performance from year to year by illustrating the Fund's calendar year total returns (before taxes) for its Class Z shares. The performance table following the bar chart shows how the Fund's average annual total returns for Class Z shares compare with those of a broad measure of market performance for 1 year and the life of the Fund. The chart and table are intended to illustrate some of the risks of investing in the Fund by showing the changes in the Fund's performance. All returns include the reinvestment of dividends and distributions. Performance results include the effect of expense reduction arrangements, if any. If these arrangements had not been in place, the performance results would have been lower. Any expense reduction arrangements may be discontinued at any time. As with all mutual funds, past performance (before and after taxes) does not predict the Fund's future performance.

--------------------------------------------------------------------------------
  UNDERSTANDING PERFORMANCE

  CALENDAR YEAR TOTAL RETURNS show the Fund's Class Z share performance for each complete calendar year since the Fund commenced operations. They include the effects of Fund expenses.

  AVERAGE ANNUAL TOTAL RETURNS are a measure of the Fund's average performance over the past one-year and the life of the Fund periods. They include the effects of Fund expenses.

  The Fund's returns are compared to the Standard & Poor's 500 Index (S&P 500 Index), an unmanaged index that tracks the performance of 500 widely held, large- capitalization U.S. stocks. Unlike the Fund, indices are not investments, do not incur fees, expenses or taxes and are not professionally managed. It is not possible to invest directly in indices.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
CALENDAR YEAR TOTAL RETURNS (CLASS Z)
--------------------------------------------------------------------------------

                2001                         -15.72%
                2002                         -21.73%



For period shown in bar chart:
Best quarter: 4th quarter 2001, +13.13%
Worst quarter: 3rd quarter 2001, -17.52%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on each investor's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS -- FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


                                         INCEPTION                  LIFE OF THE
                                           DATE          1 YEAR         FUND


Class Z (%)                               3/7/00
  Return Before Taxes                                    -21.73        -17.91
  Return After Taxes on Distributions                    -21.73        -17.91
  Return After Taxes on Distributions
    and Sale of Fund Shares                              -13.34        -13.77
--------------------------------------------------------------------------------
S&P 500 Index (%)                           N/A          -22.09        -13.17(1)
--------------------------------------------------------------------------------


(1) Performance information is from February 29, 2000.


YOUR EXPENSES
--------------------------------------------------------------------------------

Expenses are one of several factors to consider before you invest in a mutual fund. The tables below describe the fees and expenses you may pay when you buy, hold and sell shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING EXPENSES

  ANNUAL FUND OPERATING EXPENSES are paid by the Fund. They include management and administration fees and other administrative costs including pricing and custody services.

  EXAMPLE EXPENSES help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The table does not take into account any expense reduction arrangements discussed in the footnotes to the Annual Fund Operating Expenses table. It uses the following hypothetical conditions:

  o $10,000 initial investment

  o 5% total return for each year

  o Fund operating expenses remain the same

  o Assumes reinvestment of all dividends and distributions
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SHAREHOLDER FEES(2) (PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------------------

Maximum sales charge (load) on purchases (%)
  (as a percentage of the offering price)                               0.00
--------------------------------------------------------------------------------
Maximum deferred sales charge (load) on redemptions (%)
  (as a percentage of the lesser of purchase
  price or redemption price)                                            0.00
--------------------------------------------------------------------------------
Redemption fee (%) (as a percentage of amount redeemed, if applicable)   (3)


(2) A $10 annual fee is deducted from accounts of less than $1,000 and paid to the transfer agent.

(3) There is a $7.50 charge for wiring sale proceeds to your bank.

--------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (DEDUCTED DIRECTLY FROM FUND ASSETS)
--------------------------------------------------------------------------------


Management fee(4) (%)                                                   1.00
--------------------------------------------------------------------------------
Distribution and service (12b-1) fees (%)                               0.00
--------------------------------------------------------------------------------

Other expenses(5) (%)                                                   0.45
--------------------------------------------------------------------------------
Total annual fund operating expenses(5) (%)                             1.45

(4) The Fund pays a management fee of 0.80% and an administration fee of 0.20%.

(5) The Fund's advisor has agreed to bear a portion of the Fund's expenses so that "Other expenses" do not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. If this waiver were reflected in the table, "Other expenses" for Class Z shares would be 0.25% and total annual fund operating expenses for Class Z shares would be 1.25%. The advisor will be able to recoup expense reimbursement payments made to the Fund during the first three years that the Fund's shares were offered for sale. This will be accomplished by the payment of an expense reimbursement fee by the Fund to the advisor computed and paid monthly, with a limitation that immediately after such payment the Fund's "Other expenses" will not exceed 0.25% of the first $100 million of average net assets and 0.50% of average net assets over $100 million annually. This arrangement may be modified or terminated at an earlier date by the advisor.

--------------------------------------------------------------------------------
EXAMPLE EXPENSES (YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER)
--------------------------------------------------------------------------------


       1 YEAR              3 YEARS             5 YEARS           10 YEARS


        $148                 $459               $792              $1,735

--------------------------------------------------------------------------------
YOUR ACCOUNT
--------------------------------------------------------------------------------

HOW TO BUY SHARES
--------------------------------------------------------------------------------

When the Fund receives your purchase request in "good form," your shares will be bought at the next calculated price. "Good form" means that you placed your order with your financial advisor or your payment has been received and your application is complete, including all necessary signatures.


------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR BUYING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                      INSTRUCTIONS

Through your                Your financial advisor can help you establish your account and buy Fund shares on your behalf. To
financial advisor           receive the current trading day's price, your financial advisor must receive your request prior to the close of regular trading on the New York Stock Exchange (NYSE), usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing the purchase for you.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For new accounts send a completed application and check made payable to the Fund to the transfer
(new account)               agent, Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By check                    For existing accounts fill out and return the additional investment stub included in your account
(existing account)          statement, or send a letter of instruction including your Fund name and account number with a check made payable to the Fund to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                 You or your financial advisor may acquire shares of the Fund for your account by exchanging shares you own in one fund for shares of the same class or Class A of the Fund at no additional cost. There may be an additional charge if exchanging from a money market fund. To exchange by telephone, call
                            1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By wire                     You may purchase shares of the Fund by wiring money from your bank account to your Fund account. To wire funds to your Fund account, call 1-800-338-2550 to obtain a control number and the wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
By electronic               You may purchase shares of the Fund by electronically transferring money from your bank account to
funds transfer              your Fund account by calling 1-800-338-2550. An electronic funds transfer may take up to two business days to settle and be considered in "good form." You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the application.
------------------------------------------------------------------------------------------------------------------------------------
Automatic                   You may make monthly or quarterly investments automatically from your bank account to your Fund
investment plan             account. You may select a pre-authorized amount to be sent via electronic funds transfer. Be sure to complete the appropriate section of the application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
Automated dollar cost       You may purchase shares of the Fund for your account by exchanging $100 or more each month from
averaging                   another fund for shares of the same class of the Fund at no additional cost. You must have a current balance of at least $5,000 in the fund the money is coming from. The designated amount will be exchanged on the third Tuesday of each month. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. You may terminate your program or change the amount of the exchange (subject to the $100 minimum) by calling 1-800-338-2550. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------
By dividend diversification You may automatically invest dividends distributed by another fund into the same class of shares of the Fund at no additional sales charge. To invest your dividends in the Fund, call 1-800-338-2550.



ELIGIBLE INVESTORS
--------------------------------------------------------------------------------
Only Eligible Investors may purchase Class Z shares of the Fund, directly or by exchange. The Eligible Investors described below are subject to different minimum investment requirements. Eligible Investors and their applicable investment minimums are as follows:


$1,000 minimum initial investment


o any shareholder (as well as any family member or person listed on an account registration for any account of the shareholder) of a fund distributed by Liberty Funds Distributor, Inc. (distributor) (i) who holds Class Z shares;
   (ii) who holds Class A shares that were obtained by exchanging with Class Z shares; or (iii) who purchased certain no- load shares of funds merged with funds distributed by the distributor;

o any trustee or director (or family member) of any fund distributed by the distributor; and

o any employee (or family member) of FleetBoston Financial Corporation or its subsidiaries.

$100,000 minimum initial investment

o clients of broker-dealers or registered investment advisors that both recommend the purchase of Fund shares and charge such clients an asset-based fee; and

o any insurance company, trust company, bank, endowment, investment company or foundation purchasing shares for its own account.

No minimum initial investment

o any client of Fleet National Bank (Fleet) or a subsidiary (for shares purchased through an asset management, trust, retirement plan administration or similar arrangement with Fleet or the subsidiary);

o a retirement plan (or the custodian for such plan) with aggregate plan assets of at least $5 million at the time of purchase and which purchases shares directly from the distributor or through a third-party broker- dealer;

o investors purchasing through Columbia Management Group state tuition plans organized under Section 529 of the Internal Revenue Code;

o any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Liberty Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Liberty Acorn Trust on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Liberty Acorn Trust immediately prior to the distribution, transfer or rollover; and

o clients of the distributor's banking affiliate that meet certain wealth management criteria.

The Fund reserves the right to change the criteria for Eligible Investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan. The Fund also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

SALES CHARGES
--------------------------------------------------------------------------------

Your purchases of Class Z shares are at net asset value, which is the value of a Class Z share excluding any sales charge. Class Z shares are not subject to an initial sales charge when purchased or a contingent deferred sales charge when sold.

--------------------------------------------------------------------------------
  CHOOSING A SHARE CLASS

  The Fund offers one class of shares in this prospectus -- CLASS Z.


  The Fund also offers three additional classes of shares -- Class A, B and C shares are available through a separate prospectus. Each share class has its own sales charge and expense structure. Determining which share class is best for you depends on the dollar amount you are investing and the number of years for which you are willing to invest. Based on your personal situation, your financial advisor can help you decide which class of shares makes the most sense for you.


  In general, anyone who is eligible to purchase Class Z shares, which do not incur Rule 12b-1 fees or sales charges, should do so in preference over other classes.
--------------------------------------------------------------------------------

HOW TO EXCHANGE SHARES
--------------------------------------------------------------------------------

You may exchange your shares for Class Z or Class A shares of another fund distributed by Liberty Funds Distributor, Inc. at net asset value. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or a loss for tax purposes. The Fund may terminate your exchange privilege if the advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. To exchange by telephone, call 1-800-338-2550.


HOW TO SELL SHARES
--------------------------------------------------------------------------------

You may sell shares of the Fund of the Fund on any regular business day that the NYSE is open.

When the Fund receives your sales request in "good form," shares will be sold at the next calculated price. "Good form" means that money used to purchase your shares is fully collected. When selling shares by letter of instruction, "good form" also means (i) your letter has complete instructions, the proper signatures and signature guarantees, and (ii) any other required documents are attached. For additional documents required for sales by corporations, agents, fiduciaries and surviving joint owners, please call 1-800-338-2550. Retirement plan accounts have special requirements; please call 1-800-799-7526 for more information.


The Fund will generally send proceeds from the sale to you within seven days (usually on the next business day after your request is received in "good form"). However, if you purchased your shares by check, the Fund may delay sending the proceeds from the sale of your shares for up to 15 days after your purchase to protect against checks that are returned. No interest will be paid on uncashed redemption checks. Redemption proceeds may be paid in securities, rather than in cash, under certain circumstances. For more information, see the paragraph "Non Cash Redemptions" under the section "How to Sell Shares" in the Statement of Additional Information.

------------------------------------------------------------------------------------------------------------------------------------
OUTLINED BELOW ARE THE VARIOUS OPTIONS FOR SELLING SHARES:
------------------------------------------------------------------------------------------------------------------------------------
METHOD                       INSTRUCTIONS

Through your                 You may call your financial advisor to place your sell order. To receive the current trading day's
financial advisor            price, your financial advisor must receive your request prior to the close of regular trading on the
                             NYSE, usually 4:00 p.m. Eastern time. Your financial advisor may charge you fees for executing a redemption for you.
------------------------------------------------------------------------------------------------------------------------------------
By exchange                  You or your financial advisor may sell shares of the Fund by exchanging from the Fund into Class Z shares or Class A shares of another fund at no additional cost. To exchange by telephone, call
                             1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By telephone                 You or your financial advisor may sell shares of the Fund by telephone and request that a check be sent to your address of record by calling 1-800-338-2550, unless you have notified the Fund of an address change within the previous 30 days. The dollar limit for telephone sales is $100,000 in a 30-
                             day period. You do not need to set up this feature in advance of your call. Certain restrictions apply to retirement accounts. For details, call 1-800-338-2550.
------------------------------------------------------------------------------------------------------------------------------------
By mail                      You may send a signed letter of instruction to the address below. In your letter of instruction, note the Fund's name, share class, account number, and the dollar value or number of shares you wish to sell. All account owners must sign the letter, and signatures must be guaranteed by either a bank, a member firm of a national stock exchange or another eligible guarantor institution. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account owners. For details, call 1-800-338-2550.

                             Mail your letter of instruction to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.
------------------------------------------------------------------------------------------------------------------------------------
By wire                      You may sell shares of the Fund and request that the proceeds be wired to your bank. You must set up this feature prior to your telephone request. Be sure to complete the appropriate section of the account application for this feature.

------------------------------------------------------------------------------------------------------------------------------------
By systematic withdrawal     You may automatically sell a specified dollar amount or percentage of your account on a monthly,
plan                         quarterly or semi-annual basis and have the proceeds sent to you if your account balance is at least
                             $5,000. All dividend and capital gains distributions must be reinvested. Be sure to complete the appropriate section of the account application for this feature.
------------------------------------------------------------------------------------------------------------------------------------

By electronic                You may sell shares of the Fund and request that the proceeds be electronically transferred to your
funds transfer               bank. Proceeds may take up to two business days to be received by your bank. You must set up this feature prior to your request. Be sure to complete the appropriate section of the account application for this feature.


FUND POLICY ON TRADING OF FUND SHARES
--------------------------------------------------------------------------------

The Fund does not permit short-term or excessive trading in its shares. Excessive purchases, redemptions or exchanges of Fund shares disrupt portfolio management and increase Fund expenses. In order to promote the best interests of shareholders, the Fund (and the other funds distributed by Liberty Funds Distributor, Inc.) reserves the right to reject any purchase order or exchange request, particularly from market timers or investors who, in the advisor's opinion, have a pattern of short-term or excessive trading or whose trading has been or may be disruptive.

OTHER INFORMATION ABOUT YOUR ACCOUNT
--------------------------------------------------------------------------------
HOW THE FUND'S SHARE PRICE IS DETERMINED The price of the Fund's Class Z shares is based on its net asset value. The net asset value is determined at the close of regular trading on the NYSE, usually 4:00 p.m. Eastern time, on each business day that the NYSE is open for trading (typically Monday through Friday).

When you request a transaction, it will be processed at the net asset value next determined after your request is received in "good form" by the distributor. In most cases, in order to receive that day's price, the distributor must receive your order before that day's transactions are processed. If you request a transaction through your financial advisor, your financial advisor must receive your order by the close of trading on the NYSE to receive that day's price.

The Fund determines its net asset value for its Class Z shares by dividing total net assets attributable to Class Z shares by the number of outstanding Class Z shares. In determining the net asset value, the Fund must determine the price of each security in its portfolio at the close of each trading day. Because the Fund holds securities that are traded on foreign exchanges, the value of the Fund's securities may change on days when shareholders will not be able to buy or sell Fund shares. This will affect the Fund's net asset value on the day it is next determined. Securities for which market quotations are available are valued each day at the current market value. However, where market quotations are unavailable, or when the advisor believes that subsequent events have made them unreliable, the Fund may use other data to determine the fair value of the securities.

You can find the daily prices of some share classes for the Fund in most major daily newspapers under the heading "Liberty." You can find daily prices for all share classes by visiting www.libertyfunds.com.


ACCOUNT FEES If your account value falls below $1,000 (other than as a result of depreciation in share value) you may be subject to an annual account fee of $10. This fee is deducted from the account in June each year. Approximately 60 days prior to the fee date, the Fund's transfer agent will send you written notification of the upcoming fee. If you add money to your account and bring the value above $1,000 prior to the fee date, the fee will not be deducted.

SHARE CERTIFICATES Share certificates are not available for Class Z shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES The Fund has the potential to make the following distributions:

   TYPES OF DISTRIBUTIONS


Dividends      Represents interest and dividends earned from securities held by the Fund, net of expenses incurred by the Fund.

-------------------------------------------------------------------------------
Capital gains  Represents net long-term capital gains on sales of securities held for more than 12 months and net short-term capital gains, which are gains on sales of securities held for a 12-month period or less.

DISTRIBUTION OPTIONS The Fund distributes dividends annually and any capital gains (including short-term capital gains) at least annually. You can choose one of the options listed in the table below for these distributions when you open your account. To change your distribution option, call 1-800-338-2550.


If you do not indicate on your application or at the time your account is established your preference for handling distributions, the Fund will automatically reinvest all distributions in additional shares of the Fund.

--------------------------------------------------------------------------------
  UNDERSTANDING FUND DISTRIBUTIONS

  The Fund may earn income from the securities it holds. The Fund also may realize capital gains or losses on sales of its securities. The Fund distributes substantially all of its net investment income and capital gains to shareholders. As a shareholder, you are entitled to a portion of the Fund's income and capital gains based on the number of shares you own at the time these distributions are declared.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OPTIONS
--------------------------------------------------------------------------------


Reinvest all distributions in additional shares of your current fund
--------------------------------------------------------------------------------
Reinvest all distributions in shares of another fund
--------------------------------------------------------------------------------
Receive dividends in cash (see options below) and reinvest capital gains
--------------------------------------------------------------------------------
Receive all distributions in cash (with one of the following options):

o send the check to your address of record

o send the check to a third party address

o transfer the money to your bank via electronic funds transfer


Distributions of $10 or less will automatically be reinvested in additional Fund shares. If you elect to receive distributions by check and the check is returned as undeliverable, or if you do not cash a distribution check within six months of the check date, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Fund.

TAX CONSEQUENCES Unless you are an entity exempt from income taxes or invest under a retirement account, regardless of whether you receive your distributions in cash or reinvest them in additional Fund shares, all Fund distributions are subject to federal income tax. Depending where you live, distributions may also be subject to state and local income taxes.


In general, any distributions of dividends, interest and short-term capital gains are taxable as ordinary income. Distributions of long-term capital gains are generally taxable as such, regardless of how long you have held your Fund shares. You will be provided with information each year regarding the amount of ordinary income and capital gains distributed to you for the previous year and any portion of your distribution which is exempt from state and local taxes. Your investment in the Fund may have additional personal tax implications. Please consult your tax advisor about foreign, federal, state, local or other applicable tax laws.


In addition to the dividends and capital gains distributions made by the Fund, you may realize a capital gain or loss when selling or exchanging shares of the Fund. Such transactions also may be subject to federal, state and local income tax.

--------------------------------------------------------------------------------
MANAGING THE FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISOR
--------------------------------------------------------------------------------

Stein Roe & Farnham Incorporated (Stein Roe), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment advisor. Stein Roe is responsible for the Fund's management, subject to oversight by the Fund's Board of Trustees. Stein Roe and its predecessors have advised and managed mutual funds since 1949 and have been providing investment advisory services since 1932. As of December 31, 2002, Stein Roe and its affiliates managed over $145 billion in assets.

Stein Roe's mutual funds and institutional investment advisory businesses are part of a larger organization known as Columbia Management Group, Inc. (Columbia Management). Columbia Management is a wholly owned subsidiary of FleetBoston Financial Corporation and includes several separate legal entities. Stein Roe and these other legal entities are managed by a single management team. These Columbia Management entities also share personnel, facilities and systems that may be used in providing administrative or operational services to the Fund. Stein Roe is a registered investment advisor.

For the 2002 fiscal year, aggregate advisory fees paid to Stein Roe by the Fund amounted to 0.80% of average daily net assets of the Fund.

INVESTMENT SUB-ADVISOR
--------------------------------------------------------------------------------

Stein Roe Investment Counsel LLC (SRIC), located at One South Wacker Drive, Suite 3500, Chicago, Illinois 60606, is the Fund's investment sub-advisor. SRIC is a registered investment advisor and has sub-advised the Fund since January, 2001. In its duties as investment sub-advisor, SRIC runs the Fund's day-to-day business, including placing all orders for the purchase and sale of the Fund's portfolio securities.


Under the sub-advisory agreement, Stein Roe pays SRIC a sub-advisory fee monthly at the annual rate of 0.20% of the average daily net assets of the Fund, which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on the Fund's performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend Category for domestic equity funds. The Fund does not pay any fees directly to SRIC. For more information about the sub-advisory fees see the caption "Fund Charges and Expenses" in the Statement of Additional Information. SRIC has been an investment advisor since 2000. As of December 31, 2002, SRIC managed over $8 billion in assets.


PORTFOLIO MANAGER
--------------------------------------------------------------------------------
The Fund is managed by a team of investment professionals assigned to it by SRIC. No single individual has primary management responsibility over the Fund's portfolio securities.

------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the Fund's Class Z financial performance. Information is shown for the fiscal years since inception of Class Z, which run from November 1 to October 31, unless otherwise indicated. Certain information reflects financial results for a single Class Z share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information is included in the Fund's financial statements, which have been audited by Ernst & Young LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's annual report. You can request a free annual report by calling
1-800-426-3750.

-----------------------------------------------------------------------------------------------------------------------------------
THE FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  PERIOD ENDED
                                                                             YEAR ENDED OCTOBER 31,                OCTOBER 31,
                                                                          2002                  2001                  2000(a)
                                                                         Class Z               Class Z               Class Z
NET ASSET VALUE -- BEGINNING OF PERIOD ($)                                 7.95                 11.58                 12.00
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS ($):
  Net investment loss (b)                                                  --  (c)              (0.02)                (0.05)
  Net realized and unrealized loss on investments                         (0.98)                (3.61)                (0.37)
-----------------------------------------------------------------------------------------------------------------------------------
  Total from Investment Operations                                        (0.98)                (3.63)                (0.42)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE -- END OF PERIOD ($)                                       6.97                  7.95                 11.58
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(D) (%)                                                      (12.33)               (31.35)                (3.50)(d)
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS (%):
  Expenses (f)                                                             1.25                  1.25                  1.25(g)
  Net investment loss (f)                                                 (0.04)                (0.17)                (0.59)(g)
  Waiver/reimbursement                                                     0.20                  0.16                  0.62(g)
  Portfolio turnover rate (%)                                                49                    90                    32(e)
  Net assets, end of period (000's) ($)                                     894                 1,211                 4,740

(a) The Fund commenced investment operations on March 7, 2000.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Rounds to les than $0.01 per share.
(d) Had the advisor/administrator not waived or reimbursed a portion of expenses, total return would have been reduced.
(e) Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements, if applicable, had no impact.
(g) Annualized.

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

FOR MORE INFORMATION
--------------------------------------------------------------------------------
Additional information about the Fund's investments is available in the Fund's semi-annual and annual reports to shareholders. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund's performance over its last fiscal year.

You may wish to read the Statement of Additional Information for more information on the Fund and the securities in which it invests. The Statement of Additional Information is incorporated into this prospectus by reference, which means that it is considered to be part of this prospectus.

You can get free copies of reports and the Statement of Additional Information, request other information and discuss your questions about the Fund by writing or calling the Fund's distributor at:

Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621
1-800-426-3750
www.libertyfunds.com

Text-only versions of all Fund documents can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission internet site at www.sec.gov.

You can review and copy information about the Fund by visiting the following location, and you can obtain copies, upon payment of a duplicating fee by electronic request at the E-mail address publicinfo@sec.gov or by writing the:

Public Reference Room
Securities and Exchange Commission
Washington, DC 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.

INVESTMENT COMPANY ACT FILE NUMBER:

Liberty Funds Trust I: 811-2214

o Liberty Tax-Managed Growth Fund II

------------------------------------------------------------------------------

[LOGO] LIBERTYFUNDS

       A MEMBER OF COLUMBIA MANAGEMENT GROUP

       (C)2003 Liberty Funds Distributor, Inc.
       A Member of Columbia Management Group
       One Financial Center, Boston, MA 02111-2621
       800.426.3750 www.libertyfunds.com


                                                              709-01/890M-0203

                   LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
                        A SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2003

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of Liberty Tax-Managed Aggressive Growth Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2003. This SAI should be read together with a Prospectus of the Fund and the Fund's most recent Annual Report dated October 31, 2002. Investors may obtain a free copy of a Prospectus and an Annual Report from Liberty Funds Distributor, Inc. (LFD), by writing or calling One Financial Center, Boston, MA 02111-2621, 1-800-426-3750. The Financial Statements and Report of Independent Auditors appearing in the October 31, 2002 Annual Report are incorporated in this SAI by reference.


This SAI contains additional information about the Fund and funds distributed by LFD generally, as well as additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS


                                                                                  PAGE
Definitions
Organization and History
Investment Policies
Portfolio Turnover
Additional Information Concerning Certain Investment Practices
Taxes - General
Management of the Fund
Fund Charges and Expenses
Investment Performance
Custodian of the Fund
Independent Auditors of the Fund
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales Charges
How to Sell Shares
How to Exchange Shares
Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures and Information
Appendix



714-16/009N-0203

                   LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                                  MARCH 1, 2003


DEFINITIONS
     "Trust"                Liberty Funds Trust I
     "Fund"                 Liberty Tax-Managed Aggressive Growth Fund
     "Advisor"              Stein Roe & Farnham Incorporated, the Fund's investment advisor
     "Administrator"        Colonial Management Associates, Inc., the Fund's administrator
     "LFD"                  Liberty Funds Distributor, Inc., the Fund's distributor
     "LFS"                  Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1985. The Fund, an open-end management investment company that is a diversified series of the Trust, commenced operations on August 1, 2000 and represents the entire interest in a separate series of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting.


Effective April 1, 1999, the Trust changed its name from "Colonial Trust I" to its current name.


INVESTMENT POLICIES

The Fund is subject to the following fundamental investment policies, which may not be changed without the affirmative vote of a majority of the Fund's outstanding voting securities. The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

As fundamental investment policies, the Fund may not:

1. Borrow, except from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);

3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;

6. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.       Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment objective, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER

High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Fund seeks to maintain a low portfolio turnover rate as one of its investment strategies.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES

Additional information concerning certain of the Fund's investments and investment practices is set forth below.

FOREIGN SECURITIES

The Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment and the PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes-General" below.

MONEY MARKET INSTRUMENTS


GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the Fund would be allowed to invest in directly.


SECURITIES LOANS

The Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the Prospectus, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

REPURCHASE AGREEMENTS


The Fund may enter into repurchase agreements. A repurchase agreement is a contract under which the Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goals and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

The Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

The Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation) will be segregated with the Fund's custodian.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. Government Securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. The Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


OPTIONS ON FUTURES CONTRACTS. The Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the Fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the Fund's portfolio securities sought to be hedged.

Successful use of index futures by the Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

EQUITY SWAPS

The Fund may engage in equity swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.

RISK FACTORS IN EQUITY SWAP TRANSACTIONS. Equity swaps are derivative instruments and their values can be very volatile. To the extent that the portfolio managers do not accurately analyze and predict the potential relative fluctuation on the components swapped with the other party, the Fund may suffer a loss. The value of some components of an equity swap (such as the dividend on a common stock) may also be sensitive to changes in interest rates. Furthermore, during the period a swap is outstanding, the Fund may suffer a loss if the counterparty defaults. See "Taxes - General; Hedging Transactions" for information on tax risks associated with equity swaps.

FOREIGN CURRENCY TRANSACTIONS

The Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The Fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. The Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, the Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The Fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of the Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin.


CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (EURO). The EURO is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Fund's investments in foreign securities and to the Fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES


The Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.


TAXES - GENERAL


In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.


FEDERAL TAXES. The Fund is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Fund has elected to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the Fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the Fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate alternative minimum tax. The dividends received deduction for eligible dividends is subject to a holding period requirement.

FUND DISTRIBUTIONS. Distributions from the Fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Fund's investment income and net short-term gains. Distributions of net capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for one year or less) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Fund's net asset value also reflects unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Fund.


SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding tax unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the Fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the Fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the Fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Fund to accrue and distribute income not yet received. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the Fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Fund in certain "passive foreign investment companies" could subject the Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Fund to avoid taxation. Making either of these elections therefore may require the Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund's total return.

MANAGEMENT OF THE FUND


Each of the Advisor, the Administrator, LFS and LFD is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation and Fleet National Bank is located at 100 Federal Street Boston, MA 02110. Columbia Management Group, Inc. is located at One Financial Center, Boston, MA 02111-2621.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.



                                                                                               NUMBER OF
                                                 YEAR FIRST                                PORTFOLIOS IN FUND
                                 POSITION        ELECTED OR                                     COMPLEX             OTHER
       NAME, ADDRESS            WITH LIBERTY    APPOINTED TO    PRINCIPAL OCCUPATION(S)        OVERSEEN          DIRECTORSHIPS
          AND AGE                 FUNDS           OFFICE(1)     DURING PAST FIVE YEARS         BY TRUSTEE             HELD
          -------                 -----           ---------     ----------------------         ----------             ----
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 47)       Trustee           1996         Executive Vice President          94                 None
P.O. Box 66100                                                  - Strategy of United
Chicago, IL 60666                                               Airlines (airline)
                                                                President since December,
                                                                2002 (formerly President
                                                                of UAL Loyalty Services
                                                                and (airline) from
                                                                September, 2001 to
                                                                December, 2002; Executive
                                                                Vice Chief Financial
                                                                Officer of United
                                                                Airlines from March, 1993
                                                                to September, 2001 of
                                                                United Airlines; Senior
                                                                Vice President and Chief
                                                                Financial Officer of UAL,
                                                                Inc. prior thereto).


Janet Langford Kelly (Age 45)    Trustee           1996         Executive Vice                    94                 None
One Kellogg Square                                              President-Corporate
Battle Creek, MI 49016                                          Development and
                                                                Administration, General
                                                                Counsel and Secretary,
                                                                Kellogg Company (food
                                                                Secretary manufacturer),
                                                                since September, 1999;
                                                                Senior Vice President,
                                                                and General Counsel, Sara
                                                                Lee Corporation (branded,
                                                                packaged,
                                                                consumer-products
                                                                manufacturer) from
                                                                January, 1995 to
                                                                September, 1999.


Richard W. Lowry (Age 65)        Trustee           1995         Private Investor since            94(4)              None
10701 Charleston Drive                                          August, 1987 (formerly
Vero Beach, FL 32963                                            Chairman and Chief
                                                                Executive Officer, U.S.
                                                                Plywood Corporation
                                                                (building products
                                                                manufacturer)).

                                                                                               NUMBER OF
                                                 YEAR FIRST                                PORTFOLIOS IN FUND
                                 POSITION        ELECTED OR                                     COMPLEX             OTHER
       NAME, ADDRESS            WITH LIBERTY    APPOINTED TO    PRINCIPAL OCCUPATION(S)        OVERSEEN          DIRECTORSHIPS
          AND AGE                 FUNDS           OFFICE(1)     DURING PAST FIVE YEARS         BY TRUSTEE             HELD
          -------                 -----           ---------     ----------------------         ----------             ----
DISINTERESTED TRUSTEES

Salvatore Macera (Age 71)         Trustee          1998         Private Investor since            94                 None
26 Little Neck Lane                                             1981 (formerly Executive
New Seabury, MA  02649                                          Vice President and
                                                                Director of Itek
                                                                Corporation (electronics)
                                                                from 1975 to 1981).

Charles R. Nelson (Age 60)        Trustee          1981         Professor of Economics,           109(2)             None
Department of Economics                                         University of Washington,
University of Washington                                        since January 1976; Ford
Seattle, WA 98195                                               and Louisa Van Voorhis
                                                                Professor of Political
                                                                Economy, September
                                                                University of Washington,
                                                                since September 1993;
                                                                Director, 2001; Institute
                                                                for Economic Research,
                                                                University of Washington,
                                                                since Adjunct Professor
                                                                of Statistics, University
                                                                of Washington, since
                                                                September 1980; Associate
                                                                Editor, Journal of Money
                                                                Credit and Banking, since
                                                                September, 1993;Trustee
                                                                of the Columbia Funds
                                                                since July, 2002;
                                                                consultant on econometric
                                                                and statistical matters.


John J. Neuhauser (Age 59)        Trustee          1985         Academic Vice President           94(4)           Saucony, Inc.
84 College Road                                                 and Dean of Faculties                         (athletic footwear);
Chestnut Hill, MA 02467-3838                                    since August, 1999,                             SkillSoft Corp.
                                                                Boston College (formerly                          (E-Learning)
                                                                Dean, Boston College
                                                                School of Management from
                                                                September, 1977 to
                                                                September, 1999).



Thomas E. Stitzel (Age 67)        Trustee          1998         Business Consultant since         94                 None
2208 Tawny Woods Place                                          1999 (formerly Professor
Boise, ID  83706                                                of Finance from 1975 to
                                                                1999 and Dean from 1977
                                                                to 1991, College of
                                                                Business, Boise State
                                                                University); Chartered
                                                                Financial Analyst.

                                                                                               NUMBER OF
                                                 YEAR FIRST                                PORTFOLIOS IN FUND
                                 POSITION        ELECTED OR                                     COMPLEX             OTHER
       NAME, ADDRESS            WITH LIBERTY    APPOINTED TO    PRINCIPAL OCCUPATION(S)        OVERSEEN          DIRECTORSHIPS
          AND AGE                 FUNDS           OFFICE(1)     DURING PAST FIVE YEARS         BY TRUSTEE             HELD
          -------                 -----           ---------     ----------------------         ----------             ----
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 65)       Trustee          1996          Managing Director,               94          Anixter International
27 West Monroe Street, Suite 3500                                William Blair Capital                         (network support
Chicago, IL 60606                                                Partners (private equity                    equipment distributor),
                                                                 investing) since                               Jones Lang LaSalle
                                                                 September, 1994 (formerly                  (real estate management
                                                                 Chief Executive Officer                        services) and MONY
                                                                 and Chairman of the Board                   Group (life insurance).
                                                                 of Directors, Continental
                                                                 Bank Corporation prior
                                                                 thereto).

Anne-Lee
Verville (Age 57)                 Trustee          1998         Author and speaker on                        Chairman of the Board
359 Stickney Hill Road                                          educational systems needs                    of Directors, Enesco
Hopkinton, NH 03229                                             (formerly General 94                         Group, Inc. (designer,
                                                                Manager, Global Education                        importer and
                                                                Industry from 1994 to                            distributor of
                                                                1997, and President,                              giftware and
                                                                Applications Solutions                           collectibles).
                                                                Division from 1991 to
                                                                1994, IBM Corporation
                                                                (global education and
                                                                global applications)).


                                                                                               NUMBER OF
                                                 YEAR FIRST                                PORTFOLIOS IN FUND
                                 POSITION        ELECTED OR                                     COMPLEX             OTHER
       NAME, ADDRESS            WITH LIBERTY    APPOINTED TO    PRINCIPAL OCCUPATION(S)        OVERSEEN          DIRECTORSHIPS
          AND AGE                 FUNDS           OFFICE(1)     DURING PAST FIVE YEARS         BY TRUSTEE             HELD
          -------                 -----           ---------     ----------------------         ----------             ----
INTERESTED TRUSTEES

William E. Mayer(3) (Age 62)     Trustee          1994         Managing Partner, Park            94(4)            Lee Enterprises
399 Park Avenue                                                 Avenue Equity Partners                            (print media), WR
Suite 3204                                                      (private equity) since                              Hambrecht + Co.
New York, NY 10022                                              February, 1999 (formerly                          (financial service
                                                                Founding Partner,                                   provider) and
                                                                Development Capital LLC                             First Health
                                                                from November 1996 to                               (healthcare).
                                                                February, 1999; Dean and
                                                                Professor, College of
                                                                Business and Management,
                                                                University of Maryland
                                                                from October, 1992 to
                                                                November, 1996).

Joseph R. Palombo(3)(Age 50)    Trustee, and       2000         Chief Operating Officer           94                     None
One Financial Center          Chairman of the                   of Columbia Management
Boston, MA 02111             Board and President                Group, Inc. (Columbia
                                    Inc.                        Management) since
                                                                November, 2001; formerly
                                                                Chief Operations Officer
                                                                of Mutual Funds, Liberty
                                                                Financial Companies, from
                                                                August, 2000 to November,
                                                                2001; Executive Vice
                                                                President of Stein Roe &
                                                                Farnham Incorporated
                                                                (Stein Roe) since April,
                                                                1999; Executive Vice
                                                                President and Director of
                                                                the Advisor since April,
                                                                1999;Director of Stein
                                                                Roe since September,
                                                                2000; President of
                                                                Liberty Funds and Stein
                                                                Roe Funds since February,
                                                                2003; Trustee and
                                                                Chairman of the Board of
                                                                the Stein Roe Funds since
                                                                October, 2000; Manager of
                                                                Stein Roe Floating Rate
                                                                Limited Liability Company
                                                                since October, 2000
                                                                (formerly Vice President
                                                                of the Liberty Funds from
                                                                April, 1999 to August,
                                                                2000; Chief Operating
                                                                Officer and Chief
                                                                Compliance Officer,
                                                                Putnam Mutual Funds from
                                                                December, 1993 to March, 1999).


(1)In December, 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Funds board.

(2)In addition to serving as a disinterested trustee of the Liberty funds, Mr. Nelson serves as a disinterested Trustee of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.

(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

(4)In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

                                                    YEAR FIRST
                                 POSITION           ELECTED OR
       NAME, ADDRESS            WITH LIBERTY       APPOINTED TO             PRINCIPAL OCCUPATION(S)
          AND AGE                 FUNDS              OFFICE                 DURING PAST FIVE YEARS
          -------                 -----            -----------              ----------------------
Officers

Vicki L. Benjamin (Age 41)      Chief Accounting      2001                  Controller of the Liberty Funds,
One Financial Center              Officer and                               Stein Roe Funds and Liberty
Boston, MA 02111                   Controller                               All-Star Funds since May, 2002;
                                                                            Chief Accounting Officer of the
                                                                            June, Liberty Funds, Stein Roe
                                                                            Funds and Liberty All-Star Funds
                                                                            since 2001; and Chief Accounting
                                                                            Officer of the Galaxy Funds since
                                                                            September, 2002 (formerly Vice
                                                                            President, Corporate Audit, State
                                                                            Street Bank and Trust Company from
                                                                            May, 1998 to April, 2001; Audit
                                                                            Manager from July, 1994 to June,
                                                                            1997; Senior Audit Manager from
                                                                            July, 1997 to May, 1998, Coopers &
                                                                            Lybrand, LLP).


J. Kevin Connaughton (Age 38)     Treasurer           2000                  Treasurer of the Liberty Funds and
One Financial Center                                                        of the Liberty All-Star Funds since
Boston, MA 02111                                                            December, 2000 (formerly Controller
                                                                            of the Liberty Funds and 2000); of
                                                                            the Liberty All-Star Funds from
                                                                            February, 1998 to October,
                                                                            Treasurer the Stein Roe Funds since
                                                                            February, 2001 (formerly Controller
                                                                            from May, 2000 to February, 2001);
                                                                            Treasurer of the Galaxy Funds since
                                                                            September, 2002; (formerly Vice
                                                                            President of the Advisor from
                                                                            February, 1998 to October, 2000)
                                                                            (formerly Senior Tax Manager,
                                                                            Coopers & Lybrand, LLP from April,
                                                                            1996 to January, 1998).

                                                    YEAR FIRST
                                 POSITION           ELECTED OR
       NAME, ADDRESS            WITH LIBERTY       APPOINTED TO             PRINCIPAL OCCUPATION(S)
          AND AGE                 FUNDS              OFFICE(1)              DURING PAST FIVE YEARS
          -------                 -----            -----------              ----------------------
Officers

Jean S. Loewenberg (Age 57)      SECRETARY             2002                 Secretary of the Liberty Funds,
One Financial Center                                                        Stein Roe Funds and of the Liberty
Boston, MA 02111                                                            All-Star Funds since February,
                                                                            2002; General Counsel of Columbia
                                                                            Management Group since December,
                                                                            2001; Senior Vice President since
                                                                            November, 1996 and Assistant
                                                                            General Counsel since September,
                                                                            2002 of Fleet National Bank
                                                                            (formerly Senior Vice President and
                                                                            Group Senior Counsel of Fleet
                                                                            National Bank from November, 1996
                                                                            to September, 2002)..



TRUSTEE POSITIONS

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment objectives and policies.

The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment objective, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectuses. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

GENERAL

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all Liberty funds. For such service, each Trustee (except Mr. Palombo) receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Liberty funds based on each fund's relative net assets and one-third of the fees are divided equally among the Liberty funds.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

TRUSTEE COMPENSATION

TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2002 and the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:



                                 PENSION OR RETIREMENT            TOTAL COMPENSATIONAND THE FUND COMPLEX PAID TO THE
                                BENEFITS ACCRUED AS PART              TRUSTEES FOR THE CALENDAR YEAR ENDED
TRUSTEE                           OF FUND EXPENSES(a)                        DECEMBER 31, 2002(b)(c)
-------                           -------------------                        -----------------------
John A. Bacon, Jr.                        N/A                                        N/A
Robert J. Birnbaum                        N/A                                      $24,806
Tom Bleasdale                             N/A                                       51,500
William W. Boyd                           N/A                                        N/A
Lora S. Collins(c)                        N/A                                       96,000
James E. Grinnell                         N/A                                       24,806
Douglas A. Hacker                         N/A                                       98,000
Janet Langford Kelly                      N/A                                       97,000
Richard W. Lowry                          N/A                                      124,8060
Salvatore Macera                          N/A                                       98,000
William E. Mayer                          N/A                                      127,806
James L. Moody, Jr.                       N/A                                       91,000
Charles R. Nelson                         N/A                                       98,000
John J. Neuhauser                         N/A                                      124,974


                                                PENSION OR RETIREMENT            TOTAL COMPENSATIONAND THE FUND COMPLEX PAID TO THE
                                               BENEFITS ACCRUED AS PART               TRUSTEES FOR THE CALENDAR YEAR ENDED
TRUSTEE                                          OF FUND EXPENSES(a)                         DECEMBER 31, 2002(b)(c)
-------                                          -------------------                         -----------------------
Joseph R. Palombo(d)                                     N/A                                        N/A
Thomas Stitzel                                           N/A                                       98,000
Thomas C. Theobald                                       N/A                                      102,000
Anne-Lee Verville(e)                                     N/A                                      102,000



                                                AGGREGATE COMPENSATION
                                                FROM THE FUND FOR THE
                                                  FISCAL YEAR ENDED
TRUSTEE                                            OCTOBER 31, 2002
-------                                            ----------------
John A. Bacon, Jr.                                       N/A
Robert J. Birnbaum                                       N/A
Tom Bleasdale                                            N/A
William W. Boyd                                          N/A
Lora S. Collins                                          N/A
James E. Grinnell                                        N/A
Douglas A. Hacker                                       $394
Janet Langford Kelly                                     390
Richard W. Lowry                                         402
Salvatore Macera                                         394
William E. Mayer                                         413
James L. Moody, Jr.                                      N/A
Charles R. Nelson                                        394
John J. Neuhauser                                        399
Joseph R. Palombo(d)                                     N/A
Thomas Stitzel                                           394
Thomas C. Theobald                                       410
Anne-Lee Verville(e)                                     410


(a) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


(b) As of December 31, 2001, the Liberty family of funds (Liberty Funds) consisted of 80 open-end and 14 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000 and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(d) Mr. Palombo does not receive compensation because he is an officer and an affiliate of the Administrator.

(e) During the fiscal year ended October 31, 2002, Ms. Verville deferred $202 of her compensation from the Fund and in the calendar year ended December 31, 2002 she deferred $51,000 of her total compensation pursuant to the deferred compensation plan.


ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE


Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing amtters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened five times.


GOVERNANCE COMMITTEE


Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended October 31, 2002, the Governance Committee convened two times.


ADVISORY FEES & EXPENSES COMMITTEE


Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2002, the Advisory Fees & Expenses Committee convened six times.


TRADING OVERSIGHT COMMITTEE


Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2002, the Trading Oversight Committee convened two times.


SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and (ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.


ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE


Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance



                                                                                      AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES
                                        DOLLAR RANGE OF EQUITY SECURITIES              OWNED IN ALL FUNDS OVERSEEN BY TRUSTEE IN
    NAME OF TRUSTEE                               OWNED IN THE FUND                          LIBERTY FAMILY OF FUNDS
    ---------------                               -----------------                          -----------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker                                        $0                                         Over $100,000
Janet Langford Kelly                                     $0                                         Over $100,000
Richard W. Lowry (f)                                     $0                                          Over $100,000
Salvatore Macera                                         $0                                         $50,001-100,000
Charles R. Nelson                                        $0                                          Over $100,000
John J. Neuhauser (f)                                    $0                                          Over $100,000
Thomas E. Stitzel                                        $0                                         $50,001-100,000
Thomas C. Theobald                                       $0                                          Over $100,000
Anne-Lee Verville(g)                                     $0                                                $0

INTERESTED TRUSTEES

William E. Mayer (f)                                     $0                                         $50,001-100,000
Joseph R. Palombo                                        $0                                             $1-10,000

(f) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

(g) Ms. Verville's share ownership is in the Liberty Family of Funds is through her deferred compensation plan.


INVESTMENT ADVISOR

Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment goal, programs, and restrictions as provided in the Fund's prospectus and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectus.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors.


The directors of Advisor are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The positions held by Mr. Palombo are listed above. Mr. Sayler is an Executive Vice President of Columbia Management and the Advisor. Mr. Banks is the Chief Executive Officer and Chief Investment Officer of Columbia Management. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, NY 10022. The business address of Mr. Palombo is One Financial Center, Boston, MA 02111-2621.


Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or the Fund in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

PORTFOLIO TRANSACTIONS

The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Conduct Rules of the National Association of Securities Dealers, Inc..

The Advisor may use the services of Quick & Reilly, Inc. or Fleet Securities, Inc., each an affiliate of the Administrator, when buying or selling securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays to affiliates of the Administrator on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Administrator so that the Trustees may consider whether such trades complied with these procedures and the Rule.




ADMINISTRATION AGREEMENT

Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectus. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Fund's shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.

CODE OF ETHICS

The Fund, the Advisor, the Administrator and LFD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, at the annual rate of 0.80%.


Under the Fund's administration agreement, the Fund pays the Administrator, a monthly fee at the annual rate of 0.20% of the average daily net assets.


Under a separate pricing and bookkeeping contract, the Fund paid the Administrator prior to July 1, 2001, a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:

                          0.035% annually on the next $950 million
                          0.025% annually on the next $1 billion
                          0.015% annually on the next $1 billion
                          0.001% annually on the excess over $3 billion

Effective July 1, 2001, the Administrator entered a separate agreement (Outsourcing Agreement). Under the Outsourcing Agreement, the Administrator delegated pricing and bookkeeping functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the Outsourcing Agreement.


Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

                 [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Under the Fund's shareholders' servicing and transfer agency agreement, the Fund paid LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the Fund's respective total net assets for such month prior to July 1, 2001. In addition to this compensation, the Fund paid LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4.   The Funds' allocated share of LFS reimbursement out-of-pocket expenses.

Effective July 1, 2001, the shareholders' servicing and transfer agency fee arrangement between LFS and the Fund has been revised so that the Fund pays the following fees:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

RECENT FEES PAID TO THE ADVISOR, LFD AND LFS (dollars in thousands)


                                                        YEAR ENDED OCTOBER 31,      PERIOD ENDED OCTOBER 31,
                                                       2002               2001               2000
                                                       ----               ----               ----
Management fee                                        $  137             $  172             $   28
Administration fee                                        34                 43                  7
Bookkeeping fee                                           13                 21                  7
Shareholder service and transfer agent fee                53                 88                 14
12b-1 fees:
   Service fee (Class A)                                  10                 11                  2
   Service fee (Class B)                                  27                 36                  7


                                                        YEAR ENDED OCTOBER 31,      PERIOD ENDED OCTOBER 31,
                                                       2002               2001               2000
                                                       ----               ----               ----
   Service fee (Class C)                                   6                  6                  1
   Distribution fee (Class A)                              2                  2                (h)
   Distribution fee (Class B)                             80                109                 18
   Distribution fee (Class C)                             18                 18                  1
Fees and expenses waived or reimbursed
   by Advisor/Administrator                             (118)              (184)               (63)


(h)  Rounds to less than one.

BROKERAGE COMMISSIONS (dollars in thousands)


                                                           YEAR ENDED OCTOBER 31,       PERIOD ENDED OCTOBER 31,
                                                          2002               2001              2000
                                                          ----               ----              ----
Total commissions                                         $55                $44               $12
Directed transactions(i)                                   95                519                 0
Commissions on directed transactions                       70                  1                 0
Commissions paid to AlphaTrade Inc.                       (j)                  0                 0
  % of aggregate commission                              0.11%                 0                 0
% of all trades                                          0.29%                 0                 0



(i)  See "Management of the Funds - Portfolio Transactions in this SAI.
(j)  Rounds to less than one.


WNERSHIP OF THE FUND

As of record on January 31, 2003, the officers and Trustees of the Trust as a group beneficially owned less than 1% of the Class A, Class B, Class C and Class Z shares then outstanding.

As of record on January 31, 2003, the following shareholders owned of record more than 5% or more of one or more of each class of the Fund's outstanding shares:




CLASS A SHARES

Raymond James & Associates Inc.                 6.50%
FBO Ohlsen Trust
880 Carillon Parkway
St Petersburg, FL 33716-1100

Raymond James & Associates Inc.                 5.69%
FBO McMurry SPI
880 Carillon Parkway
St Petersburg, FL 33716-1100


CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith             6.21%
For the Sole Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL   32246-6484


CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith             25.66%
For the Sole Benefit of its Customers
Attn:  Fund Administration
4800 Deer Lake Dr. E 2nd Floor
Jacksonville, FL   32246-6484

NFSC FEBO                                       9.09%

George Simone
Monica Simone
7421 Silver Palm Avenue
Las Vegas, NV  89117-1443

CLASS Z SHARES

Richard J. Langseth                             100.00%
1422 W. Shryer Avenue
Roseville, MN 55113-5830



As of record on January 31, 2003, there were 262 Class A, 932 Class B, 169 Class C and 1 Class Z shareholders of record of the Fund.



SALES CHARGES (dollars in thousands)

                                                                                      CLASS A SHARES
                                                                         YEAR ENDED                     PERIOD ENDED
                                                                         OCTOBER 31,                     OCTOBER 31,
                                                                   2002           2001                       2000
                                                                   ----           ----                       ----
Aggregate initial sales charges on
     Fund share sales                                               $20            $75                        $62
Initial sales charges retained by LFD                                 3             12                          6
Aggregate contingent deferred sales charges (CDSC) on Fund
     redemptions retained by LFD                                      0              0                          4



                                                                                        CLASS B SHARES
                                                                            YEAR ENDED                     PERIOD ENDED
                                                                            OCTOBER 31,                     OCTOBER 31,
                                                                   2002              2001                       2000
                                                                   ----              ----                       ----
Aggregate CDSC on Fund redemptions retained by LFD                  $69              $106                        $7




                                                                                         CLASS C SHARES
                                                                           YEAR ENDED                         PERIOD ENDED
                                                                           OCTOBER 31,                         OCTOBER 31,
                                                                    2002              2001                        2000
                                                                    ----              ----                        ----
Aggregate CDSC on Fund redemptions retained by LFD                   $1                $2                          $0



12b-1 PLAN, CDSC AND CONVERSION OF SHARES


The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Class except Class Z. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of net assets attributed to the Class A, Class B and Class C shares and a distribution fee at an annual rate of 0.05% of average daily net assets attributed to Class A shares and 0.75% of average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program under which you purchased your shares. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                                                   YEAR ENDED OCTOBER 31, 2002
                                                                                   ---------------------------
                                                                   CLASS A SHARES          CLASS B SHARES          CLASS C SHARES
                                                                   --------------          --------------          --------------
Fees to FSFs                                                            $10                     $64                      $6
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                               9                      12                       3
Allocated travel, entertainment and other
  Promotional expenses (including advertising)                            2                       3                       1


INVESTMENT PERFORMANCE

The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                     n
     Average Annual Total Return is computed as follows: ERV = P(1+T)

  Where:           P         =     a hypothetical initial payment of $1,000
                   T         =     average annual total return
                   n         =     number of years
                   ERV       =     ending  redeemable  value of a  hypothetical
                                   $1,000 payment made at the beginning of the period at the end of the period
                                   (or fractional portion).

The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                             n
                ATVD = P(1+T)

    Where:      P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on distributions) n = number of years
                ATVD = ending value of a hypothetical
                       $1,000 investment made at the
                       beginning of the period, at the
                       end of the period (or fractional
                       portion thereof), after taxes on
                       fund distributions but not after
                       taxes on redemptions.

     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                              n
                ATVDR = P(1+T)


Where:          P = a hypothetical initial investment of $1,000
                T = average annual total return (after taxes on
                    distributions and redemption)
                n = number of years
                ATVDR = ending value of a hypothetical
                        $1,000 investment made at the
                        beginning of the period, at the
                        end of the period (or fractional
                        portion thereof), after taxes on
                        fund distributions and
                        redemption.

The Fund's Class A, B, C and Class Z share average annual total returns at October 31, 2002 were (l):


                                                                         CLASS A SHARES
                                                                                            PERIOD AUGUST 1, 2000
                                                                                   (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                        1 YEAR                              THROUGH OCTOBER 31, 2002
                                                        ------                               ------------------------
Without sales charge
    Return Before Taxes                                  (8.13)%                                       (22.97)%
    Return After Taxes on Distributions                  (8.13)%                                       (22.97)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                              (4.99)%                                       (17.72)%

With sales charge
    Return Before Taxes                                 (13.44)%                                       (24.97)%
    Return After Taxes on Distributions                 (13.44)%                                       (24.97)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                              (8.25)%                                       (19.19)%




                                                                          CLASS B SHARES
                                                                                             PERIOD AUGUST 1, 2000
                                                                                     (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                           1 YEAR                            THROUGH OCTOBER 31, 2002
                                                           ------                             ------------------------
Without CDSC
    Return Before Taxes                                    (8.92)%                                 (23.55)%
    Return After Taxes on Distributions                    (8.92)%                                 (23.55)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                                (5.48)%                                 (18.15)%

With applicable CDSC
    Return Before Taxes                                   (13.47)%                                 (24.58)%
    Return After Taxes on Distributions                   (13.47)%                                 (24.58)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                                (8.27)%                                 (18.90)%

                                                                          CLASS C SHARES
                                                                                      PERIOD AUGUST 1, 2000
                                                                               (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                                 1 YEAR                THROUGH OCTOBER 31, 2002
                                                                 ------                 ------------------------
Without CDSC
    Return Before Taxes                                          (8.92)%                       (23.55)%
    Return After Taxes on Distributions                          (8.92)%                       (23.55)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                                      (5.48)%                       (18.15)%

With applicable CDSC
    Return Before Taxes                                          (9.83)%                       (23.55)%
    Return After Taxes on Distributions                          (9.83)%                        (23.55)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                                      (6.04)%                        (18.15)%



                                                                         CLASS Z SHARES
                                                                                        PERIOD AUGUST 1, 2000
                                                                              (COMMENCEMENT OF INVESTMENT OPERATIONS)
                                                                 1 YEAR                 THROUGH OCTOBER 31, 2002
                                                                 ------                 ------------------------
    Return Before Taxes                                          (8.53)%                        (23.02)%
    Return After Taxes on Distributions                          (8.53)%                        (23.02)%
    Return After Taxes on Distributions and
        Sale of Fund Shares                                      (5.24)%                        (17.76)%



(l) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See a Prospectus for details.


CUSTODIAN OF THE FUND

State Street Bank and Trust Company, located at 225 Franklin Street, Boston MA, 02110, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT AUDITORS OF THE FUND


Ernst & Young LLP, located at 200 Clarendon Street, Boston, MA 02116, are the Fund's independent auditors, providing audit services, tax return review, and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectus have been so included, in reliance upon the report of Ernst & Young LLP, given on the authority of said firms as experts in auditing.


DETERMINATION OF NET ASSET VALUE


The Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time), each day the Exchange is open for tading, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.


The Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Fund does not determine NAV. This may significantly affect the NAV of the Fund's redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Fund's Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Fund's Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Fund's Trustees.

HOW TO BUY SHARES

The Prospectuses contains a general description of how investors may buy shares of the Fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Fund before the Fund processes that day's transactions. If the FSF fails to transmit before the Fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Fund which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned.

The Fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectus. Certificates will not be issued for any Class of shares of the Fund. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSF's that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.



SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. (CLASSES A, B AND C ONLY) As a convenience to investors, Class A, B and C shares of the Fund may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft

(normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and the Advisor in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. (CLASSES A, B AND C ONLY) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHTS OF ACCUMULATION (Class A and B only). Reduced sales charges on Class A and Class B shares can be effected by combining a current purchase with prior purchases of Class A, B and C shares of the Liberty funds. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund Class A, B and C shares held by the shareholder (except shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A only). Any person may qualify for reduced sales charges on purchases of Class A shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, or C shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of the Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A shares of the Fund may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A shares of the Fund may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Fund reserves the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A shares of the Fund may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Fund is included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B AND C). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN

If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B shares under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Fund may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectuses.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Fund's net asset value, the Fund may make the payment or a portion of the payment with portfolio securities held by the Fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

FAST CASH. As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Fund. The Class A and B shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Fund may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Fund may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Liberty fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

The Fund may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Fund or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the Fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

PERFORMANCE DEPICTIONS AND COMPARISONS. The Fund may compare its performance to various unmanaged indices published by such sources as listed in the Appendix. The Fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest.

Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Fund also may present hypothetical illustrations
(i) comparing the Fund's and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Fund may discuss or quote its current portfolio manager(s) as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in the Appendix and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Fund may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                                 APPENDIX II

                                              DECEMBER 31, 2002

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
CREDIT SUISSE FIRST BOSTON

                  CSFB High Yield Index                                                3.11
                  CSFB Leveraged Loan Index                                            1.11

LEHMAN BROTHERS:

                  Lehman General Obligation Index                                      9.19
                  Lehman Quality Intermediate Muni Bond Index                          9.23
                  Lehman 3-15 Year Blend                                               9.66

LIPPER, INC
                  AMEX Composite Index P                                              -2.74
                  AMEX Computer Tech IX P                                            -34.32
                  AMEX Institutional IX P                                            -24.34
                  AMEX Major Market IX P                                             -14.37
                  Bse Sensex Index                                                     3.52
                  CAC 40: FFR IX P                                                   -33.75
                  CD Rate 1 Month Index Tr                                             1.73
                  CD Rate 3 Month Index Tr                                             1.74
                  CD Rate 6 Month Index Tr                                             1.81
                  Consumer Price Index                                                 2.38
                  DAX:DM IX TR                                                       -43.94
                  Dow Jones 65 Comp Av P                                             -17.88
                  Dow Jones Ind Average P                                            -16.76
                  Dow Jones Ind Dly Reinv                                            -15.01
                  Dow Jones Ind Mth Reinv                                            -15.04
                  Dow Jones Trans Av P                                               -12.50
                  Dow Jones Trans Av Tr                                              -11.48
                  Dow Jones Util Av P                                                -26.79
                  Dow Jones Util Av Tr                                               -23.38
                  Ft/S&P Act Wld Ex US IX                                            -16.63
                  Jakarta Composite Index                                              8.39
                  Jasdaq Index:Yen P                                                 -18.45
                  Lehman 1-3 Govt/Cred Tr                                              6.28
                  Lehman 1-3 Govt/Credit P                                             1.12
                  Lehman Aggregate Bd P                                                4.39
                  Lehman Aggregate Bd Tr                                              10.25
                  Lehman Cr Bd Int P                                                   3.35
                  Lehman Cr Bd Int Tr                                                 10.14
                  Lehman Govt Bd Int P                                                 4.32
                  Lehman Govt Bd Int Tr                                                9.64
                  Lehman Govt Bd Long P                                               10.20
                  Lehman Govt Bd Long Tr                                              16.99
                  Lehman Govt Bd P                                                     5.82
                  Lehman Govt Bd Tr                                                   11.50
                  Lehman Govt/Cr Bd P                                                  4.77


           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  Lehman Govt/Cr Bd Tr                                                11.04
                  Lehman Govt/Cr Int P                                                 3.86
                  Lehman Govt/Cr Int Tr                                                9.84
                  Lehman High Yield P                                                -10.17
                  Lehman High Yield Tr                                                -1.41
                  Lehman Muni 10 Yr IX P                                               5.02
                  Lehman Muni 10 Yr IX Tr                                             10.17
                  Lehman Muni 3 Yr IX P                                                1.68
                  Lehman Muni 3 Yr IX Tr                                               6.72
                  Lehman Muni 5 Yr IX Tr                                               9.27
                  Lehman Muni Bond IX P                                                4.34
                  Lehman Muni Bond IX Tr                                               9.60
                  ML 10+ Yr Treasury IX Tr                                            16.77
                  ML 100 Tech IX TR                                                  -41.54
                  ML 10Yr Strip TR Ix                                                 21.00
                  ML 1-10 YR CORP BD IX P                                              2.96
                  ML 1-10 YR CORP BD IX TR                                             9.82
                  ML 1-3 Yr Muni IX P                                                  0.50
                  ML 1-3 Yr Muni IX Tr                                                 4.96
                  ML 1-3 Yr Treasury IX P                                              0.98
                  ML 1-3 Yr Treasury IX Tr                                             5.76
                  ML 1-5 Yr Gv/Cp Bd IX P                                              2.43
                  ML 1-5 Yr Gv/Cp Bd IX Tr                                             7.91
                  ML 15 Yr Mortgage IX P                                               4.02
                  ML 15 Yr Mortgage IX Tr                                              9.28
                  ML 1-5 Yr Treasury IX P                                              2.39
                  ML 1-5 Yr Treasury IX Tr                                             7.47
                  ML 15+ Yr Treasury IX TR                                            17.08
                  ML 15Yr Strip TR IX                                                 22.27
                  ML 20Yr Strip TR IX                                                 20.76
                  ML 25Yr Strip TR IX                                                 21.22
                  ML 3 MO T-Bill IX Tr                                                 1.78
                  ML 3-5 Yr Govt IX P                                                  5.57
                  ML 3-5 Yr Govt IX Tr                                                11.22
                  ML 3-7 Yr Muni IX Tr                                                10.10
                  ML 5-10Yr Treasury IX TR                                            13.76
                  ML 5Yr strip TR IX                                                  14.63
                  ML 7-12 YR MUNI IX P                                                 6.20
                  ML 7-12 YR MUNI IX TR                                               11.46
                  ML ALL CV EX ID IX                                                  -3.87
                  ML AUS GOVT IX TR                                                   -9.39
                  ML AUSTRIAN GOVT P                                                  23.77
                  ML AUSTRIAN GOVT TR                                                 29.83
                  ML BELGIAN GOVERNMENTS P                                            23.19
                  ML BELGIAN GOVTS TR                                                 30.24
                  ML Corp Master Index P                                               3.07
                  ML Corp Master Index Tr                                             10.17
                  ML CV BD SPEC QUAL IX P                                             -5.39
                  ML CV BD SPEC QUAL IX TR                                            -1.73
                  ML DANISH GOVTS P                                                   22.19
                  ML DANISH GOVTS TR                                                  29.37
                  ML DUTCH GOVERNMENTS P                                              22.86
                  ML DUTCH GOVTS TR                                                   29.52
                  ML EM BRADY BD IX                                                    7.36

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  ML EM EUR/MIDEAST AFR P                                               13.44
                  ML EM EUR/MIDEAST AFR TR                                              22.81
                  ML EM LATIN AMERICA P IX                                              -3.79
                  ML EM LATIN AMERICA TR                                                 5.89
                  ML EMG MKT ASIA P IX                                                   7.49
                  ML EMG MKT ASIA TR IX                                                 17.64
                  ML EMG MKT EU ME AFR P                                                16.18
                  ML EMG MKT EU ME AFR TR                                               26.45
                  ML EMG MKT LATIN AM P IX                                              -8.23
                  ML EMG MKT LATIN AM TR                                                 2.18
                  ML EMU BROAD MARKET TR                                                28.84
                  ML EMU BROAD MKT P IX                                                 22.41
                  ML EMU DIRECT GOVTS P IX                                              22.83
                  ML EMU DIRECT GOVTS TR                                                29.39
                  ML EURO HIGH YIELD P IX                                                1.97
                  ML EURO HIGH YIELD TR IX                                              12.01
                  ML FINNISH GOVTS P IX                                                 22.65
                  ML FINNISH GOVTS TR  IX                                               29.51
                  ML FRENCH GOVTS P IX                                                  24.84
                  ML FRENCH GOVTS TR IX                                                 31.56
                  ML GERMAN FED GOVTS P                                                 22.68
                  ML GERMAN FED GOVTS TR                                                28.83
                  ML GLBL BOND INDEX TR IX                                              16.06
                  ML Glbl Govt Bond Inx P                                               12.11
                  ML Glbl Govt Bond Inx Tr                                              17.05
                  ML Glbl Gv Bond IX II P                                               14.26
                  ML Glbl Gv Bond IX II Tr                                              19.54
                  ML GLBL GVT BND IX II TR                                              22.67
                  ML GLOBAL BOND IX P                                                   10.36
                  ML GLOBAL EM SOV P IX                                                 -1.87
                  ML GLOBAL EM SOV TR IX                                                13.29
                  ML GLOBAL HIGH YIELD P I                                             -10.43
                  ML GLOBAL HIGH YIELD TR                                               -1.90
                  ML Gov/ Corp Master IX T                                              10.95
                  ML Govt Master Index P                                                 5.58
                  ML Govt Master Index Tr                                               11.30
                  ML Govt/Corp Master IX P                                               4.71
                  ML HIGH YLD MASTER 2  P                                              -10.41
                  ML HIGH YLD MASTER 2  TR                                              -1.89
                  ML High Yld Master IX P                                              -10.03
                  ML High Yld Master IX Tr                                              -1.14
                  ML ITALIAN GOVTS P IX                                                 22.67
                  ML ITALIAN GOVTS TR IX                                                29.35
                  ML JPN GOVT IX TR                                                     76.13
                  ML LA  BRADY BD IX                                                     0.34
                  ML Master Muni IX Tr                                                  10.73
                  ML Mortgage Master IX P                                                4.10
                  ML Mortgage Master IX Tr                                               9.41
                  ML MUNI 22-52 yr DUR TR                                               10.70
                  ML Muni 7-12 Dur TR IX                                                11.46
                  ML Norwegian Govts P IX                                               32.82
                  ML Norwegian Govts TR IX                                              40.99
                  ML PAN-EURO GOVT IX                                                   28.58
                  ML Portugese Govts P IX                                               23.40

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  ML Portugese Govts TR IX                                              29.79
                  ML Spanish Govts P IX                                                 23.28
                  ML Spanish Govts TR IX                                                29.91
                  ML Sterling Hi Yld P IX                                              -10.79
                  ML Sterling Hi Yld TR IX                                              -2.56
                  ML Swedish Govts P IX                                                 24.74
                  ML Swedish Govts TR IX                                                31.82
                  ML Swiss Govts P IX                                                   29.74
                  ML Swiss Govts TR IX                                                  34.73
                  ML Treasury Master IX P                                                5.72
                  ML Treasury Master IX Tr                                              11.57
                  ML UK Gilts P IX                                                      14.79
                  ML UK Gilts TR IX                                                     21.87
                  ML US CP/GV 10+ YR IX P                                                7.69
                  ML US CP/GV 10+ YR IX TR                                              14.96
                  ML US DOM MASTER  IX P                                                 4.49
                  ML US DOM MASTER  IX TR                                               10.41
                  MSCI AC Americas Free GD                                             -22.32
                  MSCI AC Americas Free ID                                             -23.61
                  MSCI AC ASIA FR DGD                                                   -9.74
                  MSCI AC ASIA FR DND                                                   -9.91
                  MSCI AC Asia Fr-Ja IX GD                                              -8.33
                  MSCI AC Asia Fr-Ja IX ID                                             -10.19
                  MSCI AC ASIA PAC FR DGD                                               -8.34
                  MSCI AC ASIA PAC FR DND                                               -8.62
                  MSCI AC ASIA PAC FR P IX                                              -9.78
                  MSCI AC Asia Pac Fr-J GD                                              -5.11
                  MSCI AC Asia Pac FR-J IX                                              -7.57
                  MSCI AC Asia Pac Fr-J ND                                              -5.57
                  MSCI AC Europe IX GD                                                 -17.85
                  MSCI AC Europe IX ID                                                 -19.86
                  MSCI AC Fe Free IX GD                                                 -9.96
                  MSCI AC Fe Free IX ID                                                -11.07
                  MSCI AC Fe Fr-Ja IX GD                                                -9.23
                  MSCI AC Fe Fr-Ja IX ID                                               -11.05
                  MSCI AC FE FR-JA IX ND                                                -9.37
                  MSCI AC Pac Fr-Jpn IX GD                                              -5.50
                  MSCI AC Pac Fr-Jpn IX ID                                              -7.96
                  MSCI AC Pacific FR IX ID                                              -9.93
                  MSCI AC WLD FR VAL IX GD                                             -18.95
                  MSCI AC WLD FR-US GR DGD                                             -14.73
                  MSCI AC World Free IX GD                                             -18.98
                  MSCI AC World Free Ix ID                                             -20.51
                  MSCI AC World Free IX ND                                             -19.32
                  MSCI AC World Fr-USA GD                                              -14.67
                  MSCI AC World Fr-USA ID                                              -16.53
                  MSCI AC WRLD FR GR DGD                                               -19.07
                  MSCI AC Wrld Fr-Ja IX GD                                             -19.78
                  MSCI AC Wrld Fr-Ja IX ID                                             -21.37
                  MSCI AC WRLD FR-US V DGD                                             -14.63
                  MSCI Argentina IX GD                                                 -50.55
                  MSCI Argentina IX ID                                                 -50.99
                  MSCI Australia IX GD                                                  -0.28
                  MSCI Australia IX ID                                                  -3.76

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  MSCI Australia IX ND                                                  -1.34
                  MSCI Austria IX GD                                                    17.28
                  MSCI Austria IX ID                                                    14.36
                  MSCI Austria IX ND                                                    16.55
                  MSCI Belgium IX GD                                                   -14.23
                  MSCI Belgium IX ID                                                   -17.15
                  MSCI Belgium IX ND                                                   -14.97
                  MSCI BRAZIL FREE IX GD                                               -30.65
                  MSCI BRAZIL FREE IX ID                                               -33.78
                  MSCI Canada IX GD                                                    -12.78
                  MSCI Canada IX ID                                                    -14.38
                  MSCI Canada IX ND                                                    -13.19
                  MSCI Chile IX GD                                                     -19.81
                  MSCI Chile IX ID                                                     -21.66
                  MSCI China ID GD                                                     -14.05
                  MSCI China IX ID                                                     -16.17
                  MSCI China IX ND                                                     -14.04
                  MSCI Colombia IX GD                                                   25.36
                  MSCI Colombia IX ID                                                   18.26
                  MSCI Czech Rep IX GD                                                  44.16
                  MSCI Czech Rep IX ID                                                  40.86
                  MSCI Denmark IX GD                                                   -15.63
                  MSCI Denmark IX ID                                                   -17.03
                  MSCI Denmark IX ND                                                   -16.03
                  MSCI EAFE - JAPAN IX ND                                              -17.39
                  MSCI EAFE - UK IX GD                                                 -15.98
                  MSCI EAFE - UK IX ID                                                 -17.58
                  MSCI EAFE - UK IX ND                                                 -16.36
                  MSCI EAFE + Canada IX GD                                             -15.51
                  MSCI EAFE + Canada IX ID                                             -17.36
                  MSCI EAFE + Canada IX ND                                             -15.80
                  MSCI EAFE + EMF IX GD                                                -14.76
                  MSCI EAFE + EMF IX ID                                                -16.63
                  MSCI EAFE Fr IX ID                                                   -17.52
                  MSCI EAFE Fr IX ND                                                   -15.94
                  MSCI EAFE GDP Wt IX GD                                               -15.57
                  MSCI EAFE GDP Wt IX ID                                               -17.30
                  MSCI EAFE GDP Wt IX ND                                               -15.90
                  MSCI EAFE GROWTH IX GD                                               -15.76
                  MSCI EAFE GROWTH IX ID                                               -17.49
                  MSCI EAFE GROWTH IX ND                                               -16.02
                  MSCI EAFE IX GD                                                      -15.66
                  MSCI EAFE IX ID                                                      -17.52
                  MSCI EAFE IX ND                                                      -15.94
                  MSCI EAFE SM CAP IX ID                                                -9.58
                  MSCI EAFE VALUE IX GD                                                -15.60
                  MSCI EAFE VALUE IX ID                                                -17.59
                  MSCI EAFE VALUE IX ND                                                -15.91
                  MSCI EASEA IX GD                                                     -17.08
                  MSCI EASEA IX ID                                                     -19.19
                  MSCI EASEA IX ND                                                     -17.39
                  MSCI Em Eur/Mid East GD                                               -7.88
                  MSCI Em Eur/Mid East ID                                               -9.07
                  MSCI Em Europe IX GD                                                   4.51

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  MSCI Em Europe IX ID                                                   2.88
                  MSCI EMF Asia IX GD                                                   -4.75
                  MSCI EMF Asia IX ID                                                   -6.25
                  MSCI EMF Far East IX GD                                               -5.75
                  MSCI EMF Far East IX ID                                               -7.14
                  MSCI EMF Growth IX ID                                                 -9.37
                  MSCI EMF IX DND                                                       -6.17
                  MSCI EMF IX GD                                                        -6.00
                  MSCI EMF IX ID                                                        -7.97
                  MSCI EMF Latin Am IX GD                                              -22.45
                  MSCI EMF Latin Am IX ID                                              -24.79
                  MSCI EMF Latin Am IX ND                                              -22.50
                  MSCI EMF Value IX ID                                                  -6.52
                  MSCI EURO UNION GR IX GD                                             -20.09
                  MSCI Europe - UK IX GD                                               -19.87
                  MSCI Europe - UK IX ID                                               -21.56
                  MSCI Europe - UK IX ND                                               -20.30
                  MSCI Europe GDP Wt IX ID                                             -20.11
                  MSCI Europe Growth ND                                                -18.54
                  MSCI Europe IX GD                                                    -18.09
                  MSCI Europe IX ID                                                    -21.11
                  MSCI Europe IX ND                                                    -18.38
                  MSCI European Union GD                                               -19.10
                  MSCI European Union ID                                               -21.23
                  MSCI EUROPEAN VL IX GD                                               -17.98
                  MSCI Far East Free IX ID                                             -11.88
                  MSCI Far East IX GD                                                  -10.82
                  MSCI Far East IX ID                                                  -11.88
                  MSCI Far East IX ND                                                  -10.97
                  MSCI Finland IX GD                                                   -29.94
                  MSCI Finland IX ID                                                   -31.23
                  MSCI Finland IX ND                                                   -30.31
                  MSCI France IX GD                                                    -20.83
                  MSCI France IX ID                                                    -22.21
                  MSCI France IX ND                                                    -21.18
                  MSCI Germany IX GD                                                   -32.90
                  MSCI Germany IX ID                                                   -34.06
                  MSCI Germany IX ND                                                   -33.18
                  MSCI Greece IX GD                                                    -25.26
                  MSCI Greece IX ID                                                    -28.18
                  MSCI Hong Kong IX GD                                                 -17.79
                  MSCI Hong Kong IX ID                                                 -20.63
                  MSCI Hongkong IX ND                                                  -17.79
                  MSCI Hungary IX GD                                                    30.69
                  MSCI Hungary IX ID                                                    28.88
                  MSCI India IX GD                                                       8.37
                  MSCI India IX ID                                                       5.93
                  MSCI Indonesia FR IX GD                                               42.82
                  MSCI Indonesia FR IX ID                                               38.10
                  MSCI Ireland IX ID                                                   -28.07
                  MSCI Israel Dom IX ID                                                -12.42
                  MSCI Israel IX ID                                                    -31.55
                  MSCI Israel Non Dom Ixid                                             -66.63
                  MSCI Italy IX GD                                                      -6.32

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  MSCI Italy IX ID                                                     -10.00
                  MSCI Italy IX ND                                                      -7.33
                  MSCI JAPAN GROWTH IX GD                                              -11.06
                  MSCI Japan IX GD                                                     -10.11
                  MSCI Japan IX ID                                                     -10.96
                  MSCI Japan IX ND                                                     -10.28
                  MSCI Japan Sm Cap IX ND                                               -5.18
                  MSCI JAPAN VALUE IX GD                                                -8.96
                  MSCI Jordan IX GD                                                      4.52
                  MSCI Jordan IX ID                                                      2.53
                  MSCI Kokusai IX GD                                                   -20.43
                  MSCI Kokusai IX ID                                                   -22.01
                  MSCI Kokusai IX ND                                                   -20.79
                  MSCI Korea IX GD                                                       8.62
                  MSCI Korea IX ID                                                       7.43
                  MSCI Malaysia Free Ix GD                                              -0.66
                  MSCI Malaysia Free IX ID                                              -2.66
                  MSCI Mexico Free IX GD                                               -13.31
                  MSCI Mexico Free IX ID                                               -15.04
                  MSCI N American G IX ID                                              -23.51
                  MSCI N American Vl IX ID                                             -23.83
                  MSCI Netherland IX GD                                                -20.26
                  MSCI Netherland IX ID                                                -22.53
                  MSCI Netherland IX ND                                                -20.83
                  MSCI New Zealand IX GD                                                26.09
                  MSCI New Zealand IX ID                                                20.03
                  MSCI New Zealand IX ND                                                24.24
                  MSCI Nordic IX GD                                                    -25.42
                  MSCI Nordic IX ID                                                    -26.90
                  MSCI Nordic IX ND                                                    -25.84
                  MSCI Norway IX GD                                                     -6.67
                  MSCI Norway IX ID                                                     -9.02
                  MSCI Norway IX ND                                                     -7.26
                  MSCI Nth Amer IX GD                                                  -22.35
                  MSCI Nth Amer IX ID                                                  -23.62
                  MSCI Nth Amer IX ND                                                  -22.73
                  MSCI Pac - Japan IX GD                                                -5.78
                  MSCI Pac - Japan IX ID                                                -9.00
                  MSCI Pac - Japan IX ND                                                -6.42
                  MSCI PAC FREE GR IX GD                                                -9.20
                  MSCI PAC FREE VL IX GD                                                -8.77
                  MSCI PAC FR-JPN GR IX GD                                              -3.34
                  MSCI PAC FR-JPN VL IX GD                                              -8.04
                  MSCI Pacific Free Ix GD                                               -9.01
                  MSCI Pacific Free IX ID                                              -10.43
                  MSCI Pacific Fr-Jpn ID                                                -9.00
                  MSCI Pacific IX GD                                                    -9.01
                  MSCI Pacific IX ID                                                   -10.43
                  MSCI Pacific IX ND                                                    -9.29
                  MSCI Pakistan IX GD                                                  153.95
                  MSCI Pakistan IX ID                                                  122.38
                  MSCI Peru IX GD                                                       29.11
                  MSCI Peru IX ID                                                       25.42
                  MSCI Philippines FR DG                                               -28.98

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  MSCI Philippines FR GD                                               -30.48
                  MSCI Portugal IX GD                                                  -13.19
                  MSCI Portugal IX ID                                                  -15.48
                  MSCI Russia IX GD                                                     15.71
                  MSCI Russia IX ID                                                     13.87
                  MSCI Singapore Fr IX GD                                              -11.05
                  MSCI Singapore Fr IX ID                                              -13.09
                  MSCI South Africa IX GD                                               27.99
                  MSCI South Africa IX ID                                               23.26
                  MSCI Spain IX GD                                                     -14.93
                  MSCI Spain IX ID                                                     -16.88
                  MSCI Spain IX ND                                                     -15.29
                  MSCI Sri Lanka IX GD                                                  34.64
                  MSCI Sri Lanka IX ID                                                  29.76
                  MSCI Sweden IX GD                                                    -30.07
                  MSCI Sweden IX ID                                                    -31.47
                  MSCI Sweden IX ND                                                    -30.49
                  MSCI Swtzrlnd IX GD                                                   -9.96
                  MSCI Swtzrlnd IX ID                                                  -10.95
                  MSCI Swtzrlnd IX ND                                                  -10.31
                  MSCI Taiwan IX GD                                                    -24.45
                  MSCI Taiwan IX ID                                                    -25.38
                  MSCI Thailand Free IX GD                                              27.59
                  MSCI Thailand Free IX ID                                              24.32
                  MSCI Turkey IX GD                                                    -35.70
                  MSCI Turkey IX ID                                                    -36.49
                  MSCI UK IX GD                                                        -15.23
                  MSCI UK IX ID                                                        -17.77
                  MSCI UK IX ND                                                        -15.23
                  MSCI USA IX GD                                                       -22.71
                  MSCI USA IX ID                                                       -23.97
                  MSCI USA IX ND                                                       -23.09
                  MSCI Venezuela IX GD                                                 -15.82
                  MSCI Venezuela IX ID                                                 -18.57
                  MSCI World - UK IX GD                                                -20.07
                  MSCI World - UK IX ID                                                -21.46
                  MSCI World - UK IX ND                                                -20.45
                  MSCI World - USA IX GD                                               -15.51
                  MSCI World - USA IX ID                                               -17.36
                  MSCI World - USA IX ND                                               -15.80
                  MSCI World Free IX ND                                                -19.89
                  MSCI World GDP Wt IX ID                                              -20.26
                  MSCI WORLD GROWTH IX ID                                              -20.93
                  MSCI World IX Free ID                                                -21.06
                  MSCI World IX GD                                                     -19.54
                  MSCI World IX ID                                                     -21.06
                  MSCI World IX ND                                                     -19.89
                  MSCI WORLD IX SC DGD IX                                              -15.69
                  MSCI WORLD IX SC DND IX                                              -16.01
                  MSCI WORLD IX VALUE                                                  -19.55
                  MSCI WORLD VALUE IX ID                                               -21.25
                  MSCI WORLD-USA GR IX GD                                              -15.46
                  MSCI World-USA VL IX GD                                              -15.59
                  MSCI Wrld - Austrl IX GD                                             -19.85

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  MSCI Wrld - Austrl IX ID                                             -21.33
                  MSCI Wrld - Austrl IX ND                                             -20.18
                  MSCI WRLD CON DISC ID                                                -23.19
                  MSCI WRLD CON STAPLES ID                                              -4.82
                  MSCI WRLD ENERGY ID                                                   -8.38
                  MSCI WRLD EX USA SC GD                                                -7.05
                  MSCI WRLD EX USA SC ID                                                -9.11
                  MSCI WRLD EX USA SC ND                                                -7.42
                  MSCI WRLD FINANCIALS GD                                              -15.93
                  MSCI WRLD FINANCIALS ID                                              -18.00
                  MSCI WRLD FREE GR DGD IX                                             -19.61
                  MSCI WRLD HEALTHCARE GD                                              -17.68
                  MSCI WRLD HEALTHCARE ID                                              -18.88
                  MSCI WRLD INDUSTRIALS ID                                             -23.53
                  MSCI WRLD INFO TECH GD                                               -38.58
                  MSCI WRLD INFO TECH ID                                               -38.80
                  MSCI WRLD MATERIALS ID                                                -6.34
                  MSCI WRLD TECH HDWR GD                                               -40.52
                  MSCI WRLD TECH HDWR ID                                               -40.78
                  MSCI WRLD TELECOM GD                                                 -28.54
                  MSCI WRLD TELECOM ID                                                 -30.37
                  MSCI WRLD UTILITIES ID                                               -18.63
                  NASDAQ 100 IX P                                                      -37.58
                  NASDAQ Bank IX P                                                       4.52
                  NASDAQ Composite IX P                                                -31.53
                  NASDAQ Industrial IX P                                               -25.88
                  NASDAQ Insurance IX P                                                 -1.84
                  NASDAQ Natl Mkt Cmp IX                                               -31.71
                  NASDAQ Natl Mkt Ind IX                                               -26.05
                  NASDAQ Transport IX P                                                  0.99
                  Nikkei 225 Avg:Yen P                                                 -18.63
                  NYSE Composite P                                                     -19.83
                  NYSE Finance IX P                                                    -14.02
                  NYSE Industrials IX P                                                -20.63
                  NYSE Transportation IX                                                -9.80
                  NYSE Utilities IX P                                                  -29.34
                  Philippines Composite IX                                                N/A
                  PSE Technology IX P                                                  -33.33
                  Russell 1000 Grow Ix                                                 -28.58
                  Russell 1000 Grow IX Tr                                              -27.88
                  Russell 1000 IX P                                                    -22.94
                  Russell 1000 IX Tr                                                   -21.65
                  Russell 1000 Value Ix                                                -17.48
                  Russell 1000 Value IX Tr                                             -15.52
                  Russell 2000 Grow Ix                                                 -30.69
                  Russell 2000 Grow IX Tr                                              -30.26
                  Russell 2000 IX P                                                    -21.58
                  Russell 2000 IX Tr                                                   -20.48
                  Russell 2000 Value Ix                                                -13.24
                  Russell 2000 Value IX Tr                                             -11.43
                  RUSSELL 2500 GROW IX P                                               -29.45
                  RUSSELL 2500 GROW IX TR                                              -29.09
                  RUSSELL 2500 IX P                                                    -18.99
                  RUSSELL 2500 IX TR                                                   -17.80

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  RUSSELL 2500 VALUE IX P                                              -11.77
                  RUSSELL 2500 VALUE IX TR                                              -9.87
                  RUSSELL 3000 GROW IX P                                               -28.71
                  RUSSELL 3000 GROW IX TR                                              -28.03
                  Russell 3000 IX P                                                    -22.81
                  Russell 3000 IX Tr                                                   -21.54
                  RUSSELL 3000 VALUE IX P                                              -17.13
                  RUSSELL 3000 VALUE IX TR                                             -15.18
                  RUSSELL MDCP VALUE IX P                                              -11.68
                  RUSSELL MDCP VALUE IX TR                                              -9.64
                  Russell Midcap G IX TR                                               -27.41
                  RUSSELL MIDCAP GR IX P                                               -27.67
                  RUSSELL MIDCAP IX P                                                  -17.47
                  RUSSELL MIDCAP IX TR                                                 -16.19
                  RUSSELL SMCP CMPT GRO P                                              -30.24
                  RUSSELL SMCP CMPT GRO TR                                             -29.95
                  RUSSELL SMCP CMPT IX P                                               -21.30
                  RUSSELL SMCP CMPT IX TR                                              -20.23
                  RUSSELL SMCP CMPT VAL IX                                             -11.54
                  RUSSELL SMCP CMPT VAL P                                              -13.39
                  RUSSELL TOP 200 GRO IX P                                             -28.76
                  RUSSELL TOP 200 GROW  IX                                             -27.98
                  RUSSELL TOP 200 IX P                                                 -24.64
                  RUSSELL TOP 200 IX TR                                                -23.36
                  RUSSELL TOP 200 VAL IX P                                             -19.93
                  RUSSELL TOP 200 VALUE IX                                             -18.02
                  S & P 100 Index TR                                                   -23.88
                  S & P 1500 HC IX P                                                   -20.01
                  S & P 500 Daily Reinv                                                -22.10
                  S & P 500 Index P                                                    -23.37
                  S & P 500 Mnthly Reinv                                               -22.09
                  S & P 500/BARRA G IX TR                                              -23.59
                  S & P 500/BARRA V IX TR                                              -20.85
                  S & P 600 Index P                                                    -15.32
                  S & P 600 Index Tr                                                   -14.63
                  S & P Financial IX P                                                 -16.42
                  S & P Financial IX Tr                                                -14.64
                  S & P Industrial IX Tr                                               -26.34
                  S & P Industrials P                                                  -24.55
                  S & P MC 400/BARRA G TR                                              -19.17
                  S & P MC 400/BARRA V TR                                              -10.10
                  S & P Midcap 400 IX P                                                -15.45
                  S & P Midcap 400 IX Tr                                               -14.51
                  S & P Reit Equity Index                                               -2.93
                  S & P SC 600/BARRA G TR                                              -15.36
                  S & P SC 600/BARRA V TR                                              -14.47
                  S & P Transport Index P                                              -13.72
                  S & P Utility Index P                                                -32.99
                  S & P Utility Index Tr                                               -29.99
                  SB Cr-Hdg Nn-US Wd IX Tr                                               6.85
                  SB Cr-Hdg Wd Gv Bd IX Tr                                               7.97
                  SB Non-US Wd Gv Bd IX Tr                                              21.99
                  SB Wd Gv Bd:Austrl IX Tr                                              20.50
                  SB Wd Gv Bd:Germny IX Tr                                              28.52

           SOURCE CATEGORY                                                           RETURN(%)
                                                                                   TOTAL RETURN
                  SB Wd Gv Bd:Japan IX Tr                                               13.96
                  SB Wd Gv Bd:UK IX Tr                                                  21.09
                  SB Wd Gv Bd:US IX Tr                                                  11.64
                  SB World Govt Bond IX Tr                                              19.49
                  Straits Times Index                                                  -17.40
                  SWISS PERF:SFR IX TR                                                 -25.95
                  TAIWAN SE:T$ IX P                                                    -22.78
                  T-Bill 1 Year Index Tr                                                 1.63
                  T-BILL 3 MO DAILY TR  IX                                               3.29
                  T-Bill 3 Month Index Tr                                                1.59
                  T-Bill 6 Month Index Tr                                                1.66
                  Thailand Set Index                                                    17.32
                  TOKYO 2ND SCT:YEN IX P                                               -12.79
                  TOKYO SE(TOPIX):YEN IX P                                             -18.30
                  TORONTO 300:C$ IX P                                                  -13.97
                  TORONTO SE 35:C$ IX P                                                -18.93
                  Value Line Cmp IX-Arth                                               -17.11
                  Value Line Cmp IX-Geom                                               -28.57
                  Value Line Industrl IX                                               -29.78
                  Value Line Railroad IX                                                -8.98
                  Value Line Utilties IX                                               -31.60


MERRILL LYNCH:

                  ML Intermediate BB Index                                               -2.39
                  ML U.S. High Yield Cash Pay Index                                      -1.14


THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:

                  Real Estate Investment Trust Index                                      3.81


SALOMON SMITH BARNEY:

                  SSB World Ex U.S. Cap Range $2-$10 Billion                             -9.18
                  SSB EMI Global Ex U.S.                                                 -6.89
                  Salomon 30 Year Benchmark                                              16.16
                  SBGI Bond U.S. Treasury Index                                          11.64



Each Russell Index listed above is a trademark/service mark of the Russell Company. RussellTM is a trademark of the Frank Russell Company.

*in US currency

                        LIBERTY TAX-MANAGED GROWTH FUND
                       LIBERTY TAX-MANAGED GROWTH FUND II
                         SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003


This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Tax-Managed Growth Fund and Liberty Tax-Managed Growth Fund II (each a Fund and collectively, the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Funds dated March 1, 2003. This SAI should be read together with the relevant Prospectus and the Funds' most recent Annual Report dated October 31, 2002. Investors may obtain a free copy of the Prospectuses and the most recent Annual Report for each Fund from Liberty Funds Distributor, Inc. (LFD), One Financial Center, Boston, MA 02111-2621. The Financial Statements and Report of Independent Accountants/Auditors appearing in the Funds' October 31, 2002 Annual Report are incorporated in this SAI by reference.




TABLE OF CONTENTS

                                                                            PAGE
Definitions
Organization and History
Investment Policies
Portfolio Turnover
Additional Information Concerning Certain Investment Practices
Taxes - General
Additional Tax Matters Concerning Trust Shares
Management of the Funds
Fund Charges and Expenses
Determination of Net Asset Value
How to Buy Shares
Special Purchase Programs/Investor Services
Programs for Reducing or Eliminating Sales
Charges How to Sell Shares
How to Exchange Shares Suspension of Redemptions
Shareholder Liability
Shareholder Meetings
Performance Measures and Information
Appendix I


TM-16/007N-0203

DEFINITIONS


"Trust"              Liberty Funds Trust I
"Growth Fund"        Liberty Tax-Managed Growth Fund
"Growth Fund II"     Liberty Tax-Managed Growth Fund II
"Advisor"            Stein Roe &  Farnham Incorporated, the Funds' investment advisor
"Sub-Advisor"        Stein Roe Investment Counsel LLC, the Funds' investment sub-advisor
"Administrator"      Colonial Management Associates, Inc., the Funds' administrator
"LFD"                Liberty Funds Distributor, Inc., the Funds' distributor
"LFS"                Liberty Funds Services, Inc., the Funds' investor services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1985. Each Fund, an open-end management investment company that is a diversified series of the Trust, represents the entire interest in a separate series of the Trust. The Growth Fund's registration statement was declared effective by the Securities and Exchange Commission (SEC) on December 30, 1996. The Growth Fund II's registration statement was declared effective by the SEC on March 1, 2000.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Funds and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the caption "Shareholder Meetings" in this SAI.

Effective February 28, 1998, the Growth Fund's name changed from "Colonial Tax-Managed Growth Fund" to "Stein Roe Advisor Tax-Managed Growth Fund." Effective July 14, 2000, the Growth Fund changed its name from "Stein Roe Advisor Tax-Managed Growth Fund" to its current name. Effective July 14, 2000, the Growth Fund II changed its name from "Stein Roe Advisor Tax-Managed Growth Fund II" to its current name. Effective April 1, 1999, the Trust changed its name from Colonial Trust I to its current name. Effective February 28, 2000, the Growth Fund's Class E shares merged into Class G shares and Class G shares were redesignated Class E shares. Effective February 28, 2000, the Growth Fund's Class F shares merged into Class H shares and Class H shares were redesignated Class F shares.

INVESTMENT POLICIES
The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of each Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, each Fund may not:

1. Borrow, except from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Own real estate except real estate having a value no more than 5% of the Fund's total assets acquired as the result of owning securities (nothing in this restriction shall limit the Fund's ability to purchase and sell (i) securities which are secured by real estate and (ii) securities of companies which invest or deal in real estate);

3. Invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others except to the extent the Fund could be deemed an underwriter when disposing of portfolio securities;

6. Make loans except (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions, (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and (d) through repurchase agreements; and

7. Concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchase the Fund would own more than 10% of the outstanding voting shares of such issuer.

As non-fundamental investment policies which may be changed without a shareholder vote, each Fund may not:

1. Purchase securities on margin, but it may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.   Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Funds, the Funds may invest all or a portion of their investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Funds.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
High portfolio turnover may cause the Funds to realize capital gains which, if realized and distributed by the Funds, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. The Funds seek to maintain a low portfolio turnover rate as one of their investment strategies.

ADDITIONAL INFORMATION CONCERNING CERTAIN INVESTMENT PRACTICES
Additional information concerning certain of the Funds' investments and investment practices is set forth below.

FOREIGN SECURITIES
A Fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of a Fund, will be held by the Fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

A Fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the Fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

A Fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the Fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes - General" below.

MONEY MARKET INSTRUMENTS
GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which a Fund would be allowed to invest in directly.

SECURITIES LOANS
A Fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in the SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the Fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved.

REPURCHASE AGREEMENTS
A Fund may enter into repurchase agreements. A repurchase agreement is a contract under which a Fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund's cost plus interest). It is the Fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the Fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

OPTIONS ON SECURITIES
WRITING COVERED OPTIONS. A Fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the Fund's investment goals and policies. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the Fund at a stated price.

A Fund may write only covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls on the same underlying security.

A Fund will receive a premium from writing a put or call option, which increases the Fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. A Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the SEC has taken the position that OTC options purchased by a Fund and assets held to cover OTC options written by the Fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the Fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the Fund, only pursuant to agreements that will assure that the Fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The Fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the Fund not to enter into any OTC option transaction if, as a result, more than 15% of the Fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the Fund, (ii) OTC options purchased by the Fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.

RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of a Fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, a Fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by the Fund in the underlying securities, since the Fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the Fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the Fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the Fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation (OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the Fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the Fund has expired, the Fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS
Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of a Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation) will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. A Fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

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Unlike when the Fund purchases or sells a security, no price is paid or received by a Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin". The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin", to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

A Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the Fund. A Fund may close its positions by taking opposite positions which will operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. A Fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. A Fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. A Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

A Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by a Fund is subject to the Advisor's ability to predict correctly movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to a Fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by a Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series

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of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. A Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its goals. A Fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by a Fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of a Fund's portfolio securities sought to be hedged.

Successful use of index futures by a Fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the Fund's portfolio may decline. If this occurs, the Fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the Fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, a Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

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FOREIGN CURRENCY TRANSACTIONS
A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

A Fund may engage in both "transaction hedging" and "position hedging". When it engages in transaction hedging, a Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund generally arising in connection with the purchase or sale of its portfolio securities. A Fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging a Fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

A Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. A Fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes a Fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives a Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives a Fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, a Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which a Fund expects to purchase, when the Fund holds cash or short-term investments). In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency a Fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities equal in value to the amount of a Fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

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A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the Funds intend to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, they may not be possible to close a futures position and, in the event of adverse price movements, the Funds would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit (ECU). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

A Fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

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There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the Funds' investments in foreign securities and to the Funds' foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the Funds' domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Funds at one rate, while offering a lesser rate of exchange should the Funds desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

RULE 144A SECURITIES

The Funds may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the Securities Act of 1933, as amended (1933 Act). That Rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and, if as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Funds' holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Funds do not exceed their investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES - GENERAL
In this section, all discussions of taxation at the shareholder and Fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.


The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.


FEDERAL TAXES. The Funds are treated as separate entities for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The Funds have elected to be, and intend to qualify to be treated each year as, a "regulated investment companies" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the Funds' gross income, the amount of their distributions (as a percentage of both their overall income and any tax-exempt income), and the composition of their portfolio assets. As regulated investment companies, the Funds will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The Funds' foreign-source income, if any, may be subject to foreign withholding taxes. If the Funds were to fail to qualify as "regulated investment companies" in any year, they would incur a regular federal corporate income tax on all of their taxable income, whether or not distributed, and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

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ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the Funds qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

FUND DISTRIBUTIONS. Distributions from the Funds (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the Funds' investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the Funds. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on the Funds' shares are generally subject to federal income tax as described herein to the extent they do not exceed the Funds' realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when the Funds' net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when the Funds' net asset value also reflect unrealized losses.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Funds from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their Fund shares and distributions and redemption proceeds received from the Funds.


SALES OF SHARES. The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding tax unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the Funds. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


EXCISE TAX. To the extent that the Funds do not annually distribute substantially all taxable income and realized gains, they are subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

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TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the
Funds must (a) derive at least 90% of their gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to their business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of their total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Funds and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of their total assets is invested in the securities of any issuer (other than U.S. Government securities) and (c) distribute at least 90% of both their ordinary income (inclusive of net short-term capital gains) and their tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the Funds engage in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, they will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds' securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Funds and their shareholders.

SECURITIES ISSUED AT A DISCOUNT. The Funds' investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the Funds to accrue and distribute income not yet received. In such cases, the Funds may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of their income and gains and therefore to eliminate any tax liability at the Fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The Funds' transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the Funds' total assets at the end of their fiscal year are invested in stock or securities of foreign corporate issuers, the Funds may make an election permitting their shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the Funds. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the Funds of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the Funds. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the Funds in certain "passive foreign investment companies" could subject the Funds to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the Funds will be required to include their share of the company's income and net capital gain annually, regardless of whether they receive any distribution from the company. Alternatively, the Funds may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though they had sold and repurchased their holdings in those passive foreign investment companies on the last day of the Funds' taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require the Funds to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Funds' total return.

ADDITIONAL TAX MATTERS CONCERNING TRUST SHARES (THIS SECTION IS APPLICABLE ONLY TO THE GROWTH FUND ONLY) FEDERAL GIFT TAXES. An investment in Trust Shares may be a taxable gift for federal tax purposes, depending upon the option selected and other gifts that the donor and his or her spouse may make during the year.

Under the Liberty Advantage Plan, the entire amount of the gift will be a "present interest" that qualifies for the federal gift tax annual exclusion. In that case, the donor will be required to file a federal gift tax return on account of this gift only if (i) the aggregate present interest gifts by the donor to the particular beneficiary (including the gift of Trust Shares) exceeds $11,000 or (ii) the donor wishes to elect gift splitting on gifts with his or her spouse for the year. The trustee will notify the beneficiary of his or her right of withdrawal promptly following any contribution under the Advantage Plan.

Under the Liberty Gift Plan, the entire amount of the gift will be a "future interest" for federal gift tax purposes, so that none of the gift will qualify for the federal gift tax annual exclusion. Consequently, the donor will have to file a federal gift tax return (IRS Form 709) reporting the entire amount of the gift, even if the gift is less than $11,000.

No federal gift tax will be payable by the donor until his or her cumulative taxable gifts (i.e., gifts other than those qualifying for the annual exclusion or otherwise exempt), including taxable gifts of other assets as well as any taxable gifts of trust shares, exceed the federal gift and estate tax exemption equivalent amount, which is $1,000,000 for gifts made after December 31, 2001, and before January 1, 2010.

Any gift of Trust Shares that does not qualify as a present interest or that exceeds the available annual exclusion amount will reduce the amount of the donor's Federal gift and estate tax exemption (if any) that would otherwise be available for future gifts for transfers at death.

The donor and his or her spouse may elect "gift-splitting" for any gift of Trust Shares (other than a gift to such spouse), meaning that the donor and his or her spouse may elect to treat the gift as having been made one-half by each of them, thus allowing a total gift of $22,000.

The donor's gift of Fund shares may also have to be reported for state gift tax purposes, if the state in which the donor resides imposes a gift tax. Many states do not impose such a tax. Some states follow the Federal rules concerning the types of transfers subject to tax and the availability of the annual exclusion.

GENERATION-SKIPPING TRANSFER TAXES
If the beneficiary of a gift of Trust Shares is a relative who is two generations or more younger than the donor, or is not a relative and is more than 37 1/2 years younger than the donor, the gift will be subject in whole or in part to the generation-skipping transfer tax (the "GST tax") unless the gift is made under the Liberty Advantage Plan and does not exceed the available annual exclusion amount. A $1,000,000 exemption (the "GST exemption") is allowed against this tax, and so long as the GST exemption has not been used by other transfers it will automatically be allocated to a gift of Trust Shares that is subject to the GST tax unless the donor elects otherwise. Such an election is made by reporting the gift on a timely filed gift tax return and paying the applicable GST tax. The GST tax is imposed at a flat rate (50% for gifts made in 2002) on the amount of the gift, and payment of the tax by the donor is treated as an additional gift for gift tax purposes.

INCOME TAXES
The Internal Revenue Service takes the position that a trust beneficiary who is given a power of withdrawal over contributions to the trust should be treated, for Federal income tax purposes, as the "owner" of the portion of the trust that was subject to the power. Accordingly, if the donor selects Liberty Advantage Trust Shares, the beneficiary will be treated as the "owner" of all of the Fund shares in the account for Federal income tax purposes, and will be required to report all of the income and capital gains earned in the trust on his or her personal Federal income tax return. The trust will not pay Federal income taxes on any of the trust's income or capital gains. The trustee will prepare and file the Federal income tax information returns that are required each year (and any state income tax returns that may be required), and will send the beneficiary a statement following each year showing the amounts (if any) that the beneficiary must report on his or her income tax returns for that year. If the beneficiary is under fourteen years of age, these amounts may be subject to Federal income taxation at the marginal rate applicable to the beneficiary's parents. The beneficiary may at any time after the creation of the trust irrevocably elect to require the trustee to pay him or her a portion of the trust's income and capital gains annually thereafter to provide funds with which to pay any resulting income taxes, which the trustee will do by redeeming Trust Shares. The amount distributed will be a fraction of the trust's ordinary income and short-term capital gains and the trust's long-term capital gains equal to the highest marginal Federal income tax rate imposed on each type of income (currently, 38.6% and 28%, respectively). If the beneficiary selects this option, he or she will receive those fractions of his or her trust's income and capital gains annually for the duration of the trust.

Under the Liberty Advantage Plan, the beneficiary will also be able to require the trustee to pay his or her tuition, room and board and other expense of his or her college or post-graduate education, and the trustee will raise the cash necessary to fund these distributions by redeeming Trust Shares. Any such redemption will result in the realization of capital gain or loss on the shares redeemed, which will be reportable by the beneficiary on his or her income tax returns for the year in which the shares are redeemed, as described above. Payments must be made directly to the educational institution.

If the donor selects the Liberty Gift Plan, the trust that he or she creates will be subject to Federal income tax on all income and capital gains realized by it, less a $100 annual exemption (in lieu of the personal exemption allowed to individuals). The amount of the tax will be determined under the tax rate schedule applicable to estates and trusts, which is more sharply graduated than the rate schedule for individuals, reaching the same maximum marginal rate for ordinary income or short-term capital gains (currently, 38.6%), but at a much lower taxable income level than would apply to an individual. It is anticipated, however, that most of the gains taxable to the trust will be long-term capital gain, on which the Federal income tax rate is currently limited to 28%. The trustee will raise the cash necessary to pay any Federal or state income taxes by redeeming Fund shares. The beneficiary will not pay Federal income taxes on any of the trust's income or capital gains, except those earned in the year when the trust terminates. The trustee will prepare and file all Federal and state income tax returns that are required each year, and will send the beneficiary an information statement for the year in which the trust terminates showing the amounts (if any) that the beneficiary must report on his or her Federal and state income tax returns for that year.

When the trust terminates, the distribution of the remaining shares held in the trust to the beneficiary will not be treated as a taxable disposition of the shares. Any Fund shares received by the beneficiary will have the same cost basis as they had in the trust at the time of termination. Any Fund shares received by the beneficiary's estate will have a basis equal to the value of the shares at the beneficiary's death (or the alternate valuation date for Federal estate tax purposes, if elected).

CONSULTATION WITH QUALIFIED ADVISOR
Due to the complexity of Federal and state gift, GST and income tax laws pertaining to all gifts in trust, prospective donors should consider consulting with their financial or tax advisor before investing in Trust Shares.

MANAGEMENT OF THE FUNDS

Each of the Advisor, the Administrator, LFS and LFD is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation and Fleet National Bank is located at 100 Federal Street Boston, MA 02110. Columbia Management Group, Inc. is located at One Financial Center, Boston, MA 02111-2621.

TRUSTEES AND OFFICERS


TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.




                                                                                           NUMBER OF
                                               YEAR FIRST                                  PORTFOLIOS IN
                              POSITION         ELECTED OR                                  FUND COMPLEX
NAME, ADDRESS                 WITH LIBERTY     APPOINTED TO     PRINCIPAL OCCUPATION(S)    OVERSEEN
AND AGE                       FUNDS            OFFICE(1)         DURING PAST FIVE YEARS     BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------                       -----            -------          ----------------------     ----------      ------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker (Age 47)     Trustee          1996              Executive Vice              94                   None
P.O. Box 66100                                                    President - Strategy
Chicago, IL 60666                                                 of United Airlines
                                                                  (airline) since
                                                                  December, 2002
                                                                  (formerly President
                                                                  of UAL Loyalty
                                                                  Services (airline)
                                                                  from September, 2001
                                                                  to December, 2002;
                                                                  Executive Vice
                                                                  President and Chief
                                                                  Financial Officer of
                                                                  United Airlines from
                                                                  March, 1993 to
                                                                  September, 2001 of
                                                                  United Airlines;
                                                                  Senior Vice
                                                                  President and Chief
                                                                  Financial Officer of
                                                                  UAL, Inc. prior
                                                                  thereto).

Janet Langford Kelly (Age 45)  Trustee          1996              Executive Vice              94                   None
One Kellogg Square                                                President-Corporate
Battle Creek, MI 49016                                            Development and
                                                                  Administration,
                                                                  General Counsel and
                                                                  Secretary, Kellogg
                                                                  Company (food
                                                                  manufacturer), since
                                                                  September, 1999;
                                                                  Senior Vice
                                                                  President, Secretary
                                                                  and General Counsel,
                                                                  Sara Lee Corporation
                                                                  (branded, packaged,
                                                                  consumer-products
                                                                  manufacturer) from
                                                                  January, 1995 to
                                                                  September, 1999.

Richard W. Lowry (Age 65)      Trustee          1995              Private Investor            94(4)                None
10701 Charleston Drive                                            since August, 1987
Vero Beach, FL 32963                                              (formerly Chairman
                                                                  and Chief Executive
                                                                  Officer, U.S Plywood
                                                                  Corporation
                                                                  (building products
                                                                  manufacturer)).

                                                                                           NUMBER OF
                                               YEAR FIRST                                  PORTFOLIOS IN
                              POSITION         ELECTED OR                                  FUND COMPLEX
NAME, ADDRESS                 WITH LIBERTY     APPOINTED TO     PRINCIPAL OCCUPATION(S)    OVERSEEN
AND AGE                       FUNDS            OFFICE(1)         DURING PAST FIVE YEARS     BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------                       -----            -------          ----------------------     ----------      ------------------------
Salvatore Macera (Age 71)      Trustee          1998              Private Investor            94                   None
26 Little Neck Lane                                               since 1981 (formerly
New Seabury, MA  02649                                            Executive Vice
                                                                  President and
                                                                  Director of Itek
                                                                  Corporation
                                                                  (electronics) from
                                                                  1975 to 1981).

Charles R. Nelson (Age 60)     Trustee          1981              Professor of               109(2)                None
Department of Economics                                           Economics,
University of Washington                                          University of
Seattle, WA 98195                                                 Washington, since
                                                                  January 1976; Ford
                                                                  and Louisa Van
                                                                  Voorhis Professor of
                                                                  Political Economy,
                                                                  University of
                                                                  Washington, since
                                                                  September 1993;
                                                                  Director, Institute
                                                                  for Economic
                                                                  Research, University
                                                                  of Washington, since
                                                                  September 2001;
                                                                  Adjunct Professor of
                                                                  Statistics,
                                                                  University of
                                                                  Washington, since
                                                                  September 1980;
                                                                  Associate Editor,
                                                                  Journal of Money
                                                                  Credit and Banking,
                                                                  since September,
                                                                  1993;Trustee of the
                                                                  Columbia Funds since
                                                                  July, 2002;
                                                                  consultant on
                                                                  econometric and
                                                                  statistical matters.

John J. Neuhauser (Age 59)            Trustee   1985              Academic Vice               94(4)            Saucony, Inc.
84 College Road                                                   President and Dean                          (athletic footwear);
Chestnut Hill, MA 02467-3838                                      of Faculties since                           SkillSoft Corp.
                                                                  August, 1999, Boston                           (E-Learning)
                                                                  College (formerly
                                                                  Dean, Boston College
                                                                  School of Management
                                                                  from September, 1977
                                                                  to September, 1999).

Thomas E. Stitzel (Age 67)            Trustee   1998              Business Consultant         94                   None
2208 Tawny Woods Place                                            since 1999 (formerly
Boise, ID  83706                                                  Professor of Finance
                                                                  from 1975 to 1999
                                                                  and Dean from 1977
                                                                  to 1991, College of
                                                                  Business, Boise
                                                                  State University);
                                                                  Chartered Financial
                                                                  Analyst.

                                                                                           NUMBER OF
                                               YEAR FIRST                                  PORTFOLIOS IN
                              POSITION         ELECTED OR                                  FUND COMPLEX
NAME, ADDRESS                 WITH LIBERTY     APPOINTED TO     PRINCIPAL OCCUPATION(S)    OVERSEEN
AND AGE                       FUNDS            OFFICE(1)         DURING PAST FIVE YEARS     BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------                       -----            -------          ----------------------     ----------      ------------------------

DISINTERESTED TRUSTEES
Thomas C. Theobald (Age 65)    Trustee          1996              Managing Director,          94             Anixter International
27 West Monroe Street,                                            William Blair                           (network support equipment
Suite 3500                                                        Capital Partners                          distributor), Jones
Chicago, IL 60606                                                 (private equity                            Lang LaSalle (real
                                                                  investing) since                           estate management
                                                                  September, 1994                            services) and MONY
                                                                  (formerly Chief                               Group (life
                                                                  Executive Officer                              insurance).
                                                                  and Chairman of the
                                                                  Board of Directors,
                                                                  Continental Bank
                                                                  Corporation prior
                                                                  thereto).


Anne-Lee Verville (Age 57)     Trustee          1998              Author and speaker          94         Chairman of the Board of
359 Stickney Hill Road                                            on educational                        Directors, Enesco Group,
Hopkinton, NH  03229                                              systems needs                         Inc. (designer, importer
                                                                  (formerly General                        and distributor of
                                                                  Manager, Global                           giftware and
                                                                  Education Industry                         collectibles).
                                                                  from 1994 to 1997,
                                                                  and President,
                                                                  Applications
                                                                  Solutions Division
                                                                  from 1991 to 1994,
                                                                  IBM Corporation
                                                                  (global education
                                                                  and global
                                                                  applications)).


                                                                                             NUMBER OF
                                               YEAR FIRST                                  PORTFOLIOS IN
                              POSITION         ELECTED OR                                  FUND COMPLEX
NAME, ADDRESS                 WITH LIBERTY     APPOINTED TO     PRINCIPAL OCCUPATION(S)    OVERSEEN
AND AGE                       FUNDS            OFFICE(1)         DURING PAST FIVE YEARS    BY TRUSTEE      OTHER DIRECTORSHIPS HELD
-------                       -----            -------          ----------------------     ----------      ------------------------

INTERESTED TRUSTEES
William E. Mayer(3) (Age 62)   Trustee          1994               Managing Partner,          94(4)          Lee Enterprises
99 Park Avenue                                                     Park Avenue Equity                        (print media), WR
Suite 3204                                                         Partners (private                         Hambrecht + Co.
New York, NY 10022                                                 equity) since                             (financial service
                                                                   February, 1999                            provider) and First
                                                                   (formerly Founding                        Health (healthcare).
                                                                   Partner, Development
                                                                   Capital LLC from
                                                                   November 1996 to
                                                                   February, 1999; Dean
                                                                   and Professor,
                                                                   College of Business
                                                                   and Management,
                                                                   University of
                                                                   Maryland from
                                                                   October, 1992 to
                                                                   November, 1996).

Joseph R. Palombo(3)(Age 50)  Trustee, and      2000              Chief Operating             94                   None
One Financial Center          Chairman of                         Officer of Columbia
Boston, MA 02111              the Board and                       Management Group,
                               President                          Inc. (Columbia
                                                                  Management Group)
                                                                  since November,
                                                                  2001; formerly Chief
                                                                  Operations Officer
                                                                  of Mutual Funds,
                                                                  Liberty Financial
                                                                  Companies, Inc. from
                                                                  August, 2000 to
                                                                  November, 2001;
                                                                  Executive Vice
                                                                  President of Stein
                                                                  Roe & Farnham
                                                                  Incorporated (Stein
                                                                  Roe) since April,
                                                                  1999; Executive Vice
                                                                  President and
                                                                  Director of the
                                                                  Advisor since April,
                                                                  1999; Director of
                                                                  Stein Roe since
                                                                  September, 2000;
                                                                  President of Liberty
                                                                  Funds and Stein Roe
                                                                  Funds since
                                                                  February, 2003;
                                                                  Trustee and Chairman
                                                                  of the Board of the
                                                                  Stein Roe Funds
                                                                  since October, 2000;
                                                                  Manager of Stein Roe
                                                                  Floating Rate
                                                                  Limited Liability
                                                                  Company since
                                                                  October, 2000
                                                                  (formerly Vice
                                                                  President of the
                                                                  Liberty Funds from
                                                                  April, 1999 to
                                                                  August, 2000; Chief
                                                                  Operating Officer
                                                                  and Chief Compliance
                                                                  Officer, Putnam
                                                                  Mutual Funds from
                                                                  December, 1993 to
                                                                  March, 1999).

(1) In December, 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Funds board.

(2) In addition to serving as a disinterested trustee of the Liberty funds, Mr. Nelson serves as a disinterested Trustee of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.

(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

(4) In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.


                                                     YEAR FIRST
                                      POSITION       ELECTED OR
          NAME, ADDRESS             WITH LIBERTY    APPOINTED TO                PRINCIPAL OCCUPATION(S)
             AND AGE                    FUNDS          OFFICE                   DURING PAST FIVE YEARS
             -------                    -----          ------                   ----------------------
Officers
Vicki L. Benjamin (Age 41)              Chief           2001      Controller of the Liberty Funds, Stein Roe Funds
One Financial Center                 Accounting                   and Liberty All-Star Funds since May, 2002;
Boston, MA 02111                     Officer and                  Chief Accounting Officer of the Liberty Funds,
                                     Controller                   Stein Roe Funds and Liberty All-Star Funds since
                                                                  June, 2001; Controller and Chief Accounting
                                                                  Officer of the Galaxy Funds since September,
                                                                  2002 (formerly Vice President, Corporate Audit,
                                                                  State Street Bank and Trust Company from May,
                                                                  1998 to April, 2001; Audit Manager from July,
                                                                  1994 to June, 1997; Senior Audit Manager from
                                                                  July, 1997 to May, 1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)         Treasurer         2000      Treasurer of the Liberty Funds and of the
One Financial Center                                              Liberty All-Star Funds since December, 2000
Boston, MA 02111                                                  (formerly Controller of the Liberty Funds and of
                                                                  the Liberty All-Star Funds from February, 1998 to October, 2000);
                                                                  Treasurer of the Stein Roe Funds since February, 2001 (formerly
                                                                  Controller from May, 2000 to February, 2001); Treasurer of the
                                                                  Galaxy Funds since September, 2002; (formerly Vice President of the Advisor from February, 1998 to October, 2000) (formerly
                                                                  Senior Tax Manager, Coopers & Lybrand, LLP from April, 1996 to
                                                                  January, 1998).



                                                     YEAR FIRST
                                      POSITION       ELECTED OR
          NAME, ADDRESS             WITH LIBERTY    APPOINTED TO                PRINCIPAL OCCUPATION(S)
             AND AGE                    FUNDS          OFFICE                   DURING PAST FIVE YEARS
             -------                    -----          ------                   ----------------------

Officers
Jean S. Loewenberg (Age 57)           Secretary         2002      Secretary of the Liberty Funds, Stein Roe Funds
One Financial Center                                              and of the Liberty All-Star Funds since
Boston, MA 02111                                                  February, 2002; General Counsel of Columbia
                                                                  Management Group since December, 2001; Senior Vice
                                                                  President since November, 1996 and Assistant
                                                                  General Counsel since September, 2002 of Fleet
                                                                  National Bank (formerly Senior Vice President and
                                                                  Group Senior Counsel of Fleet National Bank from
                                                                  November, 1996 to September, 2002).


TRUSTEE POSITIONS

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment goals and policies.

The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investmentgoals, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectuses. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

GENERAL

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all Liberty funds. For such service, each Trustee (except Mr. Palombo) receives an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the Liberty funds based on each fund's relative net assets and one-third of the fees are divided equally among the Liberty funds.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert each Fund into a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

TRUSTEE COMPENSATION

TRUSTEES AND TRUSTEES' FEES

The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2002 and the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:



                                    PENSION OR        TOTAL COMPENSATION THE
                                    RETIREMENT       FUND COMPLEX PAID TO THE
                                 BENEFITS ACCRUED   TRUSTEES FOR THE CALENDAR
                                 AS PART OF FUND     YEAR ENDED DECEMBER 31,
TRUSTEE                            EXPENSES(a)              2002(b)(c)
-------                            -----------              ----------
John A. Bacon, Jr.                     N/A                     N/A
Robert J. Birnbaum                     N/A                $24,80625,300
Tom Bleasdale                          N/A                    51,500
William W. Boyd                        N/A                     N/A
Lora S. Collins                        N/A                    96,000
James E. Grinnell                      N/A                    24,806
Douglas A. Hacker                      N/A                    98,000
Janet Langford Kelly                   N/A                    97,000
Richard W. Lowry                       N/A                   124,806
Salvatore Macera                       N/A                    98,000
William E. Mayer                       N/A                   127,806


                                    PENSION OR        TOTAL COMPENSATION THE
                                    RETIREMENT       FUND COMPLEX PAID TO THE
                                 BENEFITS ACCRUED   TRUSTEES FOR THE CALENDAR
                                 AS PART OF FUND     YEAR ENDED DECEMBER 31,
TRUSTEE                            EXPENSES(a)              2002(b)(c)
-------                            -----------              ----------
James L. Moody, Jr.                    N/A                    91,000
Charles R. Nelson                      N/A                    98,000
John J. Neuhauser                      N/A                   124,974
Joseph R. Palombo(d)                   N/A                     N/A
Thomas Stitzel                         N/A                    98,000
Thomas C. Theobald                     N/A                   102,000
Anne-Lee Verville(e)                   N/A                   102,000



                                                                   AGGREGATE
                                AGGREGATE COMPENSATION FROM   COMPENSATION FROM THE
                                  THE GROWTH FUND FOR THE       GROWTH FUND II FOR
                                     FISCAL YEAR ENDED        THE FISCAL YEAR ENDED
TRUSTEE                             OCTOBER 31, 2002(c)        OCTOBER 31, 2002(c)
-------                             -------------------        -------------------
John A. Bacon, Jr.                          N/A                        N/A
Robert J. Birnbaum                          N/A                        N/A
Tom Bleasdale                               N/A                        N/A
William W. Boyd                             N/A                        N/A
Lora S. Collins(c)                          N/A                        N/A
James E. Grinnell                           N/A                        N/A
Douglas A. Hacker                          $1,685                      $519
Janet Langford Kelly                       1,668                       514
Richard W. Lowry                           1,718                       530
Salvatore Macera                           1,685                       519
William E. Mayer                           1,771                       545
James L. Moody, Jr.                         N/A                        N/A
Charles R. Nelson                          1,685                       519
John J. Neuhauser                          1,705                       526
Joseph R. Palombo(d)                        N/A                        N/A
Thomas Stitzel                             1,686                       519
Thomas C. Theobald                         1,754                       540
Anne-Lee Verville                          1,753(e)                    540(e)


(a) The Funds do not currently provide pension or retirement plan benefits to the Trustees.

(b) As of December 31, 2002, the Liberty family of funds (Liberty Funds) consisted of 58 open-end and 11 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 40 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(c) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000, and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(d) Mr. Palombo does not receive compensation because he is an officer and affiliate of the Administrator.

(e) During the fiscal year ended October 31, 2002, , Ms. Verville deferred $866 for the Growth Fund and $266 for the Growth Fund II and in the calendar year ended December 31, 2002 Ms. Verville deferred $51,000 of her total compensation pursuant to the deferred compensation plan.


ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE


Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened five times.


GOVERNANCE COMMITTEE


Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended October 31, 2002, the Governance Committee convened two times.


ADVISORY FEES & EXPENSES COMMITTEE


Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2002, the Advisory Fees & Expenses Committee convened six times.


TRADING OVERSIGHT COMMITTEE


Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2002, the Trading Oversight Committee convened two times.


SHARE OWNERSHIP


         The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and
(ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.

                                                                                         AGGREGATE DOLLAR RANGE OF
                                                                                         EQUITY SECURITIES OWNED IN
                                  DOLLAR RANGE OF EQUITY     DOLLAR RANGE OF EQUITY        ALL FUNDS OVERSEEN BY
                                    SECURITIES OWNED IN     SECURITIES OWNED IN THE      TRUSTEE IN LIBERTY FAMILY
        NAME OF TRUSTEE               THE GROWTH FUND            GROWTH FUND II                   OF FUNDS
        ---------------               ---------------            --------------           ------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                           $0                         $0                     Over $100,000
Janet Langford Kelly                        $0                         $0                     Over $100,000
Richard W. Lowry (f)                        $0                         $0                     Over $100,000
Salvatore Macera                            $0                         $0                    $50,001-100,000
Charles R. Nelson                           $0                         $0                     Over $100,000
John J. Neuhauser (f)                       $0                         $0                     Over $100,000
Thomas E. Stitzel                           $0                         $0                    $50,001-$100,000
Thomas C. Theobald                          $0                         $0                     Over $100,000
Anne-Lee Verville(g)                        $0                         $0                           $0

INTERESTED TRUSTEES
William E. Mayer (f)                        $0                         $0                    $50,001-$100,000
Joseph R. Palombo                           $0                         $0                       $1-$10,000




(f) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

(g) Ms. Verville's share ownership in the Liberty Family of Funds is in her deferred compensation plan.



INVESTMENT ADVISOR
Under a Management Agreement with each Fund, the Advisor provides each Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of each Fund in accordance with the Fund's investment goals, programs, and restrictions as provided in the Funds' Prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of each Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Portfolio Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectuses.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors.


The directors of the Advisor are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The positions held by Mr. Palombo are listed above. Mr. Sayler is an Executive Vice President of Columbia Management, Group Inc. (Columbia Management) and the Administrator. Mr. Banks is the Chief Executive Officer and Chief Investment Officer of Columbia Management. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, New York 10022. The business address of Mr. Palombo is One Financial Center, Boston, Massachusetts 02111-2621.

Under the Management Agreements, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with the matters to which such Agreements relate, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreements.


PORTFOLIO TRANSACTIONS

The Sub-Advisor places the orders for the purchase and sale of each Fund's portfolio securities and options and futures contracts. The Sub-Advisor's overriding goals in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Sub-Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Sub-Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Sub-Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Funds may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the

Sub-Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor and Sub-Advisor, and reports are made annually to the Board of Trustees of the Funds.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for a Fund, the Sub-Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Sub-Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Funds, to such brokers or dealers to ensure the continued receipt of research products or services that the Sub-Advisor feels are useful. In certain instances, the Sub-Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Sub-Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Sub-Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Funds), while the portions of the costs attributable to non-research usage of such products or services is paid by the Sub-Advisor in cash. No person acting on behalf of the Funds is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Sub-Advisor and not all such research products or services are used in connection with the management of the Funds.

With respect to each Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Sub-Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Sub-Advisor's attention, including investment research related to the security and provided to the Funds. The Funds have arranged for their custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Funds' portfolio securities held by the Funds. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Rules of Fair Practice of the National Association of Securities Dealers.


The Sub-Advisor may use the services of Quick & Reilly, Inc. or Fleet Securities, Inc., each an affiliate of the Administrator, , when buying or selling securities for a Fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Sub-Advisor must ensure that commissions the Funds pay to affiliates of the Administrator on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Sub-Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Administrator so that the Trustees may consider whether such trades complied with these procedures and the Rule.


ADMINISTRATION AGREEMENTS
Pursuant to an Administration Agreement with each Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectuses. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust.

TRUST SERVICES AGREEMENT

Pursuant to a Trust Services Agreement, LFS provides the Growth Fund's Trust Shares with trust administration services, including tax return preparation and filing, other tax and beneficiary reporting and recordkeeping. LFS's fee is described in the Prospectuses of the Growth Fund.

PRICING AND BOOKKEEPING AGREEMENT
The Advisor is responsible for providing accounting and bookkeeping services to each Fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor pays fees to State Street under the outsourcing agreement.

Under its pricing and bookkeeping agreement with the Funds, the Advisor receives from each Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and

- in any month that a Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

          [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PRINCIPAL UNDERWRITER
LFD is the principal underwriter of the Funds' shares. LFD has no obligation to buy shares, and purchases shares only upon receipt of orders from authorized financial service firms (FSFs) or investors.


CODE OF ETHICS

The Funds, the Advisor, the Sub-Advisor, the Administrator and LFD have adopted Codes of Ethics pursuant to the requirements of the 1940 Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


12b-1 PLAN
The Growth Fund offers six classes of shares - Class A, Class B, Class C, Class E, Class F and Class Z. The Growth Fund II offers four classes of shares - Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Class except Class Z. Under the Plan, the Fund pays LFD service and distribution fees at the annual rates described in the Prospectuses. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to FSFs and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Fund shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.

SHAREHOLDER SERVICING AND TRANSFER AGENT
LFS is the Funds' shareholder servicing agent (transfer, plan and dividend disbursing agent), for which it receives a monthly fee as described later in this SAI. The agreement continues indefinitely but may be terminated by 90 days' notice by the Funds to LFS or generally by six months' notice by LFS to the Funds. The agreement limits the liability of LFS to the Funds for loss or damage incurred by the Funds to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the Funds will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CUSTODIAN
State Street Bank & Trust Company, located at 225 Franklin Street, Boston MA, 02110, is the Funds' custodian. The custodian is responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends.

INDEPENDENT ACCOUNTANTS/AUDITORS

PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, and Ernst & Young LLP, located at 200 Clarendon Street, Boston, Massachusetts 02116, are the Growth Fund and Growth Fund II's independent accountants and auditors, respectively, providing audit and tax return services, and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the reports of PricewaterhouseCoopers LLP for the Growth Fund and Ernst & Young LLP for the Growth Fund II given on the authority of said firms as experts in accounting and auditing.


OWNERSHIP OF THE FUNDS

As of record on January 31, 2003, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of each Fund.

As of record on January 31, 2003, the following shareholders owned 5% or more of one or more of each class of the Funds' then outstanding shares:


GROWTH FUND



CLASS B SHARES

Merrill Lynch Pierce Fenner & Smith           6.05%
For the Sole Benefit of its Customers
Attn: Fund Administration #97MP6
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL 32246-6484

CLASS C SHARES

Merrill Lynch Pierce Fenner & Smith            9.53%
For the Sole Benefit of its Customers
Attn: Fund Administration #97MP7
4800 Deer Lake Dr. E, 2nd Floor
Jacksonville, FL 32246-6484



CLASS Z SHARES

Philip & Evelyne Sternfeld TRS                12.98%
Evelyne Sternfeld Trust
9222 N. Keeler
Skokie, IL 60076-1628

Jonathan Lowet                                22.01%
160 E. 91st Street
New York, NY  10125-0001


GROWTH FUND II

CLASS Z SHARES

Mary Ann S. Hughes                            12.34%
11320 Malaguena Lane NE
Albuquerque, NM  87111-6884

Andrew R. Heck                                35.06%
2500 Free Union Road
Charlottesville, VA 22901-5401

As of record on January 31, 2003, there were the following number of record holders of each Fund:




                   CLASS A SHARES    CLASS B SHARES    CLASS C SHARES    CLASS E SHARES     CLASS F SHARES    CLASS Z SHARES
Growth Fund             4,056            14,623            1,960               752              1,263               2
Growth Fund II           414             2,293              398                N/A               N/A                5



FUND CHARGES AND EXPENSES

Under the Funds' management agreements, Growth Fund and Growth Fund II pay the Advisor a monthly fee based on the average daily net assets of the Funds at the annual rate of 0.60% and 0.80% for the first $500 million and 0.75% over $500 million, respectively.


Under the sub-advisory agreement for each Fund, the Advisor pays the Sub-Advisor a monthly base fee at the annual rate of 0.20% of the average daily net assets of each Fund (Base Fee), which may be adjusted to an annual rate as high as 0.25% or an annual rate as low as 0.15% depending on the Funds' performance. The total monthly fee payable to the Sub-Advisor is determined by multiplying the Base Fee by a performance adjustment rate (Performance Adjustment Rate), which is readjusted quarterly depending on the Funds' performance over a specified period of time as measured by Morningstar, Inc.'s Large Blend category for domestic equity funds. The Performance Adjustment Rates applicable to each Morningstar ranking are as follows:

                                                              PERFORMANCE
                         MORNINGSTAR RANKING                ADJUSTMENT RATE
                         Quartile 1                         1.25
                         Quartile 2                         1.00
                         Below Median                       0.75

The sub-advisory agreements also provide that the Sub-Advisor shall not receive a fee less than $350,000 per annum in the aggregate for managing both Funds. The Advisor pays the sub-advisory fees to the Sub-Advisor under the sub-advisory agreements. The Funds do not pay any fees to the Sub-Advisor.

Under the Funds' administration agreements, Growth Fund and Growth Fund II pay the Administrator a monthly fee at the annual rate of 0.25% and 0.20%, respectively, of their average daily net assets.

Under each Fund's shareholders' servicing and transfer agency agreement, each Fund pays LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of each Fund's respective total net assets for such month prior to July 1, 2001. In addition to this compensation, each Fund paid LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4.   The Fund's allocated share of LFS reimbursement out-of-pocket expenses.

Effective July 1, 2001, LFS began to receive from each Fund a fee based on the following:

- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in Fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Funds for such month; plus

- The Funds' allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. ("DST") under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (dollars in thousands)

                                                         GROWTH FUND



                                                      YEAR ENDED OCTOBER 31,
                                                   2002         2001       2000
                                                   ----         ----       ----
Management fee                                      $2,654     $3,891     $4,115
Administration fee                                   1,106      1,621      2,334
Bookkeeping fee                                        176        235        251
Shareholder services and transfer agent                975      1,118      1,217
fee
12b-1 fees:
  Service fee (Class A)                                226        330        351
  Service fee (Class B)                                732      1,080      1,144
  Service fee (Class C)                                105        159        176
  Service fee (Class E)(g)                              17         20          6
  Service fee (Class F)(g)                              25         29          8
  Distribution fee (Class B)                         2,195      3,240      3,434
  Distribution fee (Class C)                           314        472        529
  Distribution fee (Class E)(g)                          7          8          2
  Distribution fee (Class F)(g)                         75         88         22




(g) Effective February 28, 2000, Class E shares merged into Class G shares and Class G shares were redesignated Class E shares and Class F shares merged into Class H shares and Class H shares were redesignated Class F shares.




                                                                     GROWTH FUND II

                                                         YEAR ENDED OCTOBER 31, PERIOD ENDED OCTOBER 31,
                                                       2002            2001           2000
                                                       ----            ----           ----
Management fee                                        $ 473           $ 563           $ 143
Administration fee                                      118             141              36
Bookkeeping fee                                          31              34              18
Shareholders services and transfer agent fee            134             128              37
12b-1 fees:
  Service fee (Class A)                                  24              23               4
  Service fee (Class B)                                 100             126              30
  Service fee (Class C)                                  21              21               3
  Distribution fee (Class B)                            300             377              89
  Distribution fee (Class C)                             64              62              10
Fees and expenses waived or borne
  by the Advisor/Administrator                         (118)           (113)           (110)

BROKERAGE COMMISSIONS (dollars in thousands)




                                                    GROWTH FUND

                                            YEARS ENDED OCTOBER 31,
                                     2002           2001           2000
                                     ----           ----           ----
Total commissions                   $    586      $  1,069      $    906
Directed transactions                124,942       137,427       214,338
Commissions on directed                  133           187           211
transactions
Commissions paid to AlphaTrade             0             0             0
Inc.




                                                    GROWTH FUND II

                                         YEAR ENDED OCTOBER 31,  PERIOD ENDED OCTOBER 31,
                                            2002         2001            2000
                                           ----          ----            ----
Total commissions                         $     79      $    127      $     58
Directed transactions                       18,717       178,457        12,059
Commissions on directed transactions            19            20            13
Commissions paid to AlphaTrade Inc.              0             0             0

SALES CHARGES (dollars in thousands)




                                                    GROWTH FUND

                                                                   CLASS A SHARES
                                                              YEARS ENDED OCTOBER 31,
                                                           2002           2001     2000
                                                           ----           ----     ----
Aggregate initial sales charges on Fund shares sales      $  111      $  526      $1,984
Initial sales charges retained by LFD                         17          82         263
Aggregate contingent deferred sales charge (CDSC) on
  Fund redemptions retained by LFD                             0         (h)           1




                                                             CLASS B SHARES

                                                          YEARS ENDED OCTOBER 31,
                                                     2002         2001         2000
                                                     ----         ----         ----
Aggregate CDSC on Fund redemptions retained by      $1,431       $1,690       $1,083
LFD



                                                             CLASS C SHARES

                                                         YEARS ENDED OCTOBER 31,
                                                    2002        2001         2000
                                                    ----        ----         ----
Aggregate initial sales charge on Fund shares        $0         (h)          ---
sales
Aggregate CDSC on Fund redemptions retained by       $3          $9          $22
LFD




                                                       CLASS E SHARES (i)

                                                     YEARS ENDED OCTOBER 31,
                                                    2002     2001     2000
                                                    ----     ----     ----
Aggregate initial sales charges on Fund share       $10      $32      $ 0
sales

                                                       CLASS E SHARES (i)

                                                     YEARS ENDED OCTOBER 31,
                                                    2002     2001     2000
                                                    ----     ----     ----
Aggregate CDSC on Fund redemptions retained by        0        4        0
LFD




                                                            CLASS F SHARES (i)

                                                         YEARS ENDED OCTOBER 31,
                                                    2002        2001        2000
                                                    ----        ----        ----
Aggregate CDSC on Fund redemptions retained by       $0         (h)          $0
LFD



(hi) Rounds to less than one.



(i) On February 28, 2000 Class E shares were merged into Class G shares and Class F shares were merged into Class H shares. On the same date Class G shares were redesignated Class E shares and Class H shares were redesignated Class F shares.



                                     GROWTH FUND II


                                                                     CLASS A SHARES

                                                          YEAR ENDED OCTOBER 31, PERIOD ENDED OCTOBER 31,
                                                            2002        2001           2000
                                                            ----        ----           ----
Aggregate initial sales charges on Fund shares sales        $ 30        $182          $270
Initial sales charges retained by LFD                          6          30             2
Aggregate CDSCs on Fund redemption retained by LFD           (k)         (j)             0




                                                                                         CLASS B SHARES

                                                                    YEAR ENDED OCTOBER 31,         PERIOD ENDED OCTOBER
                                                                                                              31,
                                                                    2002              2001                   2000
                                                                    ----              ----                   ----
Aggregate CDSCs on Fund redemptions retained by LFD                 $212              $244                    $8




                                                                                         CLASS C SHARES

                                                                   YEAR ENDED OCTOBER 31,       PERIOD ENDED OCTOBER
                                                                                                              31,
                                                                    2002              2001                   2000
                                                                    ----              ----                   ----
Aggregate CDSCs on Fund redemptions retained by LFD                  $2                $4                     (j)



(j)  Rounds to less than one.


SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund for the fiscal year ended October 31, 2002 were:



                                                                                GROWTH FUND

                                                      CLASS A       CLASS B      CLASS C      CLASS E        CLASS F
                                                       SHARES       SHARES       SHARES        SHARES         SHARES
Fees to FSFs                                            $248         $1,027        $123          $7          $   45
Cost of sales material relating to the Fund
(including
  Printing and mailing expenses)                          31             58          16           2               4
Allocated travel, entertainment and other
promotional
  Expenses (including advertising)                        19             40          10           1               3





                                                                  GROWTH FUND II

                                                 CLASS A SHARES   CLASS B SHARES CLASS C SHARES



                                                                  GROWTH FUND II

                                                 CLASS A SHARES   CLASS B SHARES CLASS C SHARES

Fees to FSFs                                         $ 28          $237          $ 26
Cost of sales material relating to the Fund
  (including printing and mailing expenses)             6            19             6
Allocated travel, entertainment and other
  Promotional expenses (including                       3            10             3
advertising)


DETERMINATION OF NET ASSET VALUE
Each Fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time), each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Each Fund may invest in securities which are primarily listed on foreign exchanges that are open and allow trading on days on which the Funds do not determine NAV. This may significantly affect the NAV of the Funds' redeemable securities on days when an investor cannot redeem such securities. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Funds' Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Fund positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Funds' Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the Funds' NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Funds' NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Funds' Trustees.

HOW TO BUY SHARES
The Prospectuses contain a general description of how investors may buy shares of the Funds and tables of charges. This SAI contains additional information which may be of interest to investors.

The Funds will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the Funds before the Funds process that day's transactions. If the FSF fails to transmit before the Funds process that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the Funds value their shares, the price will be based on the NAV determined as of the close of the Exchange on the next day they are open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Funds must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank. Checks presented for the purchase of shares of the Funds which are returned by the purchaser's bank will subject the purchaser to a $15 service fee for each check returned. Purchases of the Growth Fund's Trust Shares require the completion and delivery of additional documentation, and will not be processed until such documentation is received by LFS in good order.

The Funds receive the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the Funds' Prospectuses less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charges. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.


Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under General Information Regarding Buying and Selling Shares in the Prospectuses. Certificates will not be issued for any class of shares of the Funds. Shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.


LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Funds' SAI) to FSF's that agree to promote the sale of shares of the Funds or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Funds' shares.




SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


AUTOMATIC INVESTMENT PLAN. (CLASSES A, B AND C ONLY) As a convenience to investors, the Funds may be purchased through the Automatic Investment Plan. Pre-authorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase Fund shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.


AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and the Advisor in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.


You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc., P.O. Box 8081, Boston, MA 02266-8081.


You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. (CLASSES A, B AND C ONLY) LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $15 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of Fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders, beneficiaries or their FSFs of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, on Class A, Class B or Class C shares or on matured Gift Shares may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES
RIGHTS OF ACCUMULATION (Class A, Class B and Class E only). Reduced sales charges on Class A, B and E shares can be effected by combining a current purchase with prior purchases of Class A, B and E shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all Liberty fund shares held by the shareholder or donor (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another Liberty fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's or donor's holdings by LFS. The Funds may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A and Class E only). Any person may qualify for reduced sales charges on purchases of Class A and E shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Liberty fund shares held by the shareholder on the date of the Statement in Liberty funds (except Class A shares of any Liberty money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market Liberty fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.

During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or E shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or the Funds to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A or E shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record. Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Fund shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of the Fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of Fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

PRIVILEGES OF EMPLOYEES OR FINANCIAL SERVICE FIRMS. Class A and E shares of the Funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Administrator, LFD and other companies affiliated with the Administrator; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A and E shares of the Funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the Funds on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The Funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and E shares of the Funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the Funds are included as an investment option in programs involving fee-based compensation arrangements and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (CLASSES B, C, E AND MATURED CLASS F SHARES). CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply to Class B or C accounts if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "How to Sell Shares - Systematic Withdrawal Plan."

3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or IRAs, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

7. TRUST SHARE TAXES. CDSCs will be waived on redemptions of Class E and F shares (i) where the proceeds are used to directly pay trust taxes, and
     (ii) where the proceeds are used to pay beneficiaries for the payment of trust taxes. -

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES
Shares may also be sold on any day the Exchange is open, either directly to the Funds or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Funds may delay selling your shares for up to 15 days in order to protect the Funds against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Funds, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Funds receive the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS, and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and IRA holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Funds' shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN (CLASS A, B AND C SHARES AND MATURED TRUST SHARES
ONLY)
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in the Funds designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election of the shareholder's investment. Withdrawals from Class B, C and F shares of the under a SWP will be treated as redemptions of shares purchased through the reinvestment of Fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of the Funds in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B, C or F share account may do so but will be subject to a CDSC ranging from 1% to 5% of the excess over 12%. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other distributions payable in shares of the Funds rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the Funds (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

The Funds may terminate a shareholder's SWP if the shareholder's Account Balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the Funds as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name", the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. Telephone redemption privileges are described in the Prospectuses.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of the Funds' net asset value, the Funds may make the payment or a portion of the payment with portfolio securities held by the Funds instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

FAST CASH (CLASSES A, B, C AND Z ONLY). As a convenience to investors, a shareholder is automatically eligible to redeem up to $100,000 from the shareholder's account in a 30-day period and have it mailed to the shareholder's address of record. This service is not available within 30 days of an address change. Shareholders wishing to avail themselves of this service, should complete the appropriate section of the Application.

HOW TO EXCHANGE SHARES

Exchanges at net asset value may be made at any time from any other continuously offered fund distributed by LFD into shares of the same class of the Funds. The Class A and B shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD (with certain exceptions) on the basis of the NAVs per share at the time of exchange and only once per twelve-month period measured from the time the account was opened. The Class C shares of the Funds may be exchanged for the same class of shares of any other continuously offered funds distributed by LFD but only one "roundtrip" exchange of such Class may be made per three-month period, measured from the date of the initial purchase. The Class Z shares of the Funds may be exchanged for the Class A or Class Z shares of any other fund distributed by LFD (with certain exceptions). The prospectus of each fund distributed by LFD describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain funds distributed by LFD are not available to residents of all states. Consult LFS before requesting an exchange.


By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes and/or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another Colonial fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
The Funds may suspend shareholders' right of redemption or postpone payment for more than seven days (i) if the Exchange is closed for other than customary weekends or holidays, (ii) during certain periods when trading on the Exchange is restricted, (iii) during any emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or (v) during any other period permitted by order of the SEC for protection of investors.

SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the Funds and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Funds or the Trust's Trustees. The Declaration provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Funds. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the Funds would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS
As described under the caption "Organization and History", the Funds will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectuses and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES AND INFORMATION
TOTAL RETURN
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the Funds, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the Funds and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e., cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. The performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Performance results reflect any voluntary fee waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these fee waivers or expense reimbursements, performance results would have been lower.

PERFORMANCE DEPICTIONS AND COMPARISONS. The Funds may compare their performance to various unmanaged indices published by such sources as listed in Appendix I. The Funds may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor, LFD or the Administrator to be reputable, and publications in the press pertaining to the Funds' performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index, Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The Funds also may present hypothetical illustrations
(i) comparing the Funds' and other mutual fund's pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the Funds may discuss or quote their current portfolio manager(s) as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the Funds' portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The Funds may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix I and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The Funds may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

From time to time, the Funds may also discuss or quote the views of LFD, the Advisor, the Administrator and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

INVESTMENT PERFORMANCE.

The Funds may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.
                                                                          n
       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years

                   ERV     =   ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Funds. The Funds' total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Funds for a specified period of time. The Funds' total return "after taxes on distributions and sale" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Funds. State and local taxes are ignored.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

     Average Annual Total Return (After Taxes on Distributions) is computed as follows:
                               n
                  ATVD = P(1+T)


Where:            P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions) n = number of years
                  ATVD = ending value of a hypothetical $1,000
                         investment made at the beginning of the
                         period, at the end of the period (or
                         fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.


Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:
                                n
                  ATVDR = P(1+T)

Where:            P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions and redemption)
                  n = number of years
              ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

The Growth Fund's Class A, Class B, Class C, Class E, Class F and Class Z share average annual total returns at October 31, 2002 were (l):




                                                 CLASS A SHARES
                                                                       PERIOD DECEMBER 30, 1996
                                                                           (EFFECTIVE DATE OF
                                                                              REGISTRATION)
                                       1 YEAR             5 YEARS       THROUGH OCTOBER 31, 2002
                                       ------                           ------------------------
With sales charge of 5.75%
    Return Before Taxes               (19.20)%            (3.18)%                 0.28%
    Return After Taxes on
Distributions                         (19.20)%            (3.18)%                 0.28%
    Return After Taxes on
Distributions and
        Sale of Fund Shares           (11.79)%            (2.51)%                 0.22%

Without sales charge
    Return Before Taxes               (14.27)%            (2.02)%                 1.30%
    Return After Taxes on
Distributions                         (14.27)%            (2.02)%                 1.30%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (8.76)%            (1.61)%                 1.05%




                                             CLASS B SHARES
                                                                        PERIOD DECEMBER 30, 1996
                                                                           (EFFECTIVE DATE OF
                                                                              REGISTRATION)
                                       1 YEAR             5 YEARS       THROUGH OCTOBER 31, 2002
                                       ------                           ------------------------
With applicable CDSC
    Return Before Taxes               (19.23)%            (3.17)%                 0.35%
    Return After Taxes on
Distributions                         (19.23)%            (3.17)%                 0.35%
    Return After Taxes on
Distributions and
        Sale of Fund Shares           (11.81)%            (2.50)%                 0.28%

Without CDSC
    Return Before Taxes               (14.98)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions                         (14.98)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (9.19)%            (2.19)%                 0.42%





                                                         CLASS C SHARES

                                                                        PERIOD DECEMBER 30, 1996
                                                                           (EFFECTIVE DATE OF
                                                                              REGISTRATION)
                                       1 YEAR             5 YEARS       THROUGH OCTOBER 31, 2002
                                       ------                           ------------------------
With applicable CDSC
    Return Before Taxes               (15.76)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions                         (15.76)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (9.67)%            (2.19)%                 0.42%


                                                         CLASS C SHARES

                                                                        PERIOD DECEMBER 30, 1996
                                                                           (EFFECTIVE DATE OF
                                                                              REGISTRATION)
                                       1 YEAR             5 YEARS       THROUGH OCTOBER 31, 2002
                                       ------                           ------------------------
Without CDSC
    Return Before Taxes               (14.91)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions                         (14.91)%            (2.78)%                 0.52%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (9.15)%            (2.19)%                 0.42%





                                                CLASS E SHARES(m)
                                                                                 PERIOD DECEMBER 30, 1996
                                                                                    (EFFECTIVE DATE OF
                                                                                       REGISTRATION)
                                        1 YEAR                 5 YEARS           THROUGH OCTOBER 31, 2002
                                        ------                 -------           ------------------------
With sales charge of 4.50%
    Return Before Taxes                (18.19)%                (2.98)%                     0.43%
    Return After Taxes on
Distributions                          (18.19)%                (2.98)%                     0.43%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (11.17)%                (2.35)%                     0.34%

Without sales charge
    Return Before Taxes                (14.33)%                (2.08)%                     1.22%
    Return After Taxes on
Distributions                          (14.33)%                (2.08)%                     1.22%
    Return After Taxes on
Distributions and
        Sale of Fund Shares             (8.80)%                (1.65)%                     0.98%


                                                CLASS F SHARES(m)


                                                                                 PERIOD DECEMBER 30, 1996
                                                                                    (EFFECTIVE DATE OF
                                                                                       REGISTRATION)
                                        1 YEAR                 5 YEARS           THROUGH OCTOBER 31, 2002
                                        ------                 -------           ------------------------
With applicable CDSC
    Return Before Taxes                (19.14)%                (3.15)%                     0.39%
    Return After Taxes on
Distributions                          (19.14)%                (3.15)%                     0.39%
    Return After Taxes on
Distributions and
        Sale of Fund Shares            (11.75)%                (2.48)%                     0.31%

Without CDSC
    Return Before Taxes                (14.88)%                (2.75)%                     0.55%
    Return After Taxes on
Distributions                          (14.88)%                (2.75)%                     0.55%
    Return After Taxes on
Distributions and
        Sale of Fund Shares             (9.14)%                (2.18)%                     0.44%




                                                  CLASS Z SHARES

                                                                                   PERIOD DECEMBER 30, 1996
                                                                                     (EFFECTIVE DATE OF
                                                                                        REGISTRATION)
                                                                                     THROUGH OCTOBER 31,
                                        1 YEAR                 5 YEARS                    2002(n)
                                        -------                -------             -------------------
    Return Before Taxes                (14.11)%                (1.86)%                     1.44%
    Return After Taxes on
Distributions                          (14.11)%                (1.86)%                     1.44%
    Return After Taxes on
Distributions and
        Sale of Fund Shares             (8.66)%                (1.48)%                     1.16%

(l) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See a Prospectus for details.

(m) On February 28, 2000, Class E shares were merged into Class G shares and Class G shares were redesignated Class E shares and Class F shares were merged into Class H shares and Class H shares were redesignated Class F shares.

(n) Class Z is a newer class of shares. Its performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class of shares. Class A share returns are not restated to reflect any differences in expenses between Class A shares and the newer class of shares. If differences in expenses were reflected, the returns for periods prior to the inception of the newer class of shares would be higher since Class Z shares are not subject to sales charges or service fees. Class A shares were initially offered on December 30, 1996 and Class Z shares were initially offered on January 11, 1999.

The Growth Fund II's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 2002 were (o):



                                                            CLASS A SHARES
                                                                               PERIOD MARCH 7, 2000
                                                                           (COMMENCEMENT OF INVESTMENT
                                                                                   OPERATIONS)
                                                      1 YEAR                 THROUGH OCTOBER 31, 2002
                                                      ------                 ------------------------
With sales charge of 5.75%
    Return Before Taxes                              (17.38)%                        (20.45)%
    Return After Taxes on Distributions              (17.38)%                        (20.45)%
    Return After Taxes on Distributions
       and Sale of Fund Shares                       (10.67)%                        (15.68)%

Without sales charge
    Return Before Taxes                              (12.37)%                        (18.66)%
    Return After Taxes on Distributions              (12.37)%                        (18.66)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                         (7.60)%                        (14.37)%





                                                                     CLASS B SHARES

                                                                               PERIOD MARCH 7, 2000
                                                                           (COMMENCEMENT OF INVESTMENT
                                                                                   OPERATIONS)
                                                      1 YEAR                 THROUGH OCTOBER 31, 2002
                                                      ------                 ------------------------
With applicable CDSC
    Return Before Taxes                              (17.39)%                        (20.20)%
    Return After Taxes on Distributions              (17.39)%                        (20.20)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                        (10.68)%                        (15.50)%

Without CDSC
    Return Before Taxes                              (13.04)%                        (19.28)%
    Return After Taxes on Distributions              (13.04)%                        (19.28)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                         (8.01)%                        (14.83)%





                                                                 CLASS C SHARES

                                                                               PERIOD MARCH 7, 2000
                                                                           (COMMENCEMENT OF INVESTMENT
                                                                                   OPERATIONS)
                                                      1 YEAR                 THROUGH OCTOBER 31, 2002
                                                      ------                 ------------------------
With applicable CDSC
    Return Before Taxes                              (13.95)%                        (19.37)%
    Return After Taxes on Distributions              (13.95)%                        (19.37)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                         (8.56)%                        (14.89)%

Without CDSC
    Return Before Taxes                              (13.08)%                        (19.37)%
    Return After Taxes on Distributions              (13.08)%                        (19.37)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                         (8.03)%                        (14.89)%

                                                               CLASS Z SHARES

                                                                             PERIOD MARCH 7, 2000
                                                                          (COMMENCEMENT OF INVESTMENT
                                                                                  OPERATIONS)
                                                      1 YEAR               THROUGH OCTOBER 31, 2002
                                                      ------                 ------------------------
    Return Before Taxes                              (12.33)%                      (18.52)%
    Return After Taxes on Distributions              (12.33)%                      (18.52)%
    Return After Taxes on Distributions
      and Sale of Fund Shares                         (7.57)%                      (14.27)%




(o) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See the relevant Prospectus for details.

                                   APPENDIX I
                                DECEMBER 31, 2002



                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
CREDIT SUISSE FIRST BOSTON
              CSFB High Yield Index                                        3.11
              CSFB Leveraged Loan Index                                    1.11


LEHMAN BROTHERS:
              Lehman General Obligation Index                              9.19
              Lehman Quality Intermediate Muni Bond Index                  9.23
              Lehman 3-15 Year Blend                                       9.66


LIPPER, INC.
              AMEX Composite Index P                                      -2.74
              AMEX Computer Tech IX P                                    -34.32
              AMEX Institutional IX P                                    -24.34
              AMEX Major Market IX P                                     -14.37
              Bse Sensex Index                                             3.52
              CAC 40: FFR IX P                                           -33.75
              CD Rate 1 Month Index Tr                                     1.73
              CD Rate 3 Month Index Tr                                     1.74
              CD Rate 6 Month Index Tr                                     1.81
              Consumer Price Index                                         2.38
              DAX:DM IX TR                                               -43.94
              Dow Jones 65 Comp Av P                                     -17.88
              Dow Jones Ind Average P                                    -16.76
              Dow Jones Ind Dly Reinv                                    -15.01
              Dow Jones Ind Mth Reinv                                    -15.04
              Dow Jones Trans Av P                                       -12.50
              Dow Jones Trans Av Tr                                      -11.48
              Dow Jones Util Av P                                        -26.79
              Dow Jones Util Av Tr                                       -23.38
              Ft/S&P Act Wld Ex US IX                                    -16.63
              Jakarta Composite Index                                      8.39
              Jasdaq Index:Yen P                                         -18.45
              Lehman 1-3 Govt/Cred Tr                                      6.28
              Lehman 1-3 Govt/Credit P                                     1.12
              Lehman Aggregate Bd P                                        4.39
              Lehman Aggregate Bd Tr                                      10.25
              Lehman Cr Bd Int P                                           3.35
              Lehman Cr Bd Int Tr                                         10.14
              Lehman Govt Bd Int P                                         4.32
              Lehman Govt Bd Int Tr                                        9.64
              Lehman Govt Bd Long P                                       10.20
              Lehman Govt Bd Long Tr                                      16.99
              Lehman Govt Bd P                                             5.82
              Lehman Govt Bd Tr                                           11.50
              Lehman Govt/Cr Bd P                                          4.77


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              Lehman Govt/Cr Bd Tr                                        11.04
              Lehman Govt/Cr Int P                                         3.86
              Lehman Govt/Cr Int Tr                                        9.84
              Lehman High Yield P                                        -10.17
              Lehman High Yield Tr                                        -1.41
              Lehman Muni 10 Yr IX P                                       5.02
              Lehman Muni 10 Yr IX Tr                                     10.17
              Lehman Muni 3 Yr IX P                                        1.68
              Lehman Muni 3 Yr IX Tr                                       6.72
              Lehman Muni 5 Yr IX Tr                                       9.27
              Lehman Muni Bond IX P                                        4.34
              Lehman Muni Bond IX Tr                                       9.60
              ML 10+ Yr Treasury IX Tr                                    16.77
              ML 100 Tech IX TR                                          -41.54
              ML 10Yr Strip TR Ix                                         21.00
              ML 1-10 YR CORP BD IX P                                      2.96
              ML 1-10 YR CORP BD IX TR                                     9.82
              ML 1-3 Yr Muni IX P                                          0.50
              ML 1-3 Yr Muni IX Tr                                         4.96
              ML 1-3 Yr Treasury IX P                                      0.98
              ML 1-3 Yr Treasury IX Tr                                     5.76
              ML 1-5 Yr Gv/Cp Bd IX P                                      2.43
              ML 1-5 Yr Gv/Cp Bd IX Tr                                     7.91
              ML 15 Yr Mortgage IX P                                       4.02
              ML 15 Yr Mortgage IX Tr                                      9.28
              ML 1-5 Yr Treasury IX P                                      2.39
              ML 1-5 Yr Treasury IX Tr                                     7.47
              ML 15+ Yr Treasury IX TR                                    17.08
              ML 15Yr Strip TR IX                                         22.27
              ML 20Yr Strip TR IX                                         20.76
              ML 25Yr Strip TR IX                                         21.22
              ML 3 MO T-Bill IX Tr                                         1.78
              ML 3-5 Yr Govt IX P                                          5.57
              ML 3-5 Yr Govt IX Tr                                        11.22
              ML 3-7 Yr Muni IX Tr                                        10.10
              ML 5-10Yr Treasury IX TR                                    13.76
              ML 5Yr strip TR IX                                          14.63
              ML 7-12 YR MUNI IX P                                         6.20
              ML 7-12 YR MUNI IX TR                                       11.46
              ML ALL CV EX ID IX                                          -3.87
              ML AUS GOVT IX TR                                           -9.39
              ML AUSTRIAN GOVT P                                          23.77
              ML AUSTRIAN GOVT TR                                         29.83
              ML BELGIAN GOVERNMENTS P                                    23.19
              ML BELGIAN GOVTS TR                                         30.24
              ML Corp Master Index P                                       3.07
              ML Corp Master Index Tr                                     10.17
              ML CV BD SPEC QUAL IX P                                     -5.39
              ML CV BD SPEC QUAL IX TR                                    -1.73
              ML DANISH GOVTS P                                           22.19
              ML DANISH GOVTS TR                                          29.37
              ML DUTCH GOVERNMENTS P                                      22.86
              ML DUTCH GOVTS TR                                           29.52
              ML EM BRADY BD IX                                            7.36


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              ML EM EUR/MIDEAST AFR P                                     13.44
              ML EM EUR/MIDEAST AFR TR                                    22.81
              ML EM LATIN AMERICA P IX                                    -3.79
              ML EM LATIN AMERICA TR                                       5.89
              ML EMG MKT ASIA P IX                                         7.49
              ML EMG MKT ASIA TR IX                                       17.64
              ML EMG MKT EU ME AFR P                                      16.18
              ML EMG MKT EU ME AFR TR                                     26.45
              ML EMG MKT LATIN AM P IX                                    -8.23
              ML EMG MKT LATIN AM TR                                       2.18
              ML EMU BROAD MARKET TR                                      28.84
              ML EMU BROAD MKT P IX                                       22.41
              ML EMU DIRECT GOVTS P IX                                    22.83
              ML EMU DIRECT GOVTS TR                                      29.39
              ML EURO HIGH YIELD P IX                                      1.97
              ML EURO HIGH YIELD TR IX                                    12.01
              ML FINNISH GOVTS P IX                                       22.65
              ML FINNISH GOVTS TR  IX                                     29.51
              ML FRENCH GOVTS P IX                                        24.84
              ML FRENCH GOVTS TR IX                                       31.56
              ML GERMAN FED GOVTS P                                       22.68
              ML GERMAN FED GOVTS TR                                      28.83
              ML GLBL BOND INDEX TR IX                                    16.06
              ML Glbl Govt Bond Inx P                                     12.11
              ML Glbl Govt Bond Inx Tr                                    17.05
              ML Glbl Gv Bond IX II P                                     14.26
              ML Glbl Gv Bond IX II Tr                                    19.54
              ML GLBL GVT BND IX II TR                                    22.67
              ML GLOBAL BOND IX P                                         10.36
              ML GLOBAL EM SOV P IX                                       -1.87
              ML GLOBAL EM SOV TR IX                                      13.29
              ML GLOBAL HIGH YIELD P I                                   -10.43
              ML GLOBAL HIGH YIELD TR                                     -1.90
              ML Gov/ Corp Master IX T                                    10.95
              ML Govt Master Index P                                       5.58
              ML Govt Master Index Tr                                     11.30
              ML Govt/Corp Master IX P                                     4.71
              ML HIGH YLD MASTER 2  P                                    -10.41
              ML HIGH YLD MASTER 2  TR                                    -1.89
              ML High Yld Master IX P                                    -10.03
              ML High Yld Master IX Tr                                    -1.14
              ML ITALIAN GOVTS P IX                                       22.67
              ML ITALIAN GOVTS TR IX                                      29.35
              ML JPN GOVT IX TR                                           76.13
              ML LA  BRADY BD IX                                           0.34
              ML Master Muni IX Tr                                        10.73
              ML Mortgage Master IX P                                      4.10
              ML Mortgage Master IX Tr                                     9.41
              ML MUNI 22-52 yr DUR TR                                     10.70
              ML Muni 7-12 Dur TR IX                                      11.46
              ML Norwegian Govts P IX                                     32.82
              ML Norwegian Govts TR IX                                    40.99
              ML PAN-EURO GOVT IX                                         28.58
              ML Portugese Govts P IX                                     23.40



                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              ML Portugese Govts TR IX                                    29.79
              ML Spanish Govts P IX                                       23.28
              ML Spanish Govts TR IX                                      29.91
              ML Sterling Hi Yld P IX                                    -10.79
              ML Sterling Hi Yld TR IX                                    -2.56
              ML Swedish Govts P IX                                       24.74
              ML Swedish Govts TR IX                                      31.82
              ML Swiss Govts P IX                                         29.74
              ML Swiss Govts TR IX                                        34.73
              ML Treasury Master IX P                                      5.72
              ML Treasury Master IX Tr                                    11.57
              ML UK Gilts P IX                                            14.79
              ML UK Gilts TR IX                                           21.87
              ML US CP/GV 10+ YR IX P                                      7.69
              ML US CP/GV 10+ YR IX TR                                    14.96
              ML US DOM MASTER  IX P                                       4.49
              ML US DOM MASTER  IX TR                                     10.41
              MSCI AC Americas Free GD                                   -22.32
              MSCI AC Americas Free ID                                   -23.61
              MSCI AC ASIA FR DGD                                         -9.74
              MSCI AC ASIA FR DND                                         -9.91
              MSCI AC Asia Fr-Ja IX GD                                    -8.33
              MSCI AC Asia Fr-Ja IX ID                                   -10.19
              MSCI AC ASIA PAC FR DGD                                     -8.34
              MSCI AC ASIA PAC FR DND                                     -8.62
              MSCI AC ASIA PAC FR P IX                                    -9.78
              MSCI AC Asia Pac Fr-J GD                                    -5.11
              MSCI AC Asia Pac FR-J IX                                    -7.57
              MSCI AC Asia Pac Fr-J ND                                    -5.57
              MSCI AC Europe IX GD                                       -17.85
              MSCI AC Europe IX ID                                       -19.86
              MSCI AC Fe Free IX GD                                       -9.96
              MSCI AC Fe Free IX ID                                      -11.07
              MSCI AC Fe Fr-Ja IX GD                                      -9.23
              MSCI AC Fe Fr-Ja IX ID                                     -11.05
              MSCI AC FE FR-JA IX ND                                      -9.37
              MSCI AC Pac Fr-Jpn IX GD                                    -5.50
              MSCI AC Pac Fr-Jpn IX ID                                    -7.96
              MSCI AC Pacific FR IX ID                                    -9.93
              MSCI AC WLD FR VAL IX GD                                   -18.95
              MSCI AC WLD FR-US GR DGD                                   -14.73
              MSCI AC World Free IX GD                                   -18.98
              MSCI AC World Free Ix ID                                   -20.51
              MSCI AC World Free IX ND                                   -19.32
              MSCI AC World Fr-USA GD                                    -14.67
              MSCI AC World Fr-USA ID                                    -16.53
              MSCI AC WRLD FR GR DGD                                     -19.07
              MSCI AC Wrld Fr-Ja IX GD                                   -19.78
              MSCI AC Wrld Fr-Ja IX ID                                   -21.37
              MSCI AC WRLD FR-US V DGD                                   -14.63
              MSCI Argentina IX GD                                       -50.55
              MSCI Argentina IX ID                                       -50.99
              MSCI Australia IX GD                                        -0.28
              MSCI Australia IX ID                                        -3.76


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              MSCI Australia IX ND                                        -1.34
              MSCI Austria IX GD                                          17.28
              MSCI Austria IX ID                                          14.36
              MSCI Austria IX ND                                          16.55
              MSCI Belgium IX GD                                         -14.23
              MSCI Belgium IX ID                                         -17.15
              MSCI Belgium IX ND                                         -14.97
              MSCI BRAZIL FREE IX GD                                     -30.65
              MSCI BRAZIL FREE IX ID                                     -33.78
              MSCI Canada IX GD                                          -12.78
              MSCI Canada IX ID                                          -14.38
              MSCI Canada IX ND                                          -13.19
              MSCI Chile IX GD                                           -19.81
              MSCI Chile IX ID                                           -21.66
              MSCI China ID GD                                           -14.05
              MSCI China IX ID                                           -16.17
              MSCI China IX ND                                           -14.04
              MSCI Colombia IX GD                                         25.36
              MSCI Colombia IX ID                                         18.26
              MSCI Czech Rep IX GD                                        44.16
              MSCI Czech Rep IX ID                                        40.86
              MSCI Denmark IX GD                                         -15.63
              MSCI Denmark IX ID                                         -17.03
              MSCI Denmark IX ND                                         -16.03
              MSCI EAFE - JAPAN IX ND                                    -17.39
              MSCI EAFE - UK IX GD                                       -15.98
              MSCI EAFE - UK IX ID                                       -17.58
              MSCI EAFE - UK IX ND                                       -16.36
              MSCI EAFE + Canada IX GD                                   -15.51
              MSCI EAFE + Canada IX ID                                   -17.36
              MSCI EAFE + Canada IX ND                                   -15.80
              MSCI EAFE + EMF IX GD                                      -14.76
              MSCI EAFE + EMF IX ID                                      -16.63
              MSCI EAFE Fr IX ID                                         -17.52
              MSCI EAFE Fr IX ND                                         -15.94
              MSCI EAFE GDP Wt IX GD                                     -15.57
              MSCI EAFE GDP Wt IX ID                                     -17.30
              MSCI EAFE GDP Wt IX ND                                     -15.90
              MSCI EAFE GROWTH IX GD                                     -15.76
              MSCI EAFE GROWTH IX ID                                     -17.49
              MSCI EAFE GROWTH IX ND                                     -16.02
              MSCI EAFE IX GD                                            -15.66
              MSCI EAFE IX ID                                            -17.52
              MSCI EAFE IX ND                                            -15.94
              MSCI EAFE SM CAP IX ID                                      -9.58
              MSCI EAFE VALUE IX GD                                      -15.60
              MSCI EAFE VALUE IX ID                                      -17.59
              MSCI EAFE VALUE IX ND                                      -15.91
              MSCI EASEA IX GD                                           -17.08
              MSCI EASEA IX ID                                           -19.19
              MSCI EASEA IX ND                                           -17.39
              MSCI Em Eur/Mid East GD                                     -7.88
              MSCI Em Eur/Mid East ID                                     -9.07
              MSCI Em Europe IX GD                                         4.51


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              MSCI Em Europe IX ID                                         2.88
              MSCI EMF Asia IX GD                                         -4.75
              MSCI EMF Asia IX ID                                         -6.25
              MSCI EMF Far East IX GD                                     -5.75
              MSCI EMF Far East IX ID                                     -7.14
              MSCI EMF Growth IX ID                                       -9.37
              MSCI EMF IX DND                                             -6.17
              MSCI EMF IX GD                                              -6.00
              MSCI EMF IX ID                                              -7.97
              MSCI EMF Latin Am IX GD                                    -22.45
              MSCI EMF Latin Am IX ID                                    -24.79
              MSCI EMF Latin Am IX ND                                    -22.50
              MSCI EMF Value IX ID                                        -6.52
              MSCI EURO UNION GR IX GD                                   -20.09
              MSCI Europe - UK IX GD                                     -19.87
              MSCI Europe - UK IX ID                                     -21.56
              MSCI Europe - UK IX ND                                     -20.30
              MSCI Europe GDP Wt IX ID                                   -20.11
              MSCI Europe Growth ND                                      -18.54
              MSCI Europe IX GD                                          -18.09
              MSCI Europe IX ID                                          -21.11
              MSCI Europe IX ND                                          -18.38
              MSCI European Union GD                                     -19.10
              MSCI European Union ID                                     -21.23
              MSCI EUROPEAN VL IX GD                                     -17.98
              MSCI Far East Free IX ID                                   -11.88
              MSCI Far East IX GD                                        -10.82
              MSCI Far East IX ID                                        -11.88
              MSCI Far East IX ND                                        -10.97
              MSCI Finland IX GD                                         -29.94
              MSCI Finland IX ID                                         -31.23
              MSCI Finland IX ND                                         -30.31
              MSCI France IX GD                                          -20.83
              MSCI France IX ID                                          -22.21
              MSCI France IX ND                                          -21.18
              MSCI Germany IX GD                                         -32.90
              MSCI Germany IX ID                                         -34.06
              MSCI Germany IX ND                                         -33.18
              MSCI Greece IX GD                                          -25.26
              MSCI Greece IX ID                                          -28.18
              MSCI Hong Kong IX GD                                       -17.79
              MSCI Hong Kong IX ID                                       -20.63
              MSCI Hongkong IX ND                                        -17.79
              MSCI Hungary IX GD                                          30.69
              MSCI Hungary IX ID                                          28.88
              MSCI India IX GD                                             8.37
              MSCI India IX ID                                             5.93
              MSCI Indonesia FR IX GD                                     42.82
              MSCI Indonesia FR IX ID                                     38.10
              MSCI Ireland IX ID                                         -28.07
              MSCI Israel Dom IX ID                                      -12.42
              MSCI Israel IX ID                                          -31.55
              MSCI Israel Non Dom Ixid                                   -66.63
              MSCI Italy IX GD                                            -6.32


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              MSCI Italy IX ID                                           -10.00
              MSCI Italy IX ND                                            -7.33
              MSCI JAPAN GROWTH IX GD                                    -11.06
              MSCI Japan IX GD                                           -10.11
              MSCI Japan IX ID                                           -10.96
              MSCI Japan IX ND                                           -10.28
              MSCI Japan Sm Cap IX ND                                     -5.18
              MSCI JAPAN VALUE IX GD                                      -8.96
              MSCI Jordan IX GD                                            4.52
              MSCI Jordan IX ID                                            2.53
              MSCI Kokusai IX GD                                         -20.43
              MSCI Kokusai IX ID                                         -22.01
              MSCI Kokusai IX ND                                         -20.79
              MSCI Korea IX GD                                             8.62
              MSCI Korea IX ID                                             7.43
              MSCI Malaysia Free Ix GD                                    -0.66
              MSCI Malaysia Free IX ID                                    -2.66
              MSCI Mexico Free IX GD                                     -13.31
              MSCI Mexico Free IX ID                                     -15.04
              MSCI N American G IX ID                                    -23.51
              MSCI N American Vl IX ID                                   -23.83
              MSCI Netherland IX GD                                      -20.26
              MSCI Netherland IX ID                                      -22.53
              MSCI Netherland IX ND                                      -20.83
              MSCI New Zealand IX GD                                      26.09
              MSCI New Zealand IX ID                                      20.03
              MSCI New Zealand IX ND                                      24.24
              MSCI Nordic IX GD                                          -25.42
              MSCI Nordic IX ID                                          -26.90
              MSCI Nordic IX ND                                          -25.84
              MSCI Norway IX GD                                           -6.67
              MSCI Norway IX ID                                           -9.02
              MSCI Norway IX ND                                           -7.26
              MSCI Nth Amer IX GD                                        -22.35
              MSCI Nth Amer IX ID                                        -23.62
              MSCI Nth Amer IX ND                                        -22.73
              MSCI Pac - Japan IX GD                                      -5.78
              MSCI Pac - Japan IX ID                                      -9.00
              MSCI Pac - Japan IX ND                                      -6.42
              MSCI PAC FREE GR IX GD                                      -9.20
              MSCI PAC FREE VL IX GD                                      -8.77
              MSCI PAC FR-JPN GR IX GD                                    -3.34
              MSCI PAC FR-JPN VL IX GD                                    -8.04
              MSCI Pacific Free Ix GD                                     -9.01
              MSCI Pacific Free IX ID                                    -10.43
              MSCI Pacific Fr-Jpn ID                                      -9.00
              MSCI Pacific IX GD                                          -9.01
              MSCI Pacific IX ID                                         -10.43
              MSCI Pacific IX ND                                          -9.29
              MSCI Pakistan IX GD                                        153.95
              MSCI Pakistan IX ID                                        122.38
              MSCI Peru IX GD                                             29.11
              MSCI Peru IX ID                                             25.42
              MSCI Philippines FR DG                                     -28.98

                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              MSCI Philippines FR GD                                     -30.48
              MSCI Portugal IX GD                                        -13.19
              MSCI Portugal IX ID                                        -15.48
              MSCI Russia IX GD                                           15.71
              MSCI Russia IX ID                                           13.87
              MSCI Singapore Fr IX GD                                    -11.05
              MSCI Singapore Fr IX ID                                    -13.09
              MSCI South Africa IX GD                                     27.99
              MSCI South Africa IX ID                                     23.26
              MSCI Spain IX GD                                           -14.93
              MSCI Spain IX ID                                           -16.88
              MSCI Spain IX ND                                           -15.29
              MSCI Sri Lanka IX GD                                        34.64
              MSCI Sri Lanka IX ID                                        29.76
              MSCI Sweden IX GD                                          -30.07
              MSCI Sweden IX ID                                          -31.47
              MSCI Sweden IX ND                                          -30.49
              MSCI Swtzrlnd IX GD                                         -9.96
              MSCI Swtzrlnd IX ID                                        -10.95
              MSCI Swtzrlnd IX ND                                        -10.31
              MSCI Taiwan IX GD                                          -24.45
              MSCI Taiwan IX ID                                          -25.38
              MSCI Thailand Free IX GD                                    27.59
              MSCI Thailand Free IX ID                                    24.32
              MSCI Turkey IX GD                                          -35.70
              MSCI Turkey IX ID                                          -36.49
              MSCI UK IX GD                                              -15.23
              MSCI UK IX ID                                              -17.77
              MSCI UK IX ND                                              -15.23
              MSCI USA IX GD                                             -22.71
              MSCI USA IX ID                                             -23.97
              MSCI USA IX ND                                             -23.09
              MSCI Venezuela IX GD                                       -15.82
              MSCI Venezuela IX ID                                       -18.57
              MSCI World - UK IX GD                                      -20.07
              MSCI World - UK IX ID                                      -21.46
              MSCI World - UK IX ND                                      -20.45
              MSCI World - USA IX GD                                     -15.51
              MSCI World - USA IX ID                                     -17.36
              MSCI World - USA IX ND                                     -15.80
              MSCI World Free IX ND                                      -19.89
              MSCI World GDP Wt IX ID                                    -20.26
              MSCI WORLD GROWTH IX ID                                    -20.93
              MSCI World IX Free ID                                      -21.06
              MSCI World IX GD                                           -19.54
              MSCI World IX ID                                           -21.06
              MSCI World IX ND                                           -19.89
              MSCI WORLD IX SC DGD IX                                    -15.69
              MSCI WORLD IX SC DND IX                                    -16.01
              MSCI WORLD IX VALUE                                        -19.55
              MSCI WORLD VALUE IX ID                                     -21.25
              MSCI WORLD-USA GR IX GD                                    -15.46
              MSCI World-USA VL IX GD                                    -15.59
              MSCI Wrld - Austrl IX GD                                   -19.85


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              MSCI Wrld - Austrl IX ID                                   -21.33
              MSCI Wrld - Austrl IX ND                                   -20.18
              MSCI WRLD CON DISC ID                                      -23.19
              MSCI WRLD CON STAPLES ID                                    -4.82
              MSCI WRLD ENERGY ID                                         -8.38
              MSCI WRLD EX USA SC GD                                      -7.05
              MSCI WRLD EX USA SC ID                                      -9.11
              MSCI WRLD EX USA SC ND                                      -7.42
              MSCI WRLD FINANCIALS GD                                    -15.93
              MSCI WRLD FINANCIALS ID                                    -18.00
              MSCI WRLD FREE GR DGD IX                                   -19.61
              MSCI WRLD HEALTHCARE GD                                    -17.68
              MSCI WRLD HEALTHCARE ID                                    -18.88
              MSCI WRLD INDUSTRIALS ID                                   -23.53
              MSCI WRLD INFO TECH GD                                     -38.58
              MSCI WRLD INFO TECH ID                                     -38.80
              MSCI WRLD MATERIALS ID                                      -6.34
              MSCI WRLD TECH HDWR GD                                     -40.52
              MSCI WRLD TECH HDWR ID                                     -40.78
              MSCI WRLD TELECOM GD                                       -28.54
              MSCI WRLD TELECOM ID                                       -30.37
              MSCI WRLD UTILITIES ID                                     -18.63
              NASDAQ 100 IX P                                            -37.58
              NASDAQ Bank IX P                                             4.52
              NASDAQ Composite IX P                                      -31.53
              NASDAQ Industrial IX P                                     -25.88
              NASDAQ Insurance IX P                                       -1.84
              NASDAQ Natl Mkt Cmp IX                                     -31.71
              NASDAQ Natl Mkt Ind IX                                     -26.05
              NASDAQ Transport IX P                                        0.99
              Nikkei 225 Avg:Yen P                                       -18.63
              NYSE Composite P                                           -19.83
              NYSE Finance IX P                                          -14.02
              NYSE Industrials IX P                                      -20.63
              NYSE Transportation IX                                      -9.80
              NYSE Utilities IX P                                        -29.34
              Philippines Composite IX                                      N/A
              PSE Technology IX P                                        -33.33
              Russell 1000 Grow Ix                                       -28.58
              Russell 1000 Grow IX Tr                                    -27.88
              Russell 1000 IX P                                          -22.94
              Russell 1000 IX Tr                                         -21.65
              Russell 1000 Value Ix                                      -17.48
              Russell 1000 Value IX Tr                                   -15.52
              Russell 2000 Grow Ix                                       -30.69
              Russell 2000 Grow IX Tr                                    -30.26
              Russell 2000 IX P                                          -21.58
              Russell 2000 IX Tr                                         -20.48
              Russell 2000 Value Ix                                      -13.24
              Russell 2000 Value IX Tr                                   -11.43
              RUSSELL 2500 GROW IX P                                     -29.45
              RUSSELL 2500 GROW IX TR                                    -29.09
              RUSSELL 2500 IX P                                          -18.99
              RUSSELL 2500 IX TR                                         -17.80


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              RUSSELL 2500 VALUE IX P                                    -11.77
              RUSSELL 2500 VALUE IX TR                                    -9.87
              RUSSELL 3000 GROW IX P                                     -28.71
              RUSSELL 3000 GROW IX TR                                    -28.03
              Russell 3000 IX P                                          -22.81
              Russell 3000 IX Tr                                         -21.54
              RUSSELL 3000 VALUE IX P                                    -17.13
              RUSSELL 3000 VALUE IX TR                                   -15.18
              RUSSELL MDCP VALUE IX P                                    -11.68
              RUSSELL MDCP VALUE IX TR                                    -9.64
              Russell Midcap G IX TR                                     -27.41
              RUSSELL MIDCAP GR IX P                                     -27.67
              RUSSELL MIDCAP IX P                                        -17.47
              RUSSELL MIDCAP IX TR                                       -16.19
              RUSSELL SMCP CMPT GRO P                                    -30.24
              RUSSELL SMCP CMPT GRO TR                                   -29.95
              RUSSELL SMCP CMPT IX P                                     -21.30
              RUSSELL SMCP CMPT IX TR                                    -20.23
              RUSSELL SMCP CMPT VAL IX                                   -11.54
              RUSSELL SMCP CMPT VAL P                                    -13.39
              RUSSELL TOP 200 GRO IX P                                   -28.76
              RUSSELL TOP 200 GROW  IX                                   -27.98
              RUSSELL TOP 200 IX P                                       -24.64
              RUSSELL TOP 200 IX TR                                      -23.36
              RUSSELL TOP 200 VAL IX P                                   -19.93
              RUSSELL TOP 200 VALUE IX                                   -18.02
              S & P 100 Index TR                                         -23.88
              S & P 1500 HC IX P                                         -20.01
              S & P 500 Daily Reinv                                      -22.10
              S & P 500 Index P                                          -23.37
              S & P 500 Mnthly Reinv                                     -22.09
              S & P 500/BARRA G IX TR                                    -23.59
              S & P 500/BARRA V IX TR                                    -20.85
              S & P 600 Index P                                          -15.32
              S & P 600 Index Tr                                         -14.63
              S & P Financial IX P                                       -16.42
              S & P Financial IX Tr                                      -14.64
              S & P Industrial IX Tr                                     -26.34
              S & P Industrials P                                        -24.55
              S & P MC 400/BARRA G TR                                    -19.17
              S & P MC 400/BARRA V TR                                    -10.10
              S & P Midcap 400 IX P                                      -15.45
              S & P Midcap 400 IX Tr                                     -14.51
              S & P Reit Equity Index                                     -2.93
              S & P SC 600/BARRA G TR                                    -15.36
              S & P SC 600/BARRA V TR                                    -14.47
              S & P Transport Index P                                    -13.72
              S & P Utility Index P                                      -32.99
              S & P Utility Index Tr                                     -29.99
              SB Cr-Hdg Nn-US Wd IX Tr                                     6.85
              SB Cr-Hdg Wd Gv Bd IX Tr                                     7.97
              SB Non-US Wd Gv Bd IX Tr                                    21.99
              SB Wd Gv Bd:Austrl IX Tr                                    20.50
              SB Wd Gv Bd:Germny IX Tr                                    28.52


                                                                      RETURN(%)
            SOURCE CATEGORY                                          TOTAL RETURN
              SB Wd Gv Bd:Japan IX Tr                                     13.96
              SB Wd Gv Bd:UK IX Tr                                        21.09
              SB Wd Gv Bd:US IX Tr                                        11.64
              SB World Govt Bond IX Tr                                    19.49
              Straits Times Index                                        -17.40
              SWISS PERF:SFR IX TR                                       -25.95
              TAIWAN SE:T$ IX P                                          -22.78
              T-Bill 1 Year Index Tr                                       1.63
              T-BILL 3 MO DAILY TR  IX                                     3.29
              T-Bill 3 Month Index Tr                                      1.59
              T-Bill 6 Month Index Tr                                      1.66
              Thailand Set Index                                          17.32
              TOKYO 2ND SCT:YEN IX P                                     -12.79
              TOKYO SE(TOPIX):YEN IX P                                   -18.30
              TORONTO 300:C$ IX P                                        -13.97
              TORONTO SE 35:C$ IX P                                      -18.93
              Value Line Cmp IX-Arth                                     -17.11
              Value Line Cmp IX-Geom                                     -28.57
              Value Line Industrl IX                                     -29.78
              Value Line Railroad IX                                      -8.98
              Value Line Utilties IX                                     -31.60


MERRILL LYNCH:
              ML Intermediate BB Index                                     -2.39
              ML U.S. High Yield Cash Pay Index                            -1.14


THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
              Real Estate Investment Trust Index                           3.81


SALOMON SMITH BARNEY:
              SSB World Ex U.S. Cap Range $2-$10 Billion                   -9.18
              SSB EMI Global Ex U.S.                                       -6.89
              Salomon 30 Year Benchmark                                    16.16
              SBGI Bond U.S. Treasury Index                                11.64




Each Russell Index listed above is a trademark/service mark of the Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in US currency

                         LIBERTY TAX-MANAGED VALUE FUND
                        A SERIES OF LIBERTY FUNDS TRUST I
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectuses of Liberty Tax-Managed Value Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by a Prospectus of the Fund dated March 1, 2003. This SAI should be read together with a Prospectus and the Fund's most recent Annual Report dated October 31, 2002. Investors may obtain a free copy of a Prospectus and Annual Report from Liberty Funds Distributor, Inc.
(LFD), by writing or calling One Financial Center, Boston, MA 02111-2621, 1-800-426-3750. The Financial Statements and Report of Independent Accountants appearing in the Fund's October 31, 2002 Annual Report are incorporated in this SAI by reference.


Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFD generally and additional information about certain securities and investment techniques described in the Fund's Prospectuses.

TABLE OF CONTENTS



        PART 1                                           PAGE
        Definitions
        Organization and History
        Investment Goals and Policies
        Fundamental Investment Policies
        Other Investment Policies
        Portfolio Turnover
        Fund Charges and Expenses
        Investment Performance
        Custodian
        Independent Accountants
        Management of the Fund

        PART 2

        Miscellaneous Investment Practices
        Taxes
        Management of the Funds
        Determination of Net Asset Value
        How to Buy Shares
        Special Purchase Programs/Investor Services
        Programs for Reducing or Eliminating Sales Charges
        How to Sell Shares
        Distributions
        How to Exchange Shares
        Suspension of Redemptions
        Shareholder Liability
        Shareholder Meetings
        Performance Measures
        Appendix I
        Appendix II



708-16/008N--0203

                                     PART 1
                         LIBERTY TAX-MANAGED VALUE FUND
                       STATEMENT OF ADDITIONAL INFORMATION

                                  MARCH 1, 2003


DEFINITIONS
         "Trust"           Liberty Funds Trust I
         "Fund"            Liberty Tax-Managed Value Fund
         "Advisor"         Stein Roe & Farnham Incorporated, the Fund's investment advisor
         "Administrator"   Colonial Management Associates, Inc., the Fund's administrator
         "LFD"             Liberty Funds Distributor, Inc., the Fund's distributor
         "LFS"             Liberty Funds Services, Inc., the Fund's investor services and transfer agent

ORGANIZATION AND HISTORY
The Trust is a Massachusetts business trust organized in 1985. The Fund, an open-end management investment company that is a diversified series of the Trust, commenced investment operations on June 1, 1999, and represents the entire interest in a separate series of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See Part 2 of this SAI for more information.

Effective July 14, 2000, the Fund changed its name from Stein Roe Advisor Tax-Managed Value Fund to its current name. Effective April 1, 1999, the Trust changed its name from "Colonial Trust I" to its current name.

INVESTMENT GOALS AND POLICIES
The Fund's Prospectuses describe its investment goals and investment strategies and risks. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that may be utilized by the Fund:

         Foreign Securities
         Repurchase Agreements
         Money Market Instruments
         Securities Loans
         Options on Securities
         Futures Contracts and Related Options
         Foreign Currency Transactions
         Rule 144A Securities

Except as indicated below under "Fundamental Investment Policies," the Fund's investment policies are not fundamental, and the Trustees may change these policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES
The Investment Company Act of 1940 (1940 Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies cannot be changed without such a vote.

As fundamental investment policies, the Fund may:

1. Borrow from banks, other affiliated funds and other entities to the extent permitted by applicable law, provided that the Fund's borrowings shall not exceed 33 1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law;

2. Only own real estate acquired as a result of owning securities and not more than 5% of total assets;

3. Not invest in commodities, except that the Fund may purchase and sell futures contracts and related options to the extent that total initial margin and premiums on the contracts do not exceed 5% of its total assets;

4. Not issue senior securities except as provided in paragraph 1 above and to the extent permitted by the 1940 Act;

5. Underwrite securities issued by others only when disposing of portfolio securities;

6. Make loans (a) through lending of securities, (b) through the purchase of debt instruments or similar evidences of indebtedness typically sold privately to financial institutions,
       (c) through an interfund lending program with other affiliated funds provided that no such loan may be made if, as a result, the aggregate of such loans would exceed 33 1/3% of the value of its total assets (taken at market value at the time of such loans) and
       (d) through repurchase agreements; and

7. Not concentrate more than 25% of its total assets in any one industry or with respect to 75% of total assets purchase any security (other than obligations of the U.S. government and cash items including receivables) if as a result more than 5% of its total assets would then be invested in securities of a single issuer, or purchase voting securities of an issuer if, as a result of such purchases, the Fund would own more than 10% of the outstanding voting shares of such issuer.

OTHER INVESTMENT POLICIES
As non-fundamental investment policies which may be changed without a shareholder vote, the Fund may not:

1. Purchase securities on margin, but the Fund may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions;

2. Have a short securities position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities; and

3.     Invest more than 15% of its net assets in illiquid assets.

Notwithstanding the investment policies and restrictions of the Fund, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund.

Total assets and net assets are determined at current value for purposes of compliance with investment restrictions and policies. All percentage limitations will apply at the time of investment and are not violated unless an excess or deficiency occurs as a result of such investment. For the purpose of the 1940 Act's diversification requirement, an issuer is the entity whose revenues support the security.

PORTFOLIO TURNOVER
High portfolio turnover may cause the Fund to realize capital gains which, if realized and distributed by the Fund, may be taxable to shareholders as ordinary income. High portfolio turnover may result in correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. The Fund seeks to maintain a low portfolio turnover rate as one of its investment strategies.

FUND CHARGES AND EXPENSES
Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund, at the annual rate of 0.80%.

Under the Fund's administration agreement, the Fund pays the Administrator a monthly fee at the annual rate of 0.20% of the average daily net assets of the Fund. Under a separate pricing and bookkeeping agreement, the Fund paid the Administrator, prior to July 1, 2001, a monthly fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million:


                  0.035% annually on the next $950 million
                  0.025% annually on the next $1 billion
                  0.015% annually on the next $1 billion
                  0.001% annually on the excess over $3 billion

Effective July 1, 2001, the Administrator entered into a separate agreement (Outsourcing Agreement), under which the Administratordelegated pricing and bookkeeping functions to State Street Bank and Trust Company (State Street). The Administrator pays fees to State Street under the Outsourcing Agreement.


Under its pricing and bookkeeping agreement with the Fund, the Administrator receives from the Fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and

- in any month that the Fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the Fund for that month that is determined by the following formula:

                  [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the outsourcing agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

The Fund reimburses the Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

Under the Fund's shareholders' servicing and transfer agency agreement, prior to July 1, 2001, the Fund paid LFS a monthly fee at the annual rate of 0.07% of the average daily closing value of the Fund's respective total net assets for such month. In addition to this compensation, the Fund paid LFS the following fees:

1. A transaction fee of $1.18 per transaction occurring in Fund accounts during any month; PLUS

2. An account fee for open accounts of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

3. An account fee for closed accounts of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; PLUS

4. The Fund's allocated share of LFS reimbursement out-of-pocket expenses.

Effective July 1, 2001, the shareholders' servicing and transfer agency fee arrangement between LFS and the Fund was revised so that the Fund pays the following fees:


- An account fee for each open account of $4.00 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- An account fee for each closed account of $1.50 per annum, payable on a monthly basis, in an amount equal to 1/12 the per annum charge; plus

- A transaction fee of $1.40 per transaction occurring in fund accounts during any month; plus

- A monthly fee at the rate of 0.06% per annum of the average daily closing value of the total net assets of the Fund for such month; plus

- The Fund's allocated share of LFS' out-of-pocket expenses, including fees payable to DST Systems, Inc. (DST) under a remote services agreement with DST and recovery of one-time expenses for the conversion to DST's account processing system at a rate of 1/24th of such one-time expenses per month.

RECENT FEES PAID TO THE ADVISOR, ADMINISTRATOR, LFD AND LFS (dollars in thousands)


                                                                 YEAR ENDED OCTOBER 31,
                                                    2002                 2001                  2000
                                                    ----                 ----                  ----
Management fee                                       $952                 $811                 $375
Administration fee                                    238                  203                   93
Bookkeeping fee                                        57                   45                   27
Shareholder service and transfer agent fee            211                  158                   95
12b-1 fees:
  Service fee (Class A)                                66                   52                   26
  Service fee (Class B)                               174                  158                   74
  Service fee (Class C)                                58                   43                   17
  Distribution fee (Class A)                           13                   10                    5
  Distribution fee (Class B )                         522                  475                  221
  Distribution fee (Class C)                          173                  129                   49
Fees or expenses waived or borne by
   the Advisor/Administrator                            0                    0                   (2)
Reimbursement recouped by Advisor                       0                   91                    0


BROKERAGE COMMISSIONS (dollars in thousands)


                                                                 YEAR ENDED OCTOBER 31,
                                                    2002                 2001                  2000
                                                    ----                 ----                  ----
Total commissions                                    $357                 $180                 $126
Directed transactions (a)                          22,058               20,254               15,824
Commissions on directed transactions                   65                   34                   23
Commissions paid to AlphaTrade Inc.                    17                   29                   35
   % of aggregate commissions                       4.87%                    0                    0
  % of all trades                                  23.00%                    0                    0



(a)      See "Management of the Funds - Portfolio Transactions -
         Brokerage and research services" in Part 2 of this SAI.

TRUSTEES AND TRUSTEES' FEES


The Advisor or its affiliates pay the compensation of all the officers of the Liberty Funds, including the Trustees who are affiliated with the Advisor. For the fiscal year ended October 31, 2002 and the calendar year ended December 31, 2002, the Trustees received the following compensation for serving as Trustees:



                                                            TOTAL COMPENSATION FROM THE FUND AND
                                  PENSION OR RETIREMENT    THE FUND COMPLEX PAID TO THE TRUSTEES
                                    BENEFITS ACCRUED AS          FOR THE CALENDAR YEAR ENDED
TRUSTEE                          PART OF FUND EXPENSES(b)          DECEMBER 31, 2002 (c)(d)
-------                          ------------------------          ------------------------
John A. Bacon, Jr.                           N/A                              N/A
Robert J. Birnbaum                           N/A                            $24,806
Tom Bleasdale                                N/A                              51,500
William W. Boyd                              N/A                              N/A
Lora S. Collins                              N/A                             96,000
James E. Grinnell                            N/A                             24,806
Douglas A. Hacker                            N/A                             98,000
Janet Langford Kelly                         N/A                             97,000
Richard W. Lowry                             N/A                            124,806
Salvatore Macera                             N/A                             98,000
William E. Mayer                             N/A                            127,806
James L. Moody, Jr.                          N/A                             91,000
Charles R. Nelson                            N/A                             98,000
John J. Neuhauser                            N/A                            124,974
Joseph R. Palombo (e)                        N/A                              N/A
Thomas Stitzel                               N/A                             98,000
Thomas C. Theobald                           N/A                            102,000
Anne-Lee Verville                            N/A                            102,000 (g)




                                   AGGREGATE COMPENSATION
                                    FROM THE FUND FOR THE
                                      FISCAL YEAR ENDED
TRUSTEE                              OCTOBER 31, 2002(d)
-------                              -------------------
John A. Bacon, Jr.                           N/A
Robert J. Birnbaum                           N/A
Tom Bleasdale                                N/A
William W. Boyd                              N/A
Lora S. Collins                              N/A
James E. Grinnell                            N/A
Douglas A. Hacker                           $695
Janet Langford Kelly                         688
Richard W. Lowry                             709
Salvatore Macera                             695
William E. Mayer                             729
James L. Moody, Jr.                          N/A
Charles R. Nelson                            695
John J. Neuhauser                            704
Joseph R. Palombo (e)                        N/A
Thomas Stitzel                               695
Thomas C. Theobald                           723
Anne-Lee Verville(f)                         723

(b) The Fund does not currently provide pension or retirement plan benefits to the Trustees.


(c)  As of December 31, 2002, the Liberty family of funds (Liberty
     Funds) consisted of 58 open-end and 11 closed-end management investment company portfolios; the Stein Roe family of funds (Stein Roe Funds) consisted of 22 open-end management investment company portfolios and 1 limited liability company; and the All-Star family of funds (All-Star Funds) consisted of 2 closed-end management investment company portfolios (collectively, the "Liberty Fund Complex"). As of December 27, 2000, the boards of trustees of the Liberty Funds and Stein Roe Funds were effectively combined into a single board for the Liberty Funds and Stein Roe Funds. The All-Star Funds have separate boards of directors.

(d) In connection with the combination of the Liberty and Stein Roe boards of trustees, Messrs. Bacon, Bleasdale, Boyd, Grinnell, Moody and Ms. Collins will receive $95,000, $154,500, $50,000, $75,000, $182,000 and $192,000,
     respectively, for retiring prior to their respective board's mandatory retirement age. This payment will continue for the lesser of two years or until the date the Trustee would otherwise have retired at age 72. The payments, which began in 2001, are paid quarterly. FleetBoston Financial Corporation (FleetBoston) and the Liberty Fund Complex will each bear one-half of the cost of the payments. The portion of the payments borne by FleetBoston was paid by Liberty Financial Companies, Inc. (LFC) prior to November 1, 2001, when the asset management business of LFC was acquired by Fleet National Bank, a subsidiary of FleetBoston. The Liberty Fund Complex portion of the payments will be allocated among the Liberty Fund Complex based on each fund's share of the Trustee fees for 2000.

(e) Mr. Palombo does not receive compensation because he is an officer and affiliate of the Administrator. (f) During the fiscal year ended October 31, 2002, Ms. Verville deferred $415 of her compensation from the Fund, and in the calender year ended December 31, 2002 deferred $51,000 of her total compensation pursuant to the deferred compensation plan.


ROLE OF THE BOARD OF TRUSTEES

The Trustees of the Liberty Funds are responsible for the overall management and supervision of the Liberty Funds' affairs and for protecting the interests of the shareholders. The Trustees meet periodically throughout the year to oversee the Liberty Funds' activities, review contractual arrangements with service providers for the Liberty Funds and review the Liberty Funds' performance. The Trustees have created several committees to perform specific functions for the Liberty Funds.

AUDIT COMMITTEE

Ms. Verville and Messrs. Hacker, Macera, Nelson and Neuhauser are members of the Audit Committee of the Board of Trustees of the Liberty Funds. The Audit Committee's functions include making recommendations to the Trustees regarding the selection and performance of the independent accountants, and reviewing matters relative to accounting and auditing practices and procedures, accounting records, and the internal accounting controls, of the Liberty Funds and certain service providers. In the fiscal year ended October 31, 2002, the Audit Committee convened five times.


GOVERNANCE COMMITTEE

Ms. Verville and Messrs. Hacker, Lowry, Mayer and Theobald are members of the Governance Committee of the Board of Trustees of the Liberty Funds. The Governance Committee's functions include recommending to the Trustees nominees for Trustee and for appointments to various committees, performing periodic evaluations of the effectiveness of the Board, reviewing and recommending to the Board policies and practices to be followed in carrying out the Trustees' duties and responsibilities and reviewing and making recommendations to the Board regarding the compensation of the Trustees who are not affiliated with the Funds' investment advisors. The Governance Committee will consider candidates for Trustee recommended by shareholders. Written recommendations with supporting information should be directed to the Committee, in care of the Fund. In the fiscal year ended October 31, 2002, the Governance Committee convened two times.


ADVISORY FEES & EXPENSES COMMITTEE

Ms. Kelly and Messrs. Mayer, Neuhauser, Stitzel and Theobald are members of the Advisory Fees & Expenses Committee of the Board of Trustees of the Liberty Funds. The Advisory Fees & Expenses Committee's functions include reviewing and making recommendations to the Board as to contracts requiring approval of a majority of the disinterested Trustees and as to any other contracts that may be referred to the Committee by the Board. In the fiscal year ended October 31, 2002, the Advisory Fees & Expenses Committee convened six times.


TRADING OVERSIGHT COMMITTEE


Ms. Kelly and Messrs. Lowry, Macera, Nelson and Stitzel are members of the Trading Oversight Committee of the Board of Trustees of the Liberty Funds. The Trading Oversight Committee's functions include reviewing and recommending to the Board the policies and practices to be followed by the Funds' investment advisers in executing portfolio trades on behalf of the Funds and regularly reviewing the allocation of the Funds' portfolio transactions among executing broker/dealers, the level of commission payments, soft dollar commitments, directed brokerage arrangements and other trading practices. In the fiscal year ended October 31, 2002, the Trading Oversight Committee convened two times.


SHARE OWNERSHIP


The following table shows the dollar range of equity securities beneficially owned by each Trustee as of December 31, 2002 (i) in the Fund and (ii) in all Liberty Funds and Liberty All-Star Funds overseen by the Trustee.



                                                                     AGGREGATE DOLLAR RANGE OF EQUITY
                           DOLLAR RANGE OF EQUITY SECURITIES    SECURITIES OWNED IN ALL FUNDS OVERSEEN BY
        NAME OF TRUSTEE            OWNED IN THE FUND               TRUSTEE IN LIBERTY FAMILY OF FUNDS
        ---------------            -----------------               ----------------------------------
DISINTERESTED TRUSTEES
Douglas A. Hacker                               $0
Janet Langford Kelly                            $0
Richard W. Lowry (h)                            $0
Salvatore Macera                                $0
Charles R. Nelson                               $0
John J. Neuhauser (h)                           $0
Thomas E. Stitzel                               $0
Thomas C. Theobald                              $0
Anne-Lee Verville                               $0

INTERESTED TRUSTEES
William E. Mayer (h)                            $0
Joseph R. Palombo                               $0



(h) Trustee also serves as a Trustee of Liberty All-Star Equity Fund and a Director of Liberty All-Star Growth Fund, Inc. (together, the "Liberty All-Star Funds").

OWNERSHIP OF THE FUND

As of record on January 31, 2003, the officers and Trustees of the Trust as a group owned less than 1% of the then outstanding shares of the Fund.

As of record on January 31, 2003, the following shareholders owned 5% or more of one or more of each class of the Fund's then outstanding shares.



CLASS A SHARES
--------------
Merrill Lynch Pierce Fenner & Smith                           5.44%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

                                       8


Mellon Bank NA Cust                                           5.83%
FBO Tahoe LLC
135 Santilli Hwy
Everett, MA 02149-1906

CLASS C SHARES
--------------
Merrill Lynch Pierce Fenner & Smith                           5.43%
for the Sole Benefit of its Customers
Attn: Fund Administration
4800 Deer Lake Dr. East, 2nd Floor
Jacksonville, FL 32246-6484

CLASS Z SHARES
--------------
Steven J. Barbon TOD                                         76.29%
P.O. BOX 279
Temple, PA 19560-0279

Robert P. Rohall                                             20.37%
701 Georgia Avenue
Reading, PA 19605-1109



As of record on January 31, 2003, there were 890 Class A, 3,299 Class B, 913 Class C and 2 Class Z record holders of the Fund.





SALES CHARGES (DOLLARS IN THOUSANDS)                                      CLASS A SHARES
                                                                          --------------
                                                                     YEAR ENDED OCTOBER 31,
                                                           2002               2001               2000
                                                           ----               ----               ----
Aggregate initial sales charges on Fund share sales      $140                   $308              $717
Initial sales charges retained by LFD                       6                     50                19

                                                                          CLASS B SHARES
                                                                          --------------
                                                                     YEAR ENDED OCTOBER 31,
                                                           2002               2001               2000
                                                           ----               ----               ----
Aggregate contingent deferred sales charges (CDSC)         $324                 $334               $59
   on Fund redemptions retained by LFD

                                                                          CLASS C SHARES
                                                                          --------------
                                                                      YEAR ENDED OCTOBER 31,
                                                           2002               2001               2000
                                                           ----               ----               ----
Aggregate CDSC on Fund redemptions                          $7                    $2                $5
   retained by LFD


12b-1 PLAN, CDSC AND CONVERSION OF SHARES

The Fund offers four classes of shares - Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved a 12b-1 Plan (Plan) pursuant to Rule 12b-1 under the 1940 Act for each Class except Class Z. Under the Plan, the Fund pays LFD monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares. The Fund also pays LFD monthly a distribution fee at the annual rate of 0.05% of the average daily net assets attributed to Class A shares and a distribution fee at the annual rate of 0.75% of the average daily net assets attributed to Class B and Class C shares. LFD may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFD's expenses, LFD may realize a profit from the fees. The Plan authorizes any other payments by the Fund to LFD and its affiliates (including the Advisor and the Administrator) to the extent that such payments might be construed to be indirect financing of the distribution of Fund shares.


The Trustees believe the Plan could be a significant factor in the growth and retention of Fund assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of the Fund's shareholders. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares, and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are not interested persons of the Trust is effected by such disinterested Trustees.


Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value and are subject to a CDSC if redeemed within a certain number of years after purchase depending on the program under which you purchased your shares. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectuses.


No CDSC will be imposed on shares derived from reinvestment of distributions or amounts representing capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

A certain number of years, depending on the program you purchased your shares under, after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee. See a Prospectus for a description of the different programs.

SALES-RELATED EXPENSES (dollars in thousands) of LFD relating to the Fund were:


                                                             YEAR ENDED OCTOBER 31, 2002
                                                             ---------------------------
                                                        CLASS A         CLASS B        CLASS C
                                                        -------         -------        --------
Fees to FSFs                                               $79            $684            $89
Cost of sales material relating to the Fund
  (including printing and mailing expenses)                 25              36             17
Allocated travel, entertainment and other
promotional
  Expenses (including advertising)                          19              28             13


INVESTMENT PERFORMANCE
The Fund may quote total return figures from time to time. A "Total Return" is your return on an investment which takes into account the change in value of your investment with distributions reinvested. A "Total Return Percentage" may be calculated by dividing the value of a share at the end of a period (including reinvestment of distributions) by the value of the share at the beginning of the period and subtracting one. For a given period, an "Average Annual Total Return" may be computed by finding the average annual compounded rate that would equate a hypothetical initial amount invested of $1,000 to the ending redeemable value.

                                                                          n
       Average Annual Total Return is computed as follows:  ERV  =  P(1+T)

       Where:      P       =   a hypothetical initial payment of $1,000
                   T       =   average annual total return
                   n       =   number of years
                   ERV         = ending redeemable value of a hypothetical
                               $1,000 payment made at the beginning of the period at the end of the period (or fractional portion).

The Fund may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in the Fund. The Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. The Fund's total return "after taxes on distributions and sale" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.

         Average Annual Total Return (After Taxes on Distributions) is computed as follows:
                               n
                  ATVD = P(1+T)

Where:            P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions) n = number of years
                  ATVD = ending value of a hypothetical $1,000
                         investment made at the beginning of the
                         period, at the end of the period (or
                         fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.

Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:
                                n
                  ATVDR = P(1+T)

Where:            P = a hypothetical initial investment of $1,000
                  T = average annual total return (after taxes on distributions and redemption)
                  n = number of years
                  ATVDR = ending value of a hypothetical $1,000
                          investment made at the beginning of the
                          period, at the end of the period (or
                          fractional portion thereof), after taxes on fund distributions and redemption.

The Fund's Class A, Class B, Class C and Class Z share average annual total returns at October 31, 2002 were (i):



                                                                              CLASS A SHARES
                                                                              --------------
                                                                                       PERIOD JUNE 1, 1999
                                                                                  (COMMENCEMENT OF INVESTMENT
                                                                                          OPERATIONS)
                                                             1 YEAR                 THROUGH OCTOBER 31, 2002
                                                             ------                 ------------------------
With sales charge of 5.75%
    Return Before Taxes                                     (26.50)%                           (9.98)%
    Return After Taxes on Distributions                     (26.50)%                           (9.98)%
    Return After Taxes on Distributions                     (16.27)%                           (7.77)%
       and Sale of Fund Shares

Without sales charge
    Return Before Taxes                                     (22.02)%                           (8.41)%
    Return After Taxes on Distributions                     (22.02)%                           (8.41)%
    Return After Taxes on Distributions                     (13.52)%                           (6.57)%
       and Sale of Fund Shares



                                                                              CLASS B SHARES
                                                                              --------------
                                                                                       PERIOD JUNE 1, 1999
                                                                                  (COMMENCEMENT OF INVESTMENT
                                                                                          OPERATIONS)
                                                             1 YEAR                 THROUGH OCTOBER 31, 2002
                                                             ------                 ------------------------
With applicable CDSC
    Return Before Taxes                                     (26.51)%                           (9.85)% (3.00% CDSC)
    Return After Taxes on Distributions                     (26.51)%                           (9.85)%
    Return After Taxes on Distributions                     (16.27)%                           (7.67)%
       and Sale of Fund Shares

Without CDSC )
    Return Before Taxes                                     (22.64)%                           (9.04)%
    Return After Taxes on Distributions                     (22.64)%                           (9.04)%
    Return After Taxes on Distributions                     (13.90)%                           (7.06)%
       and Sale of Fund Shares



                                                                              CLASS C SHARES
                                                                              --------------
                                                                                       PERIOD JUNE 1, 1999
                                                                                  (COMMENCEMENT OF INVESTMENT
                                                                                          OPERATIONS)
                                                                 1 YEAR             THROUGH OCTOBER 31, 2002
                                                                 ------             ------------------------
With applicable CDSC
    Return Before Taxes                                     (23.41)% (1.00% CDSC)              (9.04)%  (No CDSC)
    Return After Taxes on Distributions                     (23.41)%                           (9.04)%
    Return After Taxes on Distributions                     (14.37)%                           (7.06)%
       and Sale of Fund Shares

Without CDSC
    Return Before Taxes                                     (22.64)%                           (9.04)%
    Return After Taxes on Distributions                     (22.64)%                           (9.04)%
    Return After Taxes on Distributions                     (13.90)%                           (7.06)%
       and Sale of Fund Shares

                                                                              CLASS Z SHARES
                                                                              --------------
                                                                                       PERIOD JUNE 1, 1999
                                                                                  (COMMENCEMENT OF INVESTMENT
                                                                                          OPERATIONS)
                                                             1 YEAR                 THROUGH OCTOBER 31, 2002
                                                             ------                 ------------------------
    Return Before Taxes                                     (21.82)%                           (8.20)%
    Return After Taxes on Distributions                     (21.82)%                           (8.20)%
    Return After Taxes on Distributions                     (13.39)%                           (6.41)%
       and Sale of Fund Shares



(i) Performance results reflect any voluntary waiver or reimbursement by the Advisor, the Administrator and/or their affiliates of class expenses. Absent this waiver or reimbursement arrangement, performance results would have been lower. See a Prospectus for details.


See Part 2 of this SAI, "Performance Measures," for how calculations are made.

CUSTODIAN
State Street Bank and Trust Company, located at 225 Franklin Street, Boston MA, 02110, is the Fund's custodian. The custodian is responsible for safeguarding the Fund's cash and securities, receiving and delivering securities and collecting the Fund's interest and dividends.

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, located at 160 Federal Street, Boston, Massachusetts 02110-2624, are the Fund's independent accountants providing audit and tax return services and assistance and consultation in connection with the review of various SEC filings. The financial statements incorporated by reference in this SAI have been so incorporated, and the financial highlights included in the Prospectuses have been so included, in reliance upon the report of PricewaterhouseCoopers LLP given on the authority of said firm as experts in accounting and auditing.

MANAGEMENT OF THE FUND
INVESTMENT ADVISOR

The Advisor is a wholly owned subsidiary of Columbia Management Group, Inc. (Columbia Management), which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation and Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110. Columbia Management is located at One Financial Center, Boston, MA 02111-2621.


Under its Management Agreement with the Fund, the Advisor provides the Fund with discretionary investment services. Specifically, the Advisor is responsible for supervising and directing the investments of the Fund in accordance with the Fund's investment goals, program, and restrictions as provided in the Fund's Prospectuses and this SAI. The Advisor is also responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions (see "Fund Transactions" below). The Management Agreement provides for the payment to the Advisor of the fee described in the Prospectuses.

The Advisor and its predecessor have been providing investment advisory services since 1932. The Advisor acts as investment advisor to wealthy individuals, trustees, pension and profit sharing plans, charitable organizations and other institutional investors.


The directors of the Advisor are Keith T. Banks, Roger Sayler and Joseph R. Palombo. The positions held by Mr. Palombo are listed in Part 2 of this SAI. Mr. Sayler is an Executive Vice President of Columbia Management and of the
Advisor.   Mr. Banks is the Chief Executive Officer and Chief Investment
Officer of Columbia Management. The business address of Messrs. Banks and Sayler is 590 Madison Avenue, 36th Floor, Mail Stop NYEH30636A, New York, NY 10022. The business address of Mr. Palombo is One Financial Center, Boston, MA 02111-2621.

Under the Management Agreement, the Advisor is not liable for any error of judgment or mistake of law or for any loss suffered by the Fund or in connection with the matters to which such Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties or from reckless disregard of its obligations and duties under the Agreement.

See Part 2 of this SAI, "Management of the Funds" for information about the Trustees and officers of the Fund.

FUND TRANSACTIONS
The Advisor places the orders for the purchase and sale of the Fund's portfolio securities and options and futures contracts. The Advisor's overriding objective in effecting portfolio transactions is to seek to obtain the best combination of price and execution. The best net price, giving effect to brokerage commissions, if any, and other transaction costs, normally is an important factor in this decision, but a number of other judgmental factors may also enter into the decision. These include: the Advisor's knowledge of negotiated commission rates currently available and other current transaction costs; the nature of the security being traded; the size of the transaction; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; the execution, clearance and settlement capabilities of the broker or dealer selected and others which are considered; the Advisor's knowledge of the financial stability of the broker or dealer selected and such other brokers or dealers; and the Advisor's knowledge of actual or apparent operational problems of any broker or dealer. Recognizing the value of these factors, the Fund may pay a brokerage commission in excess of that which another broker or dealer may have charged for effecting the same transaction. Evaluations of the reasonableness of brokerage commissions, based on the foregoing factors, are made on an ongoing basis by the Advisor's staff while effecting portfolio transactions. The general level of brokerage commissions paid is reviewed by the Advisor, and reports are made annually to the Board of Trustees of the Fund.

With respect to issues of securities involving brokerage commissions, when more than one broker or dealer is believed to be capable of providing the best combination of price and execution with respect to a particular portfolio transaction for the Fund, the Advisor often selects a broker or dealer that has furnished it with research products or services such as research reports, subscriptions to financial publications and research compilations, compilations of securities prices, earnings, dividends, and similar data, and computer data bases, quotation equipment and services, research-oriented computer software and services, and services of economic and other consultants. Selection of brokers or dealers is not made pursuant to an agreement or understanding with any of the brokers or dealers; however, the Advisor uses an internal allocation procedure to identify those brokers or dealers who provide it with research products or services and the amount of research products or services they provide, and endeavors to direct sufficient commissions generated by its clients' accounts in the aggregate, including the Fund, to such brokers or dealers to ensure the continued receipt of research products or services that the Advisor feels are useful. In certain instances, the Advisor receives from brokers and dealers products or services which are used both as investment research and for administrative, marketing, or other non-research purposes. In such instances, the Advisor makes a good faith effort to determine the relative proportions of such products or services which may be considered as investment research. The portion of the costs of such products or services attributable to research usage may be defrayed by the Advisor (without prior agreement or understanding, as noted above) through transaction charges generated by transactions by clients (including the Fund), while the portions of the costs attributable to non-research usage of such products or services is paid by the Advisor in cash. No person acting on behalf of the Fund is authorized, in recognition of the value of research products or services, to pay a commission in excess of that which another broker or dealer might have charged for effecting the same transaction. Research products or services furnished by brokers and dealers may be used in servicing any or all of the clients of the Advisor and not all such research products or services are used in connection with the management of the Fund.

With respect to the Fund's purchases and sales of portfolio securities transacted with a broker or dealer on a net basis, the Advisor may also consider the part, if any, played by the broker or dealer in bringing the security involved to the Advisor's attention, including investment research related to the security and provided to the Fund. The Fund has arranged for its custodian to act as a soliciting dealer to accept any fees available to the custodian as a soliciting dealer in connection with any tender offer for the Fund's portfolio securities held by the Fund. The custodian will credit any such fees received against its custodial fees. In addition, the Board of Trustees has reviewed the legal developments pertaining to and the practicability of attempting to recapture underwriting discounts or selling concessions when portfolio securities are purchased in underwritten offerings. However, the Board has been advised by counsel that recapture by a mutual fund currently is not permitted under the Conduct Rules of the National Association of Securities Dealers, Inc..

The Advisor may use the services of Quick & Reilly, Inc. or Fleet Securities, Inc., each an affiliate of the Administrator, , when buying or selling equity securities for the Fund's portfolio pursuant to procedures adopted by the Trustees and under the 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions the Fund pays to affiliates of the Administrator on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through to affiliates of the Administrator so that the Trustees may consider whether such trades complied with these procedures and the Rule.


The Trustees have the authority to convert the Fund to a master fund/feeder fund structure. Under this structure, the Fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the Fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

ADMINISTRATION AGREEMENT
Pursuant to an Administration Agreement with the Fund, the Administrator provides certain administrative services including: (i) providing office space, equipment and clerical personnel necessary for maintaining the organization of the Fund and for performing the administrative functions herein set forth; (ii) arranging, if desired by the Trust, for Directors, officers and employees of the Administrator to serve as Trustees, officers or agents of the Fund if duly elected or appointed to such positions and subject to their individual consent and to any limitations imposed by law; (iii) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders; (iv) coordinating and overseeing the activities of the Fund's other third-party service providers; (v) maintaining certain books and records of the Fund; and (vi) monitoring the tax-efficiency of the Fund. The Administration Agreement has a one year term. The Administrator is paid a monthly fee at the annual rate of average daily net assets set forth in the Prospectuses. The Administrator and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. Officers of the Trust who are also officers of the Administrator or its affiliates will benefit from the administration fees, sales commissions and other fees paid or allowed by the Trust.

                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2

The following information applies generally to most funds advised by the Advisor. "Funds or "Liberty Funds" include each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI and Liberty Funds Trust VII. In certain cases, the discussion applies to some, but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this Statement of Additional Information (SAI) to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.

MISCELLANEOUS INVESTMENT PRACTICES

PART 1 OF THIS SAI LISTS ON PAGE B WHICH OF THE FOLLOWING INVESTMENT PRACTICES ARE AVAILABLE TO YOUR FUND. IF AN INVESTMENT PRACTICE IS NOT LISTED IN PART 1 OF THIS SAI, IT IS NOT APPLICABLE TO YOUR FUND.

SHORT-TERM TRADING

In seeking the fund's investment goal, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time, the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

SHORT SALES

A fund's short sales are subject to special risks. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. In order to deliver the security to the buyer, the fund borrows the security from a third party. The fund is then obligated to return the security to the third party, so the fund must purchase the security at the market price at a later point in time. If the price of the security has increased during this time, then the fund will incur a loss equal to the increase in price of the security from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the security. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.

LOWER-RATED DEBT SECURITIES

Lower-rated debt securities are those rated lower than Baa by Moody's or BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,

1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower-rated debt securities;

2. the secondary market for lower-rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower-rated debt securities may have a greater impact on the fund's achievement of its investmentgoal; and

4. lower-rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower-rated debt securities may not pay interest in cash on a current basis.

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SMALL COMPANIES

Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

FOREIGN SECURITIES

The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. This "excess distribution" will be allocated over the fund's holding period for such investment. The PFIC tax is the highest ordinary income rate in effect for any period multiplied by the portion of the "excess distribution" allocated to such period, and it could be increased by an interest charge on the deemed tax deferral.

The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxes" below.

OTHER INVESTMENT COMPANIES

The fund may invest in other investment companies. Such investments will involve the payment of duplicative fees through the indirect payment of a portion of the expenses, including advisory fees, of such other investment companies.

ZERO COUPON SECURITIES (ZEROS)

The fund may invest in zero coupon securities, which are securities issued at a significant discount from face value and do not pay interest at intervals during the life of the security. Zero coupon securities include securities issued in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.

STEP COUPON BONDS (STEPS)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to more volatility risk than fixed rate debt securities.

TENDER OPTION BONDS

A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.

PAY-IN-KIND (PIK) SECURITIES

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and, in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

MONEY MARKET INSTRUMENTS

GOVERNMENT OBLIGATIONS are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. SUPRANATIONAL OBLIGATIONS are issued by supranational entities and are generally designed to promote economic improvements. CERTIFICATES OF DEPOSITS are issued against deposits in a commercial bank with a defined return and maturity. BANKER'S ACCEPTANCES are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. COMMERCIAL PAPER is a promissory note issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). SHORT-TERM CORPORATE OBLIGATIONS are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. PARTICIPATION INTERESTS include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.

FORWARD COMMITMENTS ("WHEN-ISSUED" AND "DELAYED DELIVERY" SECURITIES)

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when-issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses (generally taxed at ordinary income tax rates in the hands of the shareholders) upon the sale of forward commitments.

MORTGAGE DOLLAR ROLLS

In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. In addition, the transaction costs may exceed the return earned by the fund from the transaction.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities, including "collateralized mortgage obligations"
(CMOs) and "real estate mortgage investment conduits" (REMICs), evidence ownership in a pool of mortgage loans made by certain financial institutions that may be insured or guaranteed by the U.S. government or its agencies. CMOs are obligations issued by special-purpose trusts, secured by
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mortgages. REMICs are entities that own mortgages and elect REMIC status under the Internal Revenue Code. Both CMOs and REMICs issue one or more classes of securities of which one (the Residual) is in the nature of equity. The funds will not invest in the Residual class. Principal on mortgage-backed securities, CMOs and REMICs may be prepaid if the underlying mortgages are prepaid. Prepayment rates for mortgage-backed securities tend to increase as interest rates decline (effectively shortening the security's life) and decrease as interest rates rise (effectively lengthening the security's life). Because of the prepayment feature, these securities may not increase in value as much as other debt securities when interest rates fall. A fund may be able to invest prepaid principal only at lower yields. The prepayment of such securities purchased at a premium may result in losses equal to the premium.

NON-AGENCY MORTGAGE-BACKED SECURITIES

The fund may invest in non-investment grade mortgage-backed securities that are not guaranteed by the U.S. government or an agency. Such securities are subject to the risks described under "Lower Rated Debt Securities" and "Mortgage-Backed Securities." In addition, although the underlying mortgages provide collateral for the security, the fund may experience losses, costs and delays in enforcing its rights if the issuer defaults or enters bankruptcy, and the fund may incur a loss.

ASSET-BACKED SECURITIES

Asset-backed securities are interests in pools of debt securities backed by various types of loans such as credit card, auto and home equity loans. These securities involve prepayment risk, which is the possibility that the underlying debt may be refinanced or prepaid prior to maturity during periods of declining interest rates. During periods of rising interest rates, asset-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the maturity of the securities. A decline in interest rates may lead to a faster rate of repayment on asset-backed securities and, therefore, cause a Fund to earn a lower interest rate on reinvestment. In addition, the potential impact of prepayment on the price of an asset-backed security may be difficult to predict and result in greater volatility.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

REVERSE REPURCHASE AGREEMENTS

In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment goal and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

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The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.

OVER-THE-COUNTER (OTC) OPTIONS. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.
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RISK FACTORS IN OPTIONS TRANSACTIONS. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.

When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.

The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of option transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

FUTURES CONTRACTS AND RELATED OPTIONS

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.

A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. The fund may enter into futures contracts which are traded on national or foreign futures exchanges, and are standardized as to maturity date and underlying financial instrument. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the CFTC.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

OPTIONS ON FUTURES CONTRACTS. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to the Advisor's ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.

Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

USE BY TAX-EXEMPT FUNDS OF INTEREST RATE AND U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. The funds investing in tax-exempt securities may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.

In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.

Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value of its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and
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also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

OPTIONS ON INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

FOREIGN CURRENCY TRANSACTIONS

The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.

CURRENCY FORWARD AND FUTURES CONTRACTS. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

CURRENCY OPTIONS. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("EURO"). The EURO is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.

The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.

The value of any currency, including the U.S. dollar, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.

MUNICIPAL LEASE OBLIGATIONS

Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.

Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

PARTICIPATION INTERESTS

The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.

STAND-BY COMMITMENTS

When the fund purchases municipal obligations, it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.

The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

INVERSE FLOATERS

Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.

RULE 144A SECURITIES

The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933, as amended ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not exceed its investment limit on illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

TAXES

In this section, all discussions of taxation at the shareholder and fund levels relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons or not U.S. citizens or resident aliens.

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends; however, many of the details of the proposal (including how the proposal would apply to dividends paid by a regulated investment company) have not been specified. Moreover, the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion below.

FEDERAL TAXES. The fund (even if it is a fund in a Trust with multiple series) is treated as a separate entity for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the "Code"). The fund has elected (or in the case of a new fund, intends to elect) to be, and intends to qualify to be treated each year as, a "regulated investment company" under Subchapter M of the Code by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of its distributions (as a percentage of both its overall income and any tax-exempt income), and the composition of its portfolio assets. As a regulated investment company, the fund will not be subject to any federal income or excise taxes on its net investment income and net realized capital gains that it distributes to shareholders in accordance with the timing requirements imposed by the Code. The fund's foreign-source income, if any, may be subject to foreign withholding taxes. If the fund were to fail to qualify as a "regulated investment company" in any year, it would incur a regular federal corporate income tax on all of its taxable income, whether or not distributed, and fund distributions would generally be taxable as ordinary dividend income to the shareholders.

ALTERNATIVE MINIMUM TAX. Distributions derived from interest that is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.

DIVIDENDS RECEIVED DEDUCTIONS. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement.

RETURN OF CAPITAL DISTRIBUTIONS. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital exceeds the cost basis in the shares.

FUNDS THAT INVEST IN U.S. GOVERNMENT SECURITIES. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Distributions of long-term capital gains (that is, the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) will be taxable to shareholders as such, regardless of how long a shareholder has held shares in the fund. In general, any distributions of net capital gains will be taxed to shareholders who are individuals at a maximum rate of 20%.

Distributions will be taxed as described above whether received in cash or in fund shares. Dividends and distributions on a fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a fund's net asset value also reflects unrealized losses.

DISTRIBUTIONS FROM TAX-EXEMPT FUNDS. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.

The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the

AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").

Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

SPECIAL TAX RULES APPLICABLE TO TAX-EXEMPT FUNDS. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

SALES OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares generally will be treated as long-term capital gain if the shares have been held for more than one year. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than one year, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

BACKUP WITHHOLDING. Certain distributions and redemptions may be subject to a 30% backup withholding tax unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFS may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.

EXCISE TAX. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.

TAX ACCOUNTING PRINCIPLES. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities); and (c) distribute at least 90% of both its ordinary income (inclusive of net short-term capital gains) and its tax-exempt interest income earned each year.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund and its shareholders.

SECURITIES ISSUED AT A DISCOUNT. The fund's investment in debt securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (possibly at a time when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code, including a holding period requirement, as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but not a deduction) for such foreign taxes.

Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.

MANAGEMENT OF THE FUNDS (IN THIS SECTION, AND IN THE FOLLOWING SECTIONS ENTITLED "TRUSTEES AND OFFICERS," "THE MANAGEMENT AGREEMENT," "ADMINISTRATION AGREEMENT," "THE PRICING AND BOOKKEEPING AGREEMENT," "PORTFOLIO TRANSACTIONS," "INVESTMENT DECISIONS," AND "BROKERAGE AND RESEARCH SERVICES," THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC.)

The Advisor is the investment advisor to each of the funds (except for Liberty Money Market Fund, Liberty Municipal Money Market Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Tax-Managed Aggressive Growth Fund, Liberty Tax-Managed Growth Fund, Liberty Tax-Managed Growth Fund II, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund Liberty Newport International Equity Fund and Liberty Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of Liberty Funds Group LLC (LFG), One Financial Center, Boston, MA 02111, which in turn is a wholly owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Fleet National Bank, a national banking association, which in turn is a wholly owned subsidiary of FleetBoston Financial Corporation, a U.S. financial holding company. Each of FleetBoston Financial Corporation, Fleet National Bank and Columbia Management Group, Inc. is located at 100 Federal Street, Boston, MA 02110.

TRUSTEES AND OFFICERS (THIS SECTION APPLIES TO ALL OF THE FUNDS)

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Liberty Funds, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each of the Liberty Funds.


                                             YEAR FIRST
                                             ELECTED OR
                                  POSITION   APPOINTED
      NAME, ADDRESS            WITH LIBERTY     TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS      OFFICE(1)                     DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
DISINTERESTED TRUSTEES

Douglas A. Hacker (Age 47)        Trustee       1996     Executive Vice President - Strategy of United Airlines (airline)
P.O. Box 66100                                           since December, 2002 (formerly President of UAL Loyalty Services
Chicago, IL 60666                                        (airline) from September, 2001 to December, 2002; Executive Vice
                                                         President and Chief Financial Officer of United Airlines from
                                                         March, 1993 to September, 2001 of United Airlines; Senior Vice
                                                         President and Chief Financial Officer of UAL, Inc. prior
                                                         thereto).

Janet Langford Kelly (Age 45)     Trustee       1996     Executive Vice President-Corporate Development and Administration,
One Kellogg Square                                       General Counsel and Secretary, Kellogg Company (food
Battle Creek, MI 49016                                   manufacturer), since September, 1999; Senior Vice President,
                                                         Secretary and General Counsel, Sara Lee Corporation
                                                         (branded, packaged, consumer-products manufacturer) from
                                                         January, 1995 to September, 1999.

Richard W. Lowry (Age 65)         Trustee       1995     Private Investor since August, 1987 (formerly Chairman and Chief
10701 Charleston Drive                                   Executive Officer, U.S. Plywood Corporation (building products
Vero Beach, FL 32963                                     manufacturer)).
                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
      NAME, ADDRESS              OVERSEEN
         AND AGE                BY TRUSTEE      OTHER DIRECTORSHIPS HELD
------------------------------  ---------- ----------------------------------
Douglas A. Hacker (Age 47)          94                    None
P.O. Box 66100
Chicago, IL 60666

Janet Langford Kelly (Age 45)       94                    None
One Kellogg Square
Battle Creek, MI 49016

Richard W. Lowry (Age 65)          94(4)                    None
10701 Charleston Drive
Vero Beach, FL 32963

                                             YEAR FIRST
                                             ELECTED OR
                                  POSITION   APPOINTED
      NAME, ADDRESS            WITH LIBERTY     TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS      OFFICE(1)                     DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
Salvatore Macera (Age 71)         Trustee       1998     Private Investor since 1981 (formerly Executive Vice President and
26 Little Neck Lane                                      Director of Itek Corporation (electronics) from 1975 to 1981).
New Seabury, MA  02649

Charles R. Nelson (Age 60)        Trustee       1981     Professor of Economics, University of Washington, since January
Department of Economics                                  1976; Ford and Louisa Van Voorhis Professor of Political Economy,
University of Washington                                 University of Washington, since September 1993; Director,
Seattle, WA 98195                                        Institute for Economic Research, University of Washington, since
                                                         September 2001; Adjunct Professor of Statistics, University
                                                         of Washington, since September 1980; Associate Editor,
                                                         Journal of Money Credit and Banking, since September,
                                                         1993;Trustee of the Columbia Funds since July, 2002;
                                                         consultant on econometric and statistical matters.

John J. Neuhauser (Age 59)        Trustee       1985     Academic Vice President and Dean of Faculties since August, 1999,
84 College Road                                          Boston College (formerly Dean, Boston College School of Management
Chestnut Hill, MA 02467-3838                             from September, 1977 to September, 1999).

Thomas E. Stitzel (Age 67)        Trustee       1998     Business Consultant since 1999 (formerly Professor of Finance from
2208 Tawny Woods Place                                   1975 to 1999 and Dean from 1977 to 1991, College of Business,
Boise, ID  83706                                         Boise State University); Chartered Financial Analyst.
                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
      NAME, ADDRESS              OVERSEEN
         AND AGE                BY TRUSTEE      OTHER DIRECTORSHIPS HELD
------------------------------  ---------- ----------------------------------
Salvatore Macera (Age 71)           94                    None
26 Little Neck Lane
New Seabury, MA  02649

Charles R. Nelson (Age 60)         109(2)                 None
Department of Economics
University of Washington
Seattle, WA 98195






John J. Neuhauser (Age 59)          94(4)   Saucony, Inc. (athletic footwear);
84 College Road                                      SkillSoft Corp.
Chestnut Hill, MA 02467-3838                          (E-Learning)

Thomas E. Stitzel (Age 67)          94                    None
2208 Tawny Woods Place
Boise, ID  83706

                                             YEAR FIRST
                                             ELECTED OR
                                  POSITION   APPOINTED
      NAME, ADDRESS            WITH LIBERTY     TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS      OFFICE(1)                     DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 65)      Trustee        1996     Managing Director, William Blair Capital Partners (private equity
27 West Monroe Street,                                   investing) since September, 1994 (formerly Chief Executive Officer
Suite 3500                                               and Chairman of the Board of Directors, Continental Bank
Chicago, IL 60606                                        Corporation prior thereto).


Anne-Lee Verville (Age 57)       Trustee        1998     Author and speaker on educational systems needs (formerly General
359 Stickney Hill Road                                   Manager, Global Education Industry from 1994 to 1997, and
Hopkinton, NH  03229                                     President, Applications Solutions Division from 1991 to 1994, IBM
                                                         Corporation (global education and global applications)).

                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
      NAME, ADDRESS              OVERSEEN
         AND AGE                BY TRUSTEE      OTHER DIRECTORSHIPS HELD
------------------------------  ---------- ----------------------------------
DISINTERESTED TRUSTEES

Thomas C. Theobald (Age 65)         94      Anixter International (network
27 West Monroe Street,                      support equipment distributor),
Suite 3500                                  Jones Lang LaSalle (real estate
Chicago, IL 60606                            management services) and MONY
                                                Group (life insurance).

Anne-Lee Verville (Age 57)          94          Chairman of the Board of
359 Stickney Hill Road                       Directors, Enesco Group, Inc.
                                              (designer, importer and
                                             distributor of giftware and
                                                     collectibles).

                                             YEAR FIRST
                                             ELECTED OR
                                  POSITION   APPOINTED
      NAME, ADDRESS            WITH LIBERTY     TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS      OFFICE(1)                     DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
INTERESTED TRUSTEES

William E. Mayer(3) (Age 62)      Trustee       1994     Managing Partner, Park Avenue Equity Partners (private equity)
399 Park Avenue                                          since February, 1999 (formerly Founding Partner, Development
Suite 3204                                               Capital LLC from November 1996 to February, 1999; Dean and
New York, NY 10022                                       Professor, College of Business and Management, University of
                                                         Maryland from October, 1992 to November, 1996).

Joseph R. Palombo(3) (Age 50)  Trustee, and     2000     Chief Operating Officer of Columbia Management Group, Inc.
One Financial Center           Chairman of               (Columbia Management Group) since November, 2001; formerly Chief
Boston, MA 02111               the Board and             Operations Officer of Mutual Funds, Liberty Financial Companies,
                                President                Inc. from August, 2000 to November, 2001; Executive Vice
                                                         President of Stein Roe & Farnham Incorporated (Stein Roe)
                                                         since April, 1999; Executive Vice President and Director of the Advisor since April, 1999; Director of Stein Roe since
                                                         September, 2000; President of Liberty Funds and Stein Roe
                                                         Funds since February, 2003; Trustee and Chairman of the
                                                         Board of the Stein Roe Funds since October, 2000; Manager of
                                                         Stein Roe Floating Rate Limited Liability Company since
                                                         October, 2000 (formerly Vice President of the Liberty Funds from April, 1999 to August, 2000; Chief Operating Officer
                                                         and Chief Compliance Officer, Putnam Mutual Funds from
                                                         December, 1993 to March, 1999).
                                NUMBER OF
                                PORTFOLIOS
                                 IN FUND
                                 COMPLEX
      NAME, ADDRESS              OVERSEEN
         AND AGE                BY TRUSTEE      OTHER DIRECTORSHIPS HELD
------------------------------  ---------- ----------------------------------
INTERESTED TRUSTEES

William E. Mayer(3) (Age 62)        94(4)  Lee Enterprises (print media), WR
399 Park Avenue                            Hambrecht + Co. (financial service
Suite 3204                                    provider) and First Health
New York, NY 10022                                   (healthcare).


Joseph R. Palombo(3) (Age 50)       94                  None
One Financial Center
Boston, MA 02111

(1) In December, 2000, the boards of each of the Liberty Funds and Stein Roe Funds were combined into one board of trustees with common membership. The date shown is the earliest date on which a trustee was elected to either the Liberty Funds board or the former Stein Roe Funds board.

(2) In addition to serving as a disinterested trustee of the Liberty funds, Mr. Nelson serves as a disinterested Trustee of the Columbia Funds, which are advised by an affiliate of the Advisor, currently consisting of 15 funds.

(3) Mr. Mayer is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) by reason of his affiliation with WR Hambrecht + Co. Mr. Palombo is an interested person as an employee of an affiliate of the Advisor.

(4) In addition to serving as a trustee of Liberty Funds, Mr. Lowry, Mr. Neuhauser and Mr. Mayer each serve as a director/trustee of Liberty All-Star Funds, currently consisting of 2 funds, which are advised by an affiliate of the Advisor.

                                             YEAR FIRST
                                             ELECTED OR
                                 POSITION     APPOINTED
      NAME, ADDRESS            WITH LIBERTY      TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS        OFFICE                       DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
OFFICERS

Vicki L. Benjamin (Age 41)         Chief        2001     Controller of the Liberty Funds, Stein Roe Funds and Liberty
One Financial Center             Accounting              All-Star Funds since May, 2002; Chief Accounting Officer of the
Boston, MA 02111                Officer and              Liberty Funds, Stein Roe Funds and Liberty All-Star Funds since
                                 Controller              June, 2001; Controller and Chief Accounting Officer of the
                                                         Galaxy Funds since September, 2002 (formerly Vice President,
                                                         Corporate Audit, State Street Bank and Trust Company from
                                                         May, 1998 to April, 2001; Audit Manager from July, 1994 to
                                                         June, 1997; Senior Audit Manager from July, 1997 to May,
                                                         1998, Coopers & Lybrand, LLP).

J. Kevin Connaughton (Age 38)    Treasurer      2000     Treasurer of the Liberty Funds and of the Liberty All-Star Funds
One Financial Center                                     since December, 2000 (formerly Controller of the Liberty Funds and
Boston, MA 02111                                         of the Liberty All-Star Funds from February, 1998 to October,
                                                         2000); Treasurer of the Stein Roe Funds since February, 2001
                                                         (formerly Controller from May, 2000 to February, 2001);
                                                         Treasurer of the Galaxy Funds since September, 2002;
                                                         (formerly Vice President of the Advisor from February, 1998 to October, 2000) (formerly Senior Tax Manager, Coopers &
                                                         Lybrand, LLP from April, 1996 to January, 1998).

                                             YEAR FIRST
                                             ELECTED OR
                                 POSITION     APPOINTED
      NAME, ADDRESS            WITH LIBERTY      TO                         PRINCIPAL OCCUPATION(S)
         AND AGE                  FUNDS        OFFICE                       DURING PAST FIVE YEARS
------------------------------ ------------- ----------- ------------------------------------------------------------------
OFFICERS

Jean S. Loewenberg (Age 57)      Secretary      2002     Secretary of the Liberty Funds, Stein Roe Funds and of the Liberty
One Financial Center                                     All-Star Funds since February, 2002; General Counsel of Columbia
Boston, MA 02111                                         Management Group since December, 2001; Senior Vice President since

                                                         November, 1996 and Assistant General Counsel since
                                                         September, 2002 of Fleet National Bank (formerly Senior Vice
                                                         President and Group Senior Counsel of Fleet National Bank
                                                         from November, 1996 to September, 2002)..

TRUSTEE POSITIONS

As of December 31, 2002, no disinterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of FleetBoston Financial, the Advisor, another investment advisor, sub-advisor or portfolio manager of any of the Liberty Funds or any person controlling, controlled by or under common control with any such entity.

APPROVING THE INVESTMENT ADVISORY CONTRACT

In determining to approve the most recent annual extension of the Fund's management agreement, the Trustees met over the course of the year with the relevant investment advisory personnel from the Advisor and considered information provided by the Advisor relating to the education, experience and number of investment professionals and other personnel providing services under that agreement. See "Managing the Fund" in the Fund's Prospectuses and "Trustees and Officers" in this SAI. The Trustees also took into account the time and attention devoted by senior management to the Fund and the other funds in the complex. The Trustees evaluated the level of skill required to manage the Fund and concluded that the human resources devoted by the Advisor to the Fund were appropriate to fulfill effectively the Advisor's duties under the agreement. The Trustees also considered the business reputation of the Advisor and its financial resources, and concluded that the Advisor would be able to meet any reasonably foreseeable obligations under the agreement.

The Trustees received information concerning the investment philosophy and investment process applied by the Advisor in managing the Fund. See "Principal Investment Strategies" and "Principal Investment Risks" in the Fund's Prospectuses. In this connection, the Trustees considered the Advisor's in-house research capabilities as well as other resources available to the Advisor's personnel, including research services available to the Advisor as a result of securities transactions effected for the Fund and other investment advisory clients. The Trustees concluded that the Advisor's investment process, research capabilities and philosophy were well suited to the Fund, given the Fund's investment goals and policies.

The Trustees considered the scope of the services provided by the Advisor to the Fund under the agreement relative to services provided by third parties to other mutual funds. See "Fund Charges and Expenses" and "Management of the Funds - The Management Agreement". The Trustees concluded that the scope of the Advisor's services to the Fund was consistent with the Fund's operational requirements, including, in addition to its investment goal, compliance with the Fund's investment restrictions, tax and reporting requirements and related shareholder services.

The Trustees considered the quality of the services provided by the Advisor to the Fund. The Trustees evaluated the Advisor's record with respect to regulatory compliance and compliance with the investment policies of the Fund. The Trustees also evaluated the procedures of the Advisor designed to fulfill the Advisor's fiduciary duty to the Fund with respect to possible conflicts of interest, including the Advisor's code of ethics (regulating the personal trading of its officers and employees) (see "Management of the Funds - Code of Ethics"), the procedures by which the Advisor allocates trades among its various investment advisory clients and the record of the Advisor in these matters. The Trustees also received information concerning standards of the Advisor with respect to the execution of portfolio transactions. See "Management of the Funds - Portfolio Transactions."

The Trustees considered the Advisor's management of non-advisory services provided by persons other than the Advisor by reference, among other things, to the Fund's total expenses and the reputation of the Fund's other service providers. See "Your Expenses" in the Fund's Prospectuses. The Trustees also considered information provided by third parties relating to the Fund's investment performance relative to its performance benchmark(s), relative to other similar funds managed by the Advisor and relative to funds managed similarly by other advisors. The Trustees reviewed performance over various periods, including the Fund's one, five and ten year calendar year periods and/or the life of the Fund, as applicable (See "Performance History" in the Fund's Prospectuses), as well as factors identified by the Advisor as contributing to the Fund's performance. See the Fund's most recent annual and semi-annual reports. The Trustees concluded that the scope and quality of the Advisor's services was sufficient to merit reapproval of the agreement for another year.

In reaching that conclusion, the Trustees also gave substantial consideration to the fees payable under the agreement. The Trustees reviewed information concerning fees paid to investment advisors of similarly-managed funds. The Trustees also considered the fees of the Fund as a percentage of assets at different asset levels and possible economies of scale to the Advisor. The Trustees evaluated the Advisor's profitability with respect to the Fund, concluding that such profitability appeared to be generally consistent with levels of profitability that had been determined by courts to be "not excessive." For these purposes, the Trustees took into account not only the actual dollar amount of fees paid by the Fund directly to the Advisor, but also so-called "fallout benefits" to the Advisor such as reputational value derived from serving as investment Advisor to the Fund and the research services available to the Advisor by reason of brokerage commissions generated by the Fund's turnover. In evaluating the Fund's advisory fees, the Trustees also took into account the complexity of investment management for the Fund relative to other types of funds. Based on challenges associated with less readily available market information about foreign issuers and smaller capitalization companies, limited liquidity of certain securities, and the specialization required for focused funds, the Trustees concluded that generally greater research intensity and trading acumen is required for equity funds, and for international or global funds, as compared to funds investing, respectively, in debt obligations or in U.S. issuers. Similarly, the Trustees concluded that, generally, small capitalization equity funds and focused funds including state specific municipal funds, require greater intensity of research and trading acumen than larger capitalization or more diversified funds. See "The Fund" in the Fund's Prospectus.

Based on the foregoing, the Trustees concluded that the fees to be paid the Advisor under the advisory agreement were fair and reasonable, given the scope and quality of the services rendered by the Advisor.

GENERAL

Messrs. Lowry, Mayer and Neuhauser are also Trustees of the Liberty All-Star Funds.

The Trustees serve as trustees of all funds for which each Trustee (except Mr. Palombo) will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint board meeting. Committee chairs receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special committee meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees is divided equally among the funds.

The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 80 open-end and14 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust.

The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

The Trustees have the authority to convert the funds into a master fund/feeder fund structure. Under this structure, a fund may invest all or a portion of its investable assets in investment companies with substantially the same investment goals, policies and restrictions as the fund. The primary reason to use the master fund/feeder fund structure is to provide a mechanism to pool, in a single master fund, investments of different investor classes, resulting in a larger portfolio, investment and administrative efficiencies and economies of scale.

THE MANAGEMENT AGREEMENT (THIS SECTION DOES NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND, LIBERTY TAX-MANAGED GROWTH FUND, LIBERTY TAX-MANAGED GROWTH FUND II, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND,LIBERTY NEWPORT EUROPE FUND OR LIBERTY NEWPORT ASIA PACIFIC
FUND)

Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.

The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually
(i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.

The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFD pays the cost of printing and distributing all other Prospectuses.

ADMINISTRATION AGREEMENT (THIS SECTION APPLIES ONLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY NEWPORT GLOBAL EQUITY FUND, LIBERTY TAX-MANAGED VALUE FUND, LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN

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OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE
FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND AND THEIR RESPECTIVE TRUSTS).

Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

          (a)  providing office space, equipment and clerical personnel;

          (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

          (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

          (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

          (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

          (f)  maintaining certain books and records of each fund.

With respect to Liberty Money Market Fund and Liberty Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

          (g) Monitoring compliance by the fund with Rule 2a-7 under the 1940 Act and reporting to the Trustees from time to time with respect thereto.

The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this SAI.

THE PRICING AND BOOKKEEPING AGREEMENT

The Advisor/Administrator is responsible for providing accounting and bookkeeping services to each fund pursuant to a pricing and bookkeeping agreement. Under a separate agreement (Outsourcing Agreement), the Advisor/Administrator has delegated those functions to State Street Bank and Trust Company (State Street). The Advisor/Administrator pays fees to State Street under the Outsourcing Agreement.

Under a pricing and bookkeeping agreement with each fund, the Advisor/Administrator receives from each fund a monthly fee consisting of a flat fee plus an asset-based fee, as follows:

-    an annual flat fee of $10,000, paid monthly; and

- in any month that a fund has average net assets of more than $50 million, a monthly fee equal to the percentage of the average net assets of the fund for that month that is determined by the following formula:

               [(number of stand-alone funds and master funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $105,000) + (number of feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement x $12,000) - (annual flat fees payable by each fund for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement )] / (average monthly net assets of all stand-alone funds and feeder funds for which State Street provides pricing and bookkeeping services under the Outsourcing Agreement with average monthly net assets of more than $50 million in that month)

Each fund reimburses the Advisor/Administrator for all out-of-pocket expenses and charges, including fees payable to third parties (other than State Street) for providing pricing data.

PORTFOLIO TRANSACTIONS

THE FOLLOWING SECTIONS ENTITLED "INVESTMENT DECISIONS" AND "BROKERAGE AND RESEARCH SERVICES" DO NOT APPLY TO LIBERTY MONEY MARKET FUND, LIBERTY MUNICIPAL MONEY MARKET FUND, LIBERTY TAX-MANAGED VALUE FUND AND LIBERTY NEWPORT GLOBAL EQUITY FUND. FOR EACH OF THESE FUNDS, SEE PART 1 OF ITS RESPECTIVE SAI. THE ADVISOR OF LIBERTY NEWPORT TIGER FUND, LIBERTY NEWPORT JAPAN

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OPPORTUNITIES FUND, LIBERTY NEWPORT GREATER CHINA FUND, LIBERTY NEWPORT EUROPE
FUND AND LIBERTY NEWPORT ASIA PACIFIC FUND FOLLOWS THE SAME PROCEDURES AS THOSE SET FORTH UNDER "BROKERAGE AND RESEARCH SERVICES."

INVESTMENT DECISIONS. The Advisor acts as investment advisor to each of the funds (except for the Liberty Money Market Fund, Liberty Municipal Money MARKET Fund, Liberty Newport Global Equity Fund, Liberty Tax-Managed Value Fund, Liberty Tax-Managed Aggressive Growth, Liberty Tax-Managed Growth Fund, Liberty Tax-Managed Growth Fund II, Liberty Newport Tiger Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund each of which is administered by the Advisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.

The portfolio managers of Liberty Newport Global Equity Fund, a series of Liberty Funds Trust III, will use the trading facilities of Stein Roe, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.

BROKERAGE AND RESEARCH SERVICES. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.

The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can be expected to obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.

Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.

The Trustees have authorized the Advisor to cause the Funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.

The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.

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The Advisor may use the services of Quick & Reilly, Inc., or Fleet Securities,
Inc., each an affiliate of the Advisor, when buying or selling securities for a fund's portfolio pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays to affiliates of the Advisor on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through affiliates of the Advisor so that the Trustees may consider whether such trades complied with these procedures and the Rule.

PRINCIPAL UNDERWRITER

LFD is the principal underwriter of the Trust's shares. LFD has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.

INVESTOR SERVICING AND TRANSFER AGENT

LFS is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFS is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. SEE "FUND CHARGES AND EXPENSES" IN PART 1 OF THIS SAI FOR INFORMATION ON FEES RECEIVED BY LFS. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFS or generally by 6 months' notice by LFS to the fund. The agreement limits the liability of LFS to the fund for loss or damage incurred by the fund to situations involving a failure of LFS to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFS against, among other things, loss or damage incurred by LFS on account of any claim, demand, action or suit made on or against LFS not resulting from LFS's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

CODE OF ETHICS

The funds, the Advisor, and LFD have adopted Codes of Ethics pursuant to the requirements of the Act. These Codes of Ethics permit personnel subject to the Codes to invest in securities, including securities that may be purchased or held by the funds. These Codes of Ethics can be reviewed and copied at the SEC's Public Reference Room and may be obtained by calling the SEC at 1-202-942-8090. These Codes are also available on the EDGAR Database on the SEC's internet web site at http://www.sec.gov, and may also be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time) each day the Exchange is open, except that certain classes of assets, such as index futures, for which the market close occurs shortly after the close of regular trading on the Exchange will be priced at the closing time of the market on which they trade. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities generally are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which market quotations are not readily available and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.

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(The following two paragraphs are applicable only to Liberty Newport Tiger Fund,
Liberty Newport Japan Opportunities Fund, Liberty Newport Greater China Fund, Liberty Newport Europe Fund and Liberty Newport Asia Pacific Fund. "Advisor" in these two paragraphs refers to each fund's investment advisor, Newport Fund Management, Inc.)

Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.

The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.

AMORTIZED COST FOR MONEY MARKET FUNDS (THIS SECTION CURRENTLY DOES NOT APPLY TO LIBERTY MONEY MARKET FUNDS, - SEE "AMORTIZED COST FOR MONEY MARKET FUNDS" UNDER "INFORMATION CONCERNING THE FUND" IN PART 1 OF THE SAI OF LIBERTY MUNICIPAL MONEY MARKET FUND)

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.

See the Statement of Assets and Liabilities in the shareholder report of the Liberty Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES

The Prospectus contains a general description of how investors may buy shares of the fund and tables of charges. This SAI contains additional information which may be of interest to investors.

The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFS, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFD's commission is the sales charge shown in the fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFD retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"), and except that LFD may from time to time reallow additional amounts to all or certain FSFs. LFD generally retains some or all of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFD for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

                                       30
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LFS acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFS, provided the new FSF has a sales agreement with LFD.

Shares credited to an account are transferable upon written instructions in good order to LFS and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates are not available for any class of shares offered by the Fund. If you currently hold previously issued share certificates, shareholders may send any certificates which have been previously acquired to LFS for deposit to their account.

LFD may, at its expense, provide special sales incentives (such as cash payments in addition to the commissions specified in the Fund's SAI) to FSFs that agree to promote the sale of shares of the Fund or other funds that LFD distributes. At its discretion, the Distributor may offer special sales incentives only to selected FSFs or to FSFs who have previously sold or expect to sell significant amounts of the Fund's shares.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES

The following special purchase programs/investor services may be changed or eliminated at any time.

AUTOMATIC INVESTMENT PLAN. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe may be purchased through the Automatic Investment Plan. Preauthorized monthly bank drafts or electronic funds transfers for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFD receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Automatic Investment Plan purchase is by electronic funds transfer, you may request the Automatic Investment Plan purchase for any day. Further information and application forms are available from FSFs or from LFD.

AUTOMATED DOLLAR COST AVERAGING (Classes A, B, C, and Z). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc., Crabbe Huson Group, Inc. and Stein Roe in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.

Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is generally a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Liberty Funds Services, Inc. P.O. Box 8081, Boston, MA 02266-8081.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.

LFD offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.

TAX-SHELTERED RETIREMENT PLANS. LFD offers prototype tax-qualified plans, including IRAs, and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. Investors Bank & Trust Company is the Trustee of LFD prototype plans and charges a $18 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFD.

Participants in non-LFD prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFS. Participants in LFD prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFS. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFD IRA Rollover account in any fund, or if the Plan maintains an omnibus account.

Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.

                                       31
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TELEPHONE ADDRESS CHANGE SERVICES. By calling LFS, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.

CASH CONNECTION. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.

AUTOMATIC DIVIDEND DIVERSIFICATION. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFS for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

RIGHT OF ACCUMULATION (Class A, Class B and Class T shares only) (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A, B and T shares can be effected by combining a current purchase of Class A or Class B shares with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFD. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund).

LFD must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFS. A fund may terminate or amend this Right of Accumulation.

STATEMENT OF INTENT (Class A and Class T shares only). Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFS will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.

If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFD the excess commission previously paid during the thirteen-month period.

If the amount of the Statement is not purchased, the shareholder shall remit to LFD an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFS will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.

Additional information about and the terms of Statements of Intent are available from your FSF, or from LFS at 1-800-345-6611.

REINSTATEMENT PRIVILEGE. An investor who has redeemed Class A, B, C or T shares (other than shares of the Liberty Newport Asia Pacific Fund, Liberty Newport Europe Fund, Liberty Newport Greater China Fund, Liberty Newport Global Equity Fund, Liberty Newport Japan Opportunities Fund, Liberty Newport Tiger Fund, Liberty International Equity Fund, Liberty European Thematic Equity Fund and Liberty Global Thematic Equity Fund that were redeemed within 30 days of their acquisition by exchange from another fund) may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of Class A of any fund at the NAV next determined after LFS receives a written reinstatement request and payment. Investors who desire to exercise this privilege should contact their FSF or LFS. Shareholders may exercise this privilege an unlimited amount of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.

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PRIVILEGES OF LIBERTY EMPLOYEES OR FINANCIAL SERVICE FIRMS (IN THIS SECTION, THE
"ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFD and companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFD; and such persons' families and their beneficial accounts.

PRIVILEGES OF LIBERTY ACORN FUNDS SHAREHOLDERS. Any shareholder who owned shares of any fund of Liberty Acorn Trust on September 29, 2000 (when all of the then outstanding shares of Liberty Acorn Trust were re-designated Class Z shares) and who since that time has remained a shareholder of any fund distributed by LFD, may purchase Class A shares of any fund distributed by LFD at NAV in those cases where a Liberty Fund Class Z share is not available. Qualifying shareholders will not be subject to any Class A initial sales charge or CDSC; however, they will be subject to the annual Rule 12b-1 service fee.

EXCHANGES FOR AFFILIATES OF INVESTMENT ADVISOR. Clients of affiliates of LFD who have previously purchased shares of other investment companies and have been charged a front-end load or other sales charge on such purchases may exchange those shares for Class A shares of any funds distributed by LFD, without incurring an additional front-end load or sales charge for those exchanged shares. Certain funds may charge an annual Rule 12b-1 distribution and service fee.

SPONSORED ARRANGEMENTS. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.

Class A and Class T shares (Class T shares can only be purchased by the shareholders of Liberty Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFD pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.

WAIVER OF CONTINGENT DEFERRED SALES CHARGES (CDSCS) (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR TO CERTAIN FUNDS) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. DEATH. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. SYSTEMATIC WITHDRAWAL PLAN (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual SWP established with LFS, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three-month period prior to the first SWP redemption). Otherwise, CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. DISABILITY. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise AFTER the purchase of shares AND (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

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4.   DEATH OF A TRUSTEE. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase AND
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. RETURNS OF EXCESS CONTRIBUTIONS. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. QUALIFIED RETIREMENT PLANS. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFD for at least two years.

The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund may delay selling your shares for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.

To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFS, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFS and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFS for more information 1-800-345-6611.

FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFS and may charge for this service.

SYSTEMATIC WITHDRAWAL PLAN If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.

A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.

                                       34
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A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFS will not be liable for any payment made in accordance with the provisions of a SWP.

The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.

TELEPHONE REDEMPTIONS. All Fund shareholders and/or their FSFs are automatically eligible to redeem up to $100,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guarantee request. Telephone redemption privileges for larger amounts may be elected on the Application. LFS will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs will be required to provide their name, address and account number. FSFs will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.

CHECKWRITING (IN THIS SECTION, THE "ADVISOR" REFERS TO COLONIAL MANAGEMENT ASSOCIATES, INC. IN ITS CAPACITY AS THE ADVISOR OR ADMINISTRATOR OF CERTAIN FUNDS) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. LFS will provide checks to be drawn on Boston Safe Deposit and Trust Company (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 ($250 for money market funds) nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.

Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks, however, you may incur customary fees for services such as a stop payment request or a request for copies of a check. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.

NON CASH REDEMPTIONS. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.

DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

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Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Liberty Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.

HOW TO EXCHANGE SHARES

Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment goal and policies, and shareholders should obtain a prospectus and consider these goals and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFS before requesting an exchange.

By calling LFS, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFS by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFS will also make exchanges upon receipt of a written exchange request and share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFS will require customary additional documentation. Prospectuses of the other funds are available from the LFD Literature Department by calling 1-800-426-3750.

A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.

You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFS. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.

Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is generally a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS

A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.

The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.

SHAREHOLDER MEETINGS

As described under the caption "Organization and History", the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.

At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES

TOTAL RETURN

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate (i.e. cumulative) rather than average annual total returns or may not reflect the sales charge or CDSC.

Total return for a newer class of shares for periods prior to inception includes
(a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares (except Liberty Money Market Fund); if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class). Performance results reflect any voluntary waivers or reimbursements of fund expenses by the Advisor, Administrator or its affiliates. Absent these waivers or reimbursements, performance results would have been lower.

YIELD

MONEY MARKET. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.

NON-MONEY MARKET. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and, in some cases, state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by the Advisor or its affiliates have been added back to actual expenses.

DISTRIBUTION RATE. The distribution rate for each class of shares of a fund is usually calculated by dividing annual or annualized distributions by the maximum offering price of that class on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.

The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.

The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning,

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Changing Times, Reuters Information Services, Wiesenberger Mutual Funds
Investment Report, Lipper, Inc., Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated, Bloomberg and Ibbotson.

All data are based on past performance and do not predict future results.

TAX-RELATED ILLUSTRATIONS. The fund also may present hypothetical illustrations
(i) comparing the fund's and other mutual funds' pre-tax and after-tax total returns, and (ii) showing the effects of income, capital gain and estate taxes on performance.

GENERAL. From time to time, the fund may discuss or quote its current portfolio manager as well as other investment personnel and members of the tax management oversight team, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.

The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.

 From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

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                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS
                             STANDARD & POOR'S (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

PROVISIONAL RATINGS. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

MUNICIPAL NOTES:

SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

COMMERCIAL PAPER:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

CORPORATE BONDS:

The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.

The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are NOT addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

CONDITIONAL RATINGS. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

MUNICIPAL NOTES:

MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

DEMAND FEATURE OF VARIABLE RATE DEMAND SECURITIES:

Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

COMMERCIAL PAPER:

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                  Prime-1  Highest Quality
                  Prime-2  Higher Quality
                  Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

CORPORATE BONDS:

The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                                   FITCH INC.

INVESTMENT GRADE BOND RATINGS

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

CONDITIONAL

A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

SPECULATIVE-GRADE BOND RATINGS

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.

                                   APPENDIX II
                                DECEMBER 31, 2002


           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
CREDIT SUISSE FIRST BOSTON
                  CSFB High Yield Index                                                            3.11
                  CSFB Leveraged Loan Index                                                        1.11
LEHMAN BROTHERS:
                  Lehman General Obligation Index                                                  9.19
                  Lehman Quality Intermediate Muni Bond Index                                      9.23
                  Lehman 3-15 Year Blend                                                           9.66
LIPPER, INC.
                  AMEX Composite Index P                                                          -2.74
                  AMEX Computer Tech IX P                                                        -34.32
                  AMEX Institutional IX P                                                        -24.34
                  AMEX Major Market IX P                                                         -14.37
                  Bse Sensex Index                                                                 3.52
                  CAC 40: FFR IX P                                                               -33.75
                  CD Rate 1 Month Index Tr                                                         1.73
                  CD Rate 3 Month Index Tr                                                         1.74
                  CD Rate 6 Month Index Tr                                                         1.81
                  Consumer Price Index                                                             2.38
                  DAX:DM IX TR                                                                   -43.94
                  Dow Jones 65 Comp Av P                                                         -17.88
                  Dow Jones Ind Average P                                                        -16.76
                  Dow Jones Ind Dly Reinv                                                        -15.01
                  Dow Jones Ind Mth Reinv                                                        -15.04
                  Dow Jones Trans Av P                                                           -12.50
                  Dow Jones Trans Av Tr                                                          -11.48
                  Dow Jones Util Av P                                                            -26.79
                  Dow Jones Util Av Tr                                                           -23.38
                  Ft/S&P Act Wld Ex US IX                                                        -16.63
                  Jakarta Composite Index                                                          8.39
                  Jasdaq Index:Yen P                                                             -18.45
                  Lehman 1-3 Govt/Cred Tr                                                          6.28
                  Lehman 1-3 Govt/Credit P                                                         1.12
                  Lehman Aggregate Bd P                                                            4.39
                  Lehman Aggregate Bd Tr                                                          10.25
                  Lehman Cr Bd Int P                                                               3.35
                  Lehman Cr Bd Int Tr                                                             10.14
                  Lehman Govt Bd Int P                                                             4.32
                  Lehman Govt Bd Int Tr                                                            9.64
                  Lehman Govt Bd Long P                                                           10.20
                  Lehman Govt Bd Long Tr                                                          16.99
                  Lehman Govt Bd P                                                                 5.82
                  Lehman Govt Bd Tr                                                               11.50
                  Lehman Govt/Cr Bd P                                                              4.77
                  Lehman Govt/Cr Bd Tr                                                            11.04
                  Lehman Govt/Cr Int P                                                             3.86
                  Lehman Govt/Cr Int Tr                                                            9.84
                  Lehman High Yield P                                                            -10.17

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  Lehman High Yield Tr                                                            -1.41
                  Lehman Muni 10 Yr IX P                                                           5.02
                  Lehman Muni 10 Yr IX Tr                                                         10.17
                  Lehman Muni 3 Yr IX P                                                            1.68
                  Lehman Muni 3 Yr IX Tr                                                           6.72
                  Lehman Muni 5 Yr IX Tr                                                           9.27
                  Lehman Muni Bond IX P                                                            4.34
                  Lehman Muni Bond IX Tr                                                           9.60
                  ML 10+ Yr Treasury IX Tr                                                        16.77
                  ML 100 Tech IX TR                                                              -41.54
                  ML 10Yr Strip TR Ix                                                             21.00
                  ML 1-10 YR CORP BD IX P                                                          2.96
                  ML 1-10 YR CORP BD IX TR                                                         9.82
                  ML 1-3 Yr Muni IX P                                                              0.50
                  ML 1-3 Yr Muni IX Tr                                                             4.96
                  ML 1-3 Yr Treasury IX P                                                          0.98
                  ML 1-3 Yr Treasury IX Tr                                                         5.76
                  ML 1-5 Yr Gv/Cp Bd IX P                                                          2.43
                  ML 1-5 Yr Gv/Cp Bd IX Tr                                                         7.91
                  ML 15 Yr Mortgage IX P                                                           4.02
                  ML 15 Yr Mortgage IX Tr                                                          9.28
                  ML 1-5 Yr Treasury IX P                                                          2.39
                  ML 1-5 Yr Treasury IX Tr                                                         7.47
                  ML 15+ Yr Treasury IX TR                                                        17.08
                  ML 15Yr Strip TR IX                                                             22.27
                  ML 20Yr Strip TR IX                                                             20.76
                  ML 25Yr Strip TR IX                                                             21.22
                  ML 3 MO T-Bill IX Tr                                                             1.78
                  ML 3-5 Yr Govt IX P                                                              5.57
                  ML 3-5 Yr Govt IX Tr                                                            11.22
                  ML 3-7 Yr Muni IX Tr                                                            10.10
                  ML 5-10Yr Treasury IX TR                                                        13.76
                  ML 5Yr strip TR IX                                                              14.63
                  ML 7-12 YR MUNI IX P                                                             6.20
                  ML 7-12 YR MUNI IX TR                                                           11.46
                  ML ALL CV EX ID IX                                                              -3.87
                  ML AUS GOVT IX TR                                                               -9.39
                  ML AUSTRIAN GOVT P                                                              23.77
                  ML AUSTRIAN GOVT TR                                                             29.83
                  ML BELGIAN GOVERNMENTS P                                                        23.19
                  ML BELGIAN GOVTS TR                                                             30.24
                  ML Corp Master Index P                                                           3.07
                  ML Corp Master Index Tr                                                         10.17
                  ML CV BD SPEC QUAL IX P                                                         -5.39
                  ML CV BD SPEC QUAL IX TR                                                        -1.73
                  ML DANISH GOVTS P                                                               22.19
                  ML DANISH GOVTS TR                                                              29.37
                  ML DUTCH GOVERNMENTS P                                                          22.86
                  ML DUTCH GOVTS TR                                                               29.52
                  ML EM BRADY BD IX                                                                7.36
                  ML EM EUR/MIDEAST AFR P                                                         13.44
                  ML EM EUR/MIDEAST AFR TR                                                        22.81
                  ML EM LATIN AMERICA P IX                                                        -3.79
                  ML EM LATIN AMERICA TR                                                           5.89
                  ML EMG MKT ASIA P IX                                                             7.49
                  ML EMG MKT ASIA TR IX                                                           17.64
                  ML EMG MKT EU ME AFR P                                                          16.18

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  ML EMG MKT EU ME AFR TR                                                         26.45
                  ML EMG MKT LATIN AM P IX                                                        -8.23
                  ML EMG MKT LATIN AM TR                                                           2.18
                  ML EMU BROAD MARKET TR                                                          28.84
                  ML EMU BROAD MKT P IX                                                           22.41
                  ML EMU DIRECT GOVTS P IX                                                        22.83
                  ML EMU DIRECT GOVTS TR                                                          29.39
                  ML EURO HIGH YIELD P IX                                                          1.97
                  ML EURO HIGH YIELD TR IX                                                        12.01
                  ML FINNISH GOVTS P IX                                                           22.65
                  ML FINNISH GOVTS TR  IX                                                         29.51
                  ML FRENCH GOVTS P IX                                                            24.84
                  ML FRENCH GOVTS TR IX                                                           31.56
                  ML GERMAN FED GOVTS P                                                           22.68
                  ML GERMAN FED GOVTS TR                                                          28.83
                  ML GLBL BOND INDEX TR IX                                                        16.06
                  ML Glbl Govt Bond Inx P                                                         12.11
                  ML Glbl Govt Bond Inx Tr                                                        17.05
                  ML Glbl Gv Bond IX II P                                                         14.26
                  ML Glbl Gv Bond IX II Tr                                                        19.54
                  ML GLBL GVT BND IX II TR                                                        22.67
                  ML GLOBAL BOND IX P                                                             10.36
                  ML GLOBAL EM SOV P IX                                                           -1.87
                  ML GLOBAL EM SOV TR IX                                                          13.29
                  ML GLOBAL HIGH YIELD P I                                                       -10.43
                  ML GLOBAL HIGH YIELD TR                                                         -1.90
                  ML Gov/ Corp Master IX T                                                        10.95
                  ML Govt Master Index P                                                           5.58
                  ML Govt Master Index Tr                                                         11.30
                  ML Govt/Corp Master IX P                                                         4.71
                  ML HIGH YLD MASTER 2  P                                                        -10.41
                  ML HIGH YLD MASTER 2  TR                                                        -1.89
                  ML High Yld Master IX P                                                        -10.03
                  ML High Yld Master IX Tr                                                        -1.14
                  ML ITALIAN GOVTS P IX                                                           22.67
                  ML ITALIAN GOVTS TR IX                                                          29.35
                  ML JPN GOVT IX TR                                                               76.13
                  ML LA  BRADY BD IX                                                               0.34
                  ML Master Muni IX Tr                                                            10.73
                  ML Mortgage Master IX P                                                          4.10
                  ML Mortgage Master IX Tr                                                         9.41
                  ML MUNI 22-52 yr DUR TR                                                         10.70
                  ML Muni 7-12 Dur TR IX                                                          11.46
                  ML Norwegian Govts P IX                                                         32.82
                  ML Norwegian Govts TR IX                                                        40.99
                  ML PAN-EURO GOVT IX                                                             28.58
                  ML Portugese Govts P IX                                                         23.40
                  ML Portugese Govts TR IX                                                        29.79
                  ML Spanish Govts P IX                                                           23.28
                  ML Spanish Govts TR IX                                                          29.91
                  ML Sterling Hi Yld P IX                                                        -10.79
                  ML Sterling Hi Yld TR IX                                                        -2.56
                  ML Swedish Govts P IX                                                           24.74
                  ML Swedish Govts TR IX                                                          31.82
                  ML Swiss Govts P IX                                                             29.74
                  ML Swiss Govts TR IX                                                            34.73
                  ML Treasury Master IX P                                                          5.72

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  ML Treasury Master IX Tr                                                        11.57
                  ML UK Gilts P IX                                                                14.79
                  ML UK Gilts TR IX                                                               21.87
                  ML US CP/GV 10+ YR IX P                                                          7.69
                  ML US CP/GV 10+ YR IX TR                                                        14.96
                  ML US DOM MASTER  IX P                                                           4.49
                  ML US DOM MASTER  IX TR                                                         10.41
                  MSCI AC Americas Free GD                                                       -22.32
                  MSCI AC Americas Free ID                                                       -23.61
                  MSCI AC ASIA FR DGD                                                             -9.74
                  MSCI AC ASIA FR DND                                                             -9.91
                  MSCI AC Asia Fr-Ja IX GD                                                        -8.33
                  MSCI AC Asia Fr-Ja IX ID                                                       -10.19
                  MSCI AC ASIA PAC FR DGD                                                         -8.34
                  MSCI AC ASIA PAC FR DND                                                         -8.62
                  MSCI AC ASIA PAC FR P IX                                                        -9.78
                  MSCI AC Asia Pac Fr-J GD                                                        -5.11
                  MSCI AC Asia Pac FR-J IX                                                        -7.57
                  MSCI AC Asia Pac Fr-J ND                                                        -5.57
                  MSCI AC Europe IX GD                                                           -17.85
                  MSCI AC Europe IX ID                                                           -19.86
                  MSCI AC Fe Free IX GD                                                           -9.96
                  MSCI AC Fe Free IX ID                                                          -11.07
                  MSCI AC Fe Fr-Ja IX GD                                                          -9.23
                  MSCI AC Fe Fr-Ja IX ID                                                         -11.05
                  MSCI AC FE FR-JA IX ND                                                          -9.37
                  MSCI AC Pac Fr-Jpn IX GD                                                        -5.50
                  MSCI AC Pac Fr-Jpn IX ID                                                        -7.96
                  MSCI AC Pacific FR IX ID                                                        -9.93
                  MSCI AC WLD FR VAL IX GD                                                       -18.95
                  MSCI AC WLD FR-US GR DGD                                                       -14.73
                  MSCI AC World Free IX GD                                                       -18.98
                  MSCI AC World Free Ix ID                                                       -20.51
                  MSCI AC World Free IX ND                                                       -19.32
                  MSCI AC World Fr-USA GD                                                        -14.67
                  MSCI AC World Fr-USA ID                                                        -16.53
                  MSCI AC WRLD FR GR DGD                                                         -19.07
                  MSCI AC Wrld Fr-Ja IX GD                                                       -19.78
                  MSCI AC Wrld Fr-Ja IX ID                                                       -21.37
                  MSCI AC WRLD FR-US V DGD                                                       -14.63
                  MSCI Argentina IX GD                                                           -50.55
                  MSCI Argentina IX ID                                                           -50.99
                  MSCI Australia IX GD                                                            -0.28
                  MSCI Australia IX ID                                                            -3.76
                  MSCI Australia IX ND                                                            -1.34
                  MSCI Austria IX GD                                                              17.28
                  MSCI Austria IX ID                                                              14.36
                  MSCI Austria IX ND                                                              16.55
                  MSCI Belgium IX GD                                                             -14.23
                  MSCI Belgium IX ID                                                             -17.15
                  MSCI Belgium IX ND                                                             -14.97
                  MSCI BRAZIL FREE IX GD                                                         -30.65
                  MSCI BRAZIL FREE IX ID                                                         -33.78
                  MSCI Canada IX GD                                                              -12.78
                  MSCI Canada IX ID                                                              -14.38
                  MSCI Canada IX ND                                                              -13.19
                  MSCI Chile IX GD                                                               -19.81

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  MSCI Chile IX ID                                                               -21.66
                  MSCI China ID GD                                                               -14.05
                  MSCI China IX ID                                                               -16.17
                  MSCI China IX ND                                                               -14.04
                  MSCI Colombia IX GD                                                             25.36
                  MSCI Colombia IX ID                                                             18.26
                  MSCI Czech Rep IX GD                                                            44.16
                  MSCI Czech Rep IX ID                                                            40.86
                  MSCI Denmark IX GD                                                             -15.63
                  MSCI Denmark IX ID                                                             -17.03
                  MSCI Denmark IX ND                                                             -16.03
                  MSCI EAFE - JAPAN IX ND                                                        -17.39
                  MSCI EAFE - UK IX GD                                                           -15.98
                  MSCI EAFE - UK IX ID                                                           -17.58
                  MSCI EAFE - UK IX ND                                                           -16.36
                  MSCI EAFE + Canada IX GD                                                       -15.51
                  MSCI EAFE + Canada IX ID                                                       -17.36
                  MSCI EAFE + Canada IX ND                                                       -15.80
                  MSCI EAFE + EMF IX GD                                                          -14.76
                  MSCI EAFE + EMF IX ID                                                          -16.63
                  MSCI EAFE Fr IX ID                                                             -17.52
                  MSCI EAFE Fr IX ND                                                             -15.94
                  MSCI EAFE GDP Wt IX GD                                                         -15.57
                  MSCI EAFE GDP Wt IX ID                                                         -17.30
                  MSCI EAFE GDP Wt IX ND                                                         -15.90
                  MSCI EAFE GROWTH IX GD                                                         -15.76
                  MSCI EAFE GROWTH IX ID                                                         -17.49
                  MSCI EAFE GROWTH IX ND                                                         -16.02
                  MSCI EAFE IX GD                                                                -15.66
                  MSCI EAFE IX ID                                                                -17.52
                  MSCI EAFE IX ND                                                                -15.94
                  MSCI EAFE SM CAP IX ID                                                          -9.58
                  MSCI EAFE VALUE IX GD                                                          -15.60
                  MSCI EAFE VALUE IX ID                                                          -17.59
                  MSCI EAFE VALUE IX ND                                                          -15.91
                  MSCI EASEA IX GD                                                               -17.08
                  MSCI EASEA IX ID                                                               -19.19
                  MSCI EASEA IX ND                                                               -17.39
                  MSCI Em Eur/Mid East GD                                                         -7.88
                  MSCI Em Eur/Mid East ID                                                         -9.07
                  MSCI Em Europe IX GD                                                             4.51
                  MSCI Em Europe IX ID                                                             2.88
                  MSCI EMF Asia IX GD                                                             -4.75
                  MSCI EMF Asia IX ID                                                             -6.25
                  MSCI EMF Far East IX GD                                                         -5.75
                  MSCI EMF Far East IX ID                                                         -7.14
                  MSCI EMF Growth IX ID                                                           -9.37
                  MSCI EMF IX DND                                                                 -6.17
                  MSCI EMF IX GD                                                                  -6.00
                  MSCI EMF IX ID                                                                  -7.97
                  MSCI EMF Latin Am IX GD                                                        -22.45
                  MSCI EMF Latin Am IX ID                                                        -24.79
                  MSCI EMF Latin Am IX ND                                                        -22.50
                  MSCI EMF Value IX ID                                                            -6.52
                  MSCI EURO UNION GR IX GD                                                       -20.09
                  MSCI Europe - UK IX GD                                                         -19.87
                  MSCI Europe - UK IX ID                                                         -21.56

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  MSCI Europe - UK IX ND                                                         -20.30
                  MSCI Europe GDP Wt IX ID                                                       -20.11
                  MSCI Europe Growth ND                                                          -18.54
                  MSCI Europe IX GD                                                              -18.09
                  MSCI Europe IX ID                                                              -21.11
                  MSCI Europe IX ND                                                              -18.38
                  MSCI European Union GD                                                         -19.10
                  MSCI European Union ID                                                         -21.23
                  MSCI EUROPEAN VL IX GD                                                         -17.98
                  MSCI Far East Free IX ID                                                       -11.88
                  MSCI Far East IX GD                                                            -10.82
                  MSCI Far East IX ID                                                            -11.88
                  MSCI Far East IX ND                                                            -10.97
                  MSCI Finland IX GD                                                             -29.94
                  MSCI Finland IX ID                                                             -31.23
                  MSCI Finland IX ND                                                             -30.31
                  MSCI France IX GD                                                              -20.83
                  MSCI France IX ID                                                              -22.21
                  MSCI France IX ND                                                              -21.18
                  MSCI Germany IX GD                                                             -32.90
                  MSCI Germany IX ID                                                             -34.06
                  MSCI Germany IX ND                                                             -33.18
                  MSCI Greece IX GD                                                              -25.26
                  MSCI Greece IX ID                                                              -28.18
                  MSCI Hong Kong IX GD                                                           -17.79
                  MSCI Hong Kong IX ID                                                           -20.63
                  MSCI Hongkong IX ND                                                            -17.79
                  MSCI Hungary IX GD                                                              30.69
                  MSCI Hungary IX ID                                                              28.88
                  MSCI India IX GD                                                                 8.37
                  MSCI India IX ID                                                                 5.93
                  MSCI Indonesia FR IX GD                                                         42.82
                  MSCI Indonesia FR IX ID                                                         38.10
                  MSCI Ireland IX ID                                                             -28.07
                  MSCI Israel Dom IX ID                                                          -12.42
                  MSCI Israel IX ID                                                              -31.55
                  MSCI Israel Non Dom Ixid                                                       -66.63
                  MSCI Italy IX GD                                                                -6.32
                  MSCI Italy IX ID                                                               -10.00
                  MSCI Italy IX ND                                                                -7.33
                  MSCI JAPAN GROWTH IX GD                                                        -11.06
                  MSCI Japan IX GD                                                               -10.11
                  MSCI Japan IX ID                                                               -10.96
                  MSCI Japan IX ND                                                               -10.28
                  MSCI Japan Sm Cap IX ND                                                         -5.18
                  MSCI JAPAN VALUE IX GD                                                          -8.96
                  MSCI Jordan IX GD                                                                4.52
                  MSCI Jordan IX ID                                                                2.53
                  MSCI Kokusai IX GD                                                             -20.43
                  MSCI Kokusai IX ID                                                             -22.01
                  MSCI Kokusai IX ND                                                             -20.79
                  MSCI Korea IX GD                                                                 8.62
                  MSCI Korea IX ID                                                                 7.43
                  MSCI Malaysia Free Ix GD                                                        -0.66
                  MSCI Malaysia Free IX ID                                                        -2.66
                  MSCI Mexico Free IX GD                                                         -13.31
                  MSCI Mexico Free IX ID                                                         -15.04

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  MSCI N American G IX ID                                                        -23.51
                  MSCI N American Vl IX ID                                                       -23.83
                  MSCI Netherland IX GD                                                          -20.26
                  MSCI Netherland IX ID                                                          -22.53
                  MSCI Netherland IX ND                                                          -20.83
                  MSCI New Zealand IX GD                                                          26.09
                  MSCI New Zealand IX ID                                                          20.03
                  MSCI New Zealand IX ND                                                          24.24
                  MSCI Nordic IX GD                                                              -25.42
                  MSCI Nordic IX ID                                                              -26.90
                  MSCI Nordic IX ND                                                              -25.84
                  MSCI Norway IX GD                                                               -6.67
                  MSCI Norway IX ID                                                               -9.02
                  MSCI Norway IX ND                                                               -7.26
                  MSCI Nth Amer IX GD                                                            -22.35
                  MSCI Nth Amer IX ID                                                            -23.62
                  MSCI Nth Amer IX ND                                                            -22.73
                  MSCI Pac - Japan IX GD                                                          -5.78
                  MSCI Pac - Japan IX ID                                                          -9.00
                  MSCI Pac - Japan IX ND                                                          -6.42
                  MSCI PAC FREE GR IX GD                                                          -9.20
                  MSCI PAC FREE VL IX GD                                                          -8.77
                  MSCI PAC FR-JPN GR IX GD                                                        -3.34
                  MSCI PAC FR-JPN VL IX GD                                                        -8.04
                  MSCI Pacific Free Ix GD                                                         -9.01
                  MSCI Pacific Free IX ID                                                        -10.43
                  MSCI Pacific Fr-Jpn ID                                                          -9.00
                  MSCI Pacific IX GD                                                              -9.01
                  MSCI Pacific IX ID                                                             -10.43
                  MSCI Pacific IX ND                                                              -9.29
                  MSCI Pakistan IX GD                                                            153.95
                  MSCI Pakistan IX ID                                                            122.38
                  MSCI Peru IX GD                                                                 29.11
                  MSCI Peru IX ID                                                                 25.42
                  MSCI Philippines FR DG                                                         -28.98
                  MSCI Philippines FR GD                                                         -30.48
                  MSCI Portugal IX GD                                                            -13.19
                  MSCI Portugal IX ID                                                            -15.48
                  MSCI Russia IX GD                                                               15.71
                  MSCI Russia IX ID                                                               13.87
                  MSCI Singapore Fr IX GD                                                        -11.05
                  MSCI Singapore Fr IX ID                                                        -13.09
                  MSCI South Africa IX GD                                                         27.99
                  MSCI South Africa IX ID                                                         23.26
                  MSCI Spain IX GD                                                               -14.93
                  MSCI Spain IX ID                                                               -16.88
                  MSCI Spain IX ND                                                               -15.29
                  MSCI Sri Lanka IX GD                                                            34.64
                  MSCI Sri Lanka IX ID                                                            29.76
                  MSCI Sweden IX GD                                                              -30.07
                  MSCI Sweden IX ID                                                              -31.47
                  MSCI Sweden IX ND                                                              -30.49
                  MSCI Swtzrlnd IX GD                                                             -9.96
                  MSCI Swtzrlnd IX ID                                                            -10.95
                  MSCI Swtzrlnd IX ND                                                            -10.31
                  MSCI Taiwan IX GD                                                              -24.45
                  MSCI Taiwan IX ID                                                              -25.38

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  MSCI Thailand Free IX GD                                                        27.59
                  MSCI Thailand Free IX ID                                                        24.32
                  MSCI Turkey IX GD                                                              -35.70
                  MSCI Turkey IX ID                                                              -36.49
                  MSCI UK IX GD                                                                  -15.23
                  MSCI UK IX ID                                                                  -17.77
                  MSCI UK IX ND                                                                  -15.23
                  MSCI USA IX GD                                                                 -22.71
                  MSCI USA IX ID                                                                 -23.97
                  MSCI USA IX ND                                                                 -23.09
                  MSCI Venezuela IX GD                                                           -15.82
                  MSCI Venezuela IX ID                                                           -18.57
                  MSCI World - UK IX GD                                                          -20.07
                  MSCI World - UK IX ID                                                          -21.46
                  MSCI World - UK IX ND                                                          -20.45
                  MSCI World - USA IX GD                                                         -15.51
                  MSCI World - USA IX ID                                                         -17.36
                  MSCI World - USA IX ND                                                         -15.80
                  MSCI World Free IX ND                                                          -19.89
                  MSCI World GDP Wt IX ID                                                        -20.26
                  MSCI WORLD GROWTH IX ID                                                        -20.93
                  MSCI World IX Free ID                                                          -21.06
                  MSCI World IX GD                                                               -19.54
                  MSCI World IX ID                                                               -21.06
                  MSCI World IX ND                                                               -19.89
                  MSCI WORLD IX SC DGD IX                                                        -15.69
                  MSCI WORLD IX SC DND IX                                                        -16.01
                  MSCI WORLD IX VALUE                                                            -19.55
                  MSCI WORLD VALUE IX ID                                                         -21.25
                  MSCI WORLD-USA GR IX GD                                                        -15.46
                  MSCI World-USA VL IX GD                                                        -15.59
                  MSCI Wrld - Austrl IX GD                                                       -19.85
                  MSCI Wrld - Austrl IX ID                                                       -21.33
                  MSCI Wrld - Austrl IX ND                                                       -20.18
                  MSCI WRLD CON DISC ID                                                          -23.19
                  MSCI WRLD CON STAPLES ID                                                        -4.82
                  MSCI WRLD ENERGY ID                                                             -8.38
                  MSCI WRLD EX USA SC GD                                                          -7.05
                  MSCI WRLD EX USA SC ID                                                          -9.11
                  MSCI WRLD EX USA SC ND                                                          -7.42
                  MSCI WRLD FINANCIALS GD                                                        -15.93
                  MSCI WRLD FINANCIALS ID                                                        -18.00
                  MSCI WRLD FREE GR DGD IX                                                       -19.61
                  MSCI WRLD HEALTHCARE GD                                                        -17.68
                  MSCI WRLD HEALTHCARE ID                                                        -18.88
                  MSCI WRLD INDUSTRIALS ID                                                       -23.53
                  MSCI WRLD INFO TECH GD                                                         -38.58
                  MSCI WRLD INFO TECH ID                                                         -38.80
                  MSCI WRLD MATERIALS ID                                                          -6.34
                  MSCI WRLD TECH HDWR GD                                                         -40.52
                  MSCI WRLD TECH HDWR ID                                                         -40.78
                  MSCI WRLD TELECOM GD                                                           -28.54
                  MSCI WRLD TELECOM ID                                                           -30.37
                  MSCI WRLD UTILITIES ID                                                         -18.63
                  NASDAQ 100 IX P                                                                -37.58
                  NASDAQ Bank IX P                                                                 4.52
                  NASDAQ Composite IX P                                                          -31.53

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  NASDAQ Industrial IX P                                                         -25.88
                  NASDAQ Insurance IX P                                                           -1.84
                  NASDAQ Natl Mkt Cmp IX                                                         -31.71
                  NASDAQ Natl Mkt Ind IX                                                         -26.05
                  NASDAQ Transport IX P                                                            0.99
                  Nikkei 225 Avg:Yen P                                                           -18.63
                  NYSE Composite P                                                               -19.83
                  NYSE Finance IX P                                                              -14.02
                  NYSE Industrials IX P                                                          -20.63
                  NYSE Transportation IX                                                          -9.80
                  NYSE Utilities IX P                                                            -29.34
                  Philippines Composite IX                                                          N/A
                  PSE Technology IX P                                                            -33.33
                  Russell 1000 Grow Ix                                                           -28.58
                  Russell 1000 Grow IX Tr                                                        -27.88
                  Russell 1000 IX P                                                              -22.94
                  Russell 1000 IX Tr                                                             -21.65
                  Russell 1000 Value Ix                                                          -17.48
                  Russell 1000 Value IX Tr                                                       -15.52
                  Russell 2000 Grow Ix                                                           -30.69
                  Russell 2000 Grow IX Tr                                                        -30.26
                  Russell 2000 IX P                                                              -21.58
                  Russell 2000 IX Tr                                                             -20.48
                  Russell 2000 Value Ix                                                          -13.24
                  Russell 2000 Value IX Tr                                                       -11.43
                  RUSSELL 2500 GROW IX P                                                         -29.45
                  RUSSELL 2500 GROW IX TR                                                        -29.09
                  RUSSELL 2500 IX P                                                              -18.99
                  RUSSELL 2500 IX TR                                                             -17.80
                  RUSSELL 2500 VALUE IX P                                                        -11.77
                  RUSSELL 2500 VALUE IX TR                                                        -9.87
                  RUSSELL 3000 GROW IX P                                                         -28.71
                  RUSSELL 3000 GROW IX TR                                                        -28.03
                  Russell 3000 IX P                                                              -22.81
                  Russell 3000 IX Tr                                                             -21.54
                  RUSSELL 3000 VALUE IX P                                                        -17.13
                  RUSSELL 3000 VALUE IX TR                                                       -15.18
                  RUSSELL MDCP VALUE IX P                                                        -11.68
                  RUSSELL MDCP VALUE IX TR                                                        -9.64
                  Russell Midcap G IX TR                                                         -27.41
                  RUSSELL MIDCAP GR IX P                                                         -27.67
                  RUSSELL MIDCAP IX P                                                            -17.47
                  RUSSELL MIDCAP IX TR                                                           -16.19
                  RUSSELL SMCP CMPT GRO P                                                        -30.24
                  RUSSELL SMCP CMPT GRO TR                                                       -29.95
                  RUSSELL SMCP CMPT IX P                                                         -21.30
                  RUSSELL SMCP CMPT IX TR                                                        -20.23
                  RUSSELL SMCP CMPT VAL IX                                                       -11.54
                  RUSSELL SMCP CMPT VAL P                                                        -13.39
                  RUSSELL TOP 200 GRO IX P                                                       -28.76
                  RUSSELL TOP 200 GROW  IX                                                       -27.98
                  RUSSELL TOP 200 IX P                                                           -24.64
                  RUSSELL TOP 200 IX TR                                                          -23.36
                  RUSSELL TOP 200 VAL IX P                                                       -19.93
                  RUSSELL TOP 200 VALUE IX                                                       -18.02
                  S & P 100 Index TR                                                             -23.88
                  S & P 1500 HC IX P                                                             -20.01

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
                  S & P 500 Daily Reinv                                                          -22.10
                  S & P 500 Index P                                                              -23.37
                  S & P 500 Mnthly Reinv                                                         -22.09
                  S & P 500/BARRA G IX TR                                                        -23.59
                  S & P 500/BARRA V IX TR                                                        -20.85
                  S & P 600 Index P                                                              -15.32
                  S & P 600 Index Tr                                                             -14.63
                  S & P Financial IX P                                                           -16.42
                  S & P Financial IX Tr                                                          -14.64
                  S & P Industrial IX Tr                                                         -26.34
                  S & P Industrials P                                                            -24.55
                  S & P MC 400/BARRA G TR                                                        -19.17
                  S & P MC 400/BARRA V TR                                                        -10.10
                  S & P Midcap 400 IX P                                                          -15.45
                  S & P Midcap 400 IX Tr                                                         -14.51
                  S & P Reit Equity Index                                                         -2.93
                  S & P SC 600/BARRA G TR                                                        -15.36
                  S & P SC 600/BARRA V TR                                                        -14.47
                  S & P Transport Index P                                                        -13.72
                  S & P Utility Index P                                                          -32.99
                  S & P Utility Index Tr                                                         -29.99
                  SB Cr-Hdg Nn-US Wd IX Tr                                                         6.85
                  SB Cr-Hdg Wd Gv Bd IX Tr                                                         7.97
                  SB Non-US Wd Gv Bd IX Tr                                                        21.99
                  SB Wd Gv Bd:Austrl IX Tr                                                        20.50
                  SB Wd Gv Bd:Germny IX Tr                                                        28.52
                  SB Wd Gv Bd:Japan IX Tr                                                         13.96
                  SB Wd Gv Bd:UK IX Tr                                                            21.09
                  SB Wd Gv Bd:US IX Tr                                                            11.64
                  SB World Govt Bond IX Tr                                                        19.49
                  Straits Times Index                                                            -17.40
                  SWISS PERF:SFR IX TR                                                           -25.95
                  TAIWAN SE:T$ IX P                                                              -22.78
                  T-Bill 1 Year Index Tr                                                           1.63
                  T-BILL 3 MO DAILY TR  IX                                                         3.29
                  T-Bill 3 Month Index Tr                                                          1.59
                  T-Bill 6 Month Index Tr                                                          1.66
                  Thailand Set Index                                                              17.32
                  TOKYO 2ND SCT:YEN IX P                                                         -12.79
                  TOKYO SE(TOPIX):YEN IX P                                                       -18.30
                  TORONTO 300:C$ IX P                                                            -13.97
                  TORONTO SE 35:C$ IX P                                                          -18.93
                  Value Line Cmp IX-Arth                                                         -17.11
                  Value Line Cmp IX-Geom                                                         -28.57
                  Value Line Industrl IX                                                         -29.78
                  Value Line Railroad IX                                                          -8.98
                  Value Line Utilties IX                                                         -31.60
MERRILL LYNCH:
                  ML Intermediate BB Index                                                        -2.39
                  ML U.S. High Yield Cash Pay Index                                               -1.14

THE NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUST:
                  Real Estate Investment Trust Index                                               3.81

           SOURCE CATEGORY                                                                       RETURN(%)

                                                                                              TOTAL RETURN
SALOMON SMITH BARNEY:
                  SSB World Ex U.S. Cap Range $2-$10 Billion                                      -9.18
                  SSB EMI Global Ex U.S.                                                          -6.89
                  Salomon 30 Year Benchmark                                                       16.16
                  SBGI Bond U.S. Treasury Index                                                   11.64

Each Russell Index listed above is a trademark/service mark of the Russell Company. Russell(TM) is a trademark of the Frank Russell Company.

*in US currency

PART C.  OTHER INFORMATION
          -----------------

Item 23. Exhibits:
         ---------

         LIBERTY TAX-MANAGED AGGRESSIVE GROWTH FUND (LTMAGF)
         LIBERTY TAX-MANAGED GROWTH FUND (LTMGF)
         LIBERTY TAX-MANAGED VALUE FUND (LTMVF)
         LIBERTY TAX-MANAGED GROWTH FUND II (LTMGFII)

   (a)(1) Amendment No. 3 to the Agreement and Declaration of Trust dated November 15, 1991(2)

   (a)(2) Amendment No. 4 to the Agreement and Declaration of Trust dated April 1, 1999(4)

   (b)      Amended By-Laws dated June 20, 2001(11)

   (c) Form of Specimen of Share Certificate - filed as Exhibit 4 in Part C, Item 24(b) of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty Funds Trust IV (File Nos. 2-62492 and 811-2865), filed with the Commission on or about March 21, 1997, and is hereby incorporated by reference and made a part of this Registration Statement

   (d)(1) Management Agreement between Liberty Funds Trust I, with respect to LTMGF and Stein Roe & Farnham Incorporated dated November 1, 2001(12)

   (d)(2) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGF, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001 (13)

   (d)(3) Management Agreement between Liberty Funds Trust I, with respect to LTMVF and Stein Roe & Farnham Incorporated dated November 1, 2001(13)

   (d)(4) Management Agreement between Liberty Funds Trust I, with respect to LTMGFII and Stein Roe & Farnham Incorporated dated November 1, 2001(13)

   (d)(5) Sub-Advisory Agreement between Liberty Funds Trust I with respect to LTMGFII, Stein Roe & Farnham Incorporated and Stein Roe Investment Counsel LLC dated November 1, 2001 (13)

   (d)(6) Management Agreement between Liberty Funds Trust I, with respect to LTMAGF and Colonial Management Associates, Inc. (13)

   (e)(1) Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(a) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

   (e)(2) Appendix 1 to the Distribution Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit (e)(2) in Part C,
            Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (e)(3) 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit 6.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about May 24, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

   (e)(4) Appendix 1 to the 12b-1 Plan Implementing Agreement between the Registrant and Liberty Funds Distributor, Inc. - filed as Exhibit
            (e)(4) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (e)(5)   Form of Selling Agreement with Liberty Funds Distributor, Inc.(3)

   (e)(6)   Form of Asset Retention Agreement - filed as Exhibit 6(d) in Part C,
            Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

   (f)      Not applicable

   (g)(1) Form of Custodian Contract between Registrant and State Street Bank and Trust Company dated October 10, 2001 - filed as Exhibit (g) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

   (g)(2)   Form of Revised Appendix A to Custodian Contract - filed as Exhibit
            (g)(2) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(1) Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit No. 9.(b) in Part C, Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 & 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(2) Amendment No. 19 to Schedule A of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement as amended - filed as Exhibit
            (h)(2) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(3) Amendment No. 26 to Appendix I of Amended and Restated Shareholders' Servicing and Transfer Agent Agreement - filed as Exhibit (h)(3) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(4)   Pricing and Bookkeeping Agreement - filed as Exhibit 9(b) in Part C,
            Item 24(b) of Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A of Liberty Funds Trust VI (File Nos. 33-45117 and 811-6529), filed with the Commission on or about September 27, 1996, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(5) Amendment to Pricing and Bookkeeping Agreement dated July 1, 2001 - filed as Exhibit (h)(5) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(6)   Appendix I of Pricing and Bookkeeping Agreement - filed as Exhibit
            (h)(6) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(7) Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(8) in Part C, Item 23 of Post-Effective Amendment No. 110 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about August 12, 1999, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(8) Amendment dated June 30, 2000 to the Amended and Restated Credit Agreement with Bank of America - filed as Exhibit (h)(7) in Part C,
            Item 23 of Post-Effective Amendment No. 115 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 4, 2000, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(9) Amendment No. 2 dated January 26, 2001 to the Amended and Restated Credit Agreement with Bank of America (10)

   (h)(10) Third Amendment dated May 14, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit
            (h)(10) in Part C, Item 23 of Post-Effective Amendment No. 56 to the Registration Statement on Form N-1A of Liberty Funds Trust II (File Nos. 2-66976 and 811-3009), filed with the Commission on or about October 26, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(11) Fourth Amendment dated June 1, 2001 to the Amended and Restated Credit Agreement with Bank of America, N.A. - filed as Exhibit
            (h)(11) in Part C, Item 23 of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of Liberty Funds Trust VI, (File Nos. 33-45117 and 811-6529), filed with the Commission on or about August 31, 2001, and is hereby incorporated by reference and made a part of this Registration Statement

   (h)(12) Administration Agreement with Colonial Management Associates, Inc. dated December 30, 1996 (LTMGF)(1)

   (h)(13) Amendment No. 1 to Administration Agreement with Colonial Management Associates, Inc. dated July 1, 2000 (LTMGF)(10)

   (h)(14) Administration Agreement with Colonial Management Associates, Inc. (LTMVF)(5)

   (h)(15) Administration Agreement with Colonial Management Associates, Inc. dated March 1, 2000 (LTMGFII)(7)

   (h)(16) Administration Agreement with Colonial Management Associates, Inc. (LTMAGF)(9)

   (h)(17)  Form of Liberty Tax-Managed Growth Fund Gift Shares Trust(6)

   (i)(1)   Opinion and Consent of Counsel with respect to LTMAGF(9)

   (i)(2) Opinion and Consent of Counsel (with respect to LTMGF, LTMVF and LTMGFII)(6)

   (j)(1)   Consent of Independent Accountants (PWC)

   (j)(2)   Consent of Independent Auditors (E&Y)

   (k)      Not applicable

   (l)      Not applicable

   (m)      Rule 12b-1 Plan dated July 1, 2001 - filed as Exhibit (m) in Part C,
            Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds TrustIII (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (n)      Not applicable

   (o) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 dated April 22, 1996, amended December 12, 2001 - filed as Exhibit (m) in Part C, Item 23 of Post-Effective Amendment No. 126 to the Registration Statement on Form N-1A of Liberty Funds Trust III (File Nos. 2-15184 and 811-881), filed with the Commission on or about October 30, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

   (p) Code of Ethics of Colonial, Stein Roe, the Funds and Liberty Funds Distributor, Inc. effective January 1, 2001, as revised December 18, 2001 - filed as Exhibit (p) in Part C, Item 23 of Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A of Liberty-Stein Roe Funds Income Trust (File Nos. 33-02633 and 811-4552), filed with the Commission on or about January 29, 2002, and is hereby incorporated by reference and made a part of this Registration Statement

Power of Attorney for: Douglas A. Hacker, Janet Langford Kelly, Richard W. Lowry, Salvatore Macera, William E. Mayer, Charles R. Nelson, John J. Neuhauser, Joseph R. Palombo, Thomas E. Stitzel, Thomas C. Theobald and Anne-Lee Verville(13)

   (1) Incorporated by reference to Post-Effective Amendment No. 41 filed with the Commission via EDGAR on October 15, 1996

   (2) Incorporated by reference to Post-Effective Amendment No. 42 filed with the Commission via EDGAR on April 22, 1997.

   (3) Incorporated by reference to Post-Effective Amendment No. 49 filed with the Commission via EDGAR on November 20, 1998.

   (4) Incorporated by reference to Post-Effective Amendment No. 55 filed with the Commission via EDGAR on April 30, 1999.

   (5) Incorporated by reference to Post-Effective Amendment No. 56 filed with the Commission via EDGAR on May 27, 1999.

   (6) Incorporated by reference to Post-Effective Amendment No. 59 filed with the Commission via EDGAR on February 18, 2000.

   (7) Incorporated by reference to Post-Effective Amendment No. 60 filed with the commission via EDGAR on or about March 1, 2000.

   (8) Incorporated by reference to Post-Effective Amendment No. 61 filed with the Commission via EDGAR on April 27, 2000.

   (9) Incorporated by reference to Post-Effective Amendment No. 63 filed with the Commission via EDGAR on or about July 19, 2000.

   (10) Incorporated by reference to Post-Effective Amendment No. 64 filed with the Commission via Edgar on or about February 27, 2001.

   (11) Incorporated by reference to Post-Effective Amendment No. 66 filed with the Commission via Edgar on or about December 21, 2001.

   (12) Incorporated by reference to Post-Effective Amendment No. 67 filed with the Commission via Edgar on or about February 11, 2002.

   (13) Incorporated by reference to Post-Effective Amendment No. 68 filed with the Commission via Edgar on or about February 28, 2002.

Item 24.    Persons Controlled by or under Common Control with Registrant

            None

Item 25.    Indemnification

            See Article VIII of Amendment No. 3 to the Agreement and Declaration of Trust filed as Exhibit (a)(1) hereto.

            The Registrant's advisor/administrator, Colonial Management Associates, Inc., has an ICI Mutual Insurance Company Directors and Officers/Errors and Omissions Liability insurance policy. The policy provides indemnification to the Registrant's trustees and officers.

Item 26.    Business and Other Connections of Investment Adviser

Stein Roe, the Registrant's investment advisor, is a wholly owned subsidiary of Liberty Funds Group LLC, which is a wholly owned subsidiary of Columbia Management Group, Inc., which is a wholly owned subsidiary of Fleet National Bank, which is a wholly owned subsidiary of FleetBoston Financial Corporation.
Stein Roe acts as investment advisor to individuals, trustees, pension and profit-sharing plans, charitable organizations, and other investors. In addition to Registrant, it also acts as investment advisor to other investment companies having different investment strategies and policies.

For a two-year business history of certain officers and directors of Stein Roe, please refer to the Form ADV of Stein Roe and to the section of the statement of additional information (Part B) entitled "Investment Advisory and Other Services," or "Management of the Funds," as applicable.

Certain directors and executive officers of Stein Roe also serve and have during the past two years served, in various capacities as officers, directors, or trustees of the companies listed below and of the Registrant and other investment companies managed wholly or in part by Stein Roe. A list of such capacities is given below.


                                                                       POSITION FORMERLY
                                                                          HELD WITHIN
                                           CURRENT POSITION               PAST TWO YEARS
                                          -------------------            --------------
COLUMBIA MANAGEMENT GROUP, INC. (590 Madison Avenue - 36th Floor, New York, NY  10022)
Keith T. Banks                                  Director, Chairman, Pres., CEO
Roger A. Sayler                                 Director, Exec. V.P.
Joseph R. Palombo                               Director, Exec. V.P., COO
Jean S. Loewenberg                              Secretary, General Counsel

COLUMBIA MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

COLUMBIA FUNDS MANAGEMENT COMPANY (1300 S.W. Sixth, Portland, OR 97201)
Keith T. Banks                                  Director, Chairman, Pres., CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director

FLEET INVESTMENT ADVISORS, INC. (100 Federal Street, Boston, MA 02110)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., COO
Roger Sayler                                    Director

PROGRESS INVESTMENT MANAGEMENT (71 Stevenson Street, Suite 1620, San Francisco, CA 94105)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

WAM ACQUISITION GP, INC. (227 West Monroe Street, Suite 3000, Chicago, Illinois 60606)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director

NEWPORT PRIVATE EQUITY ASIA, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director

NEWPORT PACIFIC MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

NEWPORT FUND MANAGEMENT, INC. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Roger Sayler                                    Director, Exec. V.P.
Joseph R. Palombo                               Director
Charles Roberts                                 Managing Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY NEWPORT HOLDINGS LTD. (580 California Street, Suite 1960, San Francisco, CA 94104)
Keith T. Banks                                  Director
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ADVISORY SERVICES CORP. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, CEO, President, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

FINANCIAL CENTRE INSURANCE AGENCY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY ASSET MANAGEMENT COMPANY (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, Chairman, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

CRABBE HUSON GROUP, INC. (121 South West Morrison, Suite 1400, Portland, OR 97204)
Keith T. Banks                                  Director, Chairman, CEO, President
Joseph R. Palombo                               Director
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

COLONIAL ADVISORY SERVICES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President, CEO, CIO
Joseph R. Palombo                               Director, COO
Roger Sayler                                    Director
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY FUNDS GROUP LLC (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  Director, President
Joseph R. Palombo                               Director, Exec. V.P., CAA
Roger Sayler                                    Director
Philip J. Iudice                                Treasurer
Jean S. Loewenberg                              Secretary

LIBERTY FUNDS SERVICES, INC. (One Financial Center, Boston, MA 02111)
Joseph R. Palombo                               Director
Jean S. Loewenberg                              Secretary

COLONIAL MANAGEMENT ASSOCIATES, INC. (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  President and CIO
Joseph R. Palombo                               Director, Exec. V.P.
Michael Bissonnette                             Senior Vice President
Bonny E. Boatman                                Senior Vice President
Frazier Evans                                   Senior Vice President
Leslie W. Finnemore                             Senior Vice President
Brian Good                                      Vice President
Erik Gustafson                                  Senior Vice President
Richard Hegwood                                 Vice President
Harvey B. Hirschhorn                            Senior Vice President
Michael T. Kennedy                              Senior Vice President
Jeffrey Kinzel                                  Senior Vice President
Maureen Newman                                  Senior Vice President
Scott B. Richards                               Senior Vice President
Roger Sayler                                    Director, Exec. V.P.
Scott Schermerhorn                              Senior Vice President
Gary Swayze                                     Senior Vice President
William Wadden                                  Vice President
Jean S. Loewenberg                              Secretary
Philip J. Iudice                                Treasurer

LIBERTY-STEIN ROE FUNDS INCOME TRUST; LIBERTY-STEIN ROE FUNDS INVESTMENT
TRUST, LIBERTY-STEIN ROE FUNDS MUNICIPAL TRUST, LIBERTY-STEIN ROE FUNDS TRUST,
STEINROE VARIABLE INVESTMENT TRUST, LIBERTY FLOATING RATE FUND, LIBERTY-STEIN
ROE INSTITUTIONAL FLOATING RATE INCOME FUND, STEIN ROE FLOATING RATE LIMITED
LIABILITY COMPANY, LIBERTY VARIABLE INVESTMENT TRUST, LIBERTY FUNDS TRUST I,
LIBERTY FUNDS TRUST II, LIBERTY FUNDS TRUST IV, LIBERTY FUNDS TRUST V, LIBERTY
FLOATING RATE ADVANTAGE FUND (One Financial Center, Boston, MA 02111)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               Trustee                        VP

GALAXY FUND, GALAXY VIP FUND (100 Federal Street, Boston, MA 02110)
Keith T. Banks                                  President
Jean S. Loewenberg                              Secretary
Joseph R. Palombo                               V.P.


Item 27.    Principal Underwriter


(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Liberty Funds Trust I, Liberty Funds Trust II, Liberty Funds Trust III, Liberty Funds Trust IV, Liberty Funds Trust V, Liberty Funds Trust VI, Liberty Funds Trust VII, Liberty Variable Investment Trust, SteinRoe Variable Investment Trust, Liberty-Stein Roe Funds Income Trust, Liberty-Stein Roe Funds Municipal Trust, Liberty-Stein Roe Funds Investment Trust, Liberty Floating Rate Fund, Liberty-Stein Roe Institutional Floating Rate Income Fund, Liberty-Stein Roe Funds Trust, Liberty Floating Rate Advantage
      Fund, Wanger Advisors Trust, Liberty Acorn Trust, Galaxy Fund and Galaxy VIP Fund, and for Columbia Balanced Fund, Columbia Common Stock Fund, Columbia Daily Income Company, Columbia Fixed Income Securities Fund, Columbia Growth Fund, Columbia High Yield Fund, Columbia International Stock Fund, Columbia National Municipal Bond Fund, Columbia Oregon Municipal Bond Fund, Columbia Real Estate Equity Fund, Columbia Short
      Term Bond Fund, Columbia Small Cap Fund, Columbia Special Fund, Columbia Strategic Value Fund and Columbia Technology Fund.

(b)   The  table  below  lists  each   director  or  officer  of  the  principal
      underwriter named in the answer to Item 20.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Abusheery, Greg        V.P.                  None

Ahmed, Yakob           V.P.                  None

Aldi, Andrew           V.P.                  None

Anderson, Judith       V.P.                  None

Antone, Lewis E.       V.P.                  Asst. Secretary

Ash, James             V.P.                  None

Babbitt, Debra         Sr. V.P. and          None
                       Comp. Officer

Banks, Keith           Director              None

Ballou, Rick           Sr. V.P.              None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alexander  V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Claiborne, Doug        V.P.                  None

Climer, Quentin        V.P.                  None

Conley, Brook          V.P.                  None

Cook, Edward           V.P.                  None

Couto, Scott           V.P.                  None

Denny, Jeffrey         V.P.                  None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Stephen        V.P.                  None

Doyle, Matthew         V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Feloney, Joseph        Sr. V.P.              None

Ferullo, Jeanne        V.P.                  None

Fisher, James          V.P.                  None

Ford, David            V.P.                  None

Fragasso, Philip       Managing Director     None

Gentile, Russell       V.P.                  None

Goldberg, Matthew      Sr. V.P.              None

Grace, Anthony         V.P.                  None

Gubala, Jeffrey        V.P.                  None

Guenard, Brian         V.P.                  None

Hartnett, Kelly        V.P.                  None

Helwig, Kevin          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Managing Director     None

Iudice, Jr., Philip    Treasurer and CFO     None

Jarstfer, Marlys       V.P.                  None

Jones, Cynthia         V.P.                  None

Kelley, Terry M.       V.P.                  None

Loewenberg, Jean       Clerk                 Secretary

Lynch, Andrew          Managing Director     None

Lynn, Jerry            V.P.                  None

Marcelonis, Sheila     V.P.                  None

Marsh, Curtis          Sr. V.P.              None

Martin, Peter          Sr. V.P.              None

McCombs, Gregory       Sr. V.P.              None

Menchin, Catherine     Sr. V.P.              None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

Nickodemus, Paul       V.P.                  None

O'Shea, Kevin          Managing Director     None

Owen, Stephanie        V.P.                  None

Palombo, Joseph R.     Director and Chief    Trustee and
                       Operating Officer     President

Piken, Keith           Sr. V.P.              None

Ratto, Gregory         V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Ross, Gary             Sr. V.P.              None

Santosuosso, Louise    Sr. V.P.              None

Schug, Derek           V.P.                  None

Schulman, David        Sr. V.P.              None

Scully-Power, Adam     V.P.                  None

Sellers, Gregory       V.P.                  None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      Sr. V.P.              None

Sinatra, Peter         V.P.                  None

Soares, Jeffrey        V.P.                  None

Soester, Trisha        V.P.                  None

Sprieck, Susan         V.P.                  None

Studer, Eric           V.P.                  None

Sullivan, Paul         V.P.                  None

Tambone, James         CEO; Co-President;    None
                       Director

Tasiopoulos, Lou       Co-President;         None
                       Director

Torrisi, Susan         V.P.                  None

Vaughey, Andrew        V.P.                  None

Wagner, Rebecca        V.P.                  None

Waldron, Thomas        V.P.                  None

Walsh, Brian           V.P.                  None

Warfield, James        V.P.                  None

Wess, Valerie          Sr. V.P.              None

Yates, Susan           V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA 02111.



Item 28.    Location of Accounts and Records

            Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, State Street Bank and Trust Company. The address for each person except the Registrant's Custodian is One Financial Center, Boston, MA 02111. The custodian's address is 1776 Heritage Drive, North Quincy, MA 02171.

Item 29.    Management Services
            See Item 15, Part A and Item 13, Part B

Item 30.    Undertakings
            Not Applicable

                               ******************

                                     NOTICE

A copy of the Agreement and Declaration of Trust, as amended, of Liberty Funds Trust I is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Liberty Funds Trust I, certifies that it meets all of the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) and has duly caused this Post-Effective Amendment No. 71 to its Registration Statement under the Securities Act of 1933 and Amendment No. 53 to its Registration Statement under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 28th day of February, 2003.


                                        LIBERTY FUNDS TRUST I

                                        By: /s/ JOSEPH R. PALOMBO
                                            --------------------------------
                                            Joseph R. Palombo, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                        TITLE                      DATE
----------                        -----                      ----

                                  President (chief           February 28, 2003
/s/ JOSEPH R. PALOMBO             executive officer)
----------------------------
    Joseph R. Palombo

                                  Chief Financial Officer    February 28, 2003
                                  (principal financial
/s/ J. Kevin connaughton          officer)
----------------------------
    J. Kevin Connaughton

                                  Chief Accounting Officer   February 28, 2003
                                  (principal accounting
/s/ VICKI L. BENJAMIN             officer)
----------------------------
    Vicki L. Benjamin

DOUGLAS A. HACKER*                Trustee
----------------------------
Douglas A. Hacker


JANET LANGFORD KELLY*             Trustee
----------------------------
Janet Langford Kelly


RICHARD W. LOWRY*                 Trustee
----------------------------
Richard W. Lowry


SALVATORE MACERA*                 Trustee
----------------------------
Salvatore Macera


WILLIAM E. MAYER*                 Trustee              /s/ RUSSELL L. KANE
----------------------------                               --------------------
William E. Mayer                                           Russell L. Kane

                                                           Attorney-in-fact
                                                           February 28, 2003

DR. CHARLES R. NELSON*            Trustee
----------------------------
Dr. Charles R. Nelson


JOHN J. NEUHAUSER*                Trustee
----------------------------
John J. Neuhauser


JOSEPH R. PALOMBO*                Trustee
----------------------------
Joseph R. Palombo


THOMAS E. STITZEL*                Trustee
----------------------------
Thomas E. Stitzel


THOMAS C. THEOBALD*               Trustee
----------------------------
Thomas C. Theobald


ANNE-LEE VERVILLE*                Trustee
----------------------------
Anne-Lee Verville

                                    EXHIBITS

(j)(1)               Consent of Independent Accountants (PWC)

(j)(2)               Consent of Independent Auditors (E&Y)